AnnuiChoice II

As filed with the Securities and Exchange Commission on April 23, 2010

Registration Nos. 333-44876 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 17	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 66	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                      immediately upon filing pursuant to paragraph (b) of Rule 485

☒                    on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐                      60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                      on (date) pursuant to paragraph (a)(1) of Rule 485

☐                      75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                      This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  AnnuiChoice II Flexible Premium Variable Annuity

AnnuiChoice® II Variable Annuity

May 1, 2010

Integrity Life Insurance Company

Separate Account I

This prospectus describes the AnnuiChoice II flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

Columbia Funds Variable Insurance Trust, Class B	PIMCO Variable Insurance Trust, Advisor Class
Columbia Mid Cap Value Fund, Variable Series	PIMCO VIT All Asset Portfolio
Columbia Small Cap Value Fund, Variable Series	PIMCO VIT CommodityRealReturnTMStrategy Portfolio
PIMCO VIT Low Duration Portfolio
DWS Investments VIT Funds, Class B	PIMCO VIT Real Return Portfolio
DWS Small Cap Index VIP	PIMCO VIT Total Return Portfolio

Fidelity® Variable Insurance Products,	Rydex Variable Trust
Service Class 2	Rydex|SGI VT All-Cap Opportunity Fund
Fidelity VIP Asset ManagerSM Portfolio	Rydex|SGI VT Alternative Strategies Allocation Fund
Fidelity VIP Balanced Portfolio	Rydex|SGI VT Managed Futures Strategy Fund
Fidelity VIP Contrafund® Portfolio	Rydex|SGI VT Multi-Hedge Strategies Fund
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio	Touchstone® Variable Series Trust
Fidelity VIP Freedom 2010 Portfolio	Touchstone VST Baron Small Cap Growth Fund
Fidelity VIP Freedom 2015 Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Freedom 2020 Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Freedom 2025 Portfolio	Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Freedom 2030 Portfolio	Touchstone VST Mid Cap Growth Fund
Fidelity VIP Growth Portfolio	Touchstone VST Money Market Fund
Fidelity VIP High Income Portfolio	Touchstone VST Third Avenue Value Fund
Fidelity VIP Index 500 Portfolio	Touchstone VST Aggressive ETF Fund
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Conservative ETF Fund
Fidelity VIP Mid Cap Portfolio	Touchstone VST Enhanced ETF Fund
Fidelity VIP Overseas Portfolio	Touchstone VST Moderate ETF Fund

Franklin Templeton VIP Trust, Class 2	Van Kampen Life Investment Trust and Universal
FTVIPT Franklin Growth and Income Securities Fund	Institutional Funds, Class II
FTVIPT Franklin Income Securities Fund	Van Kampen LIT Capital Growth Portfolio
FTVIPT Franklin Large Cap Growth Securities Fund	Van Kampen LIT Comstock Portfolio
FTVIPT Franklin Small Cap Value Securities Fund	Van Kampen’s UIF Emerging Markets Debt Portfolio
FTVIPT Mutual Shares Securities Fund	Van Kampen’s UIF Emerging Markets Equity Portfolio
FTVIPT Templeton Foreign Securities Fund	Van Kampen’s UIF U.S. Mid Cap Value Portfolio
FTVIPT Templeton Growth Securities Fund	Van Kampen’s UIF U.S. Real Estate Portfolio

Fixed Accounts
Guaranteed Rate Options
Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

AC2I - 1

Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Section 10 — Prior Contracts.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2010, has been filed with the SEC (file numbers 811-04844 and 333-44876).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of BlackRock Institutional Trust Company, N.A. (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock.  Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the Integrity AnnuiChoice II (May 1, 2010) tear off this section and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address

Phone:

AC2I - 2

TABLE OF CONTENTS

Page AC2I-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	11
Summary of Contract	11
Investment Goals and Risks	11
Your Rights and Benefits	11
Account Value and Surrender Value	12
Your Right to Revoke (Free Look Period)	12
How Your Contract is Taxed	12
Part 2 - Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account I and the Variable Account Options	13
Distribution of Variable Annuity Contracts	13
Changes in How We Operate	13
Part 3 - Your Investment Options	13
The Variable Account Options	14
Static Asset Allocation Models	22
The Fixed Accounts	23
Part 4 - Deductions and Charges	25
Mortality and Expense Risk Charge	25
Annual Administrative Charge	25
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	25
Portfolio Charges	25
Withdrawal Charge	26
Reduction or Elimination of the Withdrawal Charge	26
Hardship Waiver	26
Commission Allowance and Additional Payments to Distributors	27
Optional Benefit Charges	27
Transfer Charge	27
Tax Reserve	27
State Premium Tax	27
Part 5 - Terms of Your Variable Annuity	28
Your Contributions	28
Units in Our Separate Account	28
How We Determine Unit Value	29
Transfers	29
Excessive Trading	30
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	32
Assignments	33
Death Benefit Paid on Death of Annuitant	33
Distribution on Death of Owner	34
Spousal Continuation	35
Death Claims	36
Maximum Retirement Date and Annuity Benefit	36
Annuity Benefit Payments	37
Timing of Payment	37

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How You Make Requests and Give Instructions	37
Part 6 - Optional Benefits	37
Guaranteed Lifetime Income Advantage Rider	37
Highest Anniversary Death Benefit Rider	44
Enhanced Earnings Benefit Rider	44
Part 7 - Voting Rights	45
How Portfolio Shares Are Voted	45
How We Determine Your Voting Shares	46
Separate Account Voting Rights	46
Part 8 - Tax Aspects of the Contract	46
Introduction	46
Your Contract is an Annuity	47
Taxation of Annuities Generally	47
Tax Treatment of Living Benefits	48
Tax-Favored Retirement Programs	48
Federal and State Income Tax Withholding	49
Impact of Taxes on the Company	49
Transfers Among Investment Options	49
Part 9 - Additional Information	49
Systematic Withdrawal Program	49
Income Plus Withdrawal Program	49
Choices Plus Required Minimum Distribution Program	50
Dollar Cost Averaging Program	50
Systematic Transfer Program	51
Customized Asset Rebalancing Program	51
Systematic Contributions Program	52
Legal Proceedings	52
Table of Contents of Statement of Additional Information	52
Part 10 - Prior Contracts	52
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2010)	52
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to March 1, 2009)	53
Guaranteed Minimum Withdrawal Benefit (Available May 21, 2007 to February 24, 2008)	53
Guaranteed Return Plus Rider (Available June 26, 2006 to November 24, 2008)	61
AnnuiChoice II and AnnuiChoice I (Contracts issued prior to May 1, 2007)	63
AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)	63
AnnuiChoice I (Contracts issued prior to May 1, 2004)	64
Touchstone Choice	66
Appendices	67
Appendix A - Financial Information for Separate Account I of Integrity	67
Appendix B - Illustration of a Market Value Adjustment	87
Appendix C - Parties to the Contract and Guide to Spousal Continuation	90
Appendix D - Illustration of Guaranteed Lifetime Income Advantage	92
Appendix E - Illustration of Enhanced Earnings Benefit	98

AC2I - 4

GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720.  Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341.  You may also call us at 1-800-325-8583.  This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant - the person whose life is used to determine the amount of the Annuity Benefit.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Enhanced Earnings Benefit (EEB) - an optional Death Benefit.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment strategies available when a GLIA Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate during each Guarantee Period.

Guarantee Period - the length of time from the date of your contribution into a GRO, until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit before the end of the Guarantee Period.

Highest Anniversary Death Benefit - an optional Death Benefit.

AC2I - 5

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking an Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or one-year period.  The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable rules, regulations and written guidance published by the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

AC2I - 6

Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(6)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge(7)	0.20%	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(8)	0.50%	0.50%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge(9)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (9)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses(10)	2.95%	2.50%

(1) Expenses for prior versions of the contract, if different, are located in Part 10.

(2) State premium taxes currently range from 0 to 3.5%.

(3) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed quarterly on the amount allocated to the Variable Account Options

(8) Assessed quarterly on the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB elected
59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

(9) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(10) You may elect only one of these optional benefits: EEB, or Individual GLIA or Spousal GLIA.  Therefore the highest possible total separate account annual expenses reflect the election of the optional benefit that carries the highest cost.

AC2I - 7

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%	Maximum: 2.20%

Total Annual Portfolio Operating Expenses

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Columbia VIT Mid Cap Value, Class B (1)	0.70%	0.25%	0.77%	N/A	1.72%	0.90%
Columbia VIT Small Cap Value, Class B (2)	0.80%	0.25%	0.12%	N/A	1.17%	1.10%
DWS Small Cap Index VIP, Class B (3)	0.35%	0.25%	0.21%	N/A	0.81%	0.81%
Fidelity VIP Asset Manager, Service Class 2 (4)	0.51%	0.25%	0.18%	N/A	0.94%	0.92%
Fidelity VIP Balanced, Service Class 2 (5)	0.41%	0.25%	0.15%	N/A	0.81%	0.80%
Fidelity VIP Contrafund, Service Class 2 (5)	0.56%	0.25%	0.11%	N/A	0.92%	0.90%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.45%	N/A	1.41%	1.25%
Fidelity VIP Equity-Income, Service Class 2	0.46%	0.25%	0.12%	N/A	0.83%	0.83%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.59%	0.84%	0.84%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.60%	0.85%	0.85%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.65%	0.90%	0.90%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.66%	0.91%	0.91%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.69%	0.94%	0.94%
Fidelity VIP Growth, Service Class 2 (5)	0.56%	0.25%	0.13%	N/A	0.94%	0.93%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.13%	N/A	0.95%	0.95%
Fidelity VIP Index 500, Service Class 2 (7)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.32%	0.25%	0.12%	N/A	0.69%	0.69%
Fidelity VIP Mid Cap, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%	0.93%
Fidelity VIP Overseas, Service Class 2 (4)	0.71%	0.25%	0.16%	N/A	1.12%	1.09%
FTVIPT Franklin Growth and Income Securities, Class 2	0.54%	0.25%	0.06%	N/A	0.85%	0.85%
FTVIPT Franklin Income Securities, Class 2	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2	0.75%	0.25%	0.06%	N/A	1.06%	1.06%
FTVIPT Franklin Small Cap Value Securities, Class 2 (8)	0.52%	0.25%	0.18%	0.03%	0.98%	0.96%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.18%	N/A	1.03%	1.03%
FTVIPT Templeton Foreign Securities, Class 2 (8)	0.64%	0.25%	0.15%	0.02%	1.06%	1.05%
FTVIPT Templeton Growth Securities, Class 2	0.75%	0.25%	0.04%	N/A	1.04%	1.04%
PIMCO VIT All Asset, Advisor Class (9)	0.425%	0.25%	0.00%	0.69%	1.365%	1.365%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (9), (10), (11)	0.74%	0.25%	0.09%	0.13%	1.21%	1.08%
PIMCO VIT Low Duration, Advisor Class (9)	0.50%	0.25%	0.00%	N/A	0.75%	0.75%
PIMCO VIT Real Return, Advisor Class (9), (10)	0.50%	0.25%	0.07%	N/A	0.82%	0.82%
PIMCO VIT Total Return, Advisor Class (9), (10)	0.50%	0.25%	0.09%	N/A	0.84%	0.84%
Rydex|SGI VT All-Cap Opportunity	0.90%	0.00%	0.81%	N/A	1.71%	1.71%
Rydex|SGI VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.59%	1.59%	1.59%
Rydex|SGI VT Managed Futures Strategy (12)	1.02%	0.00%	1.18%	N/A	2.20%	2.08%
Rydex|SGI VT Multi-Hedge Strategies (12)	1.15%	0.00%	0.72%	0.08%	1.95%	1.92%
Touchstone VST Baron Small Cap Growth (13)	1.05%	0.24%	0.52%	0.01%	1.82%	1.56%
Touchstone VST Core Bond (13)	0.55%	0.08%	0.39%	0.02%	1.04%	1.02%
Touchstone VST High Yield (13)	0.50%	0.13%	0.42%	0.01%	1.06%	1.06%
Touchstone VST Large Cap Core Equity (13)	0.65%	0.10%	0.31%	N/A	1.06%	1.00%

AC2I - 8

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Touchstone VST Mid Cap Growth (13)	0.80%	0.14%	0.46%	N/A	1.40%	1.17%
Touchstone VST Money Market	0.18%	0.20%	0.33%	N/A	0.71%	0.71%
Touchstone VST Third Avenue Value (13)	0.80%	0.22%	0.36%	0.01%	1.39%	1.18%
Touchstone VST Aggressive ETF (13)	0.40%	0.25%	0.56%	0.26%	1.47%	1.01%
Touchstone VST Conservative ETF (13)	0.40%	0.25%	0.45%	0.23%	1.33%	0.98%
Touchstone VST Enhanced ETF (13)	0.40%	0.25%	0.49%	0.24%	1.38%	0.99%
Touchstone VST Moderate ETF (13)	0.40%	0.20%	0.32%	0.23%	1.15%	0.98%
Van Kampen LIT Capital Growth, Class II	0.70%	0.25%	0.14%	N/A	1.09%	1.09%
Van Kampen LIT Comstock, Class II	0.56%	0.25%	0.04%	N/A	0.85%	0.85%
Van Kampen’s UIF Emerging Markets Debt, Class II (14)	0.75%	0.35%	0.33%	0.01%	1.44%	1.14%
Van Kampen’s UIF Emerging Markets Equity, Class II (14)	1.23%	0.35%	0.38%	0.01%	1.97%	1.65%
Van Kampen’s UIF U.S. Mid Cap Value, Class II (14)	0.72%	0.35%	0.30%	0.01%	1.38%	1.13%
Van Kampen’s UIF U.S. Real Estate, Class II (14)	0.80%	0.35%	0.34%	0.01%	1.50%	1.39%

(1) The distributor and/or the advisor have voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.90% of the Portfolio’s average daily net assets.  The distributor and/or advisor, at their discretion, may modify or terminate these arrangements at any time.

(2) The advisor has voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.95% of the Portfolio’s average daily net assets.  In addition, the distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses applicable to the Class B shares, including distribution fees, exceed the annual rate of 1.10% of the class B shares’ average daily net assets.  The advisor and/or distributor may modify or terminate these arrangements at any time.

(3) “Other Expenses” includes an administrative services fee paid to the advisor in the amount of 0.10% of average daily net assets.

(4) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including these reductions, the total class operating expenses for the Portfolio would be as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(5) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(6) The Portfolio’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses, (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%.  This arrangement can be discontinued by the Portfolio’s manager at any time.

(7) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the Portfolio manager’s part.

(8) The manager and administrator have agreed in advance to reduce their fees as a result of the Portfolio’s investment in a Franklin Templeton money market fund (the Sweep Money Fund is the acquired fund reflected in the “Acquired Funds Fees and Expenses” column in the above table).  This reduction is required by the trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(9) “Management Fees” reflect advisory and a supervisory and administrative fee payable by the Portfolio to the advisor.

(10) “Other Expenses” reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchasing agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments as an investment strategy.

(11)  PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) has entered into a separate contract with the advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  The advisor has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to the advisor by the Subsidiary.

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This waiver may not be terminated by advisor and will remain in effect for as long as advisor’s contract with the Subsidiary is in place.

(12) The Portfolio invests in a subsidiary, which has entered into a separate advisory agreement with the advisor for the management of the subsidiary’s portfolio.  The advisor has contractually agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee paid to the advisor by the subsidiary.  This waiver will continue as long as the Portfolio invests in the subsidiary, and may not be terminated without the prior approval of the Portfolio’s board of trustees.

(13) The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses to the amount reflected in the Total Annual Net Expenses column, minus the amount in the Acquired Funds Fees and Expenses column, in the above table.  This expense limitation will remain in effect until at least April 29, 2011, but can be terminated by a vote of the Board of Trustees of the fund if they deem the termination to be beneficial to the shareholders.

(14) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses, which resulted in the net expenses as reflected in the Total Annual Net Expenses column in the above table.  This reimbursement is voluntary and can be discontinued at any time.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,367	$2,414	$3,379	$5,860

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$567	$1,714	$2,879	$5,860

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,179	$1,850	$2,438	$3,989

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If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$379	$1,150	$1,938	$3,989

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,”  “us,”  “the Company” and “Integrity” mean Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation;” see also Appendix C.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest in the Investment Options.  See Part 3.

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect optional benefits available at the time you purchase the annuity contract.  See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant.  See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract, and a Distribution on Death will be required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living

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benefits) to natural persons and their beneficiaries, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $1,000 ($2,000 in Texas and Washington).  If the Account Value goes below the minimum Account Value and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your contribution, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Tax Code and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal or begin receiving annuity payments.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  We do not provide tax advice.  Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract may be a Qualified Annuity, purchased to provide benefits under certain tax-favored retirement programs, such as IRAs; however, this contract provides no additional tax deferral benefit, as these programs already provide tax deferral.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life

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Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit, and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We will notify you if any change results in a material change in the underlying Portfolios or the Variable Account Options.  We may:

•                  add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option (also called a subaccount) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

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The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as principal risks of investing, and more information about the Portfolio’s principal investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

Columbia Funds Variable Insurance Trust

Each Portfolio is a series of the Columbia Funds Variable Insurance Trust, which is a mutual fund registered with the SEC.  Columbia Management Investment Advisers, LLC is the investment advisor to each Portfolio and is located at 100 Federal Street, Boston, MA 02110.

Following is a summary description of the Columbia VIT Portfolios.  There are no guarantees that a Portfolio will achieve its objectives.  You should read each Columbia VIT Portfolio’s prospectus carefully before investing.

Columbia Mid Cap Value Fund, Variable Series

The Mid Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio also may invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

Columbia Small Cap Value Fund, Variable Series

The Small Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

DWS Investments VIT Funds

The fund is a series of the DWS Investment VIT Funds, which is a mutual fund registered with the SEC.  Deutsche Investment Management Americas Inc. is the investment advisor for the fund and is located at 345 Park Avenue, New York, NY 10154.

Following is a summary description of the fund.  There are no guarantees that a fund will achieve its objectives.  You should read the DWS Investments VIT Fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

The DWS Small Cap Index VIP seeks to replicate, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small US companies.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust, each of which is a mutual fund registered with the SEC.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers®, Inc.  Both FMR and Strategic Advisers, Inc. are located at 82 Devonshire Street, Boston, MA 02109.

Following is a summary description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Fidelity VIP Fund prospectus carefully before investing.

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Fidelity VIP Asset ManagerSM Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR emphasizes above average income-producing equity securities, which tends to lead to investment in stocks that have more “value” characteristics than “growth” characteristics.  FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index.  FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in

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investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select

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investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index.  FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

Franklin Templeton Variable Insurance Products Trust

Each Portfolio is a series of the Franklin Templeton Variable Insurance Products Trust (FTVIPT), which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the Portfolios as indicated below.

Below is a summary description of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal.  The Portfolio normally invests predominantly in equity securities, including securities convertible into common stock.  The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation.  The Portfolio normally invests in both debt and equity securities.  The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies.  The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return.  The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging

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markets.  The investment advisor for this Portfolio is Templeton Investment Counsel, LLC, located at 500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust, which is a mutual fund registered with the SEC.  Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a summary description of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in commodity-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio may also invest in common and preferred stocks, as well as convertible securities of issuers in commodity-related industries.

PIMCO VIT Low Duration Portfolio

The Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

PIMCO VIT Total Return

The Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

Rydex Variable Trust

Each Portfolio is a series of The Rydex Variable Trust, which is a mutual fund registered with the SEC.  Security Global Investors is the investment advisor to each Portfolio and is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex|SGI VT Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Rydex|SGI VT Fund prospectus carefully before investing.

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Rydex|SGI VT All-Cap Opportunity Fund

The All-Cap Opportunity Fund seeks long-term capital appreciation by moving its investments among different sectors or industries.  The advisor uses a quantitative methodology to rank approximately sixty different industries based on several measures of momentum, including price momentum.  The advisor then invests in common stock of the top ranked industries.

Rydex|SGI VT Alternative Strategies Allocation Fund

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The Portfolio invests principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

Rydex|SGI VT Managed Futures Strategy Fund

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  The Portfolio’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®.  The advisor will invest substantially all of the Portfolio’s net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

Rydex|SGI VT Multi-Hedge Strategies Fund

The Multi-Hedge Strategies Fund seeks long-term to provide capital appreciation with less risk than traditional equity funds.  The Portfolio pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds.

Touchstone® Variable Series Trust

Each Portfolio is a series of the Touchstone Variable Series Trust, which is a mutual fund registered with the SEC.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a summary description of each Touchstone VST Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Baron Small Cap Growth Fund seeks long-term capital appreciation, by normally investing at least 80% of its assets in common stocks of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics and the potential to increase in value at least 100% over four or five subsequent years.  BAMCO, Inc. is the sub-advisor for the fund and is located at 767 Fifth Avenue, New York, NY 10153.

Touchstone VST Core Bond Fund

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The sub-advisor normally invests at least 80% of the Portfolio’s assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The sub-advisor may invest up to 20% of the assets in non-investment grade debt securities rated as low as B.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST High Yield Fund

The High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The sub-advisor normally invests at least 80% of the Portfolio’s assets in non-investment grade debt securities, generally issued by domestic corporations.  Fort Washington Investment

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Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of companies with market capitalizations in the range of the Russell 1000 Index at the time of purchase.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Verdedus Asset Management LLC is the sub-advisor for the fund and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Mid Cap Growth Fund

The Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The sub-advisors normally invest at least 80% of the Portfolio’s assets in common stocks of mid cap companies, which are defined as companies having a market capitalization between $1.5 billion and $12 billion or in the range of market capitalizations represented in the Russell Midcap Index.  The fund is sub-advised by two separate management teams that use different style methodologies: Westfield Capital Management Company, L.P., located at One Financial Center, Boston, MA 02111, uses a growth approach, investing in companies that have earnings it believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates; and TCW Investment Management Company, located at 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017 uses a value approach, investing in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in U.S. government securities and high-quality money market instruments rated in the top two rating categories.  The fund is a money market fund and seeks to maintain a constant share price of $1.00, although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The Third Avenue Value Fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (companies without significant liabilities in comparison to their liquid resources) at a discount relative to what the sub-advisor believes is their liquid value.  The Portfolio is non-diversified.  The sub-advisor invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  Third Avenue Management LLC is the sub-advisor for fund and is located at 622 Third Avenue, New York, NY 10017.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each ETF that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.

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As a result of market gains or losses by the underlying ETFs, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.  The advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Verdedus Asset Management LLC is the advisor for the ETF funds, and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Aggressive ETF Fund

The Aggressive ETF Fund seeks capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the Portfolio’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the Portfolio’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Enhanced ETF Fund seeks high capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the Portfolio’s assets in stocks and 40% in bonds.

Van Kampen LIT Portfolios

Each Portfolio is a series of the Van Kampen Life Insurance Trust, which is a mutual fund registered with the SEC.  Van Kampen Asset Management is the investment advisor for each of the LIT Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a summary description of the Portfolios of Van Kampen Life Investment Trust.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Capital Growth Portfolio

The LIT Capital Growth Portfolio seeks capital appreciation.  Under normal market conditions, the Portfolio invests primarily in growth-oriented companies, emphasizing a bottom-up stock selection process, seeking attractive growth investments on an individual company basis.

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Van Kampen LIT Comstock Portfolio

The LIT Comstock Portfolio seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies, which the advisor believes have potential for capital growth and income.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen’s Universal Institutional Funds, Inc. Portfolios

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF), which is a mutual fund registered with the SEC.  Morgan Stanley Investment Management Inc., which does business in certain instances as Van Kampen, is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a summary description of the Portfolios of The Universal Institutional Funds, Inc.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Van Kampen’s UIF Portfolio prospectus carefully before investing.

Van Kampen’s UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify emerging markets or developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen’s UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection.  Investment selection criteria include attractive growth characteristics, reasonable valuations and company management with strong shareholder value orientation.

Van Kampen’s UIF U.S. Mid Cap Value Portfolio

The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities.  The advisor invests primarily in common stocks of companies traded on a United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.  The Portfolio may purchase stocks that typically do not pay dividends.  The advisor seeks attractively valued companies experiencing a change that it believes could have a positive impact on the company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen’s UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  The advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

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We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through a non-unitized separate account, which supports the GROs and STOs for this annuity contract.  Our General Account supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider, which is in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts, the General Account or the non-unitized separate account.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with Guarantee Periods of two, three, five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available from time to time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.  The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, and the minimum interest rate will never be less than 1%.  If your contract is issued in the state of Washington, the GROs are not available.

The value of a contribution or transfer to your GRO is called the GRO Value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred, plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your three-year

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GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.  You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option.  If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it cannot be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period.  For example, if your mature GRO was for 10 years and when it matures, the seven-year Guarantee Period is the longest Guarantee Period available, your new GRO will be for seven years.  You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO or elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies on a Distribution on Death of the owner before the end of the Guarantee Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant).  No MVA is made for partial withdrawals of the Free Withdrawal Amount at any time.  No MVA is made for partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  No MVA shall apply when partial withdrawals are taken to meet required minimum distributions under the Tax Code.  The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution or transfer to the GRO, less withdrawals and associated withdrawal charges, less transfers out of the GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution or transfer, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula (11):

MVA = GRO Value x [(1 + A)N/12 / (1 + B + ..0025)N/12 - 1],  where:

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not

(11) The formula for contracts issued in Pennsylvania is MVA = GRO Value x [(1 + A)N/12 / (1 + B)N/12 - 1].

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equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix B for illustrations of the MVA.

Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected.  STOs are available for six months or one year.  All STO contributions must be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  The STO is available for new contributions only.  You cannot transfer from other Investment Options into the STO.  We do not accept Systematic Contributions into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.15% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to the risk we take that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits.  The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses.  A portion of the 1.15% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts.  We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management cannot be increased without shareholder approval.  Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

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Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 8%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn
1	8%
2	7.5%
3	7%
4	6%
5	5%
6	4%
7	3%
thereafter	0

When you take a withdrawal, the oldest contributions are treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, are withdrawn.  Please note however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge if:

•        we calculate the Death Benefit on the death of the Annuitant; or

•      you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Hardship Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance.  We may also waive the MVA on any amounts withdrawn from the GROs.  Hardship circumstances may include the owner’s (1) confinement to a nursing home, hospital or long-term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment.  (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey, Texas and Washington.)  We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor.  The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant.  If there are joint owners, the waivers

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apply to both the owner and the joint owner.  The hardship waiver is not available on contracts issued in South Dakota.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions, plus up to 0.25% trail commission paid on Account Value starting in the second Contract Year, or a 0.50% trail commission paid on Account Value starting in the eighth Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are American Portfolios Financial Services, Inc., BB&T Investment Services, Inc., Cadaret, Grant & Co., Inc., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc., Nationwide Planning Associates, Inc., Raymond James Financial, Inc., Securities America, Inc., and Stifel, Nicolaus and Company, Incorporated.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

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Part 5 - Terms Of Your Variable Annuity

Your Contributions

•	Minimum initial contribution (12)	$10,000
•	Minimum additional contribution (13)	$ 100
•	Maximum total contributions	$1,000,000 if the Annuitant is age 75 or younger
		$ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA.  See Part 6.  Contributions also may be limited by various state or federal laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan.  If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law.  Contributions will be accepted at any time up to eight years before your Maximum Retirement Date.

We may refuse additional contributions if (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Your contributions are invested in the Investment Options you select.  Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office.  Once received in good order, contributions allocated to Variable Account Options are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.  Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day.  Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options for additional contributions at any time by writing to the Administrative Office.  The request must indicate your contract number and the specific change, and you must sign the request.  When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

Changing your Investment Options for additional contributions does not change your current allocation or your allocations used for rebalancing your portfolio, if any.  You must provide specific instructions if you wish to change your current allocations or rebalancing allocations.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits, and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable

(12) The minimum initial contribution is $50,000 if the annuity contract is purchased in certain distribution outlets, currently at distribution outlets affiliated with Fifth Third Bank.  The increased minimum initial contribution is related to an enhanced commission offered within any such distribution outlets.

(13) If your contract is issued in the state of Washington, you may only make additional contributions during the first Contract Year.

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Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.15%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•                  The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

•                  Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•                  Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value, called an MVA.  See Part 3.

•                  Transfers into and out of the GLIA Investment Options are restricted.  See Part 6.

You also may reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your 12 free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in good order.  Each request for a transfer must specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good

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order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business.

If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call.  All transfers will be confirmed in writing.

A transfer request or a reallocation of your Account Value does not change the allocation of current or future contributions among the Investment Options, and does not change your investment allocations used for rebalancing your portfolio.  You must provide specific instructions if you wish to change your allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

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•            a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•            a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification.  We will notify you if your requested transfer is not made.

4.                                        Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•            All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•            Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  Investment Option transfers are non-cumulative and may not be carried over from year to year.

•            Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

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Withdrawals

You may make withdrawals as often as you wish.  Each withdrawal must be at least $100.  The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options.  You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when they are received in good order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

•                  plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are taken from your Account Value as follows:  your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during the Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during the Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

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Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•        the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•        there is no contingent Annuitant.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

•      lump sum — if the beneficiary elects this option, we will automatically pay the lump sum Death Benefit amount into a checking account in the name of the beneficiary, if allowed by state law.  The checking account is an interest-bearing account with no fees.  The beneficiary can access the funds at any time by writing a check.

•      deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

•      extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death Benefit as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options.  Distributions must begin within one year from the date of death.  You may pre-select this option for your Annuitant’s beneficiary.

If your Annuitant’s beneficiary is not a natural person, the beneficiary must elect either a lump sum or deferral for up to five years.

You may change the Annuitant’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix C for assistance in structuring your contract.

Standard Death Benefit

The standard Death Benefit varies depending on the Annuitant’s age on the Contract Date.

•                  For contracts where the Annuitant’s age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

•                  total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

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If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

•                  your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

•                  total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

•                  For contracts where the Annuitant’s age on the Contract Date is between 74 and 85, the Death Benefit is the greater of:

•                  total Contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

Effect of Withdrawals on the Death Benefit

If you take a withdrawal from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you (as owner) die, and you are not the Annuitant, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant, the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required.  It may not be a good idea to own this annuity contract jointly.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

•      lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

•      deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire Surrender Value must be paid to the beneficiary.

•      extending the contract — if the beneficiary elects this option, he or she must choose to receive the Surrender Value as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract, to the extent

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this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options.  Distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawals taken under this option.

If the owner’s beneficiary is not a natural person, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its deferred tax status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix C.

You may change the owner’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is your (owner’s) sole beneficiary.  This is standard spousal continuation.  See Appendix C for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, and only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.  Under this Enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the Enhanced Spousal Continuation is elected, but the MVA will apply.  If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

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See Appendix C for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Not Available to Same Sex Spouses

The Federal Defense of Marriage Act states that civil union partners and same sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by federal tax law to a surviving spouse of an annuity owner is not available to a surviving civil union partner or same sex spouse.  If civil unions or same sex marriages are recognized in the state where this contract is issued, the Enhanced Spousal Continuation described in the contract is available to the surviving civil union partner or same sex spouse; however, the favorable tax treatment provided by federal law will not apply and the transfer of ownership will be a taxable event.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election.  During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Variable Account Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime up until the Annuitant’s 100th birthday.  This is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100.

We currently offer the following types of annuities, funded through our General Account:

•                  life and 10 years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  period certain annuity, which provides for fixed payments for a fixed period.  The amount is determined by the period you select when you select the type of annuity you want.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining periodic payments will go to the Annuitant’s beneficiary.

•                  life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum

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Retirement Date.  You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity.  However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments will not change and are based upon annuity rates provided in your contract.  The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply).  If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

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Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)              the Account Value on the date you purchase the GLIA Rider; plus

2)              additional Contributions; less

3)              Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                      the Bonus Base immediately before the Bonus is applied; plus

2)                                      the Bonus amount (see “Bonus” section below); plus

3)                                      additional Contributions received after the date of the Bonus; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)              the Account Value on the date you purchase the GLIA Rider; plus

2)              additional Contributions; less

3)              Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                      the Step-Up Base immediately before the Step-Up is applied; plus

2)                                      the Step-Up amount; plus

3)                                      additional Contributions received after the date of the Step-Up; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

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Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, withdrawal charges, if any, will be applied.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                  Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

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Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges if any.)  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (younger) Annuitant	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider and an annual effective rate of 1.15% for the Spousal GLIA Rider.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the four GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio 0 – 100%	Touchstone VST Moderate ETF Portfolio 0 – 100%	Touchstone VST Aggressive ETF Portfolio 0 - 50%

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GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio 90%	Rydex VT Alternative Strategies Allocation Fund 10%

GLIA Investment Strategy 4 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	Fidelity VIP Asset Manager	Columbia VIT Mid Cap Value	PIMCO VIT All Asset
PIMCO VIT Total Return	Fidelity VIP Balanced	Columbia VIT Small Cap Value	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Core Bond	Fidelity VIP Contrafund	DWS Small Cap Index VIP	Rydex|SGI VT All-Cap Opportunity
	Fidelity VIP Equity-Income	Fidelity VIP Disciplined Small Cap	Rydex|SGI VT Alternative Strategies Allocation
	Fidelity VIP Growth	Fidelity VIP Mid Cap	Rydex|SGI VT Managed Futures Strategy
	Fidelity VIP Index 500	FTVIPT Franklin Small Cap Value Securities	Rydex|SGI VT Multi-Hedge Strategies
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	Van Kampen’s UIF U.S. Real Estate
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	High Yield
	FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Fidelity VIP High Income
	Touchstone VST Aggressive ETF	Van Kampen LIT Capital Growth	FTVIPT Franklin Income Securities
	Touchstone VST Conservative ETF	International	Touchstone VST High Yield
	Touchstone VST Enhanced ETF	Fidelity VIP Overseas	Short Duration
	Touchstone VST Large Cap Core Equity	FTVIPT Templeton Foreign Securities	PIMCO VIT Low Duration
	Touchstone VST Moderate ETF	FTVIPT Templeton Growth Securities	PIMCO VIT Real Return
	Van Kampen LIT Comstock	Van Kampen’s UIF Emerging Markets Debt	Touchstone VST Money Market
	Van Kampen’s UIF U.S. Mid Cap Value	Van Kampen’s UIF Emerging Markets Equity

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For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your Investment Options quarterly.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

•                  You cannot change the allocation between the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus.  Therefore, if you purchase the GLIA Rider, we do not recommend using this annuity contract to pay for such services.

Contribution Limits

•      Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•      Each additional contribution must be at least $1,000.

•      You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•      Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMD) after you turn 70½.

We will calculate the RMD with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  However, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section, above.

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You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.         You must be the Owner and primary Annuitant. (You may be the beneficial owner through a custodial account.)

2.         Joint Owners are not allowed.

3.         Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.         You must name your spouse as the spousal Annuitant.

5.         You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.         We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.         If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant. We will not reduce the Rider charge if you remove a spouse.  The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.               The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.               The date the Payment Base equals zero;

3.               The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.               The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.               The date that you transfer ownership of the contract;

6.               The date you assign the contract or any benefits under the contract or Rider;

7.               The date a Death Benefit is elected under the contract;

8.               On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

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9.               The date you elect an Annuity Benefit under the contract;

10.         The date you cancel this Rider;

11.         The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

•                  The Enhanced Earnings Benefit is not available.

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix D for hypothetical examples that illustrate how the GLIA Rider works.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

•                  your highest Account Value on any Contract Anniversary before the Annuitant’s 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract.  The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

Enhanced Earnings Benefit Rider

The EEB is an optional benefit Rider, which you may purchase for an additional fee.  The EEB Rider provides

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an enhancement of the standard Death Benefit under the contract, specifically a percentage of the gain in the contract is paid in addition to the standard Death Benefit.  If there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a portion of the gain as an additional Death Benefit.  The EEB Rider is not available on contracts issued in Washington.

Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in good order, minus contributions adjusted for partial withdrawals.  If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date.  We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4.

Annuitant Age on the Contract Date	Benefit Paid	Charge on Account Value at Annual Effective Rate
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges).  Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit.  Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit.  Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid.  Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB.  It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix E for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit.  If the GLIA is selected, the EEB is not available.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution.  You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

A special note if you are purchasing this annuity for use as an IRA:  If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA.  You should carefully consider selecting the EEB if this contract is an IRA.  Consult your tax or legal advisor if you are considering using the EEB with an IRA.  The contract owner bears the risk of any adverse tax consequences.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for

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giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options.  We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•                  our tax status

•                  the tax status of the contract

•                  the type of retirement plan, if any, for which the contract is purchased

•                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider any applicable state or other tax laws.  Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  Integrity does not guarantee the federal, state, or local tax status of any contract or any transaction involving the contracts.

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Your Contract is an Annuity

•             You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

•             You can purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•             You can also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan, in which case withdrawals are generally fully taxable as ordinary income.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-natural persons cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit.  The tax implications are different for each type of distribution:

•                  Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value.  The rest of the withdrawal, representing your basis in the annuity, is not taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

•                  If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part of it is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and a beneficiary

•                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

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•                payment is from certain qualified plans (note, however, other penalties may apply)

•                payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                payment is under certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you recover the entire investment basis in the contract, all remaining LPA payments are taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

If you have a qualified annuity contract (such as a traditional IRA), you may need to withdraw money from this annuity contract in order to satisfy the required minimum distributions (RMD) required by the Tax Code after you turn 70½.  We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise the rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional contributions to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, an RMD must be withdrawn each year from an inherited IRA.  The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

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This contract offers an enhanced Death Benefit and a guaranteed lifetime withdrawal benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will

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calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge”.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus Required Minimum Distribution Program at any time.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage, Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $100.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the

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Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year.  See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Investment Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count towards your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when

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establishing your investment portfolio.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution Program.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, OH 45201-5720

ATTN: Request for SAI of Separate Account I

Part 10 — Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AnnuiChoice contract we are currently offering via this prospectus.  Material differences in prior versions of the AnnuiChoice contract are described below.  The dates given are the company roll-out dates, but these dates vary state by state.  Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

Guaranteed Lifetime Income Advantage Rider - Available on AnnuiChoice II contracts offered from February 25, 2008 to February 28, 2010

This Rider is the same as the Rider currently offered (see Part 6) except that the Withdrawal Percentages and Bonus Percentages were as follows:

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

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Age of (younger) Annuitant	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Lifetime Income Advantage Rider — Available on AnnuiChoice II contracts offered from February 25, 2008 to March 1, 2009

This Rider is the same as the Rider currently offered (see Part 6) except the GLIA Rider charge was lower.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(14)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge(15)	0.20%	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(16)	0.50%	0.50%
Optional Guaranteed Return Plus Charge(17)	0.60%	0.60%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge(18)	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (18)	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses(19)	2.95%	2.15%

Guaranteed Minimum Withdrawal Benefit - Available on AnnuiChoice II contracts offered from May 21, 2007 to February 24, 2008

The GMWB, which we referred to as the “Guaranteed Lifetime Income Advantage” in our marketing material, was an optional benefit Rider, which you might have purchased for an additional fee.  The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.  If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease.  Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

(14) Assessed daily on the amount allocated to the Variable Account Options

(15) Assessed quarterly on the amount allocated to the Variable Account Options

(16) Assessed quarterly to the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB elected
59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

(17) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options; the Guaranteed Return Plus was not available after November 24, 2008.

(18) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(19) You may elect only one of these optional benefits: EEB, Guaranteed Return Plus or Individual or Spousal GLIA.  Therefore the highest possible total separate account annual expenses reflect the election of one of these optional benefits, which carries the highest cost.

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Definitions

In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary.  If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date.  If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first.  Then we will deduct the Annual Administrative Charge, if applicable, and the Rider fee.  See Part 4.  After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted.  The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.  The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined.  We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65.  Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated.  If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date.  The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge.  A withdrawal charge may still be deducted from your Account Value.  See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

Overview of the GMWB Rider

If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider.  Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance

Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose.  In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•                  If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

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•                  If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals

Your contributions increase both your Account Value and your GWB dollar-for-dollar.  Withdrawals decrease your Account Value dollar-for-dollar.  However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year.  See the section below titled “Effect of Withdrawals and Reset.”

GMWB Fee

We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect.  The 0.60% fee is multiplied by the Adjusted GWB.  The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year.  We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro-rata).  If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect.  We do not deduct the fee during the Guaranteed Payment Phase.  This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%.  If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups.  If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.  We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%.  Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(20)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge(21)	0.20%	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(22)	0.50%	0.50%
Optional Guaranteed Return Plus Charge (23)	0.60%	0.60%
Optional Guaranteed Minimum Withdrawal Benefit Charge(24)	1.20%	0.60%
Highest Possible Total Separate Account Annual Expenses(25)	2.55%	1.95%

Reset and the Effect of Withdrawals on Your GWB and GAWA

Each time you make a Withdrawal, we decrease the GWB.  As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

(20) Assessed daily on the amount allocated to the Variable Account Options

(21) Assessed quarterly on the amount allocated to the Variable Account Options

(22) Assessed quarterly to the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB elected
59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

(23) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options.

(24) Assessed annually based on the Adjusted GWB - See Part 6

(25) You may elect only one of these optional benefits: EEB, Guaranteed Return Plus or GMWB.  Therefore the highest possible total separate account annual expenses reflect the election of one of these optional benefits, which carries the highest cost.

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However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB.  Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value.  This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the Withdrawal; or

•                  5% of the Account Value after the Withdrawal.

If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect.  See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the Withdrawal; or

•                  5% of the greater of

•                  the Account Value after the Withdrawal; or

•                  the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA.  If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•                  The GAWA and LPA are not cumulative.  If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•                  If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA.  A Withdrawal charge applies to each contribution for the first 7 years after you make that contribution.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”  The withdrawal charge is deducted from your Account Value, but not from your GWB.

•                  Withdrawals will be taken pro-rata from your GMWB Investment Option Portfolios.  You cannot make a Withdrawal from specific Portfolios.

•                  If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even where a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•                  The taxable portion of your Withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.

Bonus

We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period.  The GMWB Bonus period is the lesser of:

•                  the first 10 Contract Years; or

•                  each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

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The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals.  We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Bonus; or

•                  5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Bonus; or

•                  5% of the GWB after the Bonus.

Step-Up

Your GWB may increase due to favorable market performance.  On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB.  If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Additional Contributions

Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Contribution Limits

Additional contributions must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs.  If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis.  You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options

If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

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GMWB Investment Option 1 — You may invest 100% in the three GMWB Investment Option Portfolios listed below.  You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 — 100%	0 — 100%	0% - 50%

GMWB Investment Option 2 — You may invest 100% in the four GMWB Investment Option Portfolios listed below.  You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3 — You may invest 100% in the GMWB Investment Option Portfolios listed below.  You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category.  You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% - 100%	0 — 10%
Fidelity VIP Investment Grade Bond	Touchstone VST Money Market
Touchstone VST Core Bond

Core Equity Portfolios Category	Other Portfolios Category
0 — 65%	0 — 10%
Fidelity VIP Asset Manager, Service Class 2	DWS Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP High Income , Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Mid Cap, Service Class 2
FTVIPT Franklin Growth and Income Securities, Class 2	Fidelity VIP Overseas, Service Class 2
FTVIPT Franklin Large Cap Growth Securities, Class 2	FTVIPT Franklin Income Securities, Class 2
FTVIPT Mutual Shares Securities, Class 2	FTVIPT Franklin Small Cap Value Securities, Class 2
FTVIPT Templeton Growth Securities, Class 2	Touchstone VST Baron Small Cap Growth
FTVIPT Templeton Foreign Securities, Class 2	Touchstone VST Enhanced ETF
Touchstone VST Large Cap Core Equity	Touchstone VST Mid Cap Growth
Van Kampen LIT Comstock, Class II	Touchstone VST Third Avenue Value
Van Kampen’s UIF Emerging Markets Debt, Class II	Touchstone VST High Yield
Van Kampen LIT Capital Growth, Class II
Van Kampen’s UIF Emerging Markets Equity, Class II
Van Kampen’s UIF U.S. Real Estate, Class II

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the prospectuses for the applicable Portfolios.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions

The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

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•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  No transfers are allowed.

•                  To change your investment allocation, you can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.

•                  Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your GMWB Investment Option Portfolios quarterly.  The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered Withdrawals and could cause a Reset or make you ineligible to receive a Bonus.  Therefore, if you purchase the GMWB Rider, we do not recommend using this contract to pay for such services.

Required Minimum Distributions

If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program).  If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal.  In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only.  We do not take into account your other assets or distributions in making this calculation.  The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year.  During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70½.  If you are 70½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year.  To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program.  If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated.  Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider.  So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset.  See “Effect of Withdrawals and Reset,” above.

The RMD Program is not available during the Guaranteed Payment Phase.  We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations.  You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero.  During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below.  We will send you a written notice when the contract enters the Guaranteed Payment Phase.

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During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary.  The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•                  the LPA is zero;

•                  the LPA has not yet been determined; or

•                  the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant.  If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero.  However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates.  See “Termination of Rider” section below.

Alternate Death Benefit

If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•                  the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in good order; or

•                  the Death Benefit otherwise payable under the contract.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period.  The Payment Certain Period will be a number of years that is equal to the lesser of:

•                  the GWB divided by the GAWA as of the Death Benefit Date; or

•                  the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period.  If the annual payment is less than $1,000 we will pay the GWB as a lump sum.  If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

Termination of Rider

Owner’s Death

This Rider will terminate on the date you, as owner, die unless:

•                  you are also the primary Annuitant; or

•                  your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant’s Death

This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•                  the Account Value, the GWB and the LPA all equal zero;

•                  the Guaranteed Payment Phase ends;

•                  you transfer ownership of the contract;

•                  you assign the contract;

•                  a Death Benefit is calculated under the contract;

•                  the last Alternate Death Benefit payment is made under this Rider;

•                  you elect an Annuity Benefit under the contract;

•                  you request termination of this Rider after the 10th Contract Anniversary; or

•                  the contract terminates.

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On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your contract if you elect the GMWB Rider:

•                  You cannot cancel the GMWB Rider for 10 Contract Years.

•                  Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

•                  Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract.  If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs.  Keep in mind the following:

•                  An additional fee is imposed annually for this benefit.

•                  Your Investment Options are limited to the GMWB Investment Option Portfolios.

•                  The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•                  Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•                  The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”

Guaranteed Return Plus Rider — Available on AnnuiChoice II contracts offered from July 31, 2006 to November 24, 2008 and AnnuiChoice I contracts offered from June 26, 2006 to July 30, 2006

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee.  The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options

We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You could have selected only one of the three Guaranteed Return Plus Investment Options.  Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

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•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option.  Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 1.75% on AnnuiChoice II contract and 1.60% on AnnuiChoice I contracts.

Contribution Limits

You may make additional contributions of at least $1,000, which may only be invested in the same Guaranteed Return Plus Investment Option you originally selected.  You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date.  We reserve the right to limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.  You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers

In years 1-7 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option: or

•                  surrender your contract entirely.

In either case, a withdrawal charge will apply.  See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option,

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis.  For example:

•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount.  If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.  Also, if the Annuitant dies and a Death Benefit is calculated,

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the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available.  We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option.  If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value of your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contributions you made to your Guaranteed Return Plus Investment Option, then from the next contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn.  We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

AnnuiChoice II and AnnuiChoice I — Contracts issued prior to May 1, 2007

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) was available if the Annuitant was up to and including age 75 on the Contract Date.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•                  Your highest Account Value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I — Contracts issued from May 1, 2004 and July 31, 2006

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (26)	1.00%
Optional Highest Anniversary Death Benefit Charge (27)	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(28)	0.50%
Optional Guaranteed Return Plus Charge(29)	0.60%
Highest Possible Total Separate Account Annual Expenses (30)	1.80%

(26) Assessed daily on the amount allocated to the Variable Account Options

(27) Assessed quarterly on the amount allocated to the Variable Account Options

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Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I — Contracts issued prior to May 1, 2004

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.00%
Optional Death Benefit Charge, Option C	0.35%
Optional Enhanced Earnings Benefit Charge (maximum charge)	0.50%
Optional AVO Charge (maximum charge 5%)	0.75%
Highest Possible Total Separate Account Annual Expenses	2.60%

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

The Added Value Option (AVO) was available.  The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below.  If you selected the AVO (you would have selected the AVO at the time of application) Integrity credited from 1% up to 5% of all your contributions made during the first Contract Year.  For example, if $50,000 was contributed and the 3% AVO was selected, Integrity would have credited $1500 to your Account Value.

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.15%
2%	0.30%	1.30%
3%	0.45%	1.45%
4%	0.60%	1.60%
5%	0.75%	1.75%

The dollar amount of the charge for the AVO is subject to a minimum and maximum amount.  For a 1% credit the minimum amount is 0.145% multiplied by first-year total contributions and the maximum amount is 0.182% multiplied by first-year total contributions.  To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select.  First-Year Total Contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	.182%
2%	0.290%	.364%
3%	0.435%	.546%
4%	0.580%	.728%
5%	0.725%	.910%

(28) Assessed quarterly to the Account Value and is based on the Annuitant's age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if EEB elected

59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

(29) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options; the Guaranteed Return Plus was available on AnnuiChoice I from June 26 to July 31, 2006.

(30) You could elect only one of these optional benefits: EEB or GMWB.  Therefore the highest possible total separate account annual expenses reflect the election of the optional benefit with carries the highest cost.

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This fee is assessed quarterly to the Account Value for seven Contract Years.  Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit.  Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

Integrity uses this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO.  Integrity intends to make a profit from these fees and charges.  Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.  Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the AVO.  Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the Fixed Accounts, you will not benefit from the AVO.  The approximate average annual investment performance threshold needed to benefit from the AVO is as follows:

AVO percentage elected	Approximate Average Annual Investment Performance Threshold
1%	7.10%
2%	7.45%
3%	7.80%
4%	8.15%
5%	8.50%

Some or all of the AVO will be recaptured by the Company if withdrawals in excess of the Free Withdrawal Amount are taken, or if you surrender the contract.  The chart below shows what recapture percentage would be applied.  For partial withdrawals, the recapture percentage is applied to a portion of the AVO equal to the amount subject to a withdrawal charge divided by the Account Value at the time of withdrawal.  For full surrenders, the recapture percentage is applied to the entire AVO.  The amount recaptured is based upon the year the withdrawal is taken.  The total amount recaptured will never exceed what was credited.  The AVO will not be recaptured for withdrawals to meet RMD for this contract only, withdrawals under the Hardship Waiver, election of an Annuity Benefit under the contract, or payment of a Death Benefit.

Contract Year	Recapture Percentage
1	100%
2	85%
3	65%
4	55%
5	40%
6	25%
7	10%
8	0%

If the Annuitant was age 0-75 on the Contract Date, all five options were available.  If the Annuitant was age 76-79 only the 1%-3% options were available.  At age 80 and above the AVO was not available.

The following Optional Death Benefits were available.

You may have elected any of the following options when the contract was purchased.  These options may not be cancelled once the contract is issued.  They may not be added after the contract is issued.

Option A - Highest Anniversary

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the death benefit will be the greater of:

•                  your highest account value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

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•                  the standard contract Death Benefit.

Option B - Roll Up

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•                  your total contributions, minus any subsequent withdrawals (and associated charges), accumulated at an annual growth rate of 5% from the date of each contribution.  The growth rate of 5% will stop accruing at the earlier of age 81 or when the accumulated amount reaches 200% of the sum of contributions minus any withdrawals (and associated charges); or

•                  the standard contract Death Benefit.

Option C - Greater of Highest Anniversary or Roll Up

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the death benefit will be the greatest of:

•                  the Death Benefit if Option A had been chosen; or

•                  the Death Benefit if Option B had been chosen; or

•                  the standard contract Death Benefit.

The fees for the optional death benefits are assessed quarterly for the life of the contract on the value of the Variable Account Options:

Option	Charge at annual Effective Rate	Total Separate Account Charges with Option
A	0.15%	1.15%
B	0.30%	1.30%
C	0.35%	1.35%

Touchstone Choice

For contracts issued under the name “Touchstone Choice,” the only Variable Account Options available are:

Fidelity VIP Overseas, Service Class
Touchstone VST Baron Small Cap Growth Fund
Touchstone VST Core Bond Fund
Touchstone VST High Yield Fund
Touchstone VST Large Cap Core Equity Fund
Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Moderate ETF Fund

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Appendix A

Financial Information for Separate Account I of Integrity (AnnuiChoice II)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice II contracts with a mortality and expense risk charge of 1.15% issued after approximately July 31, 2006 (date varies by states): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2009	2008	2007	2006	Inception Value & Date

Columbia VIT Mid Cap Value, Class B (1983)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.97
Units outstanding at end of period	530				5-2-09

Columbia VIT Small Cap Value, Class B (1982)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.53
Units outstanding at end of period	2,267				5-2-09

DWS Small Cap Index VIP, Class B (1760)
Unit value at beginning of period	$6.84	$10.54	$10.90	$10.00	$10.00
Unit value at end of period	$8.54	$6.84	$10.54	$10.90
Units outstanding at end of period	9,868	3,237	2,476	327	7-31-06

Fidelity VIP Asset Manager Service, Class 2 (1707)
Unit value at beginning of period	$8.36	$11.90	$10.46	$10.00	$10.00
Unit value at end of period	$10.65	$8.36	$11.90	$10.46
Units outstanding at end of period	5,038	1,925	108	0	7-31-06

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	2009	2008	2007	2006	Inception Value & Date

Fidelity VIP Balanced, Service Class 2 (1712)
Unit value at beginning of period	$7.40	$11.37	$10.58	$10.00	$10.00
Unit value at end of period	$10.12	$7.40	$11.37	$10.58
Units outstanding at end of period	15,003	6,771	4,616	35	7-31-06

Fidelity VIP Contrafund, Service Class 2 (1709)
Unit value at beginning of period	$7.04	$12.43	$10.72	$10.00	$10.00
Unit value at end of period	$9.43	$7.04	$12.43	$10.72
Units outstanding at end of period	154,381	84,820	46,922	7,750	7-31-06

Fidelity VIP Disciplined Small Cap, Service Class 2 (1786)
Unit value at beginning of period	$5.89	$9.02	$10.00	—	$10.00
Unit value at end of period	$7.10	$5.89	$9.02
Units outstanding at end of period	2,503	450	452		4-27-07

Fidelity VIP Equity-Income, Service Class 2 (1702)
Unit value at beginning of period	$6.22	$11.00	$10.99	$10.00	$10.00
Unit value at end of period	$7.98	$6.22	$11.00	$10.99
Units outstanding at end of period	48,554	23,802	15,218	57	7-31-06

Fidelity VIP Freedom 2010, Service Class 2 (1787)
Unit value at beginning of period	$7.58	$10.25	$10.00	—	$10.00
Unit value at end of period	$9.29	$7.58	$10.25
Units outstanding at end of period	16,314	14,959	3,961		4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1788)
Unit value at beginning of period	$7.37	$10.26	$10.00	—	$10.00
Unit value at end of period	$9.11	$7.37	$10.26
Units outstanding at end of period	21,502	19,796	8,274		4-30-07

AC2I - 68

	2009	2008	2007	2006	Inception Value & Date

Fidelity VIP Freedom 2020, Service Class 2 (1789)
Unit value at beginning of period	$6.82	$10.27	$10.00	—	$10.00
Unit value at end of period	$8.67	$6.82	$10.27
Units outstanding at end of period	62,580	33,639	2,413		4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1790)
Unit value at beginning of period	$6.67	$10.27	$10.00	—	$10.00
Unit value at end of period	$8.55	$6.67	$10.27
Units outstanding at end of period	17,169	15,538	6,760		4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1791)
Unit value at beginning of period	$6.29	$10.29	$10.00	—	$10.00
Unit value at end of period	$8.15	$6.29	$10.29
Units outstanding at end of period	25,673	23,118	0		4-30-07

Fidelity VIP Growth, Service Class 2 (1703)
Unit value at beginning of period	$6.88	$13.20	$10.55	$10.00	$10.00
Unit value at end of period	$8.70	$6.88	$13.20	$10.55
Units outstanding at end of period	25,201	7,635	453	368	7-31-06

Fidelity VIP High Income, Service Class 2 (1705)
Unit value at beginning of period	$7.87	$10.64	$10.50	$10.00	$10.00
Unit value at end of period	$11.17	$7.87	$10.64	$10.50
Units outstanding at end of period	46,144	993	256	0	7-31-06

Fidelity VIP Index 500, Service Class 2 (1779)
Unit value at beginning of period	$6.13	$9.86	$10.00	—	$10.00
Unit value at end of period	$7.65	$6.13	$9.86
Units outstanding at end of period	60,419	31,027	16,320		4-27-07

AC2I - 69

	2009	2008	2007	2006	Inception Value & Date

Fidelity VIP Investment Grade Bond, Service Class 2 (1706)
Unit value at beginning of period	$9.97	$10.45	$10.16	$10.00	$10.00
Unit value at end of period	$11.38	$9.97	$10.45	$10.16
Units outstanding at end of period	75,052	62,651	40,001	0	7-31-06

Fidelity VIP Mid Cap, Service Class 2 (1714)
Unit value at beginning of period	$7.14	$11.96	$10.49	$10.00	$10.00
Unit value at end of period	$9.86	$7.14	$11.96	$10.49
Units outstanding at end of period	46,204	37,754	27,918	6,850	7-31-06

Fidelity VIP Overseas, Service Class 2 (1704)
Unit value at beginning of period	$7.00	$12.63	$10.92	$10.00	$10.00
Unit value at end of period	$8.73	$7.00	$12.63	$10.92
Units outstanding at end of period	40,005	26,858	10,189	2,063	7-31-06

FTVIPT Franklin Growth & Income Securities, Class 2 (1771)
Unit value at beginning of period	$6.62	$10.33	$10.85	$10.00	$10.00
Unit value at end of period	$8.28	$6.62	$10.33	$10.85
Units outstanding at end of period	12,183	9,581	8,047	2,226	7-31-06

FTVIPT Franklin Income Securities, Class 2 (1770)
Unit value at beginning of period	$7.59	$10.91	$10.64	$10.00	$10.00
Unit value at end of period	$10.17	$7.59	$10.91	$10.64
Units outstanding at end of period	86,870	71,793	58,946	20,283	7-31-06

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1772)
Unit value at beginning of period	$7.35	$11.36	$10.82	$10.00	$10.00
Unit value at end of period	$9.43	$7.35	$11.36	$10.82
Units outstanding at end of period	23,207	19,048	3,900	240	7-31-06

AC2I - 70

	2009	2008	2007	2006	Inception Value & Date

FTVIPT Franklin Small Cap Value Securities, Class 2 (1792)
Unit value at beginning of period	$5.89	$8.89	$10.00	—	$10.00
Unit value at end of period	$7.52	$5.89	$8.89
Units outstanding at end of period	11,929	9,550	3,538		4-30-07

FTVIPT Mutual Shares Securities, Class 2 (1774)
Unit value at beginning of period	$6.87	$11.05	$10.80	$10.00	$10.00
Unit value at end of period	$8.56	$6.87	$11.05	$10.80
Units outstanding at end of period	84,503	38,972	29,320	3,768	7-31-06

FTVIPT Templeton Foreign Securities, Class 2 (1773)
Unit value at beginning of period	$7.37	$12.51	$10.96	$10.00	$10.00
Unit value at end of period	$9.99	$7.37	$12.51	$10.96
Units outstanding at end of period	40,249	22,651	13,013	5,085	7-31-06

FTVIPT Templeton Growth Securities, Class 2 (1775)
Unit value at beginning of period	$6.36	$11.15	$11.02	$10.00	$10.00
Unit value at end of period	$8.24	$6.36	$11.15	$11.02
Units outstanding at end of period	26,434	27,844	20,441	1,829	7-31-06

PIMCO VIT All Asset, Advisor Class (1740)
Unit value at beginning of period	$8.31	$10.00	—	—	$10.00
Unit value at end of period	$9.98	$8.31
Units outstanding at end of period	9,470	8,107			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1739)
Unit value at beginning of period	$4.81	$10.00	—	—	$10.00
Unit value at end of period	$6.73	$4.81
Units outstanding at end of period	32,643	23,030			2-25-08

AC2I - 71

	2009	2008	2007	2006	Inception Value & Date

PIMCO VIT Low Duration, Advisor Class (1737)
Unit value at beginning of period	$9.68	—	—	—	$10.00
Unit value at end of period	$10.84	$9.68
Units outstanding at end of period	55,058	1,483			2-25-08

PIMCO VIT Real Return, Advisor Class (1738)
Unit value at beginning of period	$8.93	$10.00	—	—	$10.00
Unit value at end of period	$10.44	$8.93
Units outstanding at end of period	24,627	10,325			2-25-08

PIMCO VIT Total Return, Advisor Class (1736)
Unit value at beginning of period	$10.17	$10.00	—	—	$10.00
Unit value at end of period	$11.45	$10.17
Units outstanding at end of period	104,077	17,003			2-25-08

Rydex|SGI VT All-Cap Opportunity (1795)
Unit value at beginning of period	$6.66	$10.00	—	—	$10.00
Unit value at end of period	$8.38	$6.66
Units outstanding at end of period	2,624	283			2-25-08

Rydex|SGI VT Alternative Strategies Allocation (1980)
Unit value at beginning of period	$9.90	$10.00	—	—	$10.00
Unit value at end of period	$9.87	$9.90
Units outstanding at end of period	9,335	0			11-24-08

AC2I - 72

	2009	2008	2007	2006	Inception Value & Date

Rydex|SGI VT Managed Futures Strategy (1981)
Unit value at beginning of period	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$9.02	$9.51
Units outstanding at end of period	5,739	0			11-24-08

Rydex|SGI VT Multi-Hedge Strategies (1796)
Unit value at beginning of period	$8.42	$10.00	—	—	$10.00
Unit value at end of period	$8.05	$8.42
Units outstanding at end of period	8,178	4,313			2-25-08

Touchstone VST Baron Small Cap Growth (1735)
Unit value at beginning of period	$7.52	$11.47	$11.29	$10.00	$10.00
Unit value at end of period	$9.89	$7.52	$11.47	$11.29
Units outstanding at end of period	20,415	14,603	9,814	1,204	7-31-06

Touchstone VST Core Bond (1751)
Unit value at beginning of period	$10.12	$10.59	$10.16	$10.00	$10.00
Unit value at end of period	$11.50	$10.12	$10.59	$10.16
Units outstanding at end of period	12,161	5,152	5,283	1,982	7-31-06

Touchstone VST High Yield (1748)
Unit value at beginning of period	$7.90	$10.54	$10.48	$10.00	$10.00
Unit value at end of period	$11.45	7.90	$10.54	$10.48
Units outstanding at end of period	9,980	43,506	8,308	0	7-31-06

Touchstone VST Large Cap Core Equity (1750)
Unit value at beginning of period	$7.31	$11.42	$10.97	$10.00	$10.00
Unit value at end of period	$8.97	$7.31	$11.42	$10.97
Units outstanding at end of period	24,772	20,163	2,176	1,890	7-31-06

AC2I - 73

	2009	2008	2007	2006	Inception Value & Date

Touchstone VST Mid Cap Growth (1747)
Unit value at beginning of period	$7.30	$12.24	$10.82	$10.00	$10.00
Unit value at end of period	$10.03	$7.30	$12.24	$10.82
Units outstanding at end of period	105,817	91,144	70,127	7,861	7-31-06

Touchstone VST Money Market (799)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$9.96
Units outstanding at end of period	260,187				4-27-09

Touchstone VST Third Avenue Value (1733)
Unit value at beginning of period	$6.46	$10.63	$10.95	$10.00	$10.00
Unit value at end of period	$8.39	$6.46	$10.63	$10.95
Units outstanding at end of period	106,628	81,407	54,419	3,725	7-31-06

Touchstone VST Aggressive ETF (794)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.64
Units outstanding at end of period	48,762				4-27-09

Touchstone VST Conservative ETF (700)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$11.29
Units outstanding at end of period	61,786				4-27-09

Touchstone VST Enhanced ETF (795)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.63
Units outstanding at end of period	8,111				4-27-09

Touchstone VST Moderate ETF (1708)
Unit value at beginning of period	$8.06	$10.00	—	—	$10.00
Unit value at end of period	$9.36	$8.06
Units outstanding at end of period	179,691	5,631			4-25-08

AC2I - 74

	2009	2008	2007	2006	Inception Value & Date

Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (798)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$12.59
Units outstanding at end of period	13,475				4-27-09

Touchstone VST Conservative ETF, Guaranteed Return Plus Option (796)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$11.24
Units outstanding at end of period	24,244				4-27-09

Touchstone VST Moderate ETF, Guaranteed Return Plus Option (797)
Unit value at beginning of period	—	—	—	—	$10.00
Unit value at end of period	$11.97
Units outstanding at end of period	1,855				4-27-09

Van Kampen LIT Capital Growth, Class II (1767)
Unit value at beginning of period	$6.25	$12.43	$10.78	$10.00	$10.00
Unit value at end of period	$10.24	$6.25	$12.43	$10.78
Units outstanding at end of period	5,289	1,441	708	627	7-31-06

Van Kampen LIT Comstock, Class II (1764)
Unit value at beginning of period	$6.63	$10.44	$10.82	$10.00	$10.00
Unit value at end of period	$8.41	$6.63	$10.44	$10.82
Units outstanding at end of period	26,402	14,785	5,167	381	7-31-06

Van Kampen’s UIF Emerging Markets Debt, Class II (1793)
Unit value at beginning of period	$8.56	$10.19	$10.00	—	$10.00
Unit value at end of period	$11.01	$8.56	$10.19
Units outstanding at end of period	36,694	11,290	4,926		4-27-07

AC2I - 75

	2009	2008	2007	2006	Inception Value & Date

Van Kampen’s UIF Emerging Markets Equity, Class II (1768)
Unit value at beginning of period	$7.12	$16.65	$11.99	$10.00	$10.00
Unit value at end of period	$11.97	$7.12	$16.65	$11.99
Units outstanding at end of period	18,115	13,404	2,486	455	7-31-06

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1701)
Unit value at beginning of period	$6.11	$10.00	—	—	$10.00
Unit value at end of period	$8.40	$6.11
Units outstanding at end of period	13,822	2,490			5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (1794)
Unit value at beginning of period	$4.72	$7.71	$10.00	—	$10.00
Unit value at end of period	$6.00	$4.72	$7.71
Units outstanding at end of period	32,514	35,029	7,635		4-27-07

AC2I - 76

Financial Information for Separate Account I of Integrity (AnnuiChoice)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice contracts with a mortality and expense risk charge of 1.00% sold prior to approximately July 31, 2006 (dates vary by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Columbia VIT Mid Cap Value, Class B (1973)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.99
Units outstanding at end of period	605									5-2-09

Columbia VIT Small Cap Value, Class B (1972)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.55
Units outstanding at end of period	4,977									5-2-09

DWS Small Cap Index VIP, Class B (760)
Unit value at beginning of period	$9.74	$14.98	$15.46	$13.33	$12.94	$11.13	$7.70	$10.00	—	$10.00
Unit value at end of period	$12.17	$9.74	$14.98	$15.46	$13.33	$12.94	$11.13	$7.70
Units outstanding at end of period	33,164	44,661	51,390	60,975	53,551	58,787	96,831	292

Fidelity VIP Asset Manager, Service Class 2 (707)
Unit value at beginning of period	$9.01	$12.81	$11.23	$10.59	$10.31	$9.90	$8.50	$9.44	$10.00	$10.00
Unit value at end of period	$11.49	$9.01	$12.81	$11.23	$10.59	$10.31	$9.90	$8.50	$9.44
Units outstanding at end of period	27,772	34,481	33,482	41,234	56,315	56,286	61,570	47,187	22,414

AC2I - 77

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Fidelity VIP Balanced, Service Class 2 (712)
Unit value at beginning of period	$8.44	$12.95	$12.03	$10.90	$10.43	$10.02	$8.62	$9.56	$10.00	$10.00
Unit value at end of period	$11.56	$8.44	$12.95	$12.03	$10.90	$10.43	$10.02	$8.62	$9.56
Units outstanding at end of period	51,908	53,680	124,000	132,175	136,792	162,562	152,405	158,750	170,409

Fidelity VIP Contrafund, Service Class 2 (709)
Unit value at beginning of period	$9.79	$17.25	$14.86	$13.47	$11.66	$10.23	$8.06	$9.01	$10.00	$10.00
Unit value at end of period	$13.13	$9.79	$17.25	$14.86	$13.47	$11.66	$10.23	$8.06	$9.01
Units outstanding at end of period	286,755	476,509	579,263	582,536	505,133	388,674	280,569	182,638	86,383

Fidelity VIP Disciplined Small Cap, Service Class 2 (781)
Unit value at beginning of period	$5.90	$9.03	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.13	$5.90	$9.03
Units outstanding at end of period	19,909	23,367	27,487							4-27-07

Fidelity VIP Equity-Income, Service Class 2 (702)
Unit value at beginning of period	$7.69	$13.59	$13.55	$11.41	$10.92	$9.92	$7.70	$9.39	$10.00	$10.00
Unit value at end of period	$9.89	$7.69	$13.59	$13.55	$11.41	$10.92	$9.92	$7.70	$9.39
Units outstanding at end of period	145,302	225,037	287,930	285,466	374,386	391,588	366,381	312,357	116,865

Fidelity VIP Freedom 2010, Service Class 2 (782)
Unit value at beginning of period	$7.60	$10.26	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.33	$7.60	$10.26
Units outstanding at end of period	463	477	6,551							4-30-07

AC2I - 78

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Fidelity VIP Freedom 2015, Service Class 2 (783)
Unit value at beginning of period	$7.39	$10.27	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.15	$7.39	$10.27
Units outstanding at end of period	2,723	2,739	0							4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (784)
Unit value at beginning of period	$6.84	$10.28	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.71	$6.84	$10.28
Units outstanding at end of period	6,740	23,289	26,998							4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (785)
Unit value at beginning of period	$6.68	$10.28	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.59	$6.68	$10.28
Units outstanding at end of period	1,560	0	0							4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (786)
Unit value at beginning of period	$6.30	$10.30	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.18	$6.30	$10.30
Units outstanding at end of period	0	0	0							4-30-07

Fidelity VIP Growth, Service Class 2 (703)
Unit value at beginning of period	$5.28	$10.12	$8.07	$7.65	$7.33	$7.18	$5.47	$7.93	$10.00	$10.00
Unit value at end of period	$6.69	$5.28	$10.12	$8.07	$7.65	$7.33	$7.18	$5.47	$7.93
Units outstanding at end of period	95,923	122,286	204,980	185,066	254,877	437,684	311,614	120,360	74,826

Fidelity VIP High Income, Service Class 2 (705)
Unit value at beginning of period	$9.40	$12.68	$12.49	$11.37	$11.22	$10.36	$8.26	$8.07	$10.00	$10.00
Unit value at end of period	$13.35	$9.40	$12.68	$12.49	$11.37	$11.22	$10.36	$8.26	$8.07
Units outstanding at end of period	102,121	95,222	55,377	105,453	71,586	280,414	300,335	148,541	71,936

AC2I - 79

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Fidelity VIP Index 500, Service Class 2 (708)
Unit value at beginning of period	$6.85	$11.01	$10.57	$9.25	$8.94	$8.18	$6.45	$8.40	$10.00	$10.00
Unit value at end of period	$8.57	$6.85	$11.01	$10.57	$9.25	$8.94	$8.18	$6.45	$8.40
Units outstanding at end of period	132,936	149,751	221,890	130,819	173,756	236,880	283,852	275,297	250,833

Fidelity VIP Investment Grade Bond, Service Class 2 (706)
Unit value at beginning of period	$12.71	$13.30	$12.90	$12.52	$12.41	$12.03	$11.58	$10.62	$10.00	$10.00
Unit value at end of period	$14.53	$12.71	$13.30	$12.90	$12.52	$12.41	$12.03	$11.58	$10.62
Units outstanding at end of period	270,188	293,092	426,757	445,568	533,242	573,127	620,375	777,416	302,723

Fidelity VIP Mid Cap, Service Class 2 (714)
Unit value at beginning of period	$13.63	$22.80	$19.97	$17.94	$15.35	$12.44	$9.09	$10.21	$10.00	$10.00
Unit value at end of period	$18.86	$13.63	$22.80	$19.97	$17.94	$15.35	$12.44	$9.09	$10.21
Units outstanding at end of period	140,206	141,339	269,975	337,280	327,294	325,209	273,621	259,631	158,737

Fidelity VIP Overseas, Service Class 2 (704)*
Unit value at beginning of period	$8.50	$15.33	$13.23	$11.34	$9.65	$8.60	$6.07	$7.71	$10.00	$10.00
Unit value at end of period	$10.62	$8.50	$15.33	$13.23	$11.34	$9.65	$8.60	$6.07	$7.71
Units outstanding at end of period	62,506	102,659	191,381	80,670	54,424	35,330	63,605	11,383	13,423

FTVIPT Franklin Growth & Income Securities, Class 2 (771)
Unit value at beginning of period	$9.36	$14.57	$15.29	$13.22	$12.90	$11.78	$10.00	—	—	$10.00
Unit value at end of period	$11.72	$9.36	$14.57	$15.29	$13.22	$12.90	$11.78
Units outstanding at end of period	129,234	190,638	341,238	107,028	141,664	207,510	125,961

FTVIPT Franklin Income Securities, Class 2 (770)
Unit value at beginning of period	$11.99	$17.22	$16.77	$14.32	$14.24	$12.63	$10.00	—	—	$10.00
Unit value at end of period	$16.10	$11.99	$17.22	$16.77	$14.32	$14.24	$12.63
Units outstanding at end of period	200,183	219,203	413,731	480,274	397,796	261,436	201,051

AC2I - 80

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

FTVIPT Franklin Large Cap Growth Securities, Class 2 (772)
Unit value at beginning of period	$9.55	$14.74	$14.02	$12.77	$12.76	$11.94	$10.00	—	—	$10.00
Unit value at end of period	$12.27	$9.55	$14.74	$14.02	$12.77	$12.76	$11.94
Units outstanding at end of period	22,991	20,814	25,496	25,200	18,494	10,839	26,667

FTVIPT Franklin Small Cap Value Securities, Class 2 (787)
Unit value at beginning of period	$5.90	$8.90	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.55	$5.90	$8.90
Units outstanding at end of period	5,437	18,708	2,599							4-30-07

FTVIPT Mutual Shares Securities, Class 2 (774)
Unit value at beginning of period	$11.09	$17.82	$17.39	$14.84	$13.56	$12.16	$10.00	—	—	$10.00
Unit value at end of period	$13.84	$11.09	$17.82	$17.39	$14.84	$13.56	$12.16
Units outstanding at end of period	95,030	102,362	247,939	251,108	263,881	180,194	88,440

FTVIPT Templeton Foreign Securities, Class 2 (773)
Unit value at beginning of period	$13.09	$22.18	$19.40	$16.14	$14.80	$12.61	$10.00	—	—	$10.00
Unit value at end of period	$17.76	$13.09	$22.18	$19.40	$16.14	$14.80	$12.61
Units outstanding at end of period	54,054	63,310	112,869	93,236	104,228	62,448	23,080

FTVIPT Templeton Growth Securities, Class 2 (775)
Unit value at beginning of period	$10.79	$18.89	$18.64	$15.46	$14.34	$12.49	$10.00	$10.00	—	$10.00
Unit value at end of period	$14.00	$10.79	$18.89	$18.64	$15.46	$14.34	$12.49	$4.66
Units outstanding at end of period	42,954	43,809	89,118	195,003	128,633	30,475	7,042	118,537

AC2I - 81

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

PIMCO VIT All Asset, Advisor Class (790)
Unit value at beginning of period	$8.25	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.92	$8.25
Units outstanding at end of period	5,068	7,624								5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1710)
Unit value at beginning of period	$4.77	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.69	$4.77
Units outstanding at end of period	28,934	22,208								5-1-08

PIMCO VIT Low Duration, Advisor Class (1743)
Unit value at beginning of period	$9.72	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.90	$9.72
Units outstanding at end of period	25,290	2,926								5-1-08

PIMCO VIT Real Return, Advisor Class (1746)
Unit value at beginning of period	$8.94	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.47	$8.94
Units outstanding at end of period	50,150	12,971								5-1-08

PIMCO VIT Total Return, Advisor Class (1755)
Unit value at beginning of period	$10.04	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.32	$10.04
Units outstanding at end of period	125,552	107,654								5-1-08

Rydex|SGI VT All-Cap Opportunity (1777)
Unit value at beginning of period	$6.48	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.17	$6.48
Units outstanding at end of period	4,602	12,730								5-1-08

AC2I - 82

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Rydex|SGI VT Alternative Strategies Allocation (1970)
Unit value at beginning of period	$9.90	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.89	$9.90
Units outstanding at end of period	0	0								11-24-08

Rydex|SGI VT Managed Futures Strategy (1971)
Unit value at beginning of period	$9.51	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.04	$9.51
Units outstanding at end of period	49	0								11-24-08

Rydex|SGI VT Multi-Hedge Strategies (1758)
Unit value at beginning of period	$8.31	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.96	$8.31
Units outstanding at end of period	7,077	8,253								5-1-08

Touchstone VST Baron Small Cap Growth (735)*
Unit value at beginning of period	$11.99	$18.25	$17.94	$15.32	$14.37	$11.35	$8.59	$10.11	$10.00	$10.00
Unit value at end of period	$15.77	$11.99	$18.25	$17.94	$15.32	$14.37	$11.35	$8.59	$10.11
Units outstanding at end of period	64,015	80,981	123,406	133,711	157,407	171,697	173,930	109,315	34,150

Touchstone VST Core Bond (751)*
Unit value at beginning of period	$12.06	$12.59	$12.06	$11.71	$11.63	$11.38	$11.10	$10.39	$10.00	$10.00
Unit value at end of period	$13.72	$12.06	$12.59	$12.06	$11.71	$11.63	$11.38	$11.10	$10.39
Units outstanding at end of period	72,001	95,494	169,001	141,591	165,663	183,625	223,975	244,737	128,053

Touchstone VST High Yield (748)*
Unit value at beginning of period	$11.28	$15.02	$14.91	$13.96	$13.65	$12.59	$10.26	$10.07	$10.00	$10.00
Unit value at end of period	$16.37	$11.28	$15.02	$14.91	$13.96	$13.65	$12.59	$10.26	$10.07
Units outstanding at end of period	28,251	27,237	39,474	55,804	61,036	62,441	74,122	147,568	5,546

AC2I - 83

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Touchstone VST Large Cap Core Equity (750)*
Unit value at beginning of period	$7.84	$12.23	$11.73	$9.36	$9.75	$9.36	$7.17	$9.37	$10.00	$10.00
Unit value at end of period	$9.63	$7.84	$12.23	$11.73	$9.36	$9.75	$9.36	$7.17	$9.37
Units outstanding at end of period	126,849	113,573	18,736	20,050	20,949	30,876	16,790	11,724	4,640

Touchstone VST Mid Cap Growth (747)*
Unit value at beginning of period	$10.75	$18.01	$15.90	$13.82	$12.11	$10.91	$7.49	$9.73	$10.00	$10.00
Unit value at end of period	$14.79	$10.75	$18.01	$15.90	$13.82	$12.11	$10.91	$7.49	$9.73
Units outstanding at end of period	138,867	177,599	232,105	197,899	191,604	237,878	225,905	156,067	15,467

Touchstone VST Money Market (755)*
Unit value at beginning of period	$11.48	$11.26	$10.82	$10.41	$10.19	$10.16	$10.16	$10.10	$10.00	$10.00
Unit value at end of period	$11.47	$11.48	$11.26	$10.82	$10.41	$10.19	$10.16	$10.16	$10.10
Units outstanding at end of period	256,213	5,279	5,320	6,637	15,714	16,407	17,893	51,409	20,632

Touchstone VST Third Avenue Value (733)*
Unit value at beginning of period	$12.09	$19.86	$20.42	$17.80	$15.32	$12.29	$8.85	$10.83	—	$10.00
Unit value at end of period	$15.72	$12.09	$19.86	$20.42	$17.80	$15.32	$12.29	$8.85	$10.83
Units outstanding at end of period	206,392	299,805	451,855	406,491	438,558	460,631	455,925	373,765	185,592

Touchstone VST Aggressive ETF (1782)
Unit value at beginning of period	$8.73	$12.45	$11.96	$10.64	$10.27	$10.00			—	$10.00
Unit value at end of period	$10.52	$8.73	$12.45	$11.96	$10.64	$10.27
Units outstanding at end of period	69,429	21,800	29,072	29,975	16,551	147

Touchstone VST Conservative ETF (1780)
Unit value at beginning of period	$10.44	$11.65	$11.13	$10.40	$10.16	$10.00	—	—	—	$10.00
Unit value at end of period	$11.56	$10.44	$11.65	$11.13	$10.40	$10.16
Units outstanding at end of period	64,694	66,563	76,747	87,702	69,951	9,912

AC2I - 84

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Touchstone VST Enhanced ETF (1783)
Unit value at beginning of period	$8.81	$12.97	$12.59	$11.02	$10.50	$10.00	—	—	—	$10.00
Unit value at end of period	$10.65	$8.81	$12.97	$12.59	$11.02	$10.50
Units outstanding at end of period	59,120	59,277	86,902	88,581	67,852	271

Touchstone VST Moderate ETF (1781)*
Unit value at beginning of period	$9.53	$12.08	$11.59	$10.55	$10.26	$10.00	—	—	—	$10.00
Unit value at end of period	$11.08	$9.53	$12.08	$11.59	$10.55	$10.26
Units outstanding at end of period	312,727	365,743	301,330	318,293	235,217	22,435

Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (793)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.60
Units outstanding at end of period	0									4-27-09

Touchstone VST Conservative ETF, Guaranteed Return Plus Option (791)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.25
Units outstanding at end of period	971									4-27-09

Touchstone VST Moderate ETF, Guaranteed Return Plus Option (792)
Unit value at beginning of period	—	—	—	—	—	—	—		—	$10.00
Unit value at end of period	$11.99
Units outstanding at end of period	2,828									4-27-09

AC2I - 85

	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Value & Date

Van Kampen LIT Capital Growth, Class II (767)
Unit value at beginning of period	$7.97	$15.82	$13.70	$13.48	$12.65	$11.97	$10.00	—	—	$10.00
Unit value at end of period	$13.07	$7.97	$15.82	$13.70	$13.48	$12.65	$11.97
Units outstanding at end of period	7,386	552	8,206	2,500	4,225	4,150	295

Van Kampen LIT Comstock, Class II (764)
Unit value at beginning of period	$10.40	$16.37	$16,93	$14.74	$14.30	$12.30	—	—	—	$10.00
Unit value at end of period	$13.23	$10.40	$16.37	$16.93	$14.74	$14.30	$12.30
Units outstanding at end of period	25,155	40,549	53,258	68,107	71,673	57,035	22,955

Van Kampen’s UIF Emerging Market Debt, Class II (788)
Unit value at beginning of period	$8.58	$10.20	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.06	$8.58	$10.20
Units outstanding at end of period	20,769	18,638	12,611							4-27-07

Van Kampen’s UIF Emerging Markets Equity, Class II (768)
Unit value at beginning of period	$18.83	$43.96	$31.62	$23.28	$17.58	$14.44	$10.00	—	—	$10.00
Unit value at end of period	$31.71	$18.83	$43.96	$31.62	$23.28	$17.58	$14.44
Units outstanding at end of period	22,998	20,852	41,871	31,049	39,501	47,781	4,784

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1799)
Unit value at beginning of period	$6.11	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.42	$6.11
Units outstanding at end of period	0	4,303								5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (789)
Unit value at beginning of period	$4.73	$7.72	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.02	$4.73	$7.72
Units outstanding at end of period	63,372	62,563	54,572							04-27-07

* Available in the Touchstone Choice Variable Annuity, as well as the AnnuiChoice

AC2I - 86

Appendix B

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000.00 contribution is $70,110.76 at the end of the Guarantee Period.  After three years, the GRO Value is $57,786.68.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased and at the time of the withdrawal, the current rate for the four-year Guarantee Period is 6.25%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,187.45 in the value of the GRO:  -$3,187.45= -0.0551589 x $57,786.68

The Adjusted Account Value would be:  $54,599.23= $57,786.68 - $3,187.45

A withdrawal charge of 7% would be assessed against the $50,000.00 original contribution:

$3,500.00 = $50,000.00 x .07

Thus, the amount payable on a full withdrawal would be:  $51,099.23 = $57,786.68 – $3,187.45 – $3,500.00

AC2I - 87

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, we would first determine the Free Withdrawal Amount:

$5,778.67 = $57,786.68 x .10

The amount subject to a 7% withdrawal charge (non-free amount) would be:  $14,221.33 = $20,000 – $5,778.67

The MVA, which is only applicable to the non-free amount, and which is subject to the 7% withdrawal charge, would be:

- $784.43 = -0.0551589 x $14,221.33

The withdrawal charge would be:  $1,129.47 = [($14,221.33 (the non-free amount) + $784.43 (the negative MVA)) / (1-.07) a factor used to calculate the 7% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 + $784.43)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:

$21,913.90 = $20,000.00 + $784.43 + $1,129.47

The value remaining in the GRO after the withdrawal would be:  $35,872.78 = $57,786.68 – $21,913.90

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased.  Assume interest rates have decreased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 4%.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,680.96 to the value in the GRO:  $1,680.96 = 0.0290890 x $57,786.68

The Adjusted Account Value would be:  $59,467.64 = $57,786.68 + $1,680.96

A withdrawal charge of 7% would be assessed against the $50,000.00 original contribution:

$3,500.00 = $50,000.00 x .07

Thus, the amount payable on a full withdrawal would be:  $55,967.64 = $57,786.68 + $1,680.96 - $3,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount (which is subject to a 7% withdrawal charge) would first be determined as above:

Free Amount = $ 5,778.67	Non-Free Amount = $14,221.33

AC2I - 88

The MVA, which is only applicable to the non-free amount, and which is subject to the 7% withdrawal charge, would be:

$413.68 = 0.0290890 x $14,221.33

The withdrawal charge would be:  $1,039.29 = [($14,221.33 (the non-free amount) – $413.68 (the positive MVA)) / (1-.07) a factor used to calculate the 7% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 – $413.68)

Thus, the total amount of Account Value needed to provide $20,000.00 after the MVA and withdrawal charge would be:

$20,625.61 = $20,000 – $413.68 + $1,039.29

The value remaining in the GRO after the withdrawal would be:  $37,161.07 = $57,786.68 – $20,625.61

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges do not apply to transfers.

AC2I - 89

Appendix C

Parties to the Contract

Owner

•                 Chooses parties to the contract.

•                 Can change beneficiaries any time before death of owner or annuitant.

•                 Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•                 Responsible for any tax penalties for withdrawals taken before age 59½.

•                 Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•                 Must be a natural person.

•                 The measuring life for the Annuity Benefit.

•                 The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.

•                 Has no rights under the contract.

Joint Owner (Optional)

•                 Shares in all ownership rights with owner.

•                 Will be co-payee on all withdrawals and annuity payments with the owner.

•                 Both joint owners must execute all choices and changes to the contract.

•                 If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary, unless that person is named separately as the “owner’s beneficiary.”

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•                 Must be designated by the owner as owner’s beneficiary.

•                 Must receive a Distribution on Death of owner if the Annuitant is still alive.

•                 Responsible for taxes on distribution.

•                 If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•                 Must be designated by the owner as the Annuitant’s beneficiary.

•                 Is entitled to the Death Benefit under the contract when the Annuitant dies.

•                 Is generally responsible for paying any taxes due on the Death Benefit paid.

•                 If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

AC2I - 90

Appendix C — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary unless that person is named separately as the “owner’s beneficiary.”

AC2I - 91

Appendix D

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals, have been taken, additional contributions have been made, and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 55; Spousal Annuitant’s age on date GLIA Rider is purchased = 52

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions		LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	52	$100,000		N/A		$0		$0		$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	56	53			N/A		$0		$0		$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	57	54			N/A		$0		$0		$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	58	55			N/A		$0		$0		$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	59	56			N/A		$0		$0		$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	60	57			N/A		$0		$0		$113,004	$4,000	(C)	$124,000	(C)	$115,310		$124,000
7	61	58			N/A		$0		$0		$108,483	$4,000	(C)	$128,000	(C)	$115,310		$128,000
8	62	59			N/A		$5,000	(E)	$5,784	(E)	$105,653	$0		$122,216	(E)	$109,526	(E)	$122,216
9	63	60			$4,889	(F)	$4,889		$0		$100,764	$0		$122,216		$109,526		$122,216
10	64	61	$10,000	(G)	$5,289	(G)	$5,289		$0		$103,261	$0		$132,216	(G)	$119,526	(G)	$132,216

AC2I - 92

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
11	65	62		$5,289		$5,289		$0		$99,005	$0	$132,216		$119,526		$132,216
12	66	63		$5,289		$5,289		$0		$89,756	$0	$132,216		$119,526		$132,216
13	67	64		$5,289		$5,289		$0		$86,262	$0	$132,216		$119,526		$132,216
14	68	65		$5,289		$6,065	(H)	$1,254	(H)	$81,060	$0	$130,962	(H)	$118,272	(H)	$130,962
15	69	66		$5,238	(H)	$5,238		$0		$76,632	$0	$130,962		$118,272		$130,962
16	70	67		$5,238		$5,238		$0		$74,459	$0	$130,962		$118,272		$130,962
17	71	68		$5,238		$5,238		$0		$69,965	$0	$130,962		$118,272		$130,962
18	72	69		$5,238		$5,238		$0		$63,327	$0	$130,962		$118,272		$130,962
19	73	70		$5,238		$5,238		$0		$54,922	$0	$130,962		$118,272		$130,962
20	74	71		$5,238		$5,238		$0		$51,881	$0	$130,962		$118,272		$130,962
21	75	72		$5,238		$5,238		$0		$46,124	$0	$130,962		$118,272		$130,962
22	76	73		$5,238		$5,238		$0		$42,269	$0	$130,962		$118,272		$130,962
23	77	74		$5,238		$5,238		$0		$38,298	$0	$130,962		$118,272		$130,962
24	78	75		$5,238		$5,238		$0		$31,528	$0	$130,962		$118,272		$130,962
25	79	76		$5,238		$5,238		$0		$24,713	$0	$130,962		$118,272		$130,962
26	80	77		$5,238		$5,238		$0		$18,733	$0	$130,962		$118,272		$130,962
27	81	78		$5,238		$5,238		$0		$14,431	$0	$130,962		$118,272		$130,962
28	82	79		$5,238		$5,238		$0		$9,626	$0	$130,962		$118,272		$130,962
29	83	80		$5,238		$5,238		$0		$4,195	$0	$130,962		$118,272		$130,962
30	84	81		$5,238	(I)	$5,238		$0		$0	$0	$130,962		$118,272		$130,962
31+	85	82		$5,238		$5,238		$0		$0	$0	$130,962		$118,272		$130,962

* APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

AC2I - 93

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 7 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000; the Bonus Base after the Bonus in Contract Year 6 is $120,000+ $4,000 = $124,000; the Bonus Base after the Bonus in Contract Year 7 is $124,000+ $4,000 = $128,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 8, the younger spouse has not yet reached age 60.  Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $5,000 (Nonguaranteed Withdrawal amount) x 1.1568 ($128,000 Payment Base divided by $110,653 Account Value [$105,653+ $5,000]) = $5,784 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•                  $128,000 Bonus Base – $5,784 Adjusted Nonguaranteed Withdrawal amount = $122,216 Bonus Base after the Nonguaranteed Withdrawal

•                  $115,310 Step-Up Base - $5,784 Adjusted Nonguaranteed Withdrawal amount = $109,526 Step-Up Base after the Nonguaranteed Withdrawal

(F)  In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.0% (Withdrawal Percentage) X $122,216 (Payment Base) =$4,889 (LPA)

(G)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $122,216 Bonus Base + $10,000 additional contribution amount = $132,216 Bonus Base after the additional contribution.

•                  $109,526 Step-Up Base + $10,000 additional contribution amount = $119,526 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

AC2I - 94

•                  4.0% (Withdrawal Percentage) X $132,216 (Payment Base) =$5,289 (LPA)

(H)  In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($6,065 amount withdrawn - $5,289 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x  1.6156 ($132,216 Payment Base divided by $81,836 Account Value [$81,060+ $776]) = $1,254 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $132,216 Bonus Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $130,962 Bonus Base after the Nonguaranteed Withdrawal.

•                  $119,526 Step-Up Base - $1,254 Adjusted Nonguaranteed Withdrawal amount = $118,272 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $130,962 x 4.0% = $5,238.

(I)  In Contract Year 30, the Account Value is reduced to zero; however the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

AC2I - 95

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

* APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

AC2I - 96

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) - 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Years 1 - 8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

AC2I - 97

Appendix E

Illustration of Enhanced Earnings Benefit

Example 1 - The following is a hypothetical example of how the EEB works:

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% benefit)

•                  Initial contribution = $100,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on the assumptions stated above:

•                  The gain in the contract is $25,000 ($125,000-$100,000 =$25,000)

•                  Benefit paid would be $10,000 ($25,000 x 40%)

Example 2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% benefit)

•                  Initial contribution = $50,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

•                  Account Value on the 7th Contract Anniversary = $70,000

•                  Death occurred after the 7th Contract Anniversary

Based on these assumptions:

•                  the gain in the contract is $10,000 ($60,000 – $50,000);

•                  the EEB is $4,000 (40% x $10,000); and thus

•                  the total payment to the beneficiaries is $74,000 ($70,000 + $4,000)

AC2I - 98

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2010.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  Integrity has entered into Service Agreements with WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which are paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $4,288,346 in 2009, $5,451,388 in 2008, and $7,417,453 in 2007.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	Nationwide Planning Associates, Inc.
Cadaret, Grant & Co., Inc.	Planning Corporation of America
Hancock Investment Services, Inc.	Securities America, Inc.
LPL Financial Corporation	Stifel, Nicolaus and Company, Incorporated

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but

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changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, the annual administration charge and withdrawal charges, unless otherwise stated.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  Distribution from certain TSA plans can be deferred

3

until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I as of December 31, 2009, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policy holders dated March 3, 2000.  You should not consider the Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of  Integrity Life Insurance Company

Year ended December 31, 2009, with Report of Independent Registered
Public Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Contract Owners Separate Account I of Integrity Life Insurance Company and

The Board of Directors Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2009, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 23, 2010

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$34,691	$—	$34,691	$8.89	3,901
Touchstone Aggressive ETF (AnnuiChoice ™)	730,728	—	730,728	10.52	69,429
Touchstone Aggressive ETF (AnnuiChoice II ™)	616,489	—	616,489	12.64	48,762
Touchstone Aggressive ETF (AnnuiChoice II ™)	169,656	—	169,656	12.59	13,475
Touchstone Aggressive ETF (GrandMaster flex3 ™)	2,140,858	4	2,140,862	10.23	209,292
Touchstone Aggressive ETF (Grandmaster ™)	180,079	—	180,079	10.34	17,423
Touchstone Aggressive ETF (IQ Annuity ™)	3,089,198	(3)	3,089,195	10.28	300,441
Touchstone Aggressive ETF (IQ Advisor Standard™)	11,868	—	11,868	11.32	1,048
Touchstone Aggressive ETF (Pinnacle Plus ™)	288,226	—	288,226	10.17	28,354
Touchstone Baron Small Cap Growth (AdvantEdge ™)	186,770	—	186,770	9.15	20,414
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	201,850	(1)	201,849	9.89	20,415
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	1,009,790	(1)	1,009,789	15.77	64,015
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	816,517	(1)	816,516	14.10	57,914
Touchstone Baron Small Cap Growth (Grandmaster ™)	836,409	1	836,410	12.71	65,799
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	5,155	(1)	5,154	13.69	377
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	267,125	—	267,125	13.85	19,283
Touchstone Baron Small Cap Growth (IQ Annuity ™)	2,528,005	1	2,528,006	15.24	165,895
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	387,171	2	387,173	14.72	26,300
Touchstone Conservative ETF (AdavatEdge ™)	193,796	—	193,796	10.03	19,318
Touchstone Conservative ETF (AnnuiChoice ™)	747,694	—	747,694	11.56	64,694
Touchstone Conservative ETF (AnnuiChoice II ™)	697,571	(6)	697,565	11.29	61,786
Touchstone Conservative ETF (AnnuiChoice II ™)	10,929	(1)	10,928	11.25	971
Touchstone Conservative ETF (AnnuiChoice II ™)	272,568	—	272,568	11.24	24,244
Touchstone Conservative ETF (GrandMaster flex3 ™)	344,206	(2)	344,204	11.23	30,643
Touchstone Conservative ETF (Grandmaster ™)	654,475	1	654,476	11.35	57,664
Touchstone Conservative ETF (IQ Advisor Standard ™)	131,977	4	131,981	12.17	10,841
Touchstone Conservative ETF (IQ Annuity ™)	1,298,697	(2)	1,298,695	11.29	115,020
Touchstone Conservative ETF (Pinnacle Plus ™)	155,752	—	155,752	11.16	13,953
Touchstone Core Bond (AdvantEdge ™)	59,079	—	59,079	10.82	5,461
Touchstone Core Bond (AnnuiChoice ™)	987,841	1	987,842	13.72	72,001
Touchstone Core Bond (AnnuiChoice II ™)	139,844	—	139,844	11.50	12,161
Touchstone Core Bond (GrandMaster flex3 ™)	491,159	1	491,160	12.46	39,404
Touchstone Core Bond (Grandmaster ™)	537,258	—	537,258	11.91	45,119
Touchstone Core Bond (IQ Annuity ™)	546,219	—	546,219	13.01	41,982
Touchstone Core Bond (Pinnacle Plus ™)	333,291	—	333,291	11.55	28,852
Touchstone Core Bond (IQ Advisor Standard ™)	239,959	1	239,960	12.22	19,643
Touchstone Mid Cap Growth (AdvantEdge ™)	20,758	—	20,758	8.80	2,359
Touchstone Mid Cap Growth (AnnuiChoice ™)	2,053,845	5	2,053,850	14.79	138,867
Touchstone Mid Cap Growth (AnnuiChoice II ™)	1,060,910	(1)	1,060,909	10.03	105,817
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	379,690	1	379,691	14.52	26,156
Touchstone Mid Cap Growth (Grandmaster ™)	132,537	—	132,537	12.89	10,279
Touchstone Mid Cap Growth (IQ Annuity ™)	700,342	(1)	700,341	14.79	47,339
Touchstone Mid Cap Growth (Pinnacle Plus ™)	427,222	—	427,222	15.05	28,388
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	3,663	1	3,664	13.54	271
Touchstone Large Cap Core Equity (AdvantEdge ™)	11,496	—	11,496	8.49	1,354
Touchstone Large Cap Core Equity (AnnuiChoice ™)	1,221,923	—	1,221,923	9.63	126,849
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	222,152	1	222,153	8.97	24,772
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	520,990	—	520,990	9.97	52,249
Touchstone Large Cap Core Equity (Grandmaster ™)	1,342,857	3	1,342,860	10.28	130,631
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	19,271	—	19,271	10.40	1,852
Touchstone Large Cap Core Equity (IQ Annuity ™)	724,233	2	724,235	9.47	76,491
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	505,850	—	505,850	11.00	45,983
Touchstone Enhanced ETF (AdvantEdge ™)	346,857	—	346,857	8.86	39,165
Touchstone Enhanced ETF (AnnuiChoice ™)	629,805	—	629,805	10.65	59,120
Touchstone Enhanced ETF (AnnuiChoice II ™)	102,450	—	102,450	12.63	8,111
Touchstone Enhanced ETF (GrandMaster flex3 ™)	1,534,567	(1)	1,534,566	10.35	148,214
Touchstone Enhanced ETF (Grandmaster ™)	289,322	(1)	289,321	10.46	27,655
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	37,262	—	37,262	11.57	3,220
Touchstone Enhanced ETF (IQ Advisor Standard ™)	161,933	—	161,933	11.70	13,842
Touchstone Enhanced ETF (IQ Annuity ™)	3,691,348	—	3,691,348	10.41	354,680
Touchstone Enhanced ETF (Pinnacle Plus ™)	315,649	—	315,649	10.29	30,677
Touchstone High Yield (AnnuiChoice ™)	462,447	—	462,447	16.37	28,251
Touchstone High Yield (AnnuiChoice II ™)	114,282	—	114,282	11.45	9,980
Touchstone High Yield (GrandMaster flex3 ™)	640,497	2	640,499	15.09	42,449

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone High Yield (Grandmaster ™)	$189,051	$—	$189,051	$12.57	15,038
Touchstone High Yield (IQ Annuity ™)	1,484,448	(1)	1,484,447	15.59	95,204
Touchstone High Yield (IQ Advisor Standard™)	195,915	—	195,915	13.07	14,992
Touchstone High Yield (Pinnacle Plus ™)	523,609	1	523,610	13.18	39,734
Touchstone High Yield (AdvantEdge ™)	177,055	—	177,055	11.07	16,001
Touchstone Moderate ETF (AdvantEdge ™)	362,968	—	362,968	9.46	38,353
Touchstone Moderate ETF (AnnuiChoice ™)	3,463,551	(5)	3,463,546	11.08	312,727
Touchstone Moderate ETF (AnnuiChoice II ™)	1,681,913	—	1,681,913	9.36	179,691
Touchstone Moderate ETF (AnnuiChoice II ™)	33,901	—	33,901	11.99	2,828
Touchstone Moderate ETF (AnnuiChoice II ™)	22,217	—	22,217	11.97	1,855
Touchstone Moderate ETF (GrandMaster flex3 ™)	3,935,664	(1)	3,935,663	10.76	365,625
Touchstone Moderate ETF (Grandmaster ™)	229,795	—	229,795	10.88	21,128
Touchstone Moderate ETF (IQ Annuity ™)	2,339,960	(1)	2,339,959	10.82	216,260
Touchstone Moderate ETF (Pinnacle Plus ™)	798,781	—	798,781	10.70	74,672
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	39,980	—	39,980	11.68	3,422
Touchstone Moderate ETF (IQ Advisor Standard ™)	126,027	—	126,027	11.81	10,669
Touchstone Money Market (AdvantEdge ™)	1,355,558	—	1,355,558	10.04	135,012
Touchstone Money Market (AnnuiChoice ™)	2,938,285	(3)	2,938,282	11.47	256,213
Touchstone Money Market (AnnuiChoice II ™)	2,590,985	(4)	2,590,981	9.96	260,187
Touchstone Money Market (Grandmaster ™)	5,700,040	1	5,700,041	11.02	517,422
Touchstone Money Market (GrandMaster flex3™)	1,968,930	—	1,968,930	10.84	181,561
Touchstone Money Market (IQ Advisor Standard ™)	500,831	(2)	500,829	10.00	50,101
Touchstone Money Market (IQ Annuity ™)	302,358	—	302,358	11.00	27,481
Touchstone Money Market (IQ3 ™)	4,528,260	1	4,528,261	11.00	411,568
Touchstone Money Market (Pinnacle Plus ™)	2,758,948	(1)	2,758,947	9.92	278,064
Touchstone Third Avenue Value (AdvantEdge ™)	512,531	—	512,531	8.26	62,043
Touchstone Third Avenue Value (AnnuiChoice ™)	3,245,410	—	3,245,410	15.72	206,392
Touchstone Third Avenue Value (AnnuiChoice II ™)	894,754	—	894,754	8.39	106,628
Touchstone Third Avenue Value (GrandMaster flex3 ™)	1,832,049	—	1,832,049	13.02	140,708
Touchstone Third Avenue Value (Grandmaster ™)	1,214,181	(1)	1,214,180	12.27	98,992
Touchstone Third Avenue Value (IQ Annuity ™)	2,871,615	—	2,871,615	13.83	207,598
Touchstone Third Avenue Value (Pinnacle Plus ™)	1,073,680	—	1,073,680	14.71	73,000
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	4,449	—	4,449	12.33	361
Touchstone Third Avenue Value (IQ Advisor Standard ™)	611,339	1	611,340	12.48	49,000
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	183,206	—	183,206	13.17	13,910
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	381,539	—	381,539	13.12	29,080
JP Morgan IT Mid Cap Value (Grandmaster ™)	58,679	—	58,679	13.14	4,466
JP Morgan IT Mid Cap Value (IQ3 ™)	118,204	1	118,205	13.13	9,003
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	182,253	(1)	182,252	13.11	13,903
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	10,340,923	1	10,340,924	42.17	245,248
Fidelity VIP Growth (Grandmaster ™)	6,863,887	(1)	6,863,886	46.14	148,752
Fidelity VIP High Income (Grandmaster ™)	3,144,125	(1)	3,144,124	19.01	165,389
Fidelity VIP II Asset Manager (Grandmaster ™)	7,408,815	2	7,408,817	34.75	213,194
Fidelity VIP II Contrafund (Grandmaster ™)	12,147,617	—	12,147,617	35.84	338,964
Fidelity VIP II Index 500 (Grandmaster ™)	4,899,922	1	4,899,923	26.57	184,426
Fidelity VIP II Index 500 (IQ Annuity ™)	342,918	1	342,919	8.78	39,035
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	458,033	(1)	458,032	11.18	40,974
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	89,130	—	89,130	11.13	8,006
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	3,424,242	—	3,424,242	33.24	103,023
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	538,111	—	538,111	11.01	48,862
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	1,082,553	(1)	1,082,552	15.73	68,822
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	109,348	1	109,349	10.98	9,962
Fidelity VIP III Balanced (Grandmaster ™)	721,204	(1)	721,203	14.90	48,398
Fidelity VIP III Growth & Income (Grandmaster ™)	1,655,277	—	1,655,277	14.16	116,922
Fidelity VIP III Growth Opportunities (Grandmaster ™)	471,584	—	471,584	9.41	50,116
Fidelity VIP Overseas (AnnuiChoice ™)	165,049	—	165,049	7.40	22,307
Fidelity VIP Overseas (AnnuiChoice II ™)	66,571	(6)	66,565	7.37	9,033
Fidelity VIP Overseas (Grandmaster ™)	3,187,814	(1)	3,187,813	26.25	121,444
Fidelity VIP Overseas (Grandmaster flex3 ™)	31,906	(1)	31,905	7.29	4,377
Fidelity VIP Overseas (IQ Annuity ™)	43,424	—	43,424	7.31	5,941
Fidelity VIP Overseas (Pinnacle Plus ™)	105,818	—	105,818	7.27	14,565

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	$365,690	$(1)	$365,689	$10.00	36,577
Fidelity VIP Growth (IQ Annuity ™)	318,811	—	318,811	7.46	42,725
Fidelity VIP High Income (IQ Annuity ™)	1,020,942	(2)	1,020,940	10.69	95,494
Fidelity VIP II Asset Manager (IQ Annuity ™)	108,008	—	108,008	11.02	9,799
Fidelity VIP II Contrafund (IQ Annuity ™)	789,600	—	789,600	13.20	59,801
Fidelity VIP III Balanced (IQ Annuity ™)	100,796	1	100,797	10.84	9,296
Fidelity VIP III Growth & Income (IQ Annuity ™)	80,338	1	80,339	8.77	9,159
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	43,676	—	43,676	6.13	7,128
Fidelity VIP III Mid Cap (Grandmaster ™)	1,739,899	1	1,739,900	29.94	58,107
Fidelity VIP III Mid Cap (IQ Annuity ™)	933,749	(1)	933,748	31.17	29,959
Fidelity VIP Overseas (IQ Annuity ™)	53,624	2	53,626	11.35	4,725
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	89,616	—	89,616	9.19	9,749
Fidelity VIP Asset Manager (AnnuiChoice ™)	319,139	2	319,141	11.49	27,772
Fidelity VIP Asset Manager (AnnuiChoice II ™)	53,637	—	53,637	10.65	5,038
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	200,675	—	200,675	11.23	17,874
Fidelity VIP Asset Manager (IQ3 ™)	286,462	—	286,462	11.37	25,196
Fidelity VIP Asset Manager (Pinnacle Plus ™)	109,984	(1)	109,983	11.66	9,431
Fidelity VIP Balanced (AdvantEdge ™)	86,170	—	86,170	9.33	9,236
Fidelity VIP Balanced (AnnuiChoice ™)	600,032	—	600,032	11.56	51,908
Fidelity VIP Balanced (AnnuiChoice II ™)	151,792	—	151,792	10.12	15,003
Fidelity VIP Balanced (GrandMaster flex3 ™)	317,874	1	317,875	12.46	25,522
Fidelity VIP Balanced (Grandmaster ™)	945,968	1	945,969	11.43	82,750
Fidelity VIP Balanced (IQ3 ™)	541,077	(1)	541,076	11.31	47,845
Fidelity VIP Balanced (Pinnacle Plus ™)	259,382	—	259,382	11.53	22,491
Fidelity VIP Balanced (IQ Advisor Standard ™)	149,970	—	149,970	11.68	12,845
Fidelity VIP Contrafund (AdvantEdge ™)	340,068	—	340,068	8.35	40,745
Fidelity VIP Contrafund (AnnuiChoice ™)	3,764,713	4	3,764,717	13.13	286,755
Fidelity VIP Contrafund (AnnuiChoice II ™)	1,455,765	(5)	1,455,760	9.43	154,381
Fidelity VIP Contrafund (GrandMaster flex3 ™)	2,482,092	1	2,482,093	13.49	184,045
Fidelity VIP Contrafund (IQ3 ™)	4,104,563	—	4,104,563	13.46	304,963
Fidelity VIP Contrafund (Pinnacle Plus ™)	1,401,246	(1)	1,401,245	13.88	100,923
Fidelity VIP Contrafund (IQ Advisor Standard ™)	65,935	1	65,936	13.05	5,053
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	1,818	—	1,818	8.59	212
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	141,860	—	141,860	7.13	19,909
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	17,764	(4)	17,760	7.10	2,503
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	56,821	—	56,821	7.06	8,051
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	54,888	—	54,888	7.02	7,819
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	84,676	—	84,676	7.04	12,030
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	13,256	—	13,256	7.00	1,895
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	38,624	—	38,624	12.24	3,156
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	60,603	—	60,603	8.96	6,761
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	22,891	—	22,891	11.49	1,992
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	23,519	(1)	23,518	11.63	2,023
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	78,194	1	78,195	11.00	7,111
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	132,003	—	132,003	11.41	11,565
Fidelity VIP Equity-Income (AdvantEdge ™)	24,694	—	24,694	7.77	3,178
Fidelity VIP Equity-Income (AnnuiChoice ™)	1,437,223	—	1,437,223	9.89	145,302
Fidelity VIP Equit-Income (AnnuiChoice II ™)	387,535	—	387,535	7.98	48,554
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	336,048	5	336,053	9.97	33,723
Fidelity VIP Equity-Income (IQ3 ™)	926,000	(2)	925,998	9.53	97,210
Fidelity VIP Equity-Income (Pinnacle Plus ™)	248,249	(1)	248,248	10.88	22,818
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	19,666	—	19,666	10.08	1,950
Fidelity Freedom 2010 (Adnavtedge ™)	160,555	—	160,555	9.39	17,100
Fidelity Freedom 2010 (AnnuiChoice ™)	4,318	—	4,318	9.33	463
Fidelity Freedom 2010 (AnnuiChoice II ™)	151,538	—	151,538	9.29	16,314
Fidelity Freedom 2010 (GrandMaster ™)	241,603	—	241,603	9.24	26,152
Fidelity Freedom 2010 (GrandmMaster flex3 ™)	124,815	—	124,815	9.19	13,584
Fidelity Freedom 2010 (IQ Annuity ™)	345,898	1	345,899	9.21	37,544
Fidelity Freedom 2010 (Pinnacle Plus ™)	6,956	—	6,956	9.16	760
Fidelity Freedom 2015 (AdvantEdge ™)	79,344	—	79,344	9.27	8,561
Fidelity Freedom 2015 (AnnuiChoice ™)	24,920	(1)	24,919	9.15	2,723
Fidelity Freedom 2015 (AnnuiChoice II ™)	195,942	—	195,942	9.11	21,502

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2015 (GrandMaster ™)	$19,372	$—	$19,372	$9.06	2,137
Fidelity Freedom 2015 (IQ Annuity ™)	106,979	—	106,979	9.04	11,836
Fidelity Freedom 2015 (Pinnacle Plus ™)	80,353	—	80,353	8.98	8,943
Fidelity Freedom 2020 (AdvantEdge ™)	175,340	—	175,340	8.91	19,685
Fidelity Freedom 2020 (AnnuiChoice ™)	58,678	—	58,678	8.71	6,740
Fidelity Freedom 2020 (AnnuiChoice II ™)	542,574	—	542,574	8.67	62,580
Fidelity Freedom 2020 (GrandMaster ™)	29,081	—	29,081	8.62	3,372
Fidelity Freedom 2020 (GrandmMaster flex3 ™)	4,654	—	4,654	8.58	543
Fidelity Freedom 2020 (IQ Annuity ™)	34,853	—	34,853	8.60	4,053
Fidelity Freedom 2020 (Pinnacle Plus ™)	15,011	1	15,012	8.55	1,756
Fidelity Freedom 2025 (AnnuiChoice ™)	13,397	—	13,397	8.59	1,560
Fidelity Freedom 2025 (AnnuiChoice II ™)	146,840	(1)	146,839	8.55	17,169
Fidelity Freedom 2025 (GrandMaster ™)	1,583	—	1,583	8.51	186
Fidelity Freedom 2025 (Pinnacle Plus ™)	6,551	1	6,552	8.43	777
Fidelity Freedom 2030 (AnnuiChoice II ™)	209,263	—	209,263	8.15	25,673
Fidelity Freedom 2030 (GrandmMaster flex3 ™)	40,785	—	40,785	8.06	5,058
Fidelity Freedom 2030 (IQ Annuity ™)	26,939	—	26,939	8.08	3,332
Fidelity VIP Growth & Income (AdvantEdge ™)	28,116	—	28,116	7.86	3,575
Fidelity VIP Growth & Income (AnnuiChoice ™)	493,607	—	493,607	9.09	54,288
Fidelity VIP Growth & Income (AnnuiChoice II ™)	123,151	(1)	123,150	8.57	14,371
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	183,042	(1)	183,041	10.14	18,059
Fidelity VIP Growth & Income (IQ3 ™)	330,003	—	330,003	9.12	36,196
Fidelity VIP Growth & Income (Pinnacle Plus ™)	205,291	—	205,291	10.09	20,339
Fidelity VIP Growth (AdvantEdge ™)	16,990	(1)	16,989	7.25	2,343
Fidelity VIP Growth (AnnuiChoice ™)	641,795	—	641,795	6.69	95,923
Fidelity VIP Growth (AnnuiChoice II ™)	219,213	(3)	219,210	8.70	25,201
Fidelity VIP Growth (GrandMaster ™)	602,698	5	602,703	7.68	78,438
Fidelity VIP Growth (GrandMaster flex3 ™)	236,332	1	236,333	8.76	26,977
Fidelity VIP Growth (IQ3 ™)	469,725	(2)	469,723	6.91	67,988
Fidelity VIP Growth (Pinnacle Plus ™)	97,092	—	97,092	9.86	9,844
Fidelity VIP Growth Opportunities (AdvantEdge ™)	15,693	—	15,693	7.32	2,142
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	204,925	1	204,926	8.51	24,085
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)	19,175	—	19,175	8.74	2,194
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	21,028	(1)	21,027	9.22	2,281
Fidelity VIP Growth Opportunities (IQ3 ™)	726,977	3	726,980	7.93	91,677
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	41,265	—	41,265	9.74	4,237
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	143,874	(1)	143,873	9.29	15,490
Fidelity VIP Growth (IQ Advisor Standard ™)	3,264	1	3,265	9.15	357
Fidelity VIP High Income (AdvantEdge ™)	1,601,583	—	1,601,583	10.74	149,065
Fidelity VIP High Income (AnnuiChoice ™)	1,363,269	(1)	1,363,268	13.35	102,121
Fidelity VIP High Income (AnnuiChoice II ™)	515,280	—	515,280	11.17	46,144
Fidelity VIP High Income (GrandMaster flex3 ™)	9,695,254	6	9,695,260	14.30	678,002
Fidelity VIP High Income (IQ3 ™)	1,977,709	—	1,977,709	14.36	137,696
Fidelity VIP High Income (Pinnacle Plus ™)	78,208	—	78,208	13.21	5,919
Fidelity VIP Index 500 (AdvantEdge ™)	33,694	4	33,698	8.35	4,038
Fidelity VIP Index 500 (AnnuiChoice ™)	1,138,606	(1)	1,138,605	8.57	132,936
Fidelity VIP Index 500 (IQ3 ™)	1,791,852	1	1,791,853	9.00	199,025
Fidelity VIP Index 500 (AnnuiChoice II ™)	462,058	(1)	462,057	7.65	60,419
Fidelity VIP Index 500 (Grandmaster ™)	1,111,814	—	1,111,814	7.61	146,176
Fidelity VIP Index 500 (Grandmaster flex3 ™)	367,072	—	367,072	7.56	48,524
Fidelity VIP Index 500 (IQ Advisor Standard ™)	378,696	(5)	378,691	7.76	48,786
Fidelity VIP Index 500 (Pinnacle Plus ™)	259,669	—	259,669	11.11	23,374
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	137,905	—	137,905	10.82	12,748
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	3,924,755	(2)	3,924,753	14.53	270,188
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	854,174	—	854,174	11.38	75,052
Fidelity VIP Investment Grade Bond (GrandMaster ™)	2,538,113	(3)	2,538,110	11.00	230,686
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	1,123,087	(1)	1,123,086	11.74	95,632
Fidelity VIP Investment Grade Bond (IQ3 ™)	2,708,322	—	2,708,322	13.69	197,818
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	898,501	—	898,501	11.61	77,411
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	495,250	—	495,250	12.22	40,523
Fidelity VIP Mid Cap (AdvantEdge ™)	131,810	(1)	131,809	8.81	14,957
Fidelity VIP Mid Cap (AnnuiChoice ™)	2,643,995	1	2,643,996	18.86	140,206
Fidelity VIP Mid Cap (AnnuiChoice II ™)	455,778	—	455,778	9.86	46,204

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	$1,294,163	$—	$1,294,163	$16.88	76,680
Fidelity VIP Mid Cap (Grandmaster ™)	1,533,490	(1)	1,533,489	14.77	103,798
Fidelity VIP Mid Cap (IQ Annuity ™)	2,494,529	(1)	2,494,528	18.52	134,729
Fidelity VIP Mid Cap (Pinnacle Plus ™)	1,010,357	2	1,010,359	17.75	56,930
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	11,500	—	11,500	15.23	755
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	197,578	(1)	197,577	15.41	12,818
Fidelity VIP Overseas (AdvantEdge ™)	168,018	1	168,019	7.52	22,351
Fidelity VIP Overseas (AnnuiChoice ™)	664,084	5	664,089	10.62	62,506
Fidelity VIP Overseas (AnnuiChoice II ™)	349,290	(5)	349,285	8.73	40,005
Fidelity VIP Overseas (GrandMaster ™)	823,915	1	823,916	7.28	113,207
Fidelity VIP Overseas (GrandMaster flex3 ™)	437,029	4	437,033	11.84	36,912
Fidelity VIP Overseas (IQ3 ™)	652,121	(1)	652,120	10.68	61,052
Fidelity VIP Overseas (Pinnacle Plus ™)	289,463	(1)	289,462	14.56	19,880
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	15,245	(1)	15,244	12.15	1,255
Fidelity VIP Overseas (IQ Advisor Standard ™)	230,098	—	230,098	12.30	18,711
Fidelity VIP Value Stratagies (AdvantEdge ™)	3,411	—	3,411	8.04	424
Fidelity VIP Value Stratagies (AnnuiChoice ™)	51,514	—	51,514	8.12	6,346
Fidelity VIP Value Stratagies (AnnuiChoice II ™)	16,770	—	16,770	8.10	2,071
Fidelity VIP Value Stratagies (GrandMaster™)	9,835	1	9,836	8.07	1,219
Fidelity VIP Value Stratagies (IQ Annuity ™)	44,089	(1)	44,088	8.06	5,473
Fidelity VIP Value Stratagies (Pinnacle Plus ™)	70,778	—	70,778	8.03	8,818
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	241,878	—	241,878	19.66	12,302
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	13,490	—	13,490	12.04	1,121
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	73,125	—	73,125	18.80	3,889
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	173,095	2	173,097	19.04	9,092
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	445,501	—	445,501	17.08	26,088
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	63,977	(1)	63,976	7.25	8,829
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	154,784	2	154,786	16.56	9,345
Van Kampen UIF U.S. Real Estate (IQ3 ™)	414,848	(2)	414,846	16.24	25,547
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	904,968	1	904,969	17.20	52,603
Franklin Growth and Income Securities (AdvantEdge ™)	32,729	—	32,729	8.34	3,925
Franklin Growth and Income Securities (AnnuiChoice ™)	1,514,851	(4)	1,514,847	11.72	129,234
Franklin Growth and Income Securities (AnnuiChoice II ™)	100,898	(1)	100,897	8.28	12,183
Franklin Growth and Income Securities (GrandMaster flex3 ™)	755,434	—	755,434	11.27	67,005
Franklin Growth and Income Securities (Grandmaster ™)	629,042	—	629,042	11.44	55,009
Franklin Growth and Income Securities (IQ Annuity ™)	2,236,806	2	2,236,808	11.35	196,999
Franklin Growth and Income Securities (Pinnacle Plus ™)	494,904	(2)	494,902	10.84	45,659
Franklin Income Securities (AdvantEdge ™)	99,886	—	99,886	9.63	10,375
Franklin Income Securities (AnnuiChoice ™)	3,222,689	1	3,222,690	16.10	200,183
Franklin Income Securities (AnnuiChoice II ™)	883,693	—	883,693	10.17	86,870
Franklin Income Securities (GrandMaster flex3 ™)	3,484,784	1	3,484,785	15.48	225,050
Franklin Income Securities (Grandmaster ™)	2,889,785	(1)	2,889,784	15.71	184,000
Franklin Income Securities (IQ Annuity ™)	3,844,569	2	3,844,571	15.59	246,535
Franklin Income Securities (Pinnacle Plus ™)	1,549,748	(3)	1,549,745	13.69	113,210
Franklin Income Securities (IQ Advisor Enhanced ™)	10,073	—	10,073	12.72	792
Franklin Income Securities (IQ Advisor Standard ™)	3,580	—	3,580	12.87	278
Franklin Large Cap Growth Securities (AdvantEdge ™)	19,255	—	19,255	8.87	2,170
Franklin Large Cap Growth Securities (AnnuiChoice ™)	282,085	—	282,085	12.27	22,991
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	218,737	—	218,737	9.43	23,207
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	166,720	1	166,721	11.80	14,128
Franklin Large Cap Growth Securities (Grandmaster ™)	39,462	1	39,463	11.97	3,297
Franklin Large Cap Growth Securities (IQ Annuity ™)	183,185	—	183,185	11.88	15,413
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	252,721	(1)	252,720	10.74	23,529
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	10,738	—	10,738	10.36	1,037
Franklin Mutual Shares Securities (AdvantEdge ™)	234,500	—	234,500	8.24	28,444
Franklin Mutual Shares Securities (AnnuiChoice ™)	1,315,441	1	1,315,442	13.84	95,030
Franklin Mutual Shares Securities (AnnuiChoice II ™)	723,132	(4)	723,128	8.56	84,503
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	2,261,774	(2)	2,261,772	13.31	169,878
Franklin Mutual Shares Securities (IQ Annuity ™)	1,042,722	2	1,042,724	13.41	77,765
Franklin Mutual Shares Securities (Pinnacle Plus ™)	932,454	(1)	932,453	12.19	76,515
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	486,393	—	486,393	11.57	42,057

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities(Grandmaster ™)	$901,244	$(2)	$901,242	$13.50	66,739
Franklin Small Cap Value Securities (AdvantEdge ™)	14,609	(1)	14,608	8.76	1,668
Franklin Small Cap Value Securities (Annuichoice ™)	41,050	—	41,050	7.55	5,437
Franklin Small Cap Value Securities (Annuichoice II ™)	89,694	—	89,694	7.52	11,929
Franklin Small Cap Value Securities (Grandmaster ™)	51,203	(1)	51,202	7.48	6,847
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	15,263	(1)	15,262	7.44	2,052
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	36,165	—	36,165	7.63	4,739
Franklin Small Cap Value Securities (IQ Annuuity ™)	38,970	3	38,973	7.46	5,226
Franklin Small Cap Value Securities (Pinnacle Plus ™)	81,557	—	81,557	7.41	11,002
Templeton Foriegn Securities Fund (AdvantEdge ™)	50,554	—	50,554	8.76	5,768
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	735,700	—	735,700	17.08	43,067
Templeton Foriegn Securities Fund (Grandmaster ™)	355,902	—	355,902	17.33	20,541
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	527,375	—	527,375	15.90	33,173
Templeton Foreign Securities Fund (AnnuiChoice ™)	960,011	—	960,011	17.76	54,054
Templeton Foreign Securities Fund (AnnuiChoice II ™)	402,051	—	402,051	9.99	40,249
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	31,012	—	31,012	14.11	2,198
Templeton Growth Securities (AdvantEdge ™)	59,948	—	59,948	8.15	7,352
Templeton Growth Securities (AnnuiChoice ™)	601,348	(1)	601,347	14.00	42,954
Templeton Growth Securities (AnnuiChoice II ™)	217,748	(3)	217,745	8.24	26,434
Templeton Growth Securities (GrandMaster flex3 ™)	1,171,209	1	1,171,210	13.47	86,979
Templeton Growth Securities (Grandmaster ™)	490,597	1	490,598	13.66	35,921
Templeton Growth Securities (IQ Annuity ™)	779,312	1	779,313	13.56	57,467
Templeton Growth Securities (Pinnacle Plus ™)	509,996	2	509,998	12.42	41,059
Templeton Growth Securities (IQ Advisor Standard ™)	179,684	—	179,684	11.23	16,005
Van Kampen LIT Comstock (AdvantEdge ™)	378,301	—	378,301	8.40	45,047
Van Kampen LIT Comstock (AnnuiChoice ™)	332,672	—	332,672	13.23	25,155
Van Kampen LIT Comstock (AnnuiChoice II ™)	222,057	—	222,057	8.41	26,402
Van Kampen LIT Comstock (GrandMaster flex3 ™)	234,778	—	234,778	12.72	18,457
Van Kampen LIT Comstock (Grandmaster ™)	124,907	—	124,907	12.90	9,681
Van Kampen LIT Comstock (IQ Annuity ™)	617,191	(1)	617,190	12.81	48,178
Van Kampen LIT Comstock (IQ Advisor Standard ™)	43,564	—	43,564	10.84	4,017
Van Kampen LIT Comstock (Pinnacle Plus ™)	191,863	—	191,863	11.65	16,466
Van Kampen LIT Capital Growth (AdvantEdge ™)	16,177	—	16,177	9.13	1,773
Van Kampen LIT Capital Growth (AnnuiChoice ™)	96,512	—	96,512	13.07	7,386
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	54,148	(1)	54,147	10.24	5,289
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	43,275	(1)	43,274	12.57	3,443
Van Kampen LIT Capital Growth (Grandmaster ™)	7,883	—	7,883	12.75	618
Van Kampen LIT Capital Growth (IQ Advisor Standard™)	64,576	—	64,576	10.93	5,908
Van Kampen LIT Capital Growth (IQ Annuity ™)	266,549	—	266,549	12.66	21,058
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	89,393	1	89,394	11.10	8,056
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	19,656	—	19,656	10.76	1,827
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	229,676	—	229,676	11.06	20,769
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	404,134	—	404,134	11.01	36,694
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	572,493	1	572,494	18.47	30,997
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	4,096,822	3	4,096,825	10.89	376,049
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	529,904	—	529,904	18.34	28,896
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	255,503	1	255,504	15.92	16,050
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	8,999	1	9,000	15.10	596
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	128,822	—	128,822	7.81	16,504
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	729,219	(5)	729,214	31.71	22,998
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	216,809	1	216,810	11.97	18,115
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	652,779	1	652,780	30.50	21,404
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	376,687	—	376,687	30.93	12,177
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	755,321	(3)	755,318	30.71	24,592
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	464,607	—	464,607	26.56	17,491
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	149,827	—	149,827	22.02	6,805
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge ™)	49,807	—	49,807	8.35	5,968
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)	116,134	—	116,134	8.40	13,822
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	37,379	—	37,379	8.37	4,464
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)	38,354	—	38,354	8.36	4,588
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	25,855	—	25,855	7.78	3,322
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	381,649	2	381,651	6.02	63,372
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	195,016	1	195,017	6.00	32,514

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	$318,397	$(5)	$318,392	$14.99	21,242
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	177,439	—	177,439	17.53	10,122
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	145,190	—	145,190	5.93	24,473
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	284,189	(2)	284,187	17.41	16,327
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	219,868	(1)	219,867	13.79	15,947
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	403,667	2	403,669	12.17	33,164
DWS Small Cap Index (AnnuiChoice II ™)	84,311	—	84,311	8.54	9,868
DWS Small Cap Index (GrandMaster flex3 ™)	136,718	(1)	136,717	11.58	11,811
DWS Small Cap Index (Grandmaster ™)	88,012	—	88,012	10.69	8,233
DWS Small Cap Index (IQ3 ™)	421,238	—	421,238	11.66	36,132
DWS Small Cap Index (Pinnacle Plus ™)	114,041	(2)	114,039	12.13	9,398
DWS Small Cap Index (IQ Advisor Standard ™)	15,786	—	15,786	10.65	1,482
Columbia VIT Mid Cap Value (AdvantEdge ™)	11,300	—	11,300	12.93	874
Columbia VIT Mid Cap Value (AnnuiChoice ™)	7,853	—	7,853	12.99	605
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	6,874	—	6,874	12.97	530
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	1,235	—	1,235	12.94	95
Columbia VIT Small Cap Value (AdvantEdge ™)	6,312	—	6,312	12.50	505
Columbia VIT Small Cap Value (AnnuiChoice ™)	62,452	—	62,452	12.55	4,977
Columbia VIT Small Cap Value (AnnuiChoice II ™)	28,421	(3)	28,418	12.53	2,267
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	26,162	—	26,162	12.50	2,093
Columbia VIT Small Cap Value (Grandmaster ™)	160	—	160	12.52	13
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	29,258	—	29,258	9.90	2,954
Pimco VIT All Asset (AnnuiChoice ™)	50,264	—	50,264	9.92	5,068
Pimco VIT All Asset (AnnuiChoice II ™)	94,477	—	94,477	9.98	9,470
Pimco VIT All Asset (Grandmaster ™)	112,112	—	112,112	9.86	11,372
Pimco VIT All Asset (GrandMaster flex3 ™)	130,310	1	130,311	9.83	13,262
Pimco VIT All Asset (IQ Annuity ™)	94,059	1	94,060	9.84	9,557
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	76,990	—	76,990	6.68	11,528
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	193,664	2	193,666	6.69	28,934
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	219,643	(1)	219,642	6.73	32,643
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	85,567	—	85,567	6.65	12,860
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	280,865	(3)	280,862	6.63	42,354
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	1,196,260	(2)	1,196,258	6.64	180,090
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	131,454	—	131,454	6.62	19,864
Pimco VIT Low Duration (AnnuiChoice ™)	275,570	(3)	275,567	10.90	25,290
Pimco VIT Low Duration (AnnuiChoice II ™)	596,710	(5)	596,705	10.84	55,058
Pimco VIT Low Duration (Grandmaster™)	264,982	(5)	264,977	10.83	24,462
Pimco VIT Low Duration (GrandMaster flex3 ™)	163,875	(4)	163,871	10.80	15,180
Pimco VIT Low Duration (IQ Annuity ™)	336,832	(5)	336,827	10.81	31,148
Pimco VIT Low Duration (Pinnacle Plus ™)	66,422	(2)	66,420	10.77	6,165
Pimco VIT Real Return (AdvantEdge ™)	15,558	—	15,558	10.36	1,502
Pimco VIT Real Return (AnnuiChoice ™)	525,062	—	525,062	10.47	50,150
Pimco VIT Real Return (AnnuiChoice II ™)	256,993	(4)	256,989	10.44	24,627
Pimco VIT Real Return (IQ Annuity ™)	239,501	(3)	239,498	10.39	23,050
Pimco VIT Real Return (Grandmaster ™)	256,794	(5)	256,789	10.41	24,672
Pimco VIT Real Return (GrandMaster flex3 ™)	107,670	(3)	107,667	10.37	10,380
Pimco VIT Real Return (Pinnacle Plus ™)	89,832	2	89,834	10.35	8,678
Pimco VIT Total Return (AdvantEdge ™)	588,396	(1)	588,395	11.37	51,757
Pimco VIT Total Return (AnnuiChoice ™)	1,421,128	(3)	1,421,125	11.32	125,552
Pimco VIT Total Return (AnnuiChoice II ™)	1,192,023	(3)	1,192,020	11.45	104,077
Pimco VIT Total Return (IQ Annuity ™)	1,270,154	(3)	1,270,151	11.23	113,071
Pimco VIT Total Return (Grandmaster ™)	2,030,869	(5)	2,030,864	11.25	180,484
Pimco VIT Total Return (GrandMaster flex3 ™)	2,637,804	(7)	2,637,797	11.21	235,218
Pimco VIT Total Return (Pinnacle Plus ™)	466,421	(5)	466,416	11.19	41,676
Investor Class:
Rydex VT Multi Hedge Strategies (AdvantEdge ™)	11,828	—	11,828	7.99	1,481
Rydex VT Multi Hedge Strategies (AnnuiChoice ™)	56,309	1	56,310	7.96	7,077
Rydex VT Multi Hedge Strategies (AnnuiChoice II ™)	65,813	—	65,813	8.05	8,178
Rydex VT Multi Hedge Strategies (Grandmaster ™)	24,430	—	24,430	7.91	3,088
Rydex VT Multi Hedge Strategies (Grandmaster flex3 ™)	11,037	—	11,037	7.88	1,400
Rydex VT Multi Hedge Strategies (IQ Annuity ™)	60,220	(1)	60,219	7.90	7,626

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Investor Class (continued):
Rydex VT Multi Hedge Strategies (Pinnacle Plus ™)	$8,836	$—	$8,836	$7.87	1,123
Rydex VT Alternative Strategies Allocation (AdvantEdge ™)	10,510	—	10,510	9.83	1,070
Rydex VT Alternative Strategies Allocation (AdvantEdge ™)	129,526	—	129,526	9.82	13,185
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™)	92,138	—	92,138	9.87	9,335
Rydex VT Alternative Strategies Allocation (Grandmaster flex3 ™)	21,108	—	21,108	9.85	2,143
Rydex VT Alternative Strategies Allocation (IQ Annuity ™)	1,021	—	1,021	9.84	104
Rydex VT All-Cap Opportunity (AdvantEdge ™)	23,782	—	23,782	8.32	2,858
Rydex VT All-Cap Opportunity (AnnuiChoice ™)	37,601	—	37,601	8.17	4,602
Rydex VT All-Cap Opportunity (AnnuiChoice II ™)	21,999	—	21,999	8.38	2,624
Rydex VT All-Cap Opportunity (IQ Annuity ™)	59,298	—	59,298	8.11	7,314
Rydes VT All-Cap Opportunity (Grandmaster ™)	3,587	—	3,587	8.12	442
Rydex VT All-Cap Opportunity (GrandMaster flex3 ™)	11,271	—	11,271	8.09	1,393
Rydes VT All-Cap Opportunity (Pinnacle Plus ™)	12,218	—	12,218	8.08	1,513
Rydex VT Managed Futures Strategies (AdvantEdge ™)	58,359	—	58,359	8.98	6,498
Rydex VT Managed Futures Strategies (AnnuiChoice ™)	442	—	442	9.04	49
Rydex VT Managed Futures Strategies (AnnuiChoice II ™)	51,786	—	51,786	9.02	5,739
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™)	13,911	—	13,911	9.00	1,545
Rydex VT Managed Futures Strategies (IQ Annuity ™)	66,385	—	66,385	8.99	7,381
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	11,915	—	11,915	8.97	1,328

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™) (May 26)*	$741	$200	$541	$87	$455	$—	$1,728	$1,728	$2,270	$2,811
Touchstone Aggressive ETF (AnnuiChoice ™)	15,556	3,378	12,178	(40,942)	9,560	(84,867)	10,745	95,612	64,230	76,408
Touchstone Aggressive ETF (AnnuiChoice II ™) (April 24)*	13,135	5,308	7,827	38,655	8,067	—	101,906	101,906	148,628	156,455
Touchstone Aggressive ETF (AnnuiChoice II ™) (April 24)*	3,612	1,897	1,715	435	2,218	—	29,093	29,093	31,746	33,461
Touchstone Aggressive ETF (GrandMaster flex3 ™)	45,572	19,479	26,093	(266,337)	28,761	(591,728)	(190,577)	401,151	163,575	189,668
Touchstone Aggressive ETF (Grandmaster ™)	3,833	2,282	1,551	(7,926)	2,354	(42,823)	3,315	46,138	40,566	42,117
Touchstone Aggressive ETF (IQ Annuity ™)	65,759	38,388	27,371	(72,990)	40,387	(1,094,883)	(598,100)	496,783	464,180	491,551
Touchstone Aggressive ETF (IQ Advisor Standard™)	253	45	208	6	155	—	2,035	2,035	2,196	2,404
Touchstone Aggressive ETF (Pinnacle Plus ™)	6,138	3,739	2,399	(37,840)	3,770	(46,186)	49,423	95,609	61,539	63,938
Touchstone Baron Small Cap Growth (AdvantEdge ™)	—	748	(748)	(2,075)	—	(10,116)	9,670	19,786	17,711	16,963
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	—	1,620	(1,620)	(53,194)	—	(59,466)	35,708	95,174	41,980	40,360
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	—	9,359	(9,359)	(541,109)	—	(841,619)	(42,279)	799,340	258,231	248,872
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	—	10,424	(10,424)	(138,072)	—	(510,023)	(182,594)	327,429	189,357	178,933
Touchstone Baron Small Cap Growth (Grandmaster ™)	—	6,201	(6,201)	(99,353)	—	(136,601)	90,382	226,983	127,630	121,429
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	—	35	(35)	(16)	—	(2,030)	(733)	1,297	1,281	1,246
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	—	1,051	(1,051)	(12,803)	—	(89,421)	(26,015)	63,406	50,603	49,552
Touchstone Baron Small Cap Growth (IQ Annuity ™)	—	28,871	(28,871)	(188,449)	—	(1,275,011)	(518,211)	756,800	568,351	539,480
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	—	5,126	(5,126)	(27,413)	—	(219,326)	(102,531)	116,795	89,382	84,256
Touchstone Conservative ETF (AdavatEdge ™) (May 18)*	6,187	1,294	4,893	115	1,887	—	3,759	3,759	5,761	10,654
Touchstone Conservative ETF (AnnuiChoice ™)	23,830	7,598	16,232	3,475	7,268	(43,033)	13,768	56,801	67,544	83,776
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	22,269	3,644	18,625	637	6,695	—	18,093	18,093	25,425	44,050
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	349	116	233	13	106	—	813	813	932	1,165
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	8,691	3,187	5,504	405	2,651	—	20,289	20,289	23,345	28,849
Touchstone Conservative ETF (GrandMaster flex3 ™)	10,973	4,743	6,230	(54,320)	3,349	(55,811)	8,357	64,168	13,197	19,427
Touchstone Conservative ETF (Grandmaster ™)	19,904	7,720	12,184	(1,643)	6,072	(67,462)	(26,508)	40,954	45,383	57,567
Touchstone Conservative ETF (IQ Advisor Standard ™)	4,206	725	3,481	(8)	1,279	(1,957)	6,375	8,332	9,603	13,084
Touchstone Conservative ETF (IQ Annuity ™)	41,396	14,072	27,324	(52,417)	10,202	(119,680)	(19,191)	100,489	58,274	85,598
Touchstone Conservative ETF (Pinnacle Plus ™)	4,964	2,288	2,676	(10,981)	1,515	(17,093)	1,233	18,326	8,860	11,536
Touchstone Core Bond (AdvantEdge ™)	2,897	598	2,299	62	—	(404)	1,634	2,038	2,100	4,399
Touchstone Core Bond (AnnuiChoice ™)	48,373	10,589	37,784	(17,437)	—	(110,621)	3,911	114,532	97,095	134,879
Touchstone Core Bond (AnnuiChoice II ™)	6,849	1,001	5,848	62	—	(4,333)	227	4,560	4,622	10,470
Touchstone Core Bond (GrandMaster flex3 ™)	24,058	7,477	16,581	(10,216)	—	(41,869)	10,702	52,571	42,355	58,936
Touchstone Core Bond (Grandmaster ™)	26,302	6,434	19,868	(2,186)	—	(42,274)	(656)	41,618	39,432	59,300
Touchstone Core Bond (IQ Annuity ™)	26,742	8,692	18,050	(4,051)	—	(46,853)	14,885	61,738	57,687	75,737
Touchstone Core Bond (Pinnacle Plus ™)	16,323	7,056	9,267	(23,785)	—	(49,571)	10,879	60,450	36,665	45,932
Touchstone Core Bond (IQ Advisor Standard ™)	11,747	1,561	10,186	(2,230)	—	(25,882)	961	26,843	24,613	34,799
Touchstone Mid Cap Growth (AdvantEdge ™)	18	229	(211)	(78)	—	(4,344)	703	5,047	4,969	4,758
Touchstone Mid Cap Growth (AnnuiChoice ™)	1,783	19,710	(17,927)	(824,865)	—	(1,942,532)	(471,144)	1,471,388	646,523	628,596

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice II ™)	$921	$9,138	$(8,217)	$(33,741)	$—	$(663,732)	$(361,017)	$302,715	$268,974	$260,757
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	330	5,099	(4,769)	(83,082)	—	(262,600)	(70,597)	192,003	108,921	104,152
Touchstone Mid Cap Growth (Grandmaster ™)	115	1,665	(1,550)	(43,041)	—	(114,243)	(30,630)	83,613	40,572	39,022
Touchstone Mid Cap Growth (IQ Annuity ™)	608	9,006	(8,398)	(378,326)	—	(707,374)	(139,309)	568,065	189,739	181,341
Touchstone Mid Cap Growth (Pinnacle Plus ™)	371	5,446	(5,075)	(85,771)	—	(205,442)	(5,523)	199,919	114,148	109,073
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	3	109	(106)	(51,308)	—	(51,773)	1,151	52,924	1,616	1,510
Touchstone Large Cap Core Equity (AdvantEdge ™) (June 2)*	138	56	82	6	—	—	816	816	822	904
Touchstone Large Cap Core Equity (AnnuiChoice ™)	14,715	9,639	5,076	(165,719)	—	(446,871)	(84,068)	362,803	197,084	202,160
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	2,673	1,871	802	(17,753)	—	(74,364)	(22,670)	51,694	33,941	34,743
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	6,272	6,926	(654)	(42,420)	—	(209,852)	(75,258)	134,594	92,174	91,520
Touchstone Large Cap Core Equity (Grandmaster ™)	16,154	7,999	8,155	(28,851)	—	(44,171)	122,870	167,041	138,190	146,345
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	232	104	128	(712)	—	(8,386)	(4,023)	4,363	3,651	3,779
Touchstone Large Cap Core Equity (IQ Annuity ™)	8,713	10,047	(1,334)	(97,645)	—	(381,383)	(145,829)	235,554	137,909	136,575
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	6,087	6,035	52	(15,507)	—	(139,263)	(47,517)	91,746	76,239	76,291
Touchstone Enhanced ETF (AdvantEdge ™)	10,206	2,909	7,297	(2,501)	—	(8,550)	19,085	27,635	25,134	32,431
Touchstone Enhanced ETF (AnnuiChoice ™)	18,529	5,269	13,260	(89,010)	—	(331,549)	(147,862)	183,687	94,677	107,937
Touchstone Enhanced ETF (AnnuiChoice II ™) (April 24)*	3,015	680	2,335	118	—	—	15,867	15,867	15,985	18,320
Touchstone Enhanced ETF (GrandMaster flex3 ™)	45,151	36,120	9,031	(2,909,831)	—	(2,822,843)	266,175	3,089,018	179,187	188,218
Touchstone Enhanced ETF (Grandmaster ™)	8,512	5,720	2,792	(551,819)	—	(508,063)	52,034	560,097	8,278	11,070
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	1,096	258	838	(158)	—	(14,006)	(8,170)	5,836	5,678	6,516
Touchstone Enhanced ETF (IQ Advisor Standard ™)	4,764	840	3,924	(2,366)	—	(89,754)	(62,833)	26,921	24,555	28,479
Touchstone Enhanced ETF (IQ Annuity ™)	108,602	52,347	56,255	(925,605)	—	(2,612,641)	(1,130,627)	1,482,014	556,409	612,664
Touchstone Enhanced ETF (Pinnacle Plus ™)	9,289	3,631	5,658	(20,875)	—	(27,308)	50,880	78,188	57,313	62,971
Touchstone High Yield (AnnuiChoice ™)	26,755	3,483	23,272	(59,481)	—	(143,570)	13,727	157,297	97,816	121,088
Touchstone High Yield (AnnuiChoice II ™)	6,610	1,595	5,015	(52,674)	—	(50,206)	19,987	70,193	17,519	22,534
Touchstone High Yield (GrandMaster flex3 ™)	37,054	20,486	16,568	(413,104)	—	(360,336)	147,537	507,873	94,769	111,337
Touchstone High Yield (Grandmaster ™)	10,934	3,622	7,312	(40,239)	—	(52,713)	42,375	95,088	54,849	62,161
Touchstone High Yield (IQ Annuity ™)	85,973	14,634	71,339	(206,164)	—	(246,212)	210,144	456,356	250,192	321,531
Touchstone High Yield (IQ Advisor Standard™)	11,331	633	10,698	10,713	—	—	12,934	12,934	23,647	34,345
Touchstone High Yield (Pinnacle Plus ™)	30,303	6,676	23,627	(13,126)	—	(122,422)	6,429	128,851	115,725	139,352
Touchstone High Yield (AdvantEdge ™) (July 8)*	10,240	414	9,826	595	—	—	(4,358)	(4,358)	(3,763)	6,063
Touchstone Moderate ETF (AdvantEdge ™)	11,092	2,512	8,580	(450)	—	(26,755)	(13,196)	13,559	13,109	21,689
Touchstone Moderate ETF (AnnuiChoice ™)	105,819	34,484	71,335	(179,645)	—	(711,764)	(97,473)	614,291	434,646	505,981
Touchstone Moderate ETF (AnnuiChoice II ™)	51,433	9,776	41,657	(4,033)	—	(12,335)	153,399	165,734	161,701	203,358
Touchstone Moderate ETF (AnnuiChoice II ™) (April 24)*	1,036	352	684	39	—	—	4,657	4,657	4,696	5,380
Touchstone Moderate ETF (AnnuiChoice II ™) (April 24)*	679	252	427	31	—	—	3,052	3,052	3,083	3,510
Touchstone Moderate ETF (GrandMaster flex3 ™)	120,233	63,615	56,618	(254,705)	—	(888,292)	(101,438)	786,854	532,149	588,767
Touchstone Moderate ETF (Grandmaster ™)	7,020	4,711	2,309	(49,135)	—	(102,868)	(2,300)	100,568	51,433	53,742

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Moderate ETF (IQ Annuity ™)	$71,464	$31,878	$39,586	$(51,000)	$—	$(505,508)	$(171,215)	$334,293	$283,293	$322,879
Touchstone Moderate ETF (Pinnacle Plus ™)	24,405	11,273	13,132	(86,250)	—	(103,012)	101,258	204,270	118,020	131,152
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	1,221	287	934	(23)	—	(4,422)	330	4,752	4,729	5,663
Touchstone Moderate ETF (IQ Advisor Standard ™)	3,850	648	3,202	(187)	—	(7,434)	7,865	15,299	15,112	18,314
Touchstone Money Market (AdvantEdge ™)	4,200	12,087	(7,887)	—	—	—	—	—	—	(7,887)
Touchstone Money Market (AnnuiChoice ™)	21,727	33,406	(11,679)	—	—	8	8	—	—	(11,679)
Touchstone Money Market (AnnuiChoice II ™) (April 24)*	10,160	21,733	(11,573)	—	—	—	—	—	—	(11,573)
Touchstone Money Market (Grandmaster ™)	87,700	123,113	(35,413)	—	—	—	13	13	13	(35,400)
Touchstone Money Market (GrandMaster flex3™)	16,693	38,564	(21,871)	—	—	—	—	—	—	(21,871)
Touchstone Money Market (IQ Advisor Standard ™) (April 24)*	2,288	2,268	20	—	—	—	—	—	—	20
Touchstone Money Market (IQ Annuity ™)	8,805	13,545	(4,740)	—	—	40	40	—	—	(4,740)
Touchstone Money Market (IQ3 ™) (April 24)*	23,882	58,520	(34,638)	—	—	—	—	—	—	(34,638)
Touchstone Money Market (Pinnacle Plus ™) (April 24)*	13,939	40,079	(26,140)	—	—	—	—	—	—	(26,140)
Touchstone Third Avenue Value (AdvantEdge ™)	9,364	2,336	7,028	(1,733)	32,348	(15,744)	9,064	24,808	55,423	62,451
Touchstone Third Avenue Value (AnnuiChoice ™)	59,317	33,068	26,249	(1,897,981)	207,739	(3,608,980)	(1,109,596)	2,499,384	809,142	835,391
Touchstone Third Avenue Value (AnnuiChoice II ™)	16,353	7,664	8,689	(96,598)	54,717	(454,362)	(228,725)	225,637	183,756	192,445
Touchstone Third Avenue Value (GrandMaster flex3 ™)	33,477	27,748	5,729	(1,301,128)	115,982	(1,507,087)	24,688	1,531,775	346,629	352,358
Touchstone Third Avenue Value (Grandmaster ™)	22,184	14,604	7,580	(401,100)	76,725	(1,132,710)	(543,681)	589,029	264,654	272,234
Touchstone Third Avenue Value (IQ Annuity ™)	52,470	37,534	14,936	(756,494)	179,904	(2,584,559)	(1,369,199)	1,215,360	638,770	653,706
Touchstone Third Avenue Value (Pinnacle Plus ™)	19,599	15,431	4,168	(388,122)	68,211	(730,378)	(161,945)	568,433	248,522	252,690
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	81	30	51	(37)	281	(3,755)	(3,015)	740	984	1,035
Touchstone Third Avenue Value (IQ Advisor Standard ™)	11,170	3,326	7,844	(78,519)	43,179	(376,796)	(194,565)	182,231	146,891	154,735
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™) (April 24)*	—	1,235	(1,235)	4,698	—	—	42,430	42,430	47,128	45,893
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™) (April 24)*	—	4,475	(4,475)	22,217	—	—	88,364	88,364	110,581	106,106
JP Morgan IT Mid Cap Value (Grandmaster ™) (April 24)*	—	491	(491)	176	—	—	13,590	13,590	13,766	13,275
JP Morgan IT Mid Cap Value (IQ3 ™) (April 24)*	—	1,302	(1,302)	7,104	—	—	27,376	27,376	34,480	33,178
JP Morgan IT Mid Cap Value (Pinnacle Plus ™) (April 24)*	—	1,885	(1,885)	691	—	—	41,985	41,985	42,676	40,791
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	209,478	130,190	79,288	(787,609)	—	(6,616,062)	(3,612,861)	3,003,201	2,215,592	2,294,880
Fidelity VIP Growth (Grandmaster ™)	32,428	84,167	(51,739)	(22,976)	—	(1,524,996)	27,002	1,551,998	1,529,022	1,477,283
Fidelity VIP High Income (Grandmaster ™)	231,657	37,111	194,546	(322,902)	—	(691,239)	403,552	1,094,791	771,889	966,435
Fidelity VIP II Asset Manager (Grandmaster ™)	171,983	91,782	80,201	(333,239)	—	(2,538,436)	(660,701)	1,877,735	1,544,496	1,624,697
Fidelity VIP II Contrafund (Grandmaster ™)	152,060	150,167	1,893	(2,187,708)	—	(11,178,523)	(6,184,624)	4,993,899	2,806,191	2,808,084
Fidelity VIP II Index 500 (Grandmaster ™)	111,374	61,022	50,352	53,753	106,355	(1,241,583)	(489,397)	752,186	912,294	962,646
Fidelity VIP II Index 500 (IQ Annuity ™)	7,953	5,430	2,523	5,630	8,720	(13,034)	53,371	66,405	80,755	83,278
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	47,963	5,114	42,849	(7,810)	—	(30,663)	4,221	34,884	27,074	69,923
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	7,616	969	6,647	(22)	—	(3,974)	616	4,590	4,568	11,215

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	328,852	47,600	281,252	(46,840)	—	(171,547)	53,313	224,860	178,020	459,272
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	56,730	9,113	47,617	(12,937)	—	(35,864)	5,170	41,034	28,097	75,714
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	104,063	16,679	87,384	(6,880)	—	(62,173)	9,065	71,238	64,358	151,742
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	12,398	2,371	10,027	409	—	(7,275)	1,039	8,314	8,723	18,750
Fidelity VIP III Balanced (Grandmaster ™)	13,984	9,371	4,613	(67,407)	—	(355,954)	(75,167)	280,787	213,380	217,993
Fidelity VIP III Growth & Income (Grandmaster ™)	16,360	20,874	(4,514)	(227,185)	—	(1,522,475)	(963,331)	559,144	331,959	327,445
Fidelity VIP III Growth Opportunities (Grandmaster ™)	1,949	5,790	(3,841)	(62,913)	—	(391,035)	(170,788)	220,247	157,334	153,493
Fidelity VIP Overseas (AnnuiChoice ™)	3,620	1,509	2,111	(37,935)	—	(130,899)	(62,978)	67,921	29,986	32,097
Fidelity VIP Overseas (AnnuiChoice II ™)	1,447	652	795	(1,212)	—	(48,645)	(34,842)	13,803	12,591	13,386
Fidelity VIP Overseas (Grandmaster ™)	70,003	39,118	30,885	(188,528)	—	(1,749,395)	(972,055)	777,340	588,812	619,697
Fidelity VIP Overseas (Grandmaster flex3 ™)	693	426	267	(292)	—	7,453	13,350	5,897	5,605	5,872
Fidelity VIP Overseas (IQ Annuity ™)	1,016	968	48	(44,493)	—	(73,440)	(15,522)	57,918	13,425	13,473
Fidelity VIP Overseas (Pinnacle Plus ™)	2,328	1,739	589	(22,279)	—	(39,177)	4,949	44,126	21,847	22,436
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	7,343	5,561	1,782	(176,219)	—	(428,319)	(172,206)	256,113	79,894	81,676
Fidelity VIP Growth (IQ Annuity ™)	1,211	4,455	(3,244)	(8,593)	—	(11,466)	73,254	84,720	76,127	72,883
Fidelity VIP High Income (IQ Annuity ™)	72,238	8,852	63,386	65,891	—	(65,725)	35,499	101,224	167,115	230,501
Fidelity VIP II Asset Manager (IQ Annuity ™)	2,462	1,674	788	(30,509)	—	(55,818)	(2,279)	53,539	23,030	23,818
Fidelity VIP II Contrafund (IQ Annuity ™)	9,560	11,682	(2,122)	(617,706)	—	(904,444)	(94,715)	809,729	192,023	189,901
Fidelity VIP III Balanced (IQ Annuity ™)	1,837	1,312	525	(2,989)	—	(34,885)	(4,039)	30,846	27,857	28,382
Fidelity VIP III Growth & Income (IQ Annuity ™)	756	1,600	(844)	(22,298)	—	(69,756)	(21,789)	47,967	25,669	24,825
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	150	501	(351)	(10,834)	—	(13,751)	7,550	21,301	10,467	10,116
Fidelity VIP III Mid Cap (Grandmaster ™)	16,786	21,147	(4,361)	(230,707)	—	(1,045,201)	(305,310)	739,891	509,184	504,823
Fidelity VIP III Mid Cap (IQ Annuity ™)	9,284	12,399	(3,115)	(145,146)	—	(595,562)	(187,533)	408,029	262,883	259,768
Fidelity VIP Overseas (IQ Annuity ™)	1,131	783	348	(18,480)	—	(54,494)	(25,090)	29,404	10,924	11,272
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	1,797	799	998	(254)	—	(5,214)	6,772	11,986	11,732	12,730
Fidelity VIP Asset Manager (AnnuiChoice ™)	6,748	3,116	3,632	(22,920)	—	(140,039)	(45,860)	94,179	71,259	74,891
Fidelity VIP Asset Manager (AnnuiChoice II ™)	427	247	180	(1,353)	—	(5,952)	2,010	7,962	6,609	6,789
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	4,316	3,111	1,205	(58,857)	—	(76,485)	21,285	97,770	38,913	40,118
Fidelity VIP Asset Manager (IQ3 ™)	6,264	3,934	2,330	(38,108)	—	(119,116)	(23,964)	95,152	57,044	59,374
Fidelity VIP Asset Manager (Pinnacle Plus ™)	2,329	1,830	499	(19,894)	—	(46,403)	(2,079)	44,324	24,430	24,929
Fidelity VIP Balanced (AdvantEdge ™)	1,413	792	621	(93)	—	(2,086)	13,648	15,734	15,641	16,262
Fidelity VIP Balanced (AnnuiChoice ™)	10,562	4,994	5,568	(43,339)	—	(232,533)	(42,897)	189,636	146,297	151,865
Fidelity VIP Balanced (AnnuiChoice II ™)	2,424	1,143	1,281	(3,448)	—	(20,429)	16,437	36,866	33,418	34,699
Fidelity VIP Balanced (GrandMaster flex3 ™)	5,599	4,303	1,296	(10,130)	—	(124,883)	(29,550)	95,333	85,203	86,499
Fidelity VIP Balanced (Grandmaster ™)	17,454	11,433	6,021	(102,042)	—	(489,023)	(133,599)	355,424	253,382	259,403
Fidelity VIP Balanced (IQ3 ™)	9,458	5,652	3,806	(51,777)	—	(198,610)	(43,078)	155,532	103,755	107,561

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle Plus ™)	$4,435	$3,149	$1,286	$(9,482)	$—	$(67,592)	$1,925	$69,517	$60,035	$61,321
Fidelity VIP Balanced (IQ Advisor Standard ™)	2,639	763	1,876	(1,261)	—	(66,910)	(26,306)	40,604	39,343	41,219
Fidelity VIP Contrafund (AdvantEdge ™)	3,280	3,190	90	(39,086)	—	(36,275)	67,950	104,225	65,139	65,229
Fidelity VIP Contrafund (AnnuiChoice ™)	41,009	36,757	4,252	(2,639,618)	—	(3,581,246)	(123,497)	3,457,749	818,131	822,383
Fidelity VIP Contrafund (AnnuiChoice II ™ )	14,422	9,845	4,577	(197,141)	—	(297,957)	170,716	468,673	271,532	276,109
Fidelity VIP Contrafund (GrandMaster flex3 ™)	27,355	39,390	(12,035)	(1,975,835)	—	(1,810,988)	617,609	2,428,597	452,762	440,727
Fidelity VIP Contrafund (IQ3 ™)	42,941	53,480	(10,539)	(798,894)	—	(3,318,054)	(1,436,203)	1,881,851	1,082,957	1,072,418
Fidelity VIP Contrafund (Pinnacle Plus ™)	14,630	19,837	(5,207)	(590,708)	—	(835,072)	74,561	909,633	318,925	313,718
Fidelity VIP Contrafund (IQ Advisor Standard ™)	718	520	198	(24,344)	—	(74,954)	(23,825)	51,129	26,785	26,983
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	4	15	(11)	2	—	—	330	330	332	321
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	286	1,242	(956)	(47,851)	—	(91,317)	(19,602)	71,715	23,864	22,908
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	36	45	(9)	(1,497)	—	(1,794)	757	2,551	1,054	1,045
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	114	629	(515)	(5,380)	—	(27,328)	(12,794)	14,534	9,154	8,639
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	111	798	(687)	(6,716)	—	(32,386)	(14,040)	18,346	11,630	10,943
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	174	1,487	(1,313)	(30,589)	—	(71,449)	(19,941)	51,508	20,919	19,606
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	27	499	(472)	(11,758)	—	(19,642)	(1,487)	18,155	6,397	5,925
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	5	409	(404)	(9,518)	—	(28,450)	(6,746)	21,704	12,186	11,782
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™ )	9	597	(588)	(3,021)	—	(14,033)	6,344	20,377	17,356	16,768
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	3	308	(305)	(6,810)	—	(18,768)	(6,359)	12,409	5,599	5,294
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	3	243	(240)	(14,603)	—	(22,601)	(3,690)	18,911	4,308	4,068
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	11	805	(794)	(376)	—	(25,344)	(7,079)	18,265	17,889	17,095
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	19	1,849	(1,830)	(5,226)	—	(57,690)	(17,247)	40,443	35,217	33,387
Fidelity VIP Equity-Income (AdvantEdge ™) (February 9)*	431	218	213	232	—	—	3,711	3,711	3,943	4,156
Fidelity VIP Equity-Income (AnnuiChoice ™)	27,590	15,009	12,581	(528,087)	—	(1,473,890)	(608,960)	864,930	336,843	349,424
Fidelity VIP Equit-Income (AnnuiChoice II ™ )	6,027	2,413	3,614	(60,976)	—	(109,014)	8,495	117,509	56,533	60,147
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	6,234	4,841	1,393	(209,367)	—	(334,593)	(73,049)	261,544	52,177	53,570
Fidelity VIP Equity-Income (IQ3 ™)	17,035	12,277	4,758	(279,978)	—	(843,207)	(369,594)	473,613	193,635	198,393
Fidelity VIP Equity-Income (Pinnacle Plus ™)	4,657	4,110	547	(93,104)	—	(218,760)	(68,194)	150,566	57,462	58,009
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	364	103	261	(752)	—	(9,652)	(4,542)	5,110	4,358	4,619
Fidelity Freedom 2010 (Adnavtedge ™)	5,846	1,136	4,710	(1,700)	291	(9,909)	730	10,639	9,230	13,940
Fidelity Freedom 2010 (AnnuiChoice ™)	162	39	123	(32)	18	(1,327)	(613)	714	700	823
Fidelity Freedom 2010 (AnnuiChoice II ™ )	5,655	1,496	4,159	(1,082)	564	(38,016)	(14,198)	23,818	23,300	27,459
Fidelity Freedom 2010 (GrandMaster ™)	9,377	4,292	5,085	(32,613)	1,617	(69,113)	28,817	97,930	66,934	72,019
Fidelity Freedom 2010 (GrandmMaster flex3 ™)	4,702	1,759	2,943	(8,753)	549	(36,605)	(9,410)	27,195	18,991	21,934
Fidelity Freedom 2010 (IQ Annuity ™)	12,903	4,413	8,490	(14,390)	1,270	(93,748)	(26,905)	66,843	53,723	62,213
Fidelity Freedom 2010 (Pinnacle Plus ™)	260	104	156	1	28	(369)	694	1,063	1,092	1,248
Fidelity Freedom 2015 (AdvantEdge ™)	3,099	806	2,293	(295)	202	(15,587)	(8,226)	7,361	7,268	9,561
Fidelity Freedom 2015 (AnnuiChoice ™)	990	220	770	(93)	99	(7,012)	(2,994)	4,018	4,024	4,794

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2015 (AnnuiChoice II ™)	7,757	1,930	5,827	(1,481)	730	(56,513)	(24,711)	31,802	31,051	36,878
Fidelity Freedom 2015 (GrandMaster ™) (August 7)*	731	102	629	4	—	—	648	648	652	1,281
Fidelity Freedom 2015 (IQ Annuity ™)	4,251	1,412	2,839	(13,701)	425	(44,062)	(14,387)	29,675	16,399	19,238
Fidelity Freedom 2015 (Pinnacle Plus ™)	3,194	1,192	2,002	(570)	320	(26,631)	(13,386)	13,245	12,995	14,997
Fidelity Freedom 2020 (AdvantEdge ™)	5,890	1,153	4,737	(722)	246	(9,667)	1,594	11,261	10,785	15,522
Fidelity Freedom 2020 (AnnuiChoice ™)	2,285	996	1,289	(72,533)	715	(93,538)	(3,661)	89,877	18,059	19,348
Fidelity Freedom 2020 (AnnuiChoice II ™)	18,450	3,763	14,687	(2,414)	1,215	(45,492)	19,613	65,105	63,906	78,593
Fidelity Freedom 2020 (GrandMaster ™)	1,015	463	552	(3,895)	119	(8,498)	3,140	11,638	7,862	8,414
Fidelity Freedom 2020 (GrandmMaster flex3 ™)	163	62	101	(30)	18	(1,632)	(749)	883	871	972
Fidelity Freedom 2020 (IQ Annuity ™)	1,217	440	777	(197)	143	(13,971)	(7,352)	6,619	6,565	7,342
Fidelity Freedom 2020 (Pinnacle Plus ™)	524	219	305	(15)	62	(1,787)	996	2,783	2,830	3,135
Fidelity Freedom 2025 (AnnuiChoice ™) (June 16)*	416	68	348	8	—	—	1,903	1,903	1,911	2,259
Fidelity Freedom 2025 (AnnuiChoice II ™)	4,995	1,430	3,565	(1,335)	867	(48,437)	(18,489)	29,948	29,480	33,045
Fidelity Freedom 2025 (GrandMaster ™)	54	18	36	(13)	10	(694)	(380)	314	311	347
Fidelity Freedom 2025 (Pinnacle Plus ™)	224	95	129	(55)	41	(2,574)	(1,271)	1,303	1,289	1,418
Fidelity Freedom 2030 (AnnuiChoice II ™)	4,607	2,017	2,590	(1,723)	1,505	(77,903)	(31,320)	46,583	46,365	48,955
Fidelity Freedom 2030 (GrandmMaster flex3 ™) (October 2)*	730	154	576	7	—	—	2,043	2,043	2,050	2,626
Fidelity Freedom 2030 (IQ Annuity ™)	582	310	272	(200)	176	(8,812)	(3,222)	5,590	5,566	5,838
Fidelity VIP Growth & Income (AdvantEdge ™)	210	294	(84)	5	—	(1,394)	2,912	4,306	4,311	4,227
Fidelity VIP Growth & Income (AnnuiChoice ™)	4,134	4,888	(754)	(54,302)	—	(344,250)	(173,566)	170,684	116,382	115,628
Fidelity VIP Growth & Income (AnnuiChoice II ™)	902	664	238	(7,201)	—	(9,501)	13,124	22,625	15,424	15,662
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	1,415	2,627	(1,212)	(14,850)	—	(123,487)	(68,659)	54,828	39,978	38,766
Fidelity VIP Growth & Income (IQ3 ™)	2,551	4,380	(1,829)	(38,349)	—	(229,496)	(122,095)	107,401	69,052	67,223
Fidelity VIP Growth & Income (Pinnacle Plus ™)	1,578	2,988	(1,410)	(2,568)	—	(104,725)	(59,704)	45,021	42,453	41,043
Fidelity VIP Growth (AdvantEdge ™) (March 2)*	37	108	(71)	33	—	—	2,429	2,429	2,462	2,391
Fidelity VIP Growth (AnnuiChoice ™)	1,650	6,070	(4,420)	(71,264)	—	(438,834)	(219,950)	218,884	147,620	143,200
Fidelity VIP Growth (AnnuiChoice II ™)	499	1,095	(596)	(4,457)	—	(19,165)	11,826	30,991	26,534	25,938
Fidelity VIP Growth (GrandMaster ™)	1,535	6,700	(5,165)	(170,618)	—	(335,235)	(53,077)	282,158	111,540	106,375
Fidelity VIP Growth (GrandMaster flex3 ™)	610	3,619	(3,009)	(56,827)	—	(190,680)	(73,471)	117,209	60,382	57,373
Fidelity VIP Growth (IQ3 ™)	1,222	6,504	(5,282)	(127,101)	—	(387,347)	(150,252)	237,095	109,994	104,712
Fidelity VIP Growth (Pinnacle Plus ™)	247	1,425	(1,178)	(12,201)	—	(59,174)	(25,893)	33,281	21,080	19,902
Fidelity VIP Growth Opportunities (AdvantEdge ™) (February 9) *	32	135	(103)	139	—	—	3,231	3,231	3,370	3,267
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	413	1,361	(948)	(51,745)	—	(81,726)	16,576	98,302	46,557	45,609
Fidelity VIP Growth Opportunities (AnnuiChoice II ™) (April 13) *	36	104	(68)	205	—	—	3,559	3,559	3,764	3,696
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	42	273	(231)	(5,820)	—	(21,012)	(8,777)	12,235	6,415	6,184
Fidelity VIP Growth Opportunities (IQ3 ™)	1,463	7,024	(5,561)	(26,725)	—	(46,550)	102,181	148,731	122,006	116,445
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	83	509	(426)	(8,813)	—	(28,404)	(8,555)	19,849	11,036	10,610
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	290	607	(317)	(6,886)	—	(13,091)	20,995	34,086	27,200	26,883

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (IQ Advisor Standard ™)	$8	$16	$(8)	$(11)	$—	$(1,889)	$(1,172)	$717	$706	$698
Fidelity VIP High Income (AdvantEdge ™) (February 9)*	105,683	10,537	95,146	12,168	—	—	54,327	54,327	66,495	161,641
Fidelity VIP High Income (AnnuiChoice ™)	96,766	7,986	88,780	83,275	—	(107,107)	43,754	150,861	234,136	322,916
Fidelity VIP High Income (AnnuiChoice II ™)	36,310	3,345	32,965	2,918	—	(3,671)	65,138	68,809	71,727	104,692
Fidelity VIP High Income (GrandMaster flex3 ™)	671,573	92,320	579,253	348,504	—	(56,314)	1,198,998	1,255,312	1,603,816	2,183,069
Fidelity VIP High Income (IQ3 ™)	140,001	19,046	120,955	70,062	—	(86,612)	186,980	273,592	343,654	464,609
Fidelity VIP High Income (Pinnacle Plus ™)	5,617	1,220	4,397	(5,975)	—	(28,817)	(2,622)	26,195	20,220	24,617
Fidelity VIP Index 500 (AdvantEdge ™)	637	330	307	(1,606)	231	(4,659)	2,585	7,244	5,869	6,176
Fidelity VIP Index 500 (AnnuiChoice ™)	23,199	10,104	13,095	(226,213)	20,840	(673,464)	(245,791)	427,673	222,300	235,395
Fidelity VIP Index 500 (IQ3 ™)	35,104	21,891	13,213	(462,849)	21,812	(590,189)	237,120	827,309	386,272	399,485
Fidelity VIP Index 500 (AnnuiChoice II ™)	8,674	3,133	5,541	(39,731)	4,429	(97,202)	3,879	101,081	65,779	71,320
Fidelity VIP Index 500 (Grandmaster ™)	23,083	13,608	9,475	(128,144)	23,452	(645,759)	(328,169)	317,590	212,898	222,373
Fidelity VIP Index 500 (Grandmaster flex3 ™)	7,417	4,737	2,680	(97,977)	6,116	(152,541)	13,150	165,691	73,830	76,510
Fidelity VIP Index 500 (IQ Advisor Standard ™)	7,340	1,769	5,571	(63,092)	3,937	(114,245)	22,143	136,388	77,233	82,804
Fidelity VIP Index 500 (Pinnacle Plus ™)	5,509	3,727	1,782	(69,237)	5,644	(155,242)	(56,045)	99,197	35,604	37,386
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	7,676	1,444	6,232	(63)	—	66	4,848	4,782	4,719	10,951
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	342,932	38,717	304,215	(70,723)	—	(216,210)	63,188	279,398	208,675	512,890
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	64,403	7,959	56,444	(12,423)	—	(28,201)	15,037	43,238	30,815	87,259
Fidelity VIP Investment Grade Bond (GrandMaster ™)	156,972	26,099	130,873	(50,349)	—	(78,570)	85,420	163,990	113,641	244,514
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	105,586	18,434	87,152	(50,828)	—	(68,967)	44,732	113,699	62,871	150,023
Fidelity VIP Investment Grade Bond (IQ3 ™)	237,262	38,142	199,120	(32,901)	—	(154,003)	10,998	165,001	132,100	331,220
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	70,046	13,947	56,099	(5,469)	—	(42,442)	11,792	54,234	48,765	104,864
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	46,486	2,724	43,762	(7,635)	—	(27,186)	(3,138)	24,048	16,413	60,175
Fidelity VIP Mid Cap (AdvantEdge ™)	1,104	1,364	(260)	(8,597)	—	(40,008)	(5,501)	34,507	25,910	25,650
Fidelity VIP Mid Cap (AnnuiChoice ™)	22,806	21,688	1,118	(460,439)	—	(1,219,563)	(89,077)	1,130,486	670,047	671,165
Fidelity VIP Mid Cap (AnnuiChoice II ™)	3,812	3,917	(105)	(65,501)	—	(123,004)	53,898	176,902	111,401	111,296
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	11,380	19,281	(7,901)	(701,659)	—	(664,007)	356,109	1,020,116	318,457	310,556
Fidelity VIP Mid Cap (Grandmaster ™)	13,525	14,280	(755)	(83,834)	—	110,337	152,067	41,730	(42,104)	(42,859)
Fidelity VIP Mid Cap (IQ Annuity ™)	21,088	31,649	(10,561)	(807,947)	—	(965,356)	488,374	1,453,730	645,783	635,222
Fidelity VIP Mid Cap (Pinnacle Plus ™)	8,506	12,358	(3,852)	(41,022)	—	(415,562)	(139,763)	275,799	234,777	230,925
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	97	77	20	(22)	—	(4,520)	(1,313)	3,207	3,185	3,205
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	1,601	821	780	(7,587)	—	(20,367)	25,850	46,217	38,630	39,410
Fidelity VIP Overseas (AdvantEdge ™)	3,253	2,005	1,248	(7,318)	—	(35,973)	7,259	43,232	35,914	37,162
Fidelity VIP Overseas (AnnuiChoice ™)	14,307	6,631	7,676	(480,462)	—	(604,598)	(25,853)	578,745	98,283	105,959
Fidelity VIP Overseas (AnnuiChoice II ™)	6,563	2,599	3,964	(64,074)	—	(120,719)	(5,374)	115,345	51,271	55,235
Fidelity VIP Overseas (GrandMaster ™)	16,304	9,667	6,637	(186,653)	—	(641,429)	(299,486)	341,943	155,290	161,927
Fidelity VIP Overseas (GrandMaster flex3 ™)	9,810	8,906	904	(280,402)	—	(146,787)	99,602	246,389	(34,013)	(33,109)
Fidelity VIP Overseas (IQ3 ™)	13,381	9,267	4,114	(556,534)	—	(564,157)	75,789	639,946	83,412	87,526

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle Plus ™)	$5,789	$4,641	$1,148	$(80,539)	$—	$(227,299)	$(86,275)	$141,024	$60,485	$61,633
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	301	103	198	(26)	—	(4,871)	(1,973)	2,898	2,872	3,070
Fidelity VIP Overseas (IQ Advisor Standard ™)	4,595	1,277	3,318	(31,601)	—	(211,276)	(132,680)	78,596	46,995	50,313
Fidelity VIP Value Stratagies (AdvantEdge ™) (May 27)*	9	59	(50)	1,718	—	—	412	412	2,130	2,080
Fidelity VIP Value Stratagies (AnnuiChoice ™)	140	145	(5)	(242)	—	(721)	1,113	1,834	1,592	1,587
Fidelity VIP Value Stratagies (AnnuiChoice II ™)	54	159	(105)	(15,097)	—	(20,132)	2,158	22,290	7,193	7,088
Fidelity VIP Value Stratagies (GrandMaster™)	27	47	(20)	169	—	—	963	963	1,132	1,112
Fidelity VIP Value Stratagies (IQ Annuity ™)	122	313	(191)	4,820	—	(869)	3,114	3,983	8,803	8,612
Fidelity VIP Value Stratagies (Pinnacle Plus ™) (April 20)*	191	609	(418)	890	—	—	18,226	18,226	19,116	18,698
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	20,473	2,551	17,922	(21,116)	—	(79,861)	(13,020)	66,841	45,725	63,647
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	960	139	821	(44)	—	(3,497)	(1,261)	2,236	2,192	3,013
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	5,217	1,039	4,178	(975)	—	(7,778)	5,429	13,207	12,232	16,410
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	13,556	2,511	11,045	(4,372)	—	(48,544)	(12,153)	36,391	32,019	43,064
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	12,562	3,836	8,726	(333,857)	—	(629,685)	(223,667)	406,018	72,161	80,887
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,894	637	1,257	(26,910)	—	(103,654)	(62,859)	40,795	13,885	15,142
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	5,231	2,375	2,856	(103,966)	—	(159,256)	(28,064)	131,192	27,226	30,082
Van Kampen UIF U.S. Real Estate (IQ3 ™)	11,733	5,194	6,539	(249,889)	—	(596,783)	(268,884)	327,899	78,010	84,549
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	25,694	10,892	14,802	(142,302)	31,698	(537,497)	(228,794)	308,703	198,099	212,901
Franklin Growth and Income Securities (AdvantEdge ™) (August 10)*	—	165	(165)	43	—	—	2,680	2,680	2,723	2,558
Franklin Growth and Income Securities (AnnuiChoice ™)	70,299	14,620	55,679	(740,308)	—	(1,627,928)	(655,214)	972,714	232,406	288,085
Franklin Growth and Income Securities (AnnuiChoice II ™)	3,621	831	2,790	(20,909)	—	(27,429)	8,743	36,172	15,263	18,053
Franklin Growth and Income Securities (GrandMaster flex3 ™)	32,267	10,422	21,845	(302,697)	—	(694,797)	(282,491)	412,306	109,609	131,454
Franklin Growth and Income Securities (Grandmaster ™)	26,499	7,466	19,033	(159,256)	—	(562,145)	(306,530)	255,615	96,359	115,392
Franklin Growth and Income Securities (IQ Annuity ™)	102,792	30,700	72,092	(595,154)	—	(1,947,537)	(962,578)	984,959	389,805	461,897
Franklin Growth and Income Securities (Pinnacle Plus ™)	21,971	7,704	14,267	(140,380)	—	(457,810)	(238,501)	219,309	78,929	93,196
Franklin Income Securities (AdvantEdge ™)	3,856	896	2,960	(7,522)	—	(12,941)	7,263	20,204	12,682	15,642
Franklin Income Securities (AnnuiChoice ™)	210,272	27,158	183,114	(340,366)	—	(1,351,843)	(409,453)	942,390	602,024	785,138
Franklin Income Securities (AnnuiChoice II ™)	50,994	7,655	43,339	(32,177)	—	(237,196)	(47,327)	189,869	157,692	201,031
Franklin Income Securities (GrandMaster flex3 ™)	264,497	49,539	214,958	(221,586)	—	(1,373,824)	(428,337)	945,487	723,901	938,859
Franklin Income Securities (Grandmaster ™)	135,077	29,302	105,775	(743,136)	—	(525,831)	464,588	990,419	247,283	353,058
Franklin Income Securities (IQ Annuity ™)	338,846	58,281	280,565	(602,040)	—	(2,054,705)	(548,400)	1,506,305	904,265	1,184,830
Franklin Income Securities (Pinnacle Plus ™)	107,082	22,696	84,386	(305,864)	—	(775,303)	(190,228)	585,075	279,211	363,597
Franklin Income Securities (IQ Advisor Enhanced ™)	689	68	621	(15)	—	(2,516)	(538)	1,978	1,963	2,584
Franklin Income Securities (IQ Advisor Standard ™)	35	12	23	(343)	—	(565)	352	917	574	597
Franklin Large Cap Growth Securities (AdvantEdge ™) (September 9)*	—	93	(93)	5	—	—	1,362	1,362	1,367	1,274
Franklin Large Cap Growth Securities (AnnuiChoice ™)	2,568	2,220	348	(59,793)	—	(54,095)	50,978	105,073	45,280	45,628

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	$2,560	$2,127	$433	$(11,597)	$—	$(48,790)	$11,990	$60,780	$49,183	$49,616
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	2,165	2,447	(282)	(47,334)	—	(115,752)	(36,265)	79,487	32,153	31,871
Franklin Large Cap Growth Securities (Grandmaster ™)	464	457	7	(259)	—	(16,597)	(7,751)	8,846	8,587	8,594
Franklin Large Cap Growth Securities (IQ Annuity ™)	11,135	5,071	6,064	(142,434)	—	(169,848)	39,555	209,403	66,969	73,033
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	2,475	3,659	(1,184)	(11,994)	—	(80,022)	(9,942)	70,080	58,086	56,902
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	1,776	196	1,580	874	—	(3,680)	2,349	6,029	6,903	8,483
Franklin Mutual Shares Securities (AdvantEdge ™)	2,656	2,032	624	(1,969)	—	(25,771)	9,782	35,553	33,584	34,208
Franklin Mutual Shares Securities (AnnuiChoice ™)	22,690	11,402	11,288	(161,941)	—	(681,089)	(277,292)	403,797	241,856	253,144
Franklin Mutual Shares Securities (AnnuiChoice II ™)	7,320	4,303	3,017	(59,923)	—	(138,033)	11,274	149,307	89,384	92,401
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	42,379	34,072	8,307	(299,807)	—	(1,303,450)	(526,603)	776,847	477,040	485,347
Franklin Mutual Shares Securities (IQ Annuity ™)	19,614	15,013	4,601	(325,751)	—	(861,873)	(328,109)	533,764	208,013	212,614
Franklin Mutual Shares Securities (Pinnacle Plus ™)	16,133	13,244	2,889	(173,703)	—	(538,274)	(196,746)	341,528	167,825	170,714
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	9,189	2,824	6,365	(35,420)	—	(227,529)	(89,023)	138,506	103,086	109,451
Franklin Mutual Shares Securities(Grandmaster ™)	15,346	15,234	112	(706,900)	—	(390,650)	194,436	585,086	(121,814)	(121,702)
Franklin Small Cap Value Securities (AdvantEdge ™)	37	373	(336)	6,776	103	(14)	694	708	7,587	7,251
Franklin Small Cap Value Securities (Annuichoice ™)	574	452	122	(27,327)	1,579	(4,710)	6,875	11,585	(14,163)	(14,041)
Franklin Small Cap Value Securities (Annuichoice II ™)	1,135	836	299	(6,048)	3,127	(26,270)	(3,413)	22,857	19,936	20,235
Franklin Small Cap Value Securities (Grandmaster ™)	731	596	135	(3,848)	2,014	(24,409)	(11,715)	12,694	10,860	10,995
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	56	84	(28)	(1,133)	153	(1,917)	107	2,024	1,044	1,016
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	500	160	340	(64)	1,376	(8,256)	(2,213)	6,043	7,355	7,695
Franklin Small Cap Value Securities (IQ Annuuity ™)	580	670	(90)	(13,517)	1,599	(17,512)	5,268	22,780	10,862	10,772
Franklin Small Cap Value Securities (Pinnacle Plus ™)	1,015	1,056	(41)	(1,684)	2,793	(30,426)	(16,265)	14,161	15,270	15,229
Templeton Foriegn Securities Fund (AdvantEdge ™)	531	425	106	(1,096)	654	(7,524)	(212)	7,312	6,870	6,976
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	21,987	9,782	12,205	(150,803)	27,125	(453,802)	(159,247)	294,555	170,877	183,082
Templeton Foriegn Securities Fund (Grandmaster ™)	9,539	4,110	5,429	(134,435)	11,767	(206,034)	7,450	213,484	90,816	96,245
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	14,001	7,327	6,674	(20,620)	17,272	(262,987)	(133,329)	129,658	126,310	132,984
Templeton Foreign Securities Fund (AnnuiChoice ™)	30,460	8,674	21,786	(228,927)	37,576	(564,265)	(136,083)	428,182	236,831	258,617
Templeton Foreign Securities Fund (AnnuiChoice II ™)	6,303	2,859	3,444	(47,930)	7,775	(77,989)	36,774	114,763	74,608	78,052
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	873	159	714	(1,364)	1,076	(16,829)	(8,729)	8,100	7,812	8,526
Templeton Growth Securities (AdvantEdge ™)	1,311	710	601	(2,641)	—	(12,301)	1,707	14,008	11,367	11,968
Templeton Growth Securities (AnnuiChoice ™)	14,366	4,840	9,526	(82,751)	—	(340,206)	(143,848)	196,358	113,607	123,133
Templeton Growth Securities (AnnuiChoice II ™)	6,133	2,250	3,883	(29,075)	—	(117,602)	(35,770)	81,832	52,757	56,640
Templeton Growth Securities (GrandMaster flex3 ™)	36,231	17,848	18,383	(224,566)	—	(847,901)	(343,162)	504,739	280,173	298,556
Templeton Growth Securities (Grandmaster ™)	15,446	6,335	9,111	(169,738)	—	(467,858)	(201,423)	266,435	96,697	105,808
Templeton Growth Securities (IQ Annuity ™)	23,559	10,713	12,846	(163,481)	—	(455,540)	(118,722)	336,818	173,337	186,183
Templeton Growth Securities (Pinnacle Plus ™)	15,137	7,803	7,334	(100,283)	—	(361,988)	(151,451)	210,537	110,254	117,588
Templeton Growth Securities (IQ Advisor Standard ™)	6,695	1,255	5,440	(24,674)	—	(57,165)	20,572	77,737	53,063	58,503
Van Kampen LIT Comstock (AdvantEdge ™)	5,724	1,325	4,399	85	—	(1,050)	23,031	24,081	24,166	28,565

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (AnnuiChoice ™)	$14,021	$3,212	$10,809	$(105,707)	$—	$(246,328)	$(77,579)	$168,749	$63,042	$73,851
Van Kampen LIT Comstock (AnnuiChoice II ™)	8,370	1,903	6,467	(41,860)	—	(46,778)	41,168	87,946	46,086	52,553
Van Kampen LIT Comstock (GrandMaster flex3 ™)	8,725	3,318	5,407	(18,280)	—	(2,051)	59,441	61,492	43,212	48,619
Van Kampen LIT Comstock (Grandmaster ™)	4,525	1,456	3,069	(13,091)	—	(69,406)	(34,643)	34,763	21,672	24,741
Van Kampen LIT Comstock (IQ Annuity ™)	23,780	8,149	15,631	(77,387)	—	(352,722)	(155,331)	197,391	120,004	135,635
Van Kampen LIT Comstock (IQ Advisor Standard ™)	1,025	100	925	(490)	—	(5,361)	(1,674)	3,687	3,197	4,122
Van Kampen LIT Comstock (Pinnacle Plus ™)	7,225	2,837	4,388	(12,231)	—	(72,091)	(21,125)	50,966	38,735	43,123
Van Kampen LIT Capital Growth (AdvantEdge ™) (May 26)*	—	132	(132)	777	—	—	4,388	4,388	5,165	5,033
Van Kampen LIT Capital Growth (AnnuiChoice ™)	—	413	(413)	(1,571)	—	(4,121)	13,443	17,564	15,993	15,580
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	—	341	(341)	(76)	—	(3,214)	11,670	14,884	14,808	14,467
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	—	170	(170)	(28)	—	(1,163)	2,062	3,225	3,197	3,027
Van Kampen LIT Capital Growth (Grandmaster ™)	—	85	(85)	(25)	—	(3,326)	(157)	3,169	3,144	3,059
Van Kampen LIT Capital Growth (IQ Advisor Standard™)	—	301	(301)	(4,514)	—	—	10,882	10,882	6,368	6,067
Van Kampen LIT Capital Growth (IQ Annuity ™)	—	2,302	(2,302)	(19,569)	—	(84,113)	9,885	93,998	74,429	72,127
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	—	1,168	(1,168)	(13,668)	—	(27,314)	26,214	53,528	39,860	38,692
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™) (September 30)	—	69	(69)	2	—	—	221	221	223	154
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	13,896	1,860	12,036	(8,421)	—	(27,780)	14,275	42,055	33,634	45,670
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	26,652	3,178	23,474	(3,302)	—	(23,892)	20,308	44,200	40,898	64,372
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	38,785	5,369	33,416	(19,537)	—	(43,780)	29,610	73,390	53,853	87,269
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	274,548	39,298	235,250	(68,374)	—	(93,289)	274,887	368,176	299,802	535,052
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	37,500	5,981	31,519	(50,455)	—	(85,560)	24,432	109,992	59,537	91,056
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	18,426	3,843	14,583	(12,685)	—	(54,386)	(2,761)	51,625	38,940	53,523
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	637	49	588	(382)	—	(1,070)	761	1,831	1,449	2,037
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	—	1,159	(1,159)	(12,332)	—	(21,801)	31,057	52,858	40,526	39,367
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	—	5,137	(5,137)	(177,783)	—	(296,293)	131,756	428,049	250,266	245,129
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	—	1,818	(1,818)	(68,337)	—	(88,963)	65,335	154,298	85,961	84,143
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	—	9,334	(9,334)	(119,791)	—	(163,515)	266,346	429,861	310,070	300,736
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	—	3,668	(3,668)	(290,633)	—	(427,086)	(4,158)	422,928	132,295	128,627
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	—	7,381	(7,381)	(297,599)	—	(455,649)	89,453	545,102	247,503	240,122
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	—	5,910	(5,910)	(36,586)	—	(217,341)	6,224	223,565	186,979	181,069
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	—	280	(280)	(729)	—	(2,578)	10,240	12,818	12,089	11,809
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge ™) (Janaury 9)*	409	515	(106)	981	—	—	14,718	14,718	15,699	15,593
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)	336	588	(252)	(8,288)	—	(10,305)	17,150	27,455	19,167	18,915
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	425	491	(66)	490	—	(1,557)	9,719	11,276	11,766	11,700
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)	171	413	(242)	(6,947)	—	(9,090)	4,642	13,732	6,785	6,543
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	159	159	—	(168)	—	(2,441)	1,858	4,299	4,131	4,131
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	9,415	3,112	6,303	(183,217)	—	(257,817)	2,132	259,949	76,732	83,035
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	4,011	1,638	2,373	(165,242)	—	(175,298)	11,432	186,730	21,488	23,861

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	$6,658	$3,978	$2,680	$(113,543)	$—	$(234,707)	$(68,730)	$165,977	$52,434	$55,114
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	4,508	2,268	2,240	(242,003)	—	(286,966)	(11,324)	275,642	33,639	35,879
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	3,593	2,531	1,062	(241,429)	—	(213,061)	41,282	254,343	12,914	13,976
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	6,771	3,456	3,315	(92,044)	—	(130,689)	7,784	138,473	46,429	49,744
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	4,494	939	3,555	(35,118)	—	(178,566)	(105,210)	73,356	38,238	41,793
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	6,041	3,753	2,288	(77,609)	26,016	(279,040)	(142,251)	136,789	85,196	87,484
DWS Small Cap Index (AnnuiChoice II ™)	465	524	(59)	(601)	2,004	(12,161)	148	12,309	13,712	13,653
DWS Small Cap Index (GrandMaster flex3 ™)	1,870	1,872	(2)	(151)	8,053	17,417	32,351	14,934	22,836	22,834
DWS Small Cap Index (Grandmaster ™)	1,294	1,094	200	(26,437)	5,574	(58,216)	(21,695)	36,521	15,658	15,658
DWS Small Cap Index (IQ3 ™)	7,267	5,781	1,486	(188,207)	31,298	(198,540)	51,493	250,033	93,124	94,610
DWS Small Cap Index (Pinnacle Plus ™)	1,302	1,527	(225)	(8,370)	5,606	(33,675)	(8,786)	24,889	22,125	21,900
DWS Small Cap Index (IQ Advisor Standard ™)	216	83	133	(702)	931	(6,161)	(3,173)	2,988	3,217	3,350
Columbia VIT Mid Cap Value (AdvantEdge ™) (September 9)*	—	23	(23)	1	—	—	366	366	367	344
Columbia VIT Mid Cap Value (AnnuiChoice ™) (August 18)*	—	23	(23)	2	—	—	887	887	889	866
Columbia VIT Mid Cap Value (AnnuiChoice II ™) (July 7)*	32	18	14	43	—	—	794	794	837	851
Columbia VIT Mid Cap Value (Grandmaster flex3 ™) (July 7)*	13	9	4	92	—	—	144	144	236	240
Columbia VIT Small Cap Value (AdvantEdge ™) (September 9)*	—	31	(31)	1	—	—	347	347	348	317
Columbia VIT Small Cap Value (AnnuiChoice ™) (August 18)*	—	124	(124)	16	—	—	3,762	3,762	3,778	3,654
Columbia VIT Small Cap Value (AnnuiChoice II ™) (July 20)*	—	72	(72)	472	—	—	1,417	1,417	1,889	1,817
Columbia VIT Small Cap Value (Grandmaster flex3 ™) (July 7)*	8	82	(74)	131	—	—	49	49	180	106
Columbia VIT Small Cap Value (Grandmaster ™) (October 2)*	—	0	—	—	—	—	11	11	11	11
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™) (August 10)*	1,335	89	1,246	4	—	—	(598)	(598)	(594)	652
Pimco VIT All Asset (AnnuiChoice ™)	3,154	495	2,659	(7,740)	—	(10,039)	1,620	11,659	3,919	6,578
Pimco VIT All Asset (AnnuiChoice II ™)	5,335	849	4,486	(11,432)	—	(16,383)	1,879	18,262	6,830	11,316
Pimco VIT All Asset (Grandmaster ™)	6,062	816	5,246	1,100	—	(1,341)	6,387	7,728	8,828	14,074
Pimco VIT All Asset (GrandMaster flex3 ™)	8,682	1,946	6,736	(3,807)	—	(12,376)	16,766	29,142	25,335	32,071
Pimco VIT All Asset (IQ Annuity ™)	5,450	966	4,484	(2,290)	—	(2,996)	10,548	13,544	11,254	15,738
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	5,768	523	5,245	(2,859)	2,132	(6,033)	2,784	8,817	8,090	13,335
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	17,304	1,362	15,942	(21,742)	6,543	(117,430)	(70,085)	47,345	32,146	48,088
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	19,315	1,697	17,618	(89,140)	7,266	(110,043)	1,104	111,147	29,273	46,891
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	7,260	561	6,699	(3,935)	2,963	(11,248)	(269)	10,979	10,007	16,706
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	25,088	2,761	22,327	(17,123)	9,619	(55,677)	(4,258)	51,419	43,915	66,242
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	92,265	3,873	88,392	(57,798)	40,599	(77,778)	(74,596)	3,182	(14,017)	74,375
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	10,853	1,018	9,835	1,399	4,339	3,419	10,276	6,857	12,595	22,430
Pimco VIT Low Duration (AnnuiChoice ™)	11,845	1,570	10,275	254	5,208	(740)	258	998	6,460	16,735
Pimco VIT Low Duration (AnnuiChoice II ™)	15,350	1,644	13,706	18	8,432	(320)	(11,357)	(11,037)	(2,587)	11,119

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Low Duration (Grandmaster™)	$10,268	$1,764	$8,504	$1,458	$4,611	$—	$1,821	$1,821	$7,890	$16,394
Pimco VIT Low Duration (GrandMaster flex3 ™)	6,958	1,436	5,522	(854)	2,892	(2,317)	(464)	1,853	3,891	9,413
Pimco VIT Low Duration (IQ Annuity ™)	17,205	3,714	13,491	102	6,344	(6,234)	1,903	8,137	14,583	28,074
Pimco VIT Low Duration (Pinnacle Plus ™)	3,880	1,046	2,834	9	1,253	(279)	2,429	2,708	3,970	6,804
Pimco VIT Real Return (AdvantEdge ™)	1,046	253	793	(51)	21	(2,044)	(372)	1,672	1,642	2,435
Pimco VIT Real Return (AnnuiChoice ™)	30,849	3,554	27,295	8,077	725	(5,525)	13,825	19,350	28,152	55,447
Pimco VIT Real Return (AnnuiChoice II ™)	13,720	1,756	11,964	(72)	347	(9,394)	(589)	8,805	9,080	21,044
Pimco VIT Real Return (IQ Annuity ™)	22,592	6,559	16,033	(30,350)	324	(67,459)	15,538	82,997	52,971	69,004
Pimco VIT Real Return (Grandmaster ™)	16,407	3,140	13,267	4,969	347	(5,093)	12,326	17,419	22,735	36,002
Pimco VIT Real Return (GrandMaster flex3 ™)	6,031	1,408	4,623	10,107	146	5,036	3,993	(1,043)	9,210	13,833
Pimco VIT Real Return (Pinnacle Plus ™)	5,901	1,617	4,284	(1,343)	107	(8,729)	3,165	11,894	10,658	14,942
Pimco VIT Total Return (AdvantEdge ™)	21,539	4,752	16,787	(55)	8,241	(1,239)	896	2,135	10,321	27,108
Pimco VIT Total Return (AnnuiChoice ™)	89,267	13,325	75,942	64,746	22,950	21,427	25,482	4,055	91,751	167,693
Pimco VIT Total Return (AnnuiChoice II ™)	48,906	7,797	41,109	14,628	17,576	298	4,246	3,948	36,152	77,261
Pimco VIT Total Return (IQ Annuity ™)	56,851	12,053	44,798	2,995	17,397	(3,959)	16,787	20,746	41,138	85,936
Pimco VIT Total Return (Grandmaster ™)	143,925	29,356	114,569	112,780	31,320	6,045	75,186	69,141	213,241	327,810
Pimco VIT Total Return (GrandMaster flex3 ™)	129,401	29,268	100,133	24,186	41,530	8,914	60,693	51,779	117,495	217,628
Pimco VIT Total Return (Pinnacle Plus ™)	33,902	8,623	25,279	21,307	7,292	8,152	17,643	9,491	38,090	63,369
Investor Class:
Rydex VT Multi Hedge Strategies (AdvantEdge ™)	126	166	(40)	(76)	—	(2,069)	(2,405)	(336)	(412)	(452)
Rydex VT Multi Hedge Strategies (AnnuiChoice ™)	624	620	4	(10,829)	—	(9,254)	(1,218)	8,036	(2,793)	(2,789)
Rydex VT Multi Hedge Strategies (AnnuiChoice II ™)	704	634	70	(3,218)	—	(3,544)	(1,309)	2,235	(983)	(913)
Rydex VT Multi Hedge Strategies (Grandmaster ™)	44	100	(56)	(102)	—	28	77	49	(53)	(109)
Rydex VT Multi Hedge Strategies (Grandmaster flex3 ™) (May 29)*	122	102	20	1	—	—	108	108	109	129
Rydex VT Multi Hedge Strategies (IQ Annuity ™)	664	767	(103)	(8,328)	—	(6,250)	91	6,341	(1,987)	(2,090)
Rydex VT Multi Hedge Strategies (Pinnacle Plus ™) (May 29)*	97	86	11	1	—	—	81	81	82	93
Rydex VT Alternative Strategies Allocation (AdvantEdge ™) (February 26)*	—	519	(519)	2,741	—	—	339	339	3,080	2,561
Rydex VT Alternative Strategies Allocation (AdvantEdge ™) (April 9)*	—	721	(721)	29	—	—	1,646	1,646	1,675	954
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™) (March 25)*	—	508	(508)	51	—	—	2,393	2,393	2,444	1,936
Rydex VT Alternative Strategies Allocation (Grandmaster flex3 ™) (March 31)*	—	171	(171)	1,357	—	—	250	250	1,607	1,436
Rydex VT Alternative Strategies Allocation (IQ Annuity ™) (February 12)*	—	180	(180)	957	—	—	11	11	968	788
Rydex VT All-Cap Opportunity (AdvantEdge ™)	20	167	(147)	(473)	—	29	3,297	3,268	2,795	2,648
Rydex VT All-Cap Opportunity (AnnuiChoice ™)	45	488	(443)	(32,829)	—	(38,813)	(477)	38,336	5,507	5,064
Rydex VT All-Cap Opportunity (AnnuiChoice II ™)	17	141	(124)	(81)	—	(388)	3,754	4,142	4,061	3,937
Rydex VT All-Cap Opportunity (IQ Annuity ™)	42	609	(567)	(4,647)	—	(12,708)	1,731	14,439	9,792	9,225
Rydes VT All-Cap Opportunity (Grandmaster ™) (February 23)	3	36	(33)	6	—	—	1,090	1,090	1,096	1,063
Rydex VT All-Cap Opportunity (GrandMaster flex3 ™)	10	183	(173)	(1,300)	—	(6,821)	(2,607)	4,214	2,914	2,741
Rydes VT All-Cap Opportunity (Pinnacle Plus ™)	10	227	(217)	(3,435)	—	(4,189)	3,395	7,584	4,149	3,932

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Rydex VT Managed Futures Strategies (AdvantEdge ™) (January 9)*	$—	$538	$(538)	$(18)	$—	$—	$(1,231)	$(1,231)	$(1,249)	$(1,787)
Rydex VT Managed Futures Strategies (AnnuiChoice ™) (February 10)*	—	307	(307)	(1,291)	—	—	(1)	(1)	(1,292)	(1,599)
Rydex VT Managed Futures Strategies (AnnuiChoice II ™) (February 17)*	—	271	(271)	(4)	—	—	288	288	284	13
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™) (April 17)*	—	135	(135)	4	—	—	180	180	184	49
Rydex VT Managed Futures Strategies (IQ Annuity ™)	—	8,929	(8,929)	(20,853)	—	(288)	351	639	(20,214)	(29,143)
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	—	214	(214)	(1,659)	—	(944)	138	1,082	(577)	(791)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™) (May 26)*	$541	$542	$1,728	$2,811	$32,502	$(325)	$(140)	$(157)	$31,880	$34,691	$—	$34,691	3,975	(57)	(17)	3,901
Touchstone Aggressive ETF (AnnuiChoice ™)	12,178	(31,382)	95,612	76,408	4,238	(12,073)	472,008	(251)	463,922	540,330	190,398	730,728	440	(1,301)	48,490	47,629
Touchstone Aggressive ETF (AnnuiChoice II ™) (April 24)*	7,827	46,722	101,906	156,455	17,500	(2,796)	448,199	(2,869)	460,034	616,489	—	616,489	1,409	(634)	47,987	48,762
Touchstone Aggressive ETF (AnnuiChoice II ™) (April 24)*	1,715	2,653	29,093	33,461	—	(2,264)	138,563	(104)	136,195	169,656	—	169,656	—	(216)	13,691	13,475
Touchstone Aggressive ETF (GrandMaster flex3 ™)	26,093	(237,576)	401,151	189,668	—	(407,536)	1,069,394	(692)	661,166	850,834	1,290,028	2,140,862	—	(47,843)	106,005	58,162
Touchstone Aggressive ETF (Grandmaster ™)	1,551	(5,572)	46,138	42,117	—	(36,972)	66,104	(15)	29,117	71,234	108,845	180,079	—	(3,645)	8,423	4,778
Touchstone Aggressive ETF (IQ Annuity ™)	27,371	(32,603)	496,783	491,551	—	(107,539)	114,743	(444)	6,760	498,311	2,590,884	3,089,195	—	(11,886)	10,060	(1,826)
Touchstone Aggressive ETF (IQ Advisor Standard™)	208	161	2,035	2,404	—	—	9,464	—	9,464	11,868	—	11,868	—	—	1,048	1,048
Touchstone Aggressive ETF (Pinnacle Plus ™)	2,399	(34,070)	95,609	63,938	—	(22,109)	142,608	(566)	119,933	183,871	104,355	288,226	—	(2,850)	18,917	16,067
Touchstone Baron Small Cap Growth (AdvantEdge ™)	(748)	(2,075)	19,786	16,963	152,592	—	1,318	(123)	153,787	170,750	16,020	186,770	17,996	(15)	142	18,123
Touchstone Baron Small Cap Growth (AnnuiChoice II ™ )	(1,620)	(53,194)	95,174	40,360	31,800	(22,986)	42,884	(83)	51,615	91,975	109,874	201,849	4,290	(2,986)	4,508	5,812
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(9,359)	(541,109)	799,340	248,872	4,288	(140,675)	(70,721)	(2,592)	(209,700)	39,172	970,617	1,009,789	332	(10,449)	(6,849)	(16,966)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(10,424)	(138,072)	327,429	178,933	968	(67,578)	69,951	(833)	2,508	181,441	635,075	816,516	102	(5,715)	4,573	(1,040)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(6,201)	(99,353)	226,983	121,429	1,326	(72,686)	620,103	(193)	548,550	669,979	166,431	836,410	119	(6,601)	55,110	48,628
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(35)	(16)	1,297	1,246	—	—	—	—	—	1,246	3,908	5,154	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,051)	(12,803)	63,406	49,552	372	(2,633)	112,691	—	110,430	159,982	107,143	267,125	36	(209)	9,236	9,063
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(28,871)	(188,449)	756,800	539,480	1,967	(179,842)	443,133	(1,052)	264,206	803,686	1,724,320	2,528,006	151	(14,118)	31,617	17,650
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(5,126)	(27,413)	116,795	84,256	92	(15,658)	77,710	(519)	61,625	145,881	241,292	387,173	7	(1,164)	6,031	4,874
Touchstone Conservative ETF (AdavatEdge ™) (May 18)*	4,893	2,002	3,759	10,654	183,764	—	50	(672)	183,142	193,796	—	193,796	19,382	(68)	4	19,318
Touchstone Conservative ETF (AnnuiChoice ™)	16,232	10,743	56,801	83,776	127	(81,614)	50,446	(145)	(31,186)	52,590	695,104	747,694	12	(7,212)	5,331	(1,869)
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	18,625	7,332	18,093	44,050	191,459	(2,706)	467,308	(2,546)	653,515	697,565	—	697,565	17,961	(471)	44,296	61,786
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	233	119	813	1,165	—	—	9,809	(46)	9,763	10,928	—	10,928	—	(4)	975	971
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24)*	5,504	3,056	20,289	28,849	—	(12,854)	256,856	(283)	243,719	272,568	—	272,568	—	(1,290)	25,534	24,244
Touchstone Conservative ETF (GrandMaster flex3 ™)	6,230	(50,971)	64,168	19,427	—	(120,064)	36,279	(497)	(84,282)	(64,855)	409,059	344,204	—	(12,143)	2,706	(9,437)
Touchstone Conservative ETF (Grandmaster ™)	12,184	4,429	40,954	57,567	—	(11,894)	66,726	(97)	54,735	112,302	542,174	654,476	—	(1,137)	6,120	4,983
Touchstone Conservative ETF (IQ Advisor Standard ™)	3,481	1,271	8,332	13,084	—	—	3,134	—	3,134	16,218	115,763	131,981	—	—	275	275
Touchstone Conservative ETF (IQ Annuity ™)	27,324	(42,215)	100,489	85,598	17,742	(151,954)	342,653	(1,657)	206,784	292,382	1,006,313	1,298,695	1,669	(14,820)	29,981	16,830
Touchstone Conservative ETF (Pinnacle Plus ™)	2,676	(9,466)	18,326	11,536	—	(573)	16,956	(40)	16,343	27,879	127,873	155,752	—	(57)	1,418	1,361
Touchstone Core Bond (AdvantEdge ™)	2,299	62	2,038	4,399	35,472	(163)	1,230	(222)	36,317	40,716	18,363	59,079	3,460	(36)	118	3,542
Touchstone Core Bond (AnnuiChoice ™)	37,784	(17,437)	114,532	134,879	3,292	(269,511)	(30,433)	(2,177)	(298,829)	(163,950)	1,151,792	987,842	271	(21,135)	(2,629)	(23,493)
Touchstone Core Bond (AnnuiChoice II ™ )	5,848	62	4,560	10,470	82,025	—	(4,683)	(129)	77,213	87,683	52,161	139,844	7,448	(11)	(428)	7,009
Touchstone Core Bond (GrandMaster flex3 ™)	16,581	(10,216)	52,571	58,936	—	(66,166)	778	(1,711)	(67,099)	(8,163)	499,323	491,160	—	(6,176)	266	(5,910)
Touchstone Core Bond (Grandmaster ™)	19,868	(2,186)	41,618	59,300	—	(73,332)	101,616	(130)	28,154	87,454	449,804	537,258	—	(6,463)	8,765	2,302
Touchstone Core Bond (IQ Annuity ™)	18,050	(4,051)	61,738	75,737	1	(93,253)	(32,535)	(642)	(126,429)	(50,692)	596,911	546,219	—	(7,613)	(2,355)	(9,968)
Touchstone Core Bond (Pinnacle Plus ™)	9,267	(23,785)	60,450	45,932	36	(11,479)	(314,319)	(834)	(326,596)	(280,664)	613,955	333,291	3	(1,185)	(30,014)	(31,196)
Touchstone Core Bond (IQ Advisor Standard ™)	10,186	(2,230)	26,843	34,799	—	(29,982)	(40,131)	—	(70,113)	(35,314)	275,274	239,960	—	(2,507)	(3,586)	(6,093)
Touchstone Mid Cap Growth (AdvantEdge ™)	(211)	(78)	5,047	4,758	4,000	—	—	(19)	3,981	8,739	12,019	20,758	493	(3)	1	491
Touchstone Mid Cap Growth (AnnuiChoice ™)	(17,927)	(824,865)	1,471,388	628,596	23,138	(375,258)	(126,317)	(5,246)	(483,683)	144,913	1,908,937	2,053,850	2,036	(28,848)	(11,920)	(38,732)
Touchstone Mid Cap Growth (AnnuiChoice II ™ )	(8,217)	(33,741)	302,715	260,757	126,644	(45)	9,002	(553)	135,048	395,805	665,104	1,060,909	13,785	(68)	956	14,673
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(4,769)	(83,082)	192,003	104,152	10	(32,867)	5,942	(762)	(27,677)	76,475	303,216	379,691	2	(3,166)	738	(2,426)
Touchstone Mid Cap Growth (Grandmaster ™)	(1,550)	(43,041)	83,613	39,022	—	(1,614)	(20,554)	(80)	(22,248)	16,774	115,763	132,537	—	(168)	(1,864)	(2,032)
Touchstone Mid Cap Growth (IQ Annuity ™)	(8,398)	(378,326)	568,065	181,341	3,391	(93,056)	(133,944)	(876)	(224,485)	(43,144)	743,485	700,341	289	(7,949)	(13,838)	(21,498)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	(5,075)	(85,771)	199,919	109,073	1,877	(12,508)	97,378	(536)	86,211	195,284	231,938	427,222	128	(1,045)	8,242	7,325
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	(106)	(51,308)	52,924	1,510	—	(888)	(49,472)	—	(50,360)	(48,850)	52,514	3,664	—	(93)	(4,996)	(5,089)
Touchstone Large Cap Core Equity (AdvantEdge ™) (June 2)*	82	6	816	904	4,000	—	6,600	(8)	10,592	11,496	—	11,496	496	(1)	859	1,354
Touchstone Large Cap Core Equity (AnnuiChoice ™)	5,076	(165,719)	362,803	202,160	3,714	(237,301)	366,170	(3,557)	129,026	331,186	890,737	1,221,923	473	(29,868)	42,671	13,276
Touchstone Large Cap Core Equity (AnnuiChoice II ™ )	802	(17,753)	51,694	34,743	42,986	(8,617)	5,810	(210)	39,969	74,712	147,441	222,153	5,021	(1,009)	597	4,609
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(654)	(42,420)	134,594	91,520	139	(47,675)	56,324	(2,917)	5,871	97,391	423,599	520,990	69	(6,067)	6,359	361
Touchstone Large Cap Core Equity (Grandmaster ™)	8,155	(28,851)	167,041	146,345	3,266	(110,902)	1,202,568	(281)	1,094,651	1,240,996	101,864	1,342,860	365	(11,565)	129,703	118,503
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	128	(712)	4,363	3,779	745	(1,503)	1	—	(757)	3,022	16,249	19,271	91	(165)	—	(74)
Touchstone Large Cap Core Equity (IQ Annuity ™)	(1,334)	(97,645)	235,554	136,575	1,616	(130,309)	(17,931)	(942)	(147,566)	(10,991)	735,226	724,235	219	(16,177)	(2,492)	(18,450)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	52	(15,507)	91,746	76,291	162	(13,039)	154,222	(353)	140,992	217,283	288,567	505,850	16	(1,405)	15,371	13,982
Touchstone Enhanced ETF (AdvantEdge ™)	7,297	(2,501)	27,635	32,431	195,829	—	1,381	(81)	197,129	229,560	117,297	346,857	23,059	(10)	190	23,239
Touchstone Enhanced ETF (AnnuiChoice ™)	13,260	(89,010)	183,687	107,937	6,350	(73,406)	67,146	(319)	(229)	107,708	522,097	629,805	690	(8,560)	7,713	(157)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (AnnuiChoice II ™) (April 24)*	$2,335	$118	$15,867	$18,320	$10,000	$—	$74,269	$(139)	$84,130	$102,450	$—	$102,450	914	(12)	7,209	8,111
Touchstone Enhanced ETF (GrandMaster flex3 ™)	9,031	(2,909,831)	3,089,018	188,218	69,553	(303,909)	(2,662,045)	(1,341)	(2,897,742)	(2,709,524)	4,244,090	1,534,566	7,176	(33,309)	(318,694)	(344,827)
Touchstone Enhanced ETF (Grandmaster ™)	2,792	(551,819)	560,097	11,070	—	(48,798)	(418,739)	(80)	(467,617)	(456,547)	745,868	289,321	—	(6,126)	(52,147)	(58,273)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	838	(158)	5,836	6,516	—	—	1	—	1	6,517	30,745	37,262	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard ™)	3,924	(2,366)	26,921	28,479	—	(1,368)	—	—	(1,368)	27,111	134,822	161,933	—	(153)	—	(153)
Touchstone Enhanced ETF (IQ Annuity ™)	56,255	(925,605)	1,482,014	612,664	27,759	(134,876)	(831,685)	(1,043)	(939,845)	(327,181)	4,018,529	3,691,348	2,806	(14,700)	(98,320)	(110,214)
Touchstone Enhanced ETF (Pinnacle Plus ™)	5,658	(20,875)	78,188	62,971	—	(17,188)	237,522	(366)	219,968	282,939	32,710	315,649	—	(1,754)	28,612	26,858
Touchstone High Yield (AnnuiChoice ™)	23,272	(59,481)	157,297	121,088	493	(144,612)	179,188	(832)	34,237	155,325	307,122	462,447	36	(10,840)	11,818	1,014
Touchstone High Yield (AnnuiChoice II ™)	5,015	(52,674)	70,193	22,534	11,000	(3,027)	(259,903)	(25)	(251,955)	(229,421)	343,703	114,282	1,051	(352)	(34,225)	(33,526)
Touchstone High Yield (GrandMaster flex3 ™)	16,568	(413,104)	507,873	111,337	90	(361,078)	(3,068,080)	(1,083)	(3,430,151)	(3,318,814)	3,959,313	640,499	9	(32,893)	(303,497)	(336,381)
Touchstone High Yield (Grandmaster ™)	7,312	(40,239)	95,088	62,161	—	(51,903)	(352,964)	(99)	(404,966)	(342,805)	531,856	189,051	—	(4,521)	(41,643)	(46,164)
Touchstone High Yield (IQ Annuity ™)	71,339	(206,164)	456,356	321,531	5,191	(137,093)	681,720	(1,305)	548,513	870,044	614,403	1,484,447	465	(11,031)	48,825	38,259
Touchstone High Yield (IQ Advisor Standard™)	10,698	10,713	12,934	34,345	—	(3,806)	165,376	—	161,570	195,915	—	195,915	—	(309)	15,301	14,992
Touchstone High Yield (Pinnacle Plus ™)	23,627	(13,126)	128,851	139,352	—	(23,601)	136,350	(854)	111,895	251,247	272,363	523,610	—	(2,052)	11,984	9,932
Touchstone High Yield (AdvantEdge ™) (July 8)*	9,826	595	(4,358)	6,063	—	(4,489)	175,501	(20)	170,992	177,055	—	177,055	—	(420)	16,421	16,001
Touchstone Moderate ETF (AdvantEdge ™)	8,580	(450)	13,559	21,689	204,588	(693)	15	(193)	203,717	225,406	137,562	362,968	21,646	(97)	2	21,551
Touchstone Moderate ETF (AnnuiChoice ™)	71,335	(179,645)	614,291	505,981	12,149	(451,708)	(81,505)	(5,201)	(526,265)	(20,284)	3,483,830	3,463,546	1,294	(44,763)	(9,547)	(53,016)
Touchstone Moderate ETF (AnnuiChoice II ™)	41,657	(4,033)	165,734	203,358	516,114	(3,788)	926,029	(5,202)	1,433,153	1,636,511	45,402	1,681,913	56,049	(1,004)	119,015	174,060
Touchstone Moderate ETF (AnnuiChoice II ™) (April 24)*	684	39	4,657	5,380	—	—	28,537	(16)	28,521	33,901	—	33,901	—	(1)	2,829	2,828
Touchstone Moderate ETF (AnnuiChoice II ™) (April 24)*	427	31	3,052	3,510	—	—	18,737	(30)	18,707	22,217	—	22,217	—	(3)	1,858	1,855
Touchstone Moderate ETF (GrandMaster flex3 ™)	56,618	(254,705)	786,854	588,767	322,093	(869,827)	(284,412)	(2,290)	(834,436)	(245,669)	4,181,332	3,935,663	30,152	(87,018)	(26,658)	(83,524)
Touchstone Moderate ETF (Grandmaster ™)	2,309	(49,135)	100,568	53,742	—	(197,839)	3,608	(126)	(194,357)	(140,615)	370,410	229,795	—	(19,501)	1,171	(18,330)
Touchstone Moderate ETF (IQ Annuity ™)	39,586	(51,000)	334,293	322,879	71,802	(225,327)	(31,147)	(2,995)	(187,667)	135,212	2,204,747	2,339,959	7,242	(23,253)	(3,573)	(19,584)
Touchstone Moderate ETF (Pinnacle Plus ™)	13,132	(86,250)	204,270	131,152	—	(210,887)	477,034	(1,032)	265,115	396,267	402,514	798,781	—	(21,358)	52,575	31,217
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	934	(23)	4,752	5,663	—	—	2	—	2	5,665	34,315	39,980	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard ™)	3,202	(187)	15,299	18,314	—	(2,000)	15,293	—	13,293	31,607	94,420	126,027	—	(190)	1,528	1,338
Touchstone Money Market (AdvantEdge ™)	(7,887)	—	—	(7,887)	2,613,986	(35,013)	(1,406,018)	(258)	1,172,697	1,164,810	190,748	1,355,558	258,981	(3,501)	(139,332)	116,148
Touchstone Money Market (AnnuiChoice ™)	(11,679)	—	—	(11,679)	—	(1,731,628)	4,629,916	(8,946)	2,889,342	2,877,663	60,619	2,938,282	—	(151,392)	402,326	250,934
Touchstone Money Market (AnnuiChoice II ™) (April 24)*	(11,573)	—	—	(11,573)	178,431	(128,502)	2,553,405	(780)	2,602,554	2,590,981	—	2,590,981	17,859	(13,787)	256,115	260,187
Touchstone Money Market (Grandmaster ™)	(35,413)	—	13	(35,400)	35,381	(2,029,709)	(1,353,391)	(3,856)	(3,351,575)	(3,386,975)	9,087,016	5,700,041	3,196	(183,745)	(122,966)	(303,515)
Touchstone Money Market (GrandMaster flex3™)	(21,871)	—	—	(21,871)	107,438	(2,661,293)	4,547,402	(2,746)	1,990,801	1,968,930	—	1,968,930	9,907	(244,537)	416,191	181,561
Touchstone Money Market (IQ Advisor Standard ™) (April 24)*	20	—	—	20	371,587	(76,366)	205,588	—	500,809	500,829	—	500,829	37,141	(7,632)	20,592	50,101
Touchstone Money Market (IQ Annuity ™)	(4,740)	—	—	(4,740)	—	(306,380)	(35,000)	(611)	(341,991)	(346,731)	649,089	302,358	—	(27,748)	(3,425)	(31,173)
Touchstone Money Market (IQ3 ™) (April 24)*	(34,638)	—	—	(34,638)	129,845	(890,263)	5,328,459	(5,142)	4,562,899	4,528,261	—	4,528,261	11,741	(81,029)	480,856	411,568
Touchstone Money Market (Pinnacle Plus ™) (April 24)*	(26,140)	—	—	(26,140)	12,142	(147,597)	2,922,778	(2,236)	2,785,087	2,758,947	—	2,758,947	1,221	(15,012)	291,855	278,064
Touchstone Third Avenue Value (AdvantEdge ™)	7,028	30,615	24,808	62,451	427,116	—	3,501	(33)	430,584	493,035	19,496	512,531	58,306	(5)	690	58,991
Touchstone Third Avenue Value (AnnuiChoice ™)	26,249	(1,690,242)	2,499,384	835,391	42,019	(857,959)	(388,538)	(9,812)	(1,214,290)	(378,899)	3,624,309	3,245,410	3,348	(63,331)	(33,430)	(93,413)
Touchstone Third Avenue Value (AnnuiChoice II ™)	8,689	(41,881)	225,637	192,445	142,776	(16,079)	50,524	(882)	176,339	368,784	525,970	894,754	20,032	(3,480)	8,669	25,221
Touchstone Third Avenue Value (GrandMaster flex3 ™)	5,729	(1,185,146)	1,531,775	352,358	5,294	(452,512)	(446,504)	(1,994)	(895,716)	(543,358)	2,375,407	1,832,049	624	(46,254)	(49,650)	(95,280)
Touchstone Third Avenue Value (Grandmaster ™)	7,580	(324,375)	589,029	272,234	490	(157,243)	(30,886)	(457)	(188,096)	84,138	1,130,042	1,214,180	54	(16,222)	(4,256)	(20,424)
Touchstone Third Avenue Value (IQ Annuity ™)	14,936	(576,590)	1,215,360	653,706	104,522	(436,039)	(92,144)	(3,149)	(426,810)	226,896	2,644,719	2,871,615	9,176	(38,247)	(10,894)	(39,965)
Touchstone Third Avenue Value (Pinnacle Plus ™)	4,168	(319,911)	568,433	252,690	14,514	(89,336)	121,850	(1,072)	45,956	298,646	775,034	1,073,680	1,131	(7,369)	11,160	4,922
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	51	244	740	1,035	—	—	1	—	1	1,036	3,413	4,449	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard ™)	7,844	(35,340)	182,231	154,735	372	(5,281)	(37,362)	—	(42,271)	112,464	498,876	611,340	40	(510)	(2,752)	(3,222)
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™) (April 24)*	(1,235)	4,698	42,430	45,893	—	(6,454)	144,131	(364)	137,313	183,206	—	183,206	—	(598)	14,508	13,910
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™) (April 24)*	(4,475)	22,217	88,364	106,106	—	(15,066)	290,816	(317)	275,433	381,539	—	381,539	—	(1,286)	30,366	29,080
JP Morgan IT Mid Cap Value (Grandmaster ™) (April 24)*	(491)	176	13,590	13,275	—	(196)	45,615	(15)	45,404	58,679	—	58,679	—	(19)	4,485	4,466
JP Morgan IT Mid Cap Value (IQ3 ™) (April 24)*	(1,302)	7,104	27,376	33,178	—	(46,450)	131,633	(156)	85,027	118,205	—	118,205	—	(3,938)	12,941	9,003
JP Morgan IT Mid Cap Value (Pinnacle Plus ™) (April 24)*	(1,885)	691	41,985	40,791	—	(1,265)	142,825	(99)	141,461	182,252	—	182,252	—	(113)	14,016	13,903
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	79,288	(787,609)	3,003,201	2,294,880	80,779	(1,922,768)	(456,826)	(6,960)	(2,305,775)	(10,895)	10,351,819	10,340,924	2,044	(55,919)	(16,234)	(70,109)
Fidelity VIP Growth (Grandmaster ™)	(51,739)	(22,976)	1,551,998	1,477,283	—	(783,902)	(107,466)	(5,804)	(897,172)	580,111	6,283,775	6,863,886	—	(20,366)	(3,226)	(23,592)
Fidelity VIP High Income (Grandmaster ™)	194,546	(322,902)	1,094,791	966,435	2,399	(626,108)	764,275	(1,489)	139,077	1,105,512	2,038,612	3,144,124	155	(39,906)	52,846	13,095

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster ™)	$80,201	$(333,239)	$1,877,735	$1,624,697	$30,366	$(937,443)	$24,233	$(5,372)	$(888,216)	$736,481	$6,672,336	$7,408,817	982	(31,150)	(1,193)	(31,361)
Fidelity VIP II Contrafund (Grandmaster ™)	1,893	(2,187,708)	4,993,899	2,808,084	56,102	(1,598,557)	(1,520,761)	(8,308)	(3,071,524)	(263,440)	12,411,057	12,147,617	2,083	(53,678)	(73,084)	(124,679)
Fidelity VIP II Index 500 (Grandmaster ™)	50,352	160,108	752,186	962,646	—	(621,245)	(230,948)	(3,856)	(856,049)	106,597	4,793,326	4,899,923	—	(27,521)	(13,387)	(40,908)
Fidelity VIP II Index 500 (IQ Annuity ™)	2,523	14,350	66,405	83,278	—	(148,228)	(1,960)	(462)	(150,650)	(67,372)	410,291	342,919	—	(18,942)	(296)	(19,238)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	42,849	(7,810)	34,884	69,923	—	(145,424)	(68,615)	(1,621)	(215,660)	(145,737)	603,769	458,032	—	(14,239)	(6,665)	(20,904)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	6,647	(22)	4,590	11,215	—	—	(1)	(12)	(13)	11,202	77,928	89,130	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	281,252	(46,840)	224,860	459,272	—	(486,388)	(292,700)	(1,726)	(780,814)	(321,542)	3,745,784	3,424,242	—	(15,710)	(9,924)	(25,634)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	47,617	(12,937)	41,034	75,714	—	(172,250)	(73,266)	(1,437)	(246,953)	(171,239)	709,350	538,111	—	(17,158)	(7,364)	(24,522)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	87,384	(6,880)	71,238	151,742	—	(260,880)	(33,922)	(655)	(295,457)	(143,715)	1,226,267	1,082,552	—	(17,667)	(2,421)	(20,088)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	10,027	409	8,314	18,750	—	(46,001)	(6,355)	(227)	(52,583)	(33,833)	143,182	109,349	—	(4,221)	(660)	(4,881)
Fidelity VIP III Balanced (Grandmaster ™)	4,613	(67,407)	280,787	217,993	—	(165,732)	(52,629)	(512)	(218,873)	(880)	722,083	721,203	—	(13,587)	(4,269)	(17,856)
Fidelity VIP III Growth & Income (Grandmaster ™)	(4,514)	(227,185)	559,144	327,445	1,946	(259,650)	(121,995)	(1,124)	(380,823)	(53,378)	1,708,655	1,655,277	161	(22,143)	(12,552)	(34,534)
Fidelity VIP III Growth Opportunities (Grandmaster ™)	(3,841)	(62,913)	220,247	153,493	1,322	(69,660)	(37,009)	(601)	(105,948)	47,545	424,039	471,584	184	(9,203)	(5,704)	(14,723)
Fidelity VIP Overseas (AnnuiChoice ™)	2,111	(37,935)	67,921	32,097	—	(20,897)	(13,274)	(773)	(34,944)	(2,847)	167,896	165,049	—	(3,788)	(2,330)	(6,118)
Fidelity VIP Overseas (AnnuiChoice II ™)	795	(1,212)	13,803	13,386	—	(591)	—	(145)	(736)	12,650	53,915	66,565	—	(118)	—	(118)
Fidelity VIP Overseas (Grandmaster ™)	30,885	(188,528)	777,340	619,697	—	(424,695)	(89,886)	(2,459)	(517,040)	102,657	3,085,156	3,187,813	—	(20,600)	(4,663)	(25,263)
Fidelity VIP Overseas (Grandmaster flex3 ™)	267	(292)	5,897	5,872	—	(45)	(2,493)	(74)	(2,612)	3,260	28,645	31,905	—	(21)	(497)	(518)
Fidelity VIP Overseas (IQ Annuity ™)	48	(44,493)	57,918	13,473	—	(31,552)	(23,360)	(90)	(55,002)	(41,529)	84,953	43,424	—	(4,498)	(4,055)	(8,553)
Fidelity VIP Overseas (Pinnacle Plus ™)	589	(22,279)	44,126	22,436	—	(17,731)	(6,935)	(235)	(24,901)	(2,465)	108,283	105,818	—	(2,487)	(1,492)	(3,979)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	1,782	(176,219)	256,113	81,676	2,448	(145,723)	(40,338)	(258)	(183,871)	(102,195)	467,884	365,689	266	(18,148)	(5,513)	(23,395)
Fidelity VIP Growth (IQ Annuity ™)	(3,244)	(8,593)	84,720	72,883	—	(60,095)	(17)	(366)	(60,478)	12,405	306,406	318,811	—	(9,131)	(3)	(9,134)
Fidelity VIP High Income (IQ Annuity ™)	63,386	65,891	101,224	230,501	6,472	(174,913)	382,874	(271)	214,162	444,663	576,277	1,020,940	704	(20,827)	39,242	19,119
Fidelity VIP II Asset Manager (IQ Annuity ™)	788	(30,509)	53,539	23,818	1,723	(11,500)	(67,669)	(86)	(77,532)	(53,714)	161,722	108,008	161	(1,174)	(7,832)	(8,845)
Fidelity VIP II Contrafund (IQ Annuity ™)	(2,122)	(617,706)	809,729	189,901	11,673	(231,193)	(229,401)	(639)	(449,560)	(259,659)	1,049,259	789,600	1,049	(22,254)	(25,239)	(46,444)
Fidelity VIP III Balanced (IQ Annuity ™)	525	(2,989)	30,846	28,382	—	(4,331)	(9,155)	(83)	(13,569)	14,813	85,984	100,797	—	(480)	(1,037)	(1,517)
Fidelity VIP III Growth & Income (IQ Annuity ™)	(844)	(22,298)	47,967	24,825	—	(36,593)	(32,583)	(124)	(69,300)	(44,475)	124,814	80,339	—	(4,562)	(4,111)	(8,673)
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	(351)	(10,834)	21,301	10,116	—	(6,725)	26,805	(33)	20,047	30,163	13,513	43,676	—	(1,231)	5,192	3,961
Fidelity VIP III Mid Cap (Grandmaster ™)	(4,361)	(230,707)	739,891	504,823	—	(247,363)	(50,521)	(856)	(298,740)	206,083	1,533,817	1,739,900	—	(10,348)	(2,299)	(12,647)
Fidelity VIP III Mid Cap (IQ Annuity ™)	(3,115)	(145,146)	408,029	259,768	1,584	(107,217)	(75,944)	(462)	(182,039)	77,729	856,019	933,748	62	(4,150)	(3,851)	(7,939)
Fidelity VIP Overseas (IQ Annuity ™)	348	(18,480)	29,404	11,272	—	(7,698)	(15,442)	(48)	(23,188)	(11,916)	65,542	53,626	—	(904)	(1,567)	(2,471)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	998	(254)	11,986	12,730	62,397	—	635	(123)	62,909	75,639	13,977	89,616	7,764	(14)	72	7,822
Fidelity VIP Asset Manager (AnnuiChoice ™)	3,632	(22,920)	94,179	74,891	175	(29,629)	(36,579)	(553)	(66,586)	8,305	310,836	319,141	21	(2,811)	(3,919)	(6,709)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	180	(1,353)	7,962	6,789	62,138	(11,398)	(19,953)	(44)	30,743	37,532	16,105	53,637	6,333	(1,071)	(2,149)	3,113
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	1,205	(58,857)	97,770	40,118	180	(10,915)	(100,656)	(191)	(111,582)	(71,464)	272,139	200,675	16	(1,079)	(11,790)	(12,853)
Fidelity VIP Asset Manager (IQ3 ™)	2,330	(38,108)	95,152	59,374	16,217	(37,785)	(45,329)	(507)	(67,404)	(8,030)	294,492	286,462	1,517	(4,082)	(5,108)	(7,673)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	499	(19,894)	44,324	24,929	—	(14,001)	(7,536)	(339)	(21,876)	3,053	106,930	109,983	—	(1,470)	(708)	(2,178)
Fidelity VIP Balanced (AdvantEdge ™)	621	(93)	15,734	16,262	56,915	—	(698)	(127)	56,090	72,352	13,818	86,170	7,310	(14)	(76)	7,220
Fidelity VIP Balanced (AnnuiChoice ™)	5,568	(43,339)	189,636	151,865	1,796	(76,472)	70,659	(945)	(4,962)	146,903	453,129	600,032	213	(8,266)	6,281	(1,772)
Fidelity VIP Balanced (AnnuiChoice II ™)	1,281	(3,448)	36,866	34,699	45,482	(707)	22,341	(121)	66,995	101,694	50,098	151,792	5,284	(113)	3,061	8,232
Fidelity VIP Balanced (GrandMaster flex3 ™)	1,296	(10,130)	95,333	86,499	1,884	(34,677)	20,030	(346)	(13,109)	73,390	244,485	317,875	175	(3,235)	1,851	(1,209)
Fidelity VIP Balanced (Grandmaster ™)	6,021	(102,042)	355,424	259,403	125	(29,450)	(132,160)	(142)	(161,627)	97,776	848,193	945,969	16	(2,863)	(15,649)	(18,496)
Fidelity VIP Balanced (IQ3 ™)	3,806	(51,777)	155,532	107,561	3,178	(74,254)	120,515	(740)	48,699	156,260	384,816	541,076	351	(9,747)	10,856	1,460
Fidelity VIP Balanced (Pinnacle Plus ™)	1,286	(9,482)	69,517	61,321	—	(6,207)	78,129	(502)	71,420	132,741	126,641	259,382	—	(669)	8,224	7,555
Fidelity VIP Balanced (IQ Advisor Standard ™)	1,876	(1,261)	40,604	41,219	—	(2,621)	—	—	(2,621)	38,598	111,372	149,970	—	(271)	1	(270)
Fidelity VIP Contrafund (AdvantEdge ™)	90	(39,086)	104,225	65,229	101,390	(7,216)	78,537	(755)	171,956	237,185	102,883	340,068	15,419	(1,169)	10,059	24,309
Fidelity VIP Contrafund (AnnuiChoice ™)	4,252	(2,639,618)	3,457,749	822,383	17,935	(674,470)	(1,057,162)	(8,579)	(1,722,276)	(899,893)	4,664,610	3,764,717	1,775	(63,107)	(128,422)	(189,754)
Fidelity VIP Contrafund (AnnuiChoice II ™)	4,577	(197,141)	468,673	276,109	661,315	(118,210)	40,943	(1,675)	582,373	858,482	597,278	1,455,760	82,416	(17,479)	4,624	69,561
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(12,035)	(1,975,835)	2,428,597	440,727	20,547	(822,775)	(1,277,822)	(3,456)	(2,083,506)	(1,642,779)	4,124,872	2,482,093	2,383	(85,347)	(140,912)	(223,876)
Fidelity VIP Contrafund (IQ3 ™)	(10,539)	(798,894)	1,881,851	1,072,418	55,254	(444,547)	(155,473)	(3,410)	(548,176)	524,242	3,580,321	4,104,563	5,542	(40,872)	(14,848)	(50,178)
Fidelity VIP Contrafund (Pinnacle Plus ™)	(5,207)	(590,708)	909,633	313,718	8,734	(155,174)	39,278	(1,317)	(108,479)	205,239	1,196,006	1,401,245	717	(14,128)	(413)	(13,824)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	198	(24,344)	51,129	26,983	372	(40,963)	(8,945)	—	(49,536)	(22,553)	88,489	65,936	39	(3,247)	(870)	(4,078)
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	(11)	2	330	321	1,500	—	—	(3)	1,497	1,818	—	1,818	212	—	—	212
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(956)	(47,851)	71,715	22,908	84	(39,975)	21,283	(356)	(18,964)	3,944	137,916	141,860	15	(6,991)	3,518	(3,458)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	$(9)	$(1,497)	$2,551	$1,045	$24,467	$(10,523)	$136	$(14)	$14,066	$15,111	$2,649	$17,760	3,605	(1,573)	21	2,053
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	(515)	(5,380)	14,534	8,639	—	(654)	4,605	(29)	3,922	12,561	44,260	56,821	—	(123)	630	507
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(687)	(6,716)	18,346	10,943	—	(3,663)	(1,674)	(77)	(5,414)	5,529	49,359	54,888	—	(569)	(54)	(623)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,313)	(30,589)	51,508	19,606	1,149	(29,549)	(14,872)	(148)	(43,420)	(23,814)	108,490	84,676	215	(4,628)	(2,080)	(6,493)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	(472)	(11,758)	18,155	5,925	—	(413)	(29,613)	(19)	(30,045)	(24,120)	37,376	13,256	—	(74)	(4,437)	(4,511)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	(404)	(9,518)	21,704	11,782	—	(10,172)	(4,328)	(75)	(14,575)	(2,793)	41,417	38,624	—	(1,016)	(377)	(1,393)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	(588)	(3,021)	20,377	16,768	11,945	—	(3,644)	(324)	7,977	24,745	35,858	60,603	1,838	(43)	(404)	1,391
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	(305)	(6,810)	12,409	5,294	—	(1,611)	(864)	(21)	(2,496)	2,798	20,093	22,891	—	(243)	(102)	(345)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	(240)	(14,603)	18,911	4,068	—	(12,079)	7,865	(18)	(4,232)	(164)	23,682	23,518	—	(1,449)	743	(706)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	(794)	(376)	18,265	17,095	—	—	11,407	(121)	11,286	28,381	49,814	78,195	—	(13)	1,062	1,049
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	(1,830)	(5,226)	40,443	33,387	—	(1,828)	(1,971)	(502)	(4,301)	29,086	102,917	132,003	—	(221)	(253)	(474)
Fidelity VIP Equity-Income (AdvantEdge ™) (February 9)*	213	232	3,711	4,156	21,757	(163)	(924)	(132)	20,538	24,694	—	24,694	3,350	(41)	(131)	3,178
Fidelity VIP Equity-Income (AnnuiChoice ™)	12,581	(528,087)	864,930	349,424	14,891	(363,108)	(291,870)	(3,170)	(643,257)	(293,833)	1,731,056	1,437,223	1,817	(42,789)	(38,763)	(79,735)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	3,614	(60,976)	117,509	60,147	223,498	(51,341)	7,420	(153)	179,424	239,571	147,964	387,535	31,313	(7,793)	1,232	24,752
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	1,393	(209,367)	261,544	53,570	—	(60,508)	(34,819)	(1,315)	(96,642)	(43,072)	379,125	336,053	—	(9,317)	(5,609)	(14,926)
Fidelity VIP Equity-Income (IQ3 ™)	4,758	(279,978)	473,613	198,393	51,003	(149,266)	(67,465)	(794)	(166,522)	31,871	894,127	925,998	7,276	(19,662)	(10,552)	(22,938)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	547	(93,104)	150,566	58,009	54	(44,216)	(29,274)	(336)	(73,772)	(15,763)	264,011	248,248	6	(4,561)	(3,620)	(8,175)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	261	(752)	5,110	4,619	745	(1,407)	1	—	(661)	3,958	15,708	19,666	102	(163)	—	(61)
Fidelity Freedom 2010 (Adnavtedge ™)	4,710	(1,409)	10,639	13,940	84,894	—	3,549	(467)	87,976	101,916	58,639	160,555	9,147	(54)	387	9,480
Fidelity Freedom 2010 (AnnuiChoice ™)	123	(14)	714	823	—	(129)	—	(4)	(133)	690	3,628	4,318	—	(14)	—	(14)
Fidelity Freedom 2010 (AnnuiChoice II ™)	4,159	(518)	23,818	27,459	—	—	10,837	(157)	10,680	38,139	113,399	151,538	—	—	1,355	1,355
Fidelity Freedom 2010 (GrandMaster ™)	5,085	(30,996)	97,930	72,019	2,000	(184,176)	13,453	—	(168,723)	(96,704)	338,307	241,603	276	(20,335)	1,431	(18,628)
Fidelity Freedom 2010 (GrandmMaster flex3 ™)	2,943	(8,204)	27,195	21,934	—	—	(6,692)	(58)	(6,750)	15,184	109,631	124,815	—	(7)	(970)	(977)
Fidelity Freedom 2010 (IQ Annuity ™)	8,490	(13,120)	66,843	62,213	26,390	(24,329)	82	(100)	2,043	64,256	281,643	345,899	3,497	(3,305)	8	200
Fidelity Freedom 2010 (Pinnacle Plus ™)	156	29	1,063	1,248	—	—	1	—	1	1,249	5,707	6,956	—	—	—	—
Fidelity Freedom 2015 (AdvantEdge ™)	2,293	(93)	7,361	9,561	27,654	—	1,081	(230)	28,505	38,066	41,278	79,344	2,983	(28)	126	3,081
Fidelity Freedom 2015 (AnnuiChoice ™)	770	6	4,018	4,794	—	—	—	(122)	(122)	4,672	20,247	24,919	—	(15)	(1)	(16)
Fidelity Freedom 2015 (AnnuiChoice II ™)	5,827	(751)	31,802	36,878	—	—	13,327	(233)	13,094	49,972	145,970	195,942	—	—	1,706	1,706
Fidelity Freedom 2015 (GrandMaster ™) (August 7)*	629	4	648	1,281	—	—	18,091	—	18,091	19,372	—	19,372	—	—	2,137	2,137
Fidelity Freedom 2015 (IQ Annuity ™)	2,839	(13,276)	29,675	19,238	—	(22,101)	(1)	(85)	(22,187)	(2,949)	109,928	106,979	—	(3,149)	—	(3,149)
Fidelity Freedom 2015 (Pinnacle Plus ™)	2,002	(250)	13,245	14,997	—	—	(1)	(40)	(41)	14,956	65,397	80,353	—	(5)	—	(5)
Fidelity Freedom 2020 (AdvantEdge ™)	4,737	(476)	11,261	15,522	113,266	—	(374)	(428)	112,464	127,986	47,354	175,340	13,054	(54)	(41)	12,959
Fidelity Freedom 2020 (AnnuiChoice ™)	1,289	(71,818)	89,877	19,348	—	(40,809)	(78,679)	(488)	(119,976)	(100,628)	159,306	58,678	—	(5,634)	(10,915)	(16,549)
Fidelity Freedom 2020 (AnnuiChoice II ™)	14,687	(1,199)	65,105	78,593	225,367	(799)	11,329	(1,435)	234,462	313,055	229,519	542,574	27,518	(299)	1,722	28,941
Fidelity Freedom 2020 (GrandMaster ™)	552	(3,776)	11,638	8,414	—	(997)	(1,268)	—	(2,265)	6,149	22,932	29,081	—	(132)	132	—
Fidelity Freedom 2020 (GrandmMaster flex3 ™)	101	(12)	883	972	—	—	154	(10)	144	1,116	3,538	4,654	—	(2)	23	21
Fidelity Freedom 2020 (IQ Annuity ™)	777	(54)	6,619	7,342	—	—	1	(30)	(29)	7,313	27,540	34,853	—	(4)	—	(4)
Fidelity Freedom 2020 (Pinnacle Plus ™)	305	47	2,783	3,135	—	—	1	(2)	(1)	3,134	11,878	15,012	—	—	—	—
Fidelity Freedom 2025 (AnnuiChoice ™) (June 16)*	348	8	1,903	2,259	—	—	11,138	—	11,138	13,397	—	13,397	—	—	1,560	1,560
Fidelity Freedom 2025 (AnnuiChoice II ™)	3,565	(468)	29,948	33,045	—	(783)	11,563	(556)	10,224	43,269	103,570	146,839	—	(186)	1,817	1,631
Fidelity Freedom 2025 (GrandMaster ™)	36	(3)	314	347	—	—	(1)	(5)	(6)	341	1,242	1,583	—	(1)	—	(1)
Fidelity Freedom 2025 (Pinnacle Plus ™)	129	(14)	1,303	1,418	—	—	1	—	1	1,419	5,133	6,552	—	—	—	—
Fidelity Freedom 2030 (AnnuiChoice II ™)	2,590	(218)	46,583	48,955	—	(744)	16,020	(283)	14,993	63,948	145,315	209,263	—	(153)	2,708	2,555
Fidelity Freedom 2030 (GrandmMaster flex3 ™) (October 2)*	576	7	2,043	2,626	—	—	38,159	—	38,159	40,785	—	40,785	—	—	5,058	5,058
Fidelity Freedom 2030 (IQ Annuity ™)	272	(24)	5,590	5,838	3,900	—	—	(46)	3,854	9,692	17,247	26,939	581	(7)	—	574
Fidelity VIP Growth & Income (AdvantEdge ™)	(84)	5	4,306	4,227	10,564	—	64	(68)	10,560	14,787	13,329	28,116	1,457	(9)	8	1,456
Fidelity VIP Growth & Income (AnnuiChoice ™)	(754)	(54,302)	170,684	115,628	11,181	(120,560)	18,396	(1,089)	(92,072)	23,556	470,051	493,607	1,410	(16,444)	4,315	(10,719)
Fidelity VIP Growth & Income (AnnuiChoice II ™)	238	(7,201)	22,625	15,662	90,830	(17,423)	7,366	(190)	80,583	96,245	26,905	123,150	11,814	(2,420)	1,035	10,429
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	(1,212)	(14,850)	54,828	38,766	1,660	(9,976)	(11,965)	(494)	(20,775)	17,991	165,050	183,041	199	(1,152)	(1,351)	(2,304)
Fidelity VIP Growth & Income (IQ3 ™)	(1,829)	(38,349)	107,401	67,223	458	(44,052)	369	(232)	(43,457)	23,766	306,237	330,003	59	(5,586)	(323)	(5,850)
Fidelity VIP Growth & Income (Pinnacle Plus ™)	(1,410)	(2,568)	45,021	41,043	—	(3,318)	(1)	(78)	(3,397)	37,646	167,645	205,291	—	(405)	(1)	(406)
Fidelity VIP Growth (AdvantEdge ™) (March 2)*	(71)	33	2,429	2,391	—	—	14,598	—	14,598	16,989	—	16,989	—	—	2,343	2,343
Fidelity VIP Growth (AnnuiChoice ™)	(4,420)	(71,264)	218,884	143,200	2,127	(61,411)	(85,987)	(1,971)	(147,242)	(4,042)	645,837	641,795	403	(10,660)	(16,106)	(26,363)
Fidelity VIP Growth (AnnuiChoice II ™)	(596)	(4,457)	30,991	25,938	160,979	(11,721)	(8,421)	(70)	140,767	166,705	52,505	219,210	20,100	(1,399)	(1,135)	17,566

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster ™)	$(5,165)	$(170,618)	$282,158	$106,375	$15,913	$(90,887)	$11,628	$(295)	$(63,641)	$42,734	$559,969	$602,703	2,383	(14,944)	(999)	(13,560)
Fidelity VIP Growth (GrandMaster flex3 ™)	(3,009)	(56,827)	117,209	57,373	23	(39,270)	(11,569)	(1,241)	(52,057)	5,316	231,017	236,333	4	(5,288)	(960)	(6,244)
Fidelity VIP Growth (IQ3 ™)	(5,282)	(127,101)	237,095	104,712	208	(105,696)	2,273	(337)	(103,552)	1,160	468,563	469,723	41	(18,308)	726	(17,541)
Fidelity VIP Growth (Pinnacle Plus ™)	(1,178)	(12,201)	33,281	19,902	72	(7,376)	(158)	(104)	(7,566)	12,336	84,756	97,092	8	(917)	(60)	(969)
Fidelity VIP Growth Opportunities (AdvantEdge ™) (February 9)*	(103)	139	3,231	3,267	13,034	—	(538)	(70)	12,426	15,693	—	15,693	2,236	(11)	(83)	2,142
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	(948)	(51,745)	98,302	45,609	77	(11,250)	90,696	(418)	79,105	124,714	80,212	204,926	14	(1,529)	12,024	10,509
Fidelity VIP Growth Opportunities (AnnuiChoice II ™) (April 13)*	(68)	205	3,559	3,696	12,500	—	3,056	(77)	15,479	19,175	—	19,175	1,845	(9)	358	2,194
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	(231)	(5,820)	12,235	6,184	—	(72)	(4,292)	(10)	(4,374)	1,810	19,217	21,027	—	(12)	(693)	(705)
Fidelity VIP Growth Opportunities (IQ3 ™)	(5,561)	(26,725)	148,731	116,445	8,778	(18,255)	558,659	(958)	548,224	664,669	62,311	726,980	1,166	(2,808)	82,054	80,412
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	(426)	(8,813)	19,849	10,610	—	(98)	6,572	(94)	6,380	16,990	24,275	41,265	—	(27)	699	672
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	(317)	(6,886)	34,086	26,883	372	(4,260)	110,086	—	106,198	133,081	10,792	143,873	56	(547)	14,301	13,810
Fidelity VIP Growth (IQ Advisor Standard ™)	(8)	(11)	717	698	—	—	—	—	—	698	2,567	3,265	—	—	—	—
Fidelity VIP High Income (AdvantEdge ™) (February 9)*	95,146	12,168	54,327	161,641	68,085	(30,612)	1,402,469	—	1,439,942	1,601,583	—	1,601,583	7,358	(2,984)	144,691	149,065
Fidelity VIP High Income (AnnuiChoice ™)	88,780	83,275	150,861	322,916	7,319	(247,552)	387,284	(1,698)	145,353	468,269	894,999	1,363,268	630	(23,391)	29,660	6,899
Fidelity VIP High Income (AnnuiChoice II ™)	32,965	2,918	68,809	104,692	82,484	(69,411)	389,711	(12)	402,772	507,464	7,816	515,280	9,111	(7,660)	43,700	45,151
Fidelity VIP High Income (GrandMaster flex3 ™)	579,253	348,504	1,255,312	2,183,069	30,635	(1,091,489)	7,343,747	(1,741)	6,281,152	8,464,221	1,231,039	9,695,260	2,445	(96,568)	650,531	556,408
Fidelity VIP High Income (IQ3 ™)	120,955	70,062	273,592	464,609	—	(226,814)	938,964	(1,023)	711,127	1,175,736	801,973	1,977,709	—	(20,257)	79,008	58,751
Fidelity VIP High Income (Pinnacle Plus ™)	4,397	(5,975)	26,195	24,617	72	(8,277)	(4,530)	(55)	(12,790)	11,827	66,381	78,208	6	(792)	(382)	(1,168)
Fidelity VIP Index 500 (AdvantEdge ™)	307	(1,375)	7,244	6,176	20,000	—	(2,466)	(149)	17,385	23,561	10,137	33,698	2,601	(20)	(53)	2,528
Fidelity VIP Index 500 (AnnuiChoice ™)	13,095	(205,373)	427,673	235,395	520	(157,490)	37,012	(2,614)	(122,572)	112,823	1,025,782	1,138,605	70	(21,199)	4,314	(16,815)
Fidelity VIP Index 500 (IQ3 ™)	13,213	(441,037)	827,309	399,485	29,743	(110,746)	492,979	(2,185)	409,791	809,276	982,577	1,791,853	4,524	(14,369)	73,026	63,181
Fidelity VIP Index 500 (AnnuiChoice II ™)	5,541	(35,302)	101,081	71,320	145,285	(22,315)	78,231	(517)	200,684	272,004	190,053	462,057	21,265	(3,444)	11,571	29,392
Fidelity VIP Index 500 (Grandmaster ™)	9,475	(104,692)	317,590	222,373	940	(89,741)	(61,923)	(229)	(150,953)	71,420	1,040,394	1,111,814	165	(13,666)	(10,754)	(24,255)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	2,680	(91,861)	165,691	76,510	1,655	(68,959)	77,000	(1,601)	8,095	84,605	282,467	367,072	265	(10,698)	12,526	2,093
Fidelity VIP Index 500 (IQ Advisor Standard ™)	5,571	(59,155)	136,388	82,804	745	(9,497)	132,364	—	123,612	206,416	172,275	378,691	125	(1,427)	22,225	20,923
Fidelity VIP Index 500 (Pinnacle Plus ™)	1,782	(63,593)	99,197	37,386	9,188	(26,909)	(14,127)	(240)	(32,088)	5,298	254,371	259,669	831	(2,955)	(2,939)	(5,063)
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	6,232	(63)	4,782	10,951	79,975	(163)	12,657	(396)	92,073	103,024	34,881	137,905	7,919	(53)	1,217	9,083
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	304,215	(70,723)	279,398	512,890	2,846	(522,805)	218,017	(10,500)	(312,442)	200,448	3,724,305	3,924,753	222	(38,933)	15,807	(22,904)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	56,444	(12,423)	43,238	87,259	185,165	(13,010)	(27,665)	(2,264)	142,226	229,485	624,689	854,174	16,949	(1,414)	(3,134)	12,401
Fidelity VIP Investment Grade Bond (GrandMaster ™)	130,873	(50,349)	163,990	244,514	9,302	(643,516)	1,196,981	(662)	562,105	806,619	1,731,491	2,538,110	861	(64,498)	115,057	51,420
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	87,152	(50,828)	113,699	150,023	38,498	(232,434)	(79,666)	(1,361)	(274,963)	(124,940)	1,248,026	1,123,086	3,357	(21,389)	(7,146)	(25,178)
Fidelity VIP Investment Grade Bond (IQ3 ™)	199,120	(32,901)	165,001	331,220	52,210	(475,790)	95,361	(2,603)	(330,822)	398	2,707,924	2,708,322	4,103	(37,302)	5,941	(27,258)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	56,099	(5,469)	54,234	104,864	4,197	(40,180)	105,179	(1,306)	67,890	172,754	725,747	898,501	383	(3,609)	9,642	6,416
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	43,762	(7,635)	24,048	60,175	—	(26,359)	61,291	—	34,932	95,107	400,143	495,250	—	(2,179)	5,123	2,944
Fidelity VIP Mid Cap (AdvantEdge ™)	(260)	(8,597)	34,507	25,650	34,775	(7,454)	2,476	(212)	29,585	55,235	76,574	131,809	4,208	(1,062)	(141)	3,005
Fidelity VIP Mid Cap (AnnuiChoice ™)	1,118	(460,439)	1,130,486	671,165	3,186	(351,906)	400,115	(5,019)	46,376	717,541	1,926,455	2,643,996	237	(23,077)	21,707	(1,133)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	(105)	(65,501)	176,902	111,296	43,943	(31,012)	62,254	(292)	74,893	186,189	269,589	455,778	5,948	(4,108)	6,610	8,450
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(7,901)	(701,659)	1,020,116	310,556	2,708	(348,966)	(446,334)	(3,181)	(795,773)	(485,217)	1,779,380	1,294,163	240	(28,260)	(40,358)	(68,378)
Fidelity VIP Mid Cap (Grandmaster ™)	(755)	(83,834)	41,730	(42,859)	1,666	(199,379)	(279,555)	(413)	(477,681)	(520,540)	2,054,029	1,533,489	136	(15,880)	(72,137)	(87,881)
Fidelity VIP Mid Cap (IQ Annuity ™)	(10,561)	(807,947)	1,453,730	635,222	22,277	(386,595)	547,888	(3,461)	180,109	815,331	1,679,197	2,494,528	1,447	(25,036)	33,408	9,819
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(3,852)	(41,022)	275,799	230,925	9,752	(28,406)	203,385	(1,184)	183,547	414,472	595,887	1,010,359	608	(1,834)	12,015	10,789
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	20	(22)	3,207	3,205	—	—	—	—	—	3,205	8,295	11,500	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	780	(7,587)	46,217	39,410	745	(6,018)	136,611	—	131,338	170,748	26,829	197,577	68	(449)	10,781	10,400
Fidelity VIP Overseas (AdvantEdge ™)	1,248	(7,318)	43,232	37,162	74,927	(6,712)	(3,806)	(403)	64,006	101,168	66,851	168,019	12,897	(1,144)	(450)	11,303
Fidelity VIP Overseas (AnnuiChoice ™)	7,676	(480,462)	578,745	105,959	5,095	(171,331)	(146,975)	(1,503)	(314,714)	(208,755)	872,844	664,089	573	(20,585)	(20,141)	(40,153)
Fidelity VIP Overseas (AnnuiChoice II ™)	3,964	(64,074)	115,345	55,235	111,931	(19,540)	13,988	(270)	106,109	161,344	187,941	349,285	14,773	(3,675)	2,049	13,147
Fidelity VIP Overseas (GrandMaster ™)	6,637	(186,653)	341,943	161,927	3,352	(104,486)	46,273	(204)	(55,065)	106,862	717,054	823,916	609	(15,821)	5,739	(9,473)
Fidelity VIP Overseas (GrandMaster flex3 ™)	904	(280,402)	246,389	(33,109)	—	(280,626)	(560,500)	(1,531)	(842,657)	(875,766)	1,312,799	437,033	—	(32,936)	(67,937)	(100,873)
Fidelity VIP Overseas (IQ3 ™)	4,114	(556,534)	639,946	87,526	12,496	(195,021)	(212,875)	(807)	(396,207)	(308,681)	960,801	652,120	1,502	(22,900)	(29,442)	(50,840)
Fidelity VIP Overseas (Pinnacle Plus ™)	1,148	(80,539)	141,024	61,633	171	(11,609)	(53,305)	(397)	(65,140)	(3,507)	292,969	289,462	13	(1,055)	(4,051)	(5,093)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	198	(26)	2,898	3,070	—	—	(1)	—	(1)	3,069	12,175	15,244	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	3,318	(31,601)	78,596	50,313	596	(20,369)	(15,717)	—	(35,490)	14,823	215,275	230,098	66	(1,709)	(1,609)	(3,252)
Fidelity VIP Value Stratagies (AdvantEdge ™) (May 27)*	(50)	1,718	412	2,080	—	—	1,334	(3)	1,331	3,411	—	3,411	—	—	424	424
Fidelity VIP Value Stratagies (AnnuiChoice ™)	(5)	(242)	1,834	1,587	—	(5,738)	53,861	(10)	48,113	49,700	1,814	51,514	—	(784)	6,782	5,998

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Value Stratagies (AnnuiChoice II ™)	$(105)	$(15,097)	$22,290	$7,088	$10,000	$—	$(22,510)	$(15)	$(12,525)	$(5,437)	$22,207	$16,770	1,336	(2)	(3,523)	(2,189)
Fidelity VIP Value Stratagies (GrandMaster™)	(20)	169	963	1,112	—	(532)	9,256	—	8,724	9,836	—	9,836	—	(69)	1,288	1,219
Fidelity VIP Value Stratagies (IQ Annuity ™)	(191)	4,820	3,983	8,612	998	(77)	25,892	(62)	26,751	35,363	8,725	44,088	194	(27)	3,629	3,796
Fidelity VIP Value Stratagies (Pinnacle Plus ™) (April 20)*	(418)	890	18,226	18,698	—	(2,181)	54,261	—	52,080	70,778	—	70,778	—	(295)	9,113	8,818
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	17,922	(21,116)	66,841	63,647	—	(11,792)	(78,663)	(465)	(90,920)	(27,273)	269,151	241,878	—	(751)	(4,594)	(5,345)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	821	(44)	2,236	3,013	—	—	—	(31)	(31)	2,982	10,508	13,490	—	(3)	—	(3)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	4,178	(975)	13,207	16,410	—	(3,077)	(1,356)	(41)	(4,474)	11,936	61,189	73,125	—	(193)	(90)	(283)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	11,045	(4,372)	36,391	43,064	—	(28,116)	(7,270)	(423)	(35,809)	7,255	165,842	173,097	—	(1,661)	(425)	(2,086)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	8,726	(333,857)	406,018	80,887	—	(35,296)	(65,492)	(1,146)	(101,934)	(21,047)	466,548	445,501	—	(3,205)	(5,424)	(8,629)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,257	(26,910)	40,795	15,142	—	(114)	(10,679)	(117)	(10,910)	4,232	59,744	63,976	—	(43)	(1,589)	(1,632)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	2,856	(103,966)	131,192	30,082	—	(52,808)	(7,260)	(440)	(60,508)	(30,426)	185,212	154,786	—	(3,976)	(809)	(4,785)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	6,539	(249,889)	327,899	84,549	—	(46,501)	(32,004)	(377)	(78,882)	5,667	409,179	414,846	—	(3,794)	(2,533)	(6,327)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	14,802	(110,604)	308,703	212,901	32,780	(51,284)	(18,211)	(1,027)	(37,742)	175,159	729,810	904,969	2,204	(3,461)	(3,433)	(4,690)
Franklin Growth and Income Securities (AdvantEdge ™) (August 10)*	(165)	43	2,680	2,558	30,500	—	(283)	(46)	30,171	32,729	—	32,729	3,965	(6)	(34)	3,925
Franklin Growth and Income Securities (AnnuiChoice ™)	55,679	(740,308)	972,714	288,085	6,352	(315,029)	(244,501)	(3,606)	(556,784)	(268,699)	1,783,546	1,514,847	713	(33,589)	(28,528)	(61,404)
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,790	(20,909)	36,172	18,053	35,390	(5,479)	(10,353)	(143)	19,415	37,468	63,429	100,897	5,471	(1,001)	(1,868)	2,602
Franklin Growth and Income Securities (GrandMaster flex3 ™)	21,845	(302,697)	412,306	131,454	—	(118,892)	(31,115)	(2,000)	(152,007)	(20,553)	775,987	755,434	—	(12,975)	(5,776)	(18,751)
Franklin Growth and Income Securities (Grandmaster ™)	19,033	(159,256)	255,615	115,392	1,980	(58,868)	(29,345)	(328)	(86,561)	28,831	600,211	629,042	208	(6,439)	(4,290)	(10,521)
Franklin Growth and Income Securities (IQ Annuity ™)	72,092	(595,154)	984,959	461,897	93,190	(425,722)	(113,264)	(1,881)	(447,677)	14,220	2,222,588	2,236,808	10,078	(44,958)	(12,258)	(47,138)
Franklin Growth and Income Securities (Pinnacle Plus ™)	14,267	(140,380)	219,309	93,196	54	(63,070)	(39,459)	(716)	(103,191)	(9,995)	504,897	494,902	6	(6,790)	(5,524)	(12,308)
Franklin Income Securities (AdvantEdge ™)	2,960	(7,522)	20,204	15,642	21,995	—	22,297	(48)	44,244	59,886	40,000	99,886	2,372	(5)	2,463	4,830
Franklin Income Securities (AnnuiChoice ™)	183,114	(340,366)	942,390	785,138	8,297	(422,524)	229,602	(6,592)	(191,217)	593,921	2,628,769	3,222,690	663	(33,554)	13,871	(19,020)
Franklin Income Securities (AnnuiChoice II ™)	43,339	(32,177)	189,869	201,031	131,404	(14,471)	21,988	(1,121)	137,800	338,831	544,862	883,693	14,821	(2,085)	2,341	15,077
Franklin Income Securities (GrandMaster flex3 ™)	214,958	(221,586)	945,487	938,859	48,906	(555,620)	202,929	(2,811)	(306,596)	632,263	2,852,522	3,484,785	5,487	(41,256)	14,894	(20,875)
Franklin Income Securities (Grandmaster ™)	105,775	(743,136)	990,419	353,058	1,626	(272,372)	(234,995)	(1,109)	(506,850)	(153,792)	3,043,576	2,889,784	117	(21,194)	(54,153)	(75,230)
Franklin Income Securities (IQ Annuity ™)	280,565	(602,040)	1,506,305	1,184,830	78,043	(1,033,338)	(215,226)	(3,707)	(1,174,228)	10,602	3,833,969	3,844,571	5,833	(77,333)	(10,505)	(82,005)
Franklin Income Securities (Pinnacle Plus ™)	84,386	(305,864)	585,075	363,597	92	(212,978)	(74,199)	(2,080)	(289,165)	74,432	1,475,313	1,549,745	7	(19,926)	(10,569)	(30,488)
Franklin Income Securities (IQ Advisor Enhanced ™)	621	(15)	1,978	2,584	—	—	—	—	—	2,584	7,489	10,073	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™)	23	(343)	917	597	—	—	1,094	—	1,094	1,691	1,889	3,580	—	—	80	80
Franklin Large Cap Growth Securities (AdvantEdge ™) (September 9)*	(93)	5	1,362	1,274	18,000	—	—	(19)	17,981	19,255	—	19,255	2,172	(2)	—	2,170
Franklin Large Cap Growth Securities (AnnuiChoice ™)	348	(59,793)	105,073	45,628	861	(27,300)	64,509	(446)	37,624	83,252	198,833	282,085	87	(2,645)	4,735	2,177
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	433	(11,597)	60,780	49,616	45,729	(453)	(15,181)	(972)	29,123	78,739	139,998	218,737	6,138	(185)	(1,794)	4,159
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(282)	(47,334)	79,487	31,871	—	(28,203)	(25,856)	(287)	(54,346)	(22,475)	189,196	166,721	—	(3,305)	(3,044)	(6,349)
Franklin Large Cap Growth Securities (Grandmaster ™)	7	(259)	8,846	8,594	—	—	(196)	(17)	(213)	8,381	31,082	39,463	—	(2)	(24)	(26)
Franklin Large Cap Growth Securities (IQ Annuity ™)	6,064	(142,434)	209,403	73,033	948	(27,299)	(172,156)	(702)	(199,209)	(126,176)	309,361	183,185	100	(2,786)	(15,181)	(17,867)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(1,184)	(11,994)	70,080	56,902	—	(42,791)	59,007	(596)	15,620	72,522	180,198	252,720	—	(4,132)	6,259	2,127
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	1,580	874	6,029	8,483	—	(1,204)	(4,868)	—	(6,072)	2,411	8,327	10,738	—	(142)	142	—
Franklin Mutual Shares Securities (AdvantEdge ™)	624	(1,969)	35,553	34,208	138,179	(164)	13,541	(767)	150,789	184,997	49,503	234,500	19,324	(124)	1,795	20,995
Franklin Mutual Shares Securities (AnnuiChoice ™)	11,288	(161,941)	403,797	253,144	6,451	(148,171)	71,676	(3,126)	(73,170)	179,974	1,135,468	1,315,442	555	(13,168)	5,281	(7,332)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	3,017	(59,923)	149,307	92,401	409,357	(28,949)	(16,382)	(953)	363,073	455,474	267,654	723,128	52,206	(4,441)	(2,234)	45,531
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	8,307	(299,807)	776,847	485,347	22,925	(416,408)	39,440	(1,333)	(355,376)	129,971	2,131,801	2,261,772	4,221	(36,448)	3,407	(28,820)
Franklin Mutual Shares Securities (IQ Annuity ™)	4,601	(325,751)	533,764	212,614	45,219	(286,499)	(67,996)	(1,532)	(310,808)	(98,194)	1,140,918	1,042,724	3,718	(25,495)	(6,156)	(27,933)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	2,889	(173,703)	341,528	170,714	9,191	(119,391)	78,222	(1,772)	(33,750)	136,964	795,489	932,453	760	(11,751)	6,600	(4,391)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	6,365	(35,420)	138,506	109,451	—	(4,659)	(61,013)	—	(65,672)	43,779	442,614	486,393	—	(475)	(5,419)	(5,894)
Franklin Mutual Shares Securities(Grandmaster ™)	112	(706,900)	585,086	(121,702)	578	(126,041)	(1,487,174)	(454)	(1,613,091)	(1,734,793)	2,636,035	901,242	52	(11,556)	(164,488)	(175,992)
Franklin Small Cap Value Securities (AdvantEdge ™)	(336)	6,879	708	7,251	13,480	(1,027)	(5,326)	(48)	7,079	14,330	278	14,608	1,639	(127)	116	1,628
Franklin Small Cap Value Securities (Annuichoice ™)	122	(25,748)	11,585	(14,041)	238	(8,788)	(46,798)	(22)	(55,370)	(69,411)	110,461	41,050	49	(1,346)	(11,974)	(13,271)
Franklin Small Cap Value Securities (Annuichoice II ™)	299	(2,921)	22,857	20,235	17,129	—	(3,878)	(34)	13,217	33,452	56,242	89,694	2,111	—	268	2,379
Franklin Small Cap Value Securities (Grandmaster ™)	135	(1,834)	12,694	10,995	—	(2,582)	2,241	(3)	(344)	10,651	40,551	51,202	—	(396)	334	(62)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(28)	(980)	2,024	1,016	—	(915)	12,008	(3)	11,090	12,106	3,156	15,262	—	(121)	1,633	1,512
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	340	1,312	6,043	7,695	—	—	11,784	—	11,784	19,479	16,686	36,165	—	—	1,932	1,932
Franklin Small Cap Value Securities (IQ Annuuity ™)	(90)	(11,918)	22,780	10,772	1,019	(6,402)	(23,250)	(137)	(28,770)	(17,998)	56,971	38,973	175	(1,146)	(3,526)	(4,497)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Pinnacle Plus ™)	$(41)	$1,109	$14,161	$15,229	$9,188	$(380)	$(922)	$(298)	$7,588	$22,817	$58,740	$81,557	1,243	(101)	(203)	939
Templeton Foriegn Securities Fund (AdvantEdge ™)	106	(442)	7,312	6,976	31,100	—	(1,497)	(60)	29,543	36,519	14,035	50,554	3,766	(7)	(151)	3,608
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	12,205	(123,678)	294,555	183,082	11,350	(91,272)	20,627	(1,334)	(60,629)	122,453	613,247	735,700	767	(6,145)	10	(5,368)
Templeton Foriegn Securities Fund (Grandmaster ™)	5,429	(122,668)	213,484	96,245	320	(51,051)	28,505	(132)	(22,358)	73,887	282,015	355,902	27	(3,524)	2,033	(1,464)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	6,674	(3,348)	129,658	132,984	13,358	(4,259)	(11,421)	(1,048)	(3,370)	129,614	397,761	527,375	939	(424)	(1,058)	(543)
Templeton Foreign Securities Fund (AnnuiChoice ™)	21,786	(191,351)	428,182	258,617	647	(125,841)	(494)	(1,678)	(127,366)	131,251	828,760	960,011	56	(7,911)	(1,401)	(9,256)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	3,444	(40,155)	114,763	78,052	124,284	(1,155)	34,137	(291)	156,975	235,027	167,024	402,051	14,004	(155)	3,749	17,598
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	714	(288)	8,100	8,526	894	(1,816)	(2)	—	(924)	7,602	23,410	31,012	91	(153)	—	(62)
Templeton Growth Securities (AdvantEdge ™)	601	(2,641)	14,008	11,968	13,624	—	(2,609)	(275)	10,740	22,708	37,240	59,948	1,821	(40)	(322)	1,459
Templeton Growth Securities (AnnuiChoice ™)	9,526	(82,751)	196,358	123,133	6,210	(70,014)	71,680	(2,195)	5,681	128,814	472,533	601,347	509	(6,189)	4,825	(855)
Templeton Growth Securities (AnnuiChoice II ™)	3,883	(29,075)	81,832	56,640	7,530	(183)	(22,546)	(677)	(15,876)	40,764	176,981	217,745	1,314	(113)	(2,611)	(1,410)
Templeton Growth Securities (GrandMaster flex3 ™)	18,383	(224,566)	504,739	298,556	3,739	(300,188)	42,663	(806)	(254,592)	43,964	1,127,246	1,171,210	2,146	(25,986)	2,767	(21,073)
Templeton Growth Securities (Grandmaster ™)	9,111	(169,738)	266,435	105,808	—	(35,137)	(121,498)	(214)	(156,849)	(51,041)	541,639	490,598	—	(3,448)	(11,923)	(15,371)
Templeton Growth Securities (IQ Annuity ™)	12,846	(163,481)	336,818	186,183	25,292	(144,038)	(66,579)	(942)	(186,267)	(84)	779,397	779,313	2,014	(13,241)	(5,564)	(16,791)
Templeton Growth Securities (Pinnacle Plus ™)	7,334	(100,283)	210,537	117,588	—	(77,423)	9,344	(805)	(68,884)	48,704	461,294	509,998	—	(7,490)	673	(6,817)
Templeton Growth Securities (IQ Advisor Standard ™)	5,440	(24,674)	77,737	58,503	—	—	(66,658)	—	(66,658)	(8,155)	187,839	179,684	—	—	(5,799)	(5,799)
Van Kampen LIT Comstock (AdvantEdge ™)	4,399	85	24,081	28,565	336,286	—	14	(48)	336,252	364,817	13,484	378,301	43,022	(6)	2	43,018
Van Kampen LIT Comstock (AnnuiChoice ™)	10,809	(105,707)	168,749	73,851	3,121	(83,470)	(81,867)	(806)	(163,022)	(89,171)	421,843	332,672	279	(7,544)	(8,129)	(15,394)
Van Kampen LIT Comstock (AnnuiChoice II ™)	6,467	(41,860)	87,946	52,553	99,386	(43,202)	16,065	(709)	71,540	124,093	97,964	222,057	15,430	(6,905)	3,092	11,617
Van Kampen LIT Comstock (GrandMaster flex3 ™)	5,407	(18,280)	61,492	48,619	266	(39,692)	1,088	(939)	(39,277)	9,342	225,436	234,778	27	(3,664)	(311)	(3,948)
Van Kampen LIT Comstock (Grandmaster ™)	3,069	(13,091)	34,763	24,741	—	(2,846)	(6,658)	(30)	(9,534)	15,207	109,700	124,907	—	(254)	(836)	(1,090)
Van Kampen LIT Comstock (IQ Annuity ™)	15,631	(77,387)	197,391	135,635	20,333	(85,302)	(14,383)	(483)	(79,835)	55,800	561,390	617,190	2,056	(8,733)	(601)	(7,278)
Van Kampen LIT Comstock (IQ Advisor Standard ™)	925	(490)	3,687	4,122	745	(1,573)	26,324	—	25,496	29,618	13,946	43,564	96	(169)	2,449	2,376
Van Kampen LIT Comstock (Pinnacle Plus ™)	4,388	(12,231)	50,966	43,123	—	(24,531)	21,520	(306)	(3,317)	39,806	152,057	191,863	—	(2,301)	2,290	(11)
Van Kampen LIT Capital Growth (AdvantEdge ™) (May 26)*	(132)	777	4,388	5,033	3,480	(3,534)	11,240	(42)	11,144	16,177	—	16,177	469	(427)	1,731	1,773
Van Kampen LIT Capital Growth (AnnuiChoice ™)	(413)	(1,571)	17,564	15,580	99	(7,148)	83,751	(172)	76,530	92,110	4,402	96,512	14	(602)	7,422	6,834
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	(341)	(76)	14,884	14,467	—	—	30,721	(50)	30,671	45,138	9,009	54,147	—	(6)	3,854	3,848
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	(170)	(28)	3,225	3,027	—	—	38,513	(7)	38,506	41,533	1,741	43,274	—	(1)	3,218	3,217
Van Kampen LIT Capital Growth (Grandmaster ™)	(85)	(25)	3,169	3,059	—	—	—	(3)	(3)	3,056	4,827	7,883	—	—	(1)	(1)
Van Kampen LIT Capital Growth (IQ Advisor Standard™)	(301)	(4,514)	10,882	6,067	—	(19,342)	77,851	—	58,509	64,576	—	64,576	—	(1,820)	7,728	5,908
Van Kampen LIT Capital Growth (IQ Annuity ™)	(2,302)	(19,569)	93,998	72,127	12,927	(7,882)	99,378	(201)	104,222	176,349	90,200	266,549	1,321	(754)	8,858	9,425
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	(1,168)	(13,668)	53,528	38,692	—	(2,806)	21,576	(39)	18,731	57,423	31,971	89,394	—	(320)	3,683	3,363
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™) (September 30)	(69)	2	221	154	19,338	—	194	(30)	19,502	19,656	—	19,656	1,812	(3)	18	1,827
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	12,036	(8,421)	42,055	45,670	232	(24,696)	48,695	(230)	24,001	69,671	160,005	229,676	24	(2,569)	4,676	2,131
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	23,474	(3,302)	44,200	64,372	28,930	(7,235)	221,607	(214)	243,088	307,460	96,674	404,134	3,089	(704)	23,019	25,404
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	33,416	(19,537)	73,390	87,269	—	(18,177)	338,795	(85)	320,533	407,802	164,692	572,494	—	(1,153)	20,704	19,551
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	235,250	(68,374)	368,176	535,052	13,280	(87,577)	3,298,710	(461)	3,223,952	3,759,004	337,821	4,096,825	1,253	(8,908)	343,982	336,327
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	31,519	(50,455)	109,992	91,056	9,625	(64,611)	182,800	(443)	127,371	218,427	311,477	529,904	570	(4,216)	10,763	7,117
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	14,583	(12,685)	51,625	53,523	—	(7,575)	(14,425)	(529)	(22,529)	30,994	224,510	255,504	—	(559)	(1,435)	(1,994)
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	588	(382)	1,831	2,037	—	(1,340)	(1)	—	(1,341)	696	8,304	9,000	—	(115)	—	(115)
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	(1,159)	(12,332)	52,858	39,367	71,064	(84)	(5,651)	(312)	65,017	104,384	24,438	128,822	12,035	(58)	(715)	11,262
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(5,137)	(177,783)	428,049	245,129	604	(40,168)	131,989	(921)	91,504	336,633	392,581	729,214	37	(1,588)	3,697	2,146
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(1,818)	(68,337)	154,298	84,143	47,598	(1,772)	(8,271)	(286)	37,269	121,412	95,398	216,810	5,610	(204)	(695)	4,711
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(9,334)	(119,791)	429,861	300,736	7,677	(97,437)	(142,257)	(3,183)	(235,200)	65,536	587,244	652,780	267	(3,884)	(7,228)	(10,845)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(3,668)	(290,633)	422,928	128,627	100	(33,818)	(3,912)	(106)	(37,736)	90,891	285,796	376,687	5	(1,317)	(2,017)	(3,329)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(7,381)	(297,599)	545,102	240,122	43,437	(31,021)	120,511	(1,139)	131,788	371,910	383,408	755,318	1,850	(1,438)	3,252	3,664
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(5,910)	(36,586)	223,565	181,069	90	(8,888)	33,190	(510)	23,882	204,951	259,656	464,607	4	(472)	1,607	1,139
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	(280)	(729)	12,818	11,809	—	(19,066)	154,824	—	135,758	147,567	2,260	149,827	—	(889)	7,520	6,631
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge ™) (Janaury 9)*	(106)	981	14,718	15,593	39,153	—	(4,745)	(194)	34,214	49,807	—	49,807	6,634	(27)	(639)	5,968
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)	(252)	(8,288)	27,455	18,915	50,462	(46)	31,768	(170)	82,014	100,929	15,205	116,134	6,626	(26)	4,732	11,332
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	(66)	490	11,276	11,700	—	(337)	21,009	(3)	20,669	32,369	5,010	37,379	—	(50)	3,693	3,643
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)	(242)	(6,947)	13,732	6,543	—	(6,762)	(723)	(109)	(7,594)	(1,051)	39,405	38,354	—	(1,057)	(820)	(1,877)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	—	(168)	4,299	4,131	18,530	(82)	(159)	(64)	18,225	22,356	3,499	25,855	2,798	(21)	(24)	2,753
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	6,303	(183,217)	259,949	83,035	4,809	(53,518)	51,687	(548)	2,430	85,465	296,186	381,651	1,067	(11,590)	11,332	809

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	$2,373	$(165,242)	$186,730	$23,861	$18,233	$(77)	$(12,261)	$(148)	$5,747	$29,608	$165,409	$195,017	3,742	(427)	(5,830)	(2,515)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	2,680	(113,543)	165,977	55,114	3,900	(9,241)	13,925	(346)	8,238	63,352	255,040	318,392	338	(964)	369	(257)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	2,240	(242,003)	275,642	35,879	490	(43,921)	(42,943)	(153)	(86,527)	(50,648)	228,087	177,439	43	(3,213)	(3,201)	(6,371)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	1,062	(241,429)	254,343	13,976	3,985	(19,304)	(132,400)	(124)	(147,843)	(133,867)	279,057	145,190	762	(4,379)	(31,412)	(35,029)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	3,315	(92,044)	138,473	49,744	19,431	(55,055)	(18,962)	(523)	(55,109)	(5,365)	289,552	284,187	1,371	(4,128)	(1,981)	(4,738)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	3,555	(35,118)	73,356	41,793	—	(2,987)	12,436	—	9,449	51,242	168,625	219,867	—	(287)	613	326
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	2,288	(51,593)	136,789	87,484	187	(55,505)	(62,383)	(973)	(118,674)	(31,190)	434,859	403,669	22	(6,246)	(5,273)	(11,497)
DWS Small Cap Index (AnnuiChoice II ™)	(59)	1,403	12,309	13,653	—	—	48,589	(86)	48,503	62,156	22,155	84,311	—	(11)	6,642	6,631
DWS Small Cap Index (GrandMaster flex3 ™)	(2)	7,902	14,934	22,834	37	(26,830)	(3,209)	(700)	(30,702)	(7,868)	144,585	136,717	4	(3,128)	(593)	(3,717)
DWS Small Cap Index (Grandmaster ™)	200	(20,863)	36,521	15,858	—	—	(19,052)	(1)	(19,053)	(3,195)	91,207	88,012	—	—	(2,395)	(2,395)
DWS Small Cap Index (IQ3 ™)	1,486	(156,909)	250,033	94,610	11,198	(33,913)	3,497	(556)	(19,774)	74,836	346,402	421,238	1,366	(3,420)	1,212	(842)
DWS Small Cap Index (Pinnacle Plus ™)	(225)	(2,764)	24,889	21,900	—	(898)	11,531	(84)	10,549	32,449	81,590	114,039	—	(98)	1,147	1,049
DWS Small Cap Index (IQ Advisor Standard ™)	133	229	2,988	3,350	745	(1,455)	—	—	(710)	2,640	13,146	15,786	93	(160)	—	(67)
Columbia VIT Mid Cap Value (AdvantEdge ™) (September 9)*	(23)	1	366	344	6,417	—	4,545	(6)	10,956	11,300	—	11,300	513	—	361	874
Columbia VIT Mid Cap Value (AnnuiChoice ™) (August 18)*	(23)	2	887	866	—	—	6,991	(4)	6,987	7,853	—	7,853	—	—	605	605
Columbia VIT Mid Cap Value (AnnuiChoice II ™) (July 7)*	14	43	794	851	4,286	—	1,739	(2)	6,023	6,874	—	6,874	347	—	183	530
Columbia VIT Mid Cap Value (Grandmaster flex3 ™) (July 7)*	4	92	144	240	—	(10)	1,005	—	995	1,235	—	1,235	—	(1)	96	95
Columbia VIT Small Cap Value (AdvantEdge ™) (September 9)*	(31)	1	347	317	6,000	—	1	(6)	5,995	6,312	—	6,312	506	(1)	—	505
Columbia VIT Small Cap Value (AnnuiChoice ™) (August 18)*	(124)	16	3,762	3,654	—	—	58,871	(73)	58,798	62,452	—	62,452	—	(6)	4,983	4,977
Columbia VIT Small Cap Value (AnnuiChoice II ™) (July 20)*	(72)	472	1,417	1,817	25,819	(44)	881	(55)	26,601	28,418	—	28,418	2,204	(8)	71	2,267
Columbia VIT Small Cap Value (Grandmaster flex3 ™) (July 7)*	(74)	131	49	106	—	(11)	26,067	—	26,056	26,162	—	26,162	—	(1)	2,094	2,093
Columbia VIT Small Cap Value (Grandmaster ™) (October 2)*	—	—	11	11	—	—	149	—	149	160	—	160	—	—	13	13
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™) (August 10)*	1,246	4	(598)	652	8,700	—	19,924	(18)	28,606	29,258	—	29,258	911	(2)	2,045	2,954
Pimco VIT All Asset (AnnuiChoice ™)	2,659	(7,740)	11,659	6,578	—	(317)	(18,872)	(21)	(19,210)	(12,632)	62,896	50,264	—	(38)	(2,518)	(2,556)
Pimco VIT All Asset (AnnuiChoice II ™)	4,486	(11,432)	18,262	11,316	32,623	(4,563)	(12,144)	(141)	15,775	27,091	67,386	94,477	3,710	(472)	(1,875)	1,363
Pimco VIT All Asset (Grandmaster ™)	5,246	1,100	7,728	14,074	—	(2,932)	89,269	(19)	86,318	100,392	11,720	112,112	—	(318)	10,266	9,948
Pimco VIT All Asset (GrandMaster flex3 ™)	6,736	(3,807)	29,142	32,071	—	(6,456)	50,659	(73)	44,130	76,201	54,110	130,311	—	(710)	7,388	6,678
Pimco VIT All Asset (IQ Annuity ™)	4,484	(2,290)	13,544	15,738	43,218	(6,214)	25,438	(149)	62,293	78,031	16,029	94,060	5,224	(723)	3,107	7,608
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	5,245	(727)	8,817	13,335	58,963	—	(1,562)	(202)	57,199	70,534	6,456	76,990	10,441	(33)	(227)	10,181
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	15,942	(15,199)	47,345	48,088	2,898	(14,661)	51,506	(190)	39,553	87,641	106,025	193,666	504	(2,593)	8,815	6,726
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	17,618	(81,874)	111,147	46,891	35,396	(1,298)	28,216	(258)	62,056	108,947	110,695	219,642	6,509	(252)	3,356	9,613
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	6,699	(972)	10,979	16,706	—	(1,471)	61,842	(23)	60,348	77,054	8,513	85,567	—	(275)	11,348	11,073
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	22,327	(7,504)	51,419	66,242	1,200	(14,984)	156,128	(35)	142,309	208,551	72,311	280,862	239	(2,416)	29,328	27,151
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	88,392	(17,199)	3,182	74,375	48,462	(37,460)	1,043,651	(570)	1,054,083	1,128,458	67,800	1,196,258	10,336	(6,617)	162,126	165,845
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	9,835	5,738	6,857	22,430	—	(6,460)	100,348	(113)	93,775	116,205	15,249	131,454	—	(1,123)	17,778	16,655
Pimco VIT Low Duration (AnnuiChoice ™)	10,275	5,462	998	16,735	—	(9,954)	241,817	(1,480)	230,383	247,118	28,449	275,567	—	(1,103)	23,467	22,364
Pimco VIT Low Duration (AnnuiChoice II ™)	13,706	8,450	(11,037)	11,119	461,456	—	109,958	(192)	571,222	582,341	14,364	596,705	43,108	(18)	10,485	53,575
Pimco VIT Low Duration (Grandmaster™)	8,504	6,069	1,821	16,394	—	—	248,605	(22)	248,583	264,977	—	264,977	—	(2)	24,464	24,462
Pimco VIT Low Duration (GrandMaster flex3 ™)	5,522	2,038	1,853	9,413	—	(8,192)	92,128	(86)	83,850	93,263	70,608	163,871	—	(834)	8,724	7,890
Pimco VIT Low Duration (IQ Annuity ™)	13,491	6,446	8,137	28,074	3,732	(17,756)	154,040	(172)	139,844	167,918	168,909	336,827	359	(1,709)	15,071	13,721
Pimco VIT Low Duration (Pinnacle Plus ™)	2,834	1,262	2,708	6,804	—	(940)	18,234	(97)	17,197	24,001	42,419	66,420	—	(98)	1,880	1,782
Pimco VIT Real Return (AdvantEdge ™)	793	(30)	1,672	2,435	—	(2,844)	1,637	(15)	(1,222)	1,213	14,345	15,558	—	(279)	169	(110)
Pimco VIT Real Return (AnnuiChoice ™)	27,295	8,802	19,350	55,447	—	(60,864)	416,660	(2,192)	353,604	409,051	116,011	525,062	—	(6,459)	43,638	37,179
Pimco VIT Real Return (AnnuiChoice II ™)	11,964	275	8,805	21,044	92,180	(5,442)	57,170	(144)	143,764	164,808	92,181	256,989	9,038	(530)	5,794	14,302
Pimco VIT Real Return (IQ Annuity ™)	16,033	(30,026)	82,997	69,004	18,387	(29,701)	(449,856)	(701)	(461,871)	(392,867)	632,365	239,498	2,034	(3,224)	(46,680)	(47,870)
Pimco VIT Real Return (Grandmaster ™)	13,267	5,316	17,419	36,002	—	(50,258)	117,753	(37)	67,458	103,460	153,329	256,789	—	(4,856)	12,344	7,488
Pimco VIT Real Return (GrandMaster flex3 ™)	4,623	10,253	(1,043)	13,833	—	(9,236)	(64,890)	(64)	(74,190)	(60,357)	168,024	107,667	—	(956)	(7,521)	(8,477)
Pimco VIT Real Return (Pinnacle Plus ™)	4,284	(1,236)	11,894	14,942	—	(37,449)	16,848	(161)	(20,762)	(5,820)	95,654	89,834	—	(3,766)	1,700	(2,066)
Pimco VIT Total Return (AdvantEdge ™)	16,787	8,186	2,135	27,108	281,949	(162)	125,625	(1,370)	406,042	433,150	155,245	588,395	25,808	(138)	10,775	36,445
Pimco VIT Total Return (AnnuiChoice ™)	75,942	87,696	4,055	167,693	66	(449,842)	627,174	(4,363)	173,035	340,728	1,080,397	1,421,125	10	(43,140)	61,028	17,898
Pimco VIT Total Return (AnnuiChoice II ™)	41,109	32,204	3,948	77,261	797,588	(186,942)	333,256	(2,066)	941,836	1,019,097	172,923	1,192,020	73,126	(17,960)	31,908	87,074
Pimco VIT Total Return (IQ Annuity ™)	44,799	20,392	20,746	85,937	64,387	(317,492)	600,914	(743)	347,066	433,003	837,148	1,270,151	6,272	(30,905)	54,033	29,400

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Change in net unrealized appreciation (depreciation) during the period	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Total Return (Grandmaster ™)	$114,569	$144,100	$69,141	$327,810	$6,694	$(275,326)	$1,711,761	$(1,168)	$1,441,961	$1,769,771	$261,093	$2,030,864	625	(26,373)	180,154	154,406
Pimco VIT Total Return (GrandMaster flex3 ™)	100,133	65,716	51,779	217,628	4,205	(100,703)	1,808,004	(1,498)	1,710,008	1,927,636	710,161	2,637,797	385	(9,751)	173,557	164,191
Pimco VIT Total Return (Pinnacle Plus ™)	25,279	28,599	9,491	63,369	270	(73,884)	8,795	(1,073)	(65,892)	(2,523)	468,939	466,416	25	(7,022)	1,733	(5,264)
Investor Class:
Rydex VT Multi Hedge Strategies (AdvantEdge ™)	(40)	(76)	(336)	(452)	—	—	2,494	(104)	2,390	1,938	9,890	11,828	—	(13)	315	302
Rydex VT Multi Hedge Strategies (AnnuiChoice ™)	4	(10,829)	8,036	(2,789)	1,983	(47,737)	36,428	(157)	(9,483)	(12,272)	68,582	56,310	251	(6,071)	4,644	(1,176)
Rydex VT Multi Hedge Strategies (AnnuiChoice II ™)	70	(3,218)	2,235	(913)	5,087	—	25,409	(72)	30,424	29,511	36,302	65,813	638	(9)	3,236	3,865
Rydex VT Multi Hedge Strategies (Grandmaster ™)	(56)	(102)	49	(109)	—	—	23,263	(1)	23,262	23,153	1,277	24,430	—	—	2,934	2,934
Rydex VT Multi Hedge Strategies (Grandmaster flex3 ™) (May 29)*	20	1	108	129	—	—	10,908	—	10,908	11,037	—	11,037	—	—	1,400	1,400
Rydex VT Multi Hedge Strategies (IQ Annuity ™)	(103)	(8,328)	6,341	(2,090)	26,491	(15,215)	(758)	(78)	10,440	8,350	51,869	60,219	3,368	(1,950)	(53)	1,365
Rydex VT Multi Hedge Strategies (Pinnacle Plus ™) (May 29)*	11	1	81	93	—	—	8,743	—	8,743	8,836	—	8,836	—	—	1,123	1,123
Rydex VT Alternative Strategies Allocation (AdvantEdge ™) (February 26)*	(519)	2,741	339	2,561	—	(1,131)	9,113	(33)	7,949	10,510	—	10,510	—	(121)	1,191	1,070
Rydex VT Alternative Strategies Allocation (AdvantEdge ™) (April 9)*	(721)	29	1,646	954	83,579	—	45,007	(14)	128,572	129,526	—	129,526	8,519	(1)	4,667	13,185
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™) (March 25)*	(508)	51	2,393	1,936	53,105	(499)	37,731	(135)	90,202	92,138	—	92,138	5,414	(64)	3,985	9,335
Rydex VT Alternative Strategies Allocation (Grandmaster flex3 ™) (March 31)*	(171)	1,357	250	1,436	—	(956)	20,629	(1)	19,672	21,108	—	21,108	—	(98)	2,241	2,143
Rydex VT Alternative Strategies Allocation (IQ Annuity ™) (February 12)*	(180)	957	11	788	—	(15,747)	16,000	(20)	233	1,021	—	1,021	—	(1,629)	1,733	104
Rydex VT All-Cap Opportunity (AdvantEdge ™)	(147)	(473)	3,268	2,648	14,019	—	5,136	(9)	19,146	21,794	1,988	23,782	1,903	(1)	657	2,559
Rydex VT All-Cap Opportunity (AnnuiChoice ™)	(443)	(32,829)	38,336	5,064	3,994	(2,051)	(51,913)	(21)	(49,991)	(44,927)	82,528	37,601	588	(278)	(8,438)	(8,128)
Rydex VT All-Cap Opportunity (AnnuiChoice II ™)	(124)	(81)	4,142	3,937	3,988	—	12,206	(19)	16,175	20,112	1,887	21,999	621	(3)	1,723	2,341
Rydex VT All-Cap Opportunity (IQ Annuity ™)	(567)	(4,647)	14,439	9,225	4,821	(1,784)	6,032	(129)	8,940	18,165	41,133	59,298	689	(280)	541	950
Rydes VT All-Cap Opportunity (Grandmaster ™) (February 23)	(33)	6	1,090	1,063	—	—	2,524	—	2,524	3,587	—	3,587	—	—	442	442
Rydex VT All-Cap Opportunity (GrandMaster flex3 ™)	(173)	(1,300)	4,214	2,741	—	(2,954)	146	(7)	(2,815)	(74)	11,345	11,271	—	(387)	23	(364)
Rydes VT All-Cap Opportunity (Pinnacle Plus ™)	(217)	(3,435)	7,584	3,932	—	(1,043)	(422)	(10)	(1,475)	2,457	9,761	12,218	—	(171)	171	—
Rydex VT Managed Futures Strategies (AdvantEdge ™) (January 9)*	(538)	(18)	(1,231)	(1,787)	52,223	(80)	8,231	(228)	60,146	58,359	—	58,359	5,631	(34)	901	6,498
Rydex VT Managed Futures Strategies (AnnuiChoice ™) (February 10)*	(307)	(1,291)	(1)	(1,599)	—	(9,449)	11,593	(103)	2,041	442	—	442	—	(1,031)	1,080	49
Rydex VT Managed Futures Strategies (AnnuiChoice II ™) (February 17)*	(271)	(4)	288	13	38,534	—	13,268	(29)	51,773	51,786	—	51,786	4,297	(3)	1,445	5,739
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™) (April 17)*	(135)	4	180	49	—	(72)	13,934	—	13,862	13,911	—	13,911	—	(8)	1,553	1,545
Rydex VT Managed Futures Strategies (IQ Annuity ™)	(8,929)	(20,853)	639	(29,143)	—	(43,394)	115,239	(1,029)	70,816	41,673	24,712	66,385	—	(4,799)	9,581	4,782
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	(214)	(1,659)	1,082	(791)	—	(1,561)	(7,438)	(7)	(9,006)	(9,797)	21,712	11,915	—	(165)	(791)	(956)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$2,790	$290	$(113,867)	$(110,787)	$—	$(8,251)	$(52,034)	$(409)	$(60,694)	$(171,481)	$361,879	$190,398	—	(766)	(6,506)	(7,272)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	11,770	131,527	(750,840)	(607,543)	—	(117,780)	(162,546)	(587)	(280,913)	(888,456)	2,178,484	1,290,028	—	(10,643)	(16,299)	(26,942)
Touchstone Aggressive ETF (Grandmaster ™)	1,464	12,804	(64,438)	(50,170)	—	(37,000)	—	(5)	(37,005)	(87,175)	196,020	108,845	—	(3,277)	—	(3,277)
Touchstone Aggressive ETF (IQ Annuity ™)	29,723	226,915	(1,442,193)	(1,185,555)	4,514	(29,760)	(163,889)	(626)	(189,761)	(1,375,316)	3,966,200	2,590,884	412	(2,857)	(18,470)	(20,915)
Touchstone Aggressive ETF (Pinnacle Plus ™)	1,007	10,558	(57,034)	(45,469)	—	—	2	(310)	(308)	(45,777)	150,132	104,355	—	(32)	—	(32)
Touchstone Baron Small Cap Growth (AdvantEdge ™) (February 25)*	(113)	3,801	(10,116)	(6,428)	22,447	—	1	—	22,448	16,020	—	16,020	2,291	—	—	2,291
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(16,946)	164,852	(763,150)	(615,244)	1,628	(337,424)	(324,413)	(5,553)	(665,762)	(1,281,006)	2,251,623	970,617	152	(22,618)	(19,959)	(42,425)
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	(1,561)	(10,111)	(40,942)	(52,614)	22,414	(1,754)	29,304	(53)	49,911	(2,703)	112,577	109,874	2,434	(181)	2,536	4,789
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(15,598)	69,435	(433,841)	(380,004)	2,371	(392,087)	29,512	(912)	(361,116)	(741,120)	1,376,195	635,075	166	(26,919)	2,254	(24,499)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(3,279)	6,663	(112,500)	(109,116)	1,333	(33,078)	(22,788)	(46)	(54,579)	(163,695)	330,126	166,431	96	(2,857)	(2,362)	(5,123)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(35,828)	485,541	(1,448,414)	(998,701)	32,368	(336,751)	(179,816)	(873)	(485,072)	(1,483,773)	3,208,093	1,724,320	1,914	(21,596)	(12,427)	(32,109)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(5,627)	17,810	(156,024)	(143,841)	1,641	(34,977)	(90,504)	(517)	(124,357)	(268,198)	509,490	241,292	103	(2,170)	(6,024)	(8,091)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(41)	937	(2,924)	(2,028)	—	—	(1)	—	(1)	(2,029)	5,937	3,908	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,029)	24,602	(83,068)	(59,495)	745	(1,085)	(49,047)	—	(49,387)	(108,882)	216,025	107,143	50	(79)	(3,342)	(3,371)
Touchstone Conservative ETF (AnnuiChoice ™)	14,480	24,855	(125,828)	(86,493)	—	(32,153)	(80,192)	(512)	(112,857)	(199,350)	894,454	695,104	—	(2,839)	(7,345)	(10,184)
Touchstone Conservative ETF (GrandMaster flex3 ™)	(5,195)	32,921	(139,778)	(112,052)	—	(148,988)	(1,179,584)	(353)	(1,328,925)	(1,440,977)	1,850,036	409,059	—	(13,941)	(107,495)	(121,436)
Touchstone Conservative ETF (Grandmaster ™)	10,635	27,506	(94,829)	(56,688)	—	(49,377)	(30,055)	(76)	(79,508)	(136,196)	678,370	542,174	—	(4,432)	(1,739)	(6,171)
Touchstone Conservative ETF (IQ Annuity ™)	15,021	21,629	(155,380)	(118,730)	368,264	(310,590)	(503,069)	(2,505)	(447,900)	(566,630)	1,572,943	1,006,313	33,917	(29,353)	(43,266)	(38,702)
Touchstone Conservative ETF (Pinnacle Plus ™)	932	(535)	(25,456)	(25,059)	—	—	(78,742)	(15)	(78,757)	(103,816)	231,689	127,873	—	(1)	(7,711)	(7,712)
Touchstone Conservative ETF (IQ Advisor Standard ™)	3,032	2,931	(18,876)	(12,913)	—	—	—	—	—	(12,913)	128,676	115,763	—	—	—	—
Touchstone Core Bond (AdvantEdge ™) (February 25)*	897	—	(404)	493	—	—	17,879	(9)	17,870	18,363	—	18,363	—	(1)	1,920	1,919
Touchstone Core Bond (AnnuiChoice ™)	37,506	(65,985)	(77,626)	(106,105)	21,863	(972,432)	89,007	(9,047)	(870,609)	(976,714)	2,128,506	1,151,792	1,914	(79,625)	4,204	(73,507)
Touchstone Core Bond (AnnuiChoice II ™)	1,932	(1,674)	(2,660)	(2,402)	117,046	(19,946)	(98,462)	(13)	(1,375)	(3,777)	55,938	52,161	11,093	(1,892)	(9,332)	(131)
Touchstone Core Bond (GrandMaster flex3 ™)	15,365	(10,287)	(38,301)	(33,223)	58	(157,270)	99,447	(2,069)	(59,834)	(93,057)	592,380	499,323	46	(14,122)	8,194	(5,882)
Touchstone Core Bond (Grandmaster ™)	15,061	(9,664)	(41,616)	(36,219)	—	(215,791)	583,859	(166)	367,902	331,683	118,121	449,804	—	(19,712)	51,799	32,087
Touchstone Core Bond (IQ Annuity ™)	16,423	(14,252)	(36,216)	(34,045)	27,024	(159,861)	(213,545)	(1,054)	(347,436)	(381,481)	978,392	596,911	2,298	(13,687)	(17,835)	(29,224)
Touchstone Core Bond (Pinnacle Plus ™)	18,818	(20,751)	(39,513)	(41,446)	3,474	(50,328)	(36,654)	(1,298)	(84,806)	(126,252)	740,207	613,955	325	(4,834)	(4,304)	(8,813)
Touchstone Core Bond (IQ Advisor Standard ™)	11,964	(3,714)	(20,671)	(12,421)	—	(6,329)	107,343	—	101,014	88,593	186,681	275,274	—	(579)	9,533	8,954
Touchstone Mid Cap Growth (AdvantEdge ™) (February 25)*	664	159	(4,344)	(3,521)	20,544	—	(5,000)	(4)	15,540	12,019	—	12,019	2,696	(1)	(827)	1,868
Touchstone Mid Cap Growth (AnnuiChoice ™)	78,987	164,840	(1,648,689)	(1,404,862)	7,560	(268,378)	(593,397)	(11,382)	(865,597)	(2,270,459)	4,179,396	1,908,937	537	(18,807)	(36,236)	(54,506)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	27,665	101,146	(580,210)	(451,399)	280,287	(30,409)	8,325	(286)	257,917	(193,482)	858,586	665,104	24,874	(2,893)	(964)	21,017
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	1,820	(583,811)	151,573	(430,418)	3,120	(522,699)	(1,505,470)	(1,463)	(2,026,512)	(2,456,930)	2,760,146	303,216	353	(31,866)	(94,347)	(125,860)
Touchstone Mid Cap Growth (Grandmaster ™)	3,857	(47,100)	(68,022)	(111,265)	30	(9,932)	(144,047)	(76)	(154,025)	(265,290)	381,053	115,763	2	(689)	(11,105)	(11,792)
Touchstone Mid Cap Growth (IQ Annuity ™)	22,412	(443,014)	(328,431)	(749,033)	20,260	(323,922)	(1,047,719)	(2,275)	(1,353,656)	(2,102,689)	2,846,174	743,485	1,336	(20,508)	(68,574)	(87,746)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	6,945	(64,836)	(155,834)	(213,725)	16,549	(35,630)	(119,675)	(542)	(139,298)	(353,023)	584,961	231,938	1,231	(2,293)	(9,370)	(10,432)
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	2,496	(35,356)	(30,452)	(63,312)	—	(4,733)	6,872	—	2,139	(61,173)	113,687	52,514	—	(319)	(1,275)	(1,594)
Touchstone Large Cap Core Equity (AnnuiChoice ™)	7,985	(62,501)	(456,614)	(511,130)	3,473	(602,571)	1,776,430	(4,531)	1,172,801	661,671	229,066	890,737	350	(58,536)	153,023	94,837
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	1,527	3,619	(73,530)	(68,384)	63,660	(20,605)	148,077	(146)	190,986	122,602	24,839	147,441	6,006	(1,942)	13,923	17,987
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(2,752)	(199,533)	(151,418)	(353,703)	—	(225,997)	(325,004)	(3,544)	(554,545)	(908,248)	1,331,847	423,599	55	(21,064)	(31,173)	(52,182)
Touchstone Large Cap Core Equity (Grandmaster ™)	1,116	349	(44,130)	(42,665)	1,360	(3,662)	141,356	(65)	138,989	96,324	5,540	101,864	136	(405)	11,975	11,706
Touchstone Large Cap Core Equity (IQ Annuity ™)	1,964	(79,172)	(343,100)	(420,308)	1,859	(229,792)	784,970	(1,254)	555,783	135,475	599,751	735,226	187	(22,797)	68,097	45,487
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	1,158	(12,651)	(148,789)	(160,282)	8,592	(19,118)	306,707	(196)	295,985	135,703	152,864	288,567	805	(1,823)	22,218	21,200
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	(28)	(19,335)	2,591	(16,772)	1,489	(3,453)	(100,093)	—	(102,057)	(118,829)	135,078	16,249	125	(299)	(8,213)	(8,387)
Touchstone Enhanced ETF (AdvantEdge ™) (February 25)*	3,511	3,344	(8,550)	(1,695)	109,752	—	9,240	—	118,992	117,297	—	117,297	15,015	—	911	15,926
Touchstone Enhanced ETF (AnnuiChoice ™)	37,788	131,135	(470,009)	(301,086)	—	(35,809)	(267,618)	(496)	(303,923)	(605,009)	1,127,106	522,097	—	(2,944)	(24,681)	(27,625)
Touchstone Enhanced ETF (GrandMaster flex3 ™)	265,126	736,710	(3,621,396)	(2,619,560)	—	(90,764)	(2,941,385)	(2,642)	(3,034,791)	(5,654,351)	9,898,441	4,244,090	—	(7,882)	(275,617)	(283,499)
Touchstone Enhanced ETF (Grandmaster ™)	51,875	194,147	(641,908)	(395,886)	—	(23,045)	(320,783)	(35)	(343,863)	(739,749)	1,485,617	745,868	—	(2,527)	(27,359)	(29,886)
Touchstone Enhanced ETF (IQ Annuity ™)	274,098	1,031,915	(3,276,060)	(1,970,047)	229,912	(591,727)	124,166	(1,227)	(238,876)	(2,208,923)	6,227,452	4,018,529	19,504	(51,903)	10,283	(22,116)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (Pinnacle Plus ™)	$990	$25,092	$(49,137)	$(23,055)	$—	$(9,378)	$(186,854)	$(73)	$(196,305)	$(219,360)	$252,070	$32,710	—	(797)	(15,234)	(16,031)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	2,369	7,706	(24,512)	(14,437)	—	—	—	—	—	(14,437)	45,182	30,745	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard ™)	10,448	35,612	(118,791)	(72,731)	—	(31,309)	(69,592)	—	(100,901)	(173,632)	308,454	134,822	—	(2,398)	(5,439)	(7,837)
Touchstone High Yield (AnnuiChoice ™)	20,557	(26,812)	(106,000)	(112,255)	2,348	(160,609)	(13,864)	(1,531)	(173,656)	(285,911)	593,033	307,122	197	(11,149)	(1,285)	(12,237)
Touchstone High Yield (AnnuiChoice II ™)	27,014	(4,735)	(42,335)	(20,056)	18,065	(14,435)	272,559	(11)	276,178	256,122	87,581	343,703	1,749	(1,451)	34,900	35,198
Touchstone High Yield (GrandMaster flex3 ™)	307,843	(112,657)	(284,613)	(89,427)	1,271	(246,457)	3,305,422	(883)	3,059,353	2,969,926	989,387	3,959,313	93	(18,287)	326,369	308,175
Touchstone High Yield (Grandmaster ™)	40,864	(5,061)	(42,496)	(6,693)	—	(7,541)	430,834	(38)	423,255	416,562	115,294	531,856	—	(675)	51,955	51,280
Touchstone High Yield (IQ Annuity ™)	39,144	(55,065)	(169,760)	(185,681)	7,723	(104,168)	54,344	(735)	(42,836)	(228,517)	842,920	614,403	595	(7,898)	5,879	(1,424)
Touchstone High Yield (Pinnacle Plus ™)	16,380	(8,848)	(103,705)	(96,173)	2,111	(24,215)	33,085	(224)	10,757	(85,416)	357,779	272,363	180	(2,313)	2,751	618
Touchstone Moderate ETF (AdvantEdge ™) (February 25)*	1,803	1,989	(26,755)	(22,963)	160,524	—	1	—	160,525	137,562	—	137,562	16,802	—	—	16,802
Touchstone Moderate ETF (AnnuiChoice ™)	31,486	44,350	(1,151,889)	(1,076,053)	401	(533,880)	1,462,172	(8,692)	920,001	(156,052)	3,639,882	3,483,830	79	(51,394)	115,728	64,413
Touchstone Moderate ETF (AnnuiChoice II ™) (April 25)*	527	699	(12,335)	(11,109)	—	(33,273)	89,802	(18)	56,511	45,402	—	45,402	—	(3,313)	8,944	5,631
Touchstone Moderate ETF (GrandMaster flex3 ™)	(1,945)	2,729	(1,432,293)	(1,431,509)	1,624	(570,306)	(406,997)	(2,350)	(978,029)	(2,409,538)	6,590,870	4,181,332	160	(61,138)	(45,045)	(106,023)
Touchstone Moderate ETF (Grandmaster ™)	(778)	(42,676)	(142,270)	(185,724)	—	(96,483)	(445)	(109)	(97,037)	(282,761)	653,171	370,410	—	(8,551)	(6,664)	(15,215)
Touchstone Moderate ETF (IQ Annuity ™)	3,347	(31,936)	(699,108)	(727,697)	69,823	(662,525)	527,992	(4,198)	(68,908)	(796,605)	3,001,352	2,204,747	6,514	(61,437)	38,748	(16,175)
Touchstone Moderate ETF (Pinnacle Plus ™)	1,336	6,598	(130,718)	(122,784)	—	(54,963)	314,268	(646)	258,659	135,875	266,639	402,514	—	(4,907)	25,817	20,910
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	377	1,554	(11,139)	(9,208)	—	(8,000)	—	—	(8,000)	(17,208)	51,523	34,315	—	(638)	—	(638)
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,303	1,323	(28,450)	(25,824)	—	(3,000)	—	(30)	(3,030)	(28,854)	123,274	94,420	—	(315)	—	(315)
Touchstone Money Market (AdvantEdge ™) (February 25)*	695	—	—	695	290,492	—	(100,350)	(89)	190,053	190,748	—	190,748	28,792	(9)	(9,919)	18,864
Touchstone Money Market (AnnuiChoice ™)	1,169	—	—	1,169	—	(280)	7	(188)	(461)	708	59,911	60,619	—	(41)	—	(41)
Touchstone Money Market (Grandmaster ™)	126,421	—	—	126,421	33,806	(3,845,256)	6,212,983	(2,730)	2,398,803	2,525,224	6,561,792	9,087,016	3,075	(349,655)	565,247	218,667
Touchstone Money Market (IQ Annuity ™)	18,321	—	—	18,321	10,000	(559,553)	599,421	(584)	49,284	67,605	581,484	649,089	907	(50,951)	55,368	5,324
Touchstone Money Market (IQ3 ™)	1,587	—	—	1,587	—	(2,345)	(3)	(189)	(2,537)	(950)	106,357	105,407	—	(229)	—	(229)
Touchstone Third Avenue Value (AdvantEdge ™) (February 25)*	362	3,427	(15,744)	(11,955)	31,451	—	—	—	31,451	19,496	—	19,496	3,052	—	—	3,052
Touchstone Third Avenue Value (AnnuiChoice ™)	35,619	18	(2,749,404)	(2,713,767)	32,482	(1,264,249)	(1,374,668)	(27,914)	(2,634,349)	(5,348,116)	8,972,425	3,624,309	2,005	(72,908)	(81,147)	(152,050)
Touchstone Third Avenue Value (AnnuiChoice II ™)	7,128	63,928	(378,384)	(307,328)	88,892	(38,902)	205,674	(773)	254,891	(52,437)	578,407	525,970	9,985	(4,007)	21,010	26,988
Touchstone Third Avenue Value (GrandMaster flex3 ™)	9,893	(490,646)	(801,782)	(1,282,535)	40,024	(1,451,731)	(223,756)	(2,515)	(1,637,978)	(2,920,513)	5,295,920	2,375,407	2,620	(95,467)	10,315	(82,532)
Touchstone Third Avenue Value (Grandmaster ™)	6,321	(62,767)	(806,628)	(863,074)	1,490	(285,444)	(268,152)	(412)	(552,518)	(1,415,592)	2,545,634	1,130,042	111	(20,368)	(23,517)	(43,774)
Touchstone Third Avenue Value (IQ Annuity ™)	7,181	36,793	(2,000,181)	(1,956,207)	217,608	(853,434)	(1,309,946)	(4,528)	(1,950,300)	(3,906,507)	6,551,226	2,644,719	13,829	(54,503)	(83,397)	(124,071)
Touchstone Third Avenue Value (Pinnacle Plus ™)	(801)	(82,589)	(541,455)	(624,845)	17,618	(206,569)	(206,572)	(1,246)	(396,769)	(1,021,614)	1,796,648	775,034	981	(13,104)	(15,224)	(27,347)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	56	595	(2,834)	(2,183)	—	—	1	—	1	(2,182)	5,595	3,413	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard ™)	10,631	81,757	(352,518)	(260,130)	1,489	(6,501)	266,167	—	261,155	1,025	497,851	498,876	100	(491)	20,757	20,366
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	2,034	(3,841)	(137,006)	(138,813)	—	(90,032)	(104,754)	(1,854)	(196,640)	(335,453)	513,237	177,784	—	(5,582)	(8,005)	(13,587)
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	(1,350)	37,401	(300,656)	(264,605)	—	(199,702)	(48,962)	(704)	(249,368)	(513,973)	954,655	440,682	—	(12,836)	(3,649)	(16,485)
JP Morgan Mid Cap Value (Grandmaster ™)	48	4,394	(31,067)	(26,625)	—	(8,737)	(6,752)	(14)	(15,503)	(42,128)	89,692	47,564	—	(659)	(554)	(1,213)
JP Morgan Mid Cap Value (IQ3 ™)	(125)	17,383	(111,789)	(94,531)	—	(70,309)	(36,443)	(440)	(107,192)	(201,723)	361,186	159,463	—	(4,508)	(2,273)	(6,781)
JP Morgan Mid Cap Value (Pinnacle Plus ™)	(850)	(1,468)	(117,499)	(119,817)	583	(33,730)	(71,379)	(207)	(104,733)	(224,550)	386,199	161,649	36	(2,548)	(5,955)	(8,467)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	150,781	308,493	(9,458,196)	(8,998,922)	51,317	(3,282,420)	(1,178,200)	(8,005)	(4,417,308)	(13,416,230)	23,768,049	10,351,819	1,142	(67,823)	(27,555)	(94,236)
Fidelity VIP Growth (Grandmaster ™)	(66,835)	206,487	(6,525,792)	(6,386,140)	—	(1,806,390)	(668,621)	(6,334)	(2,481,345)	(8,867,485)	15,151,260	6,283,775	—	(32,665)	(11,560)	(44,225)
Fidelity VIP High Income (Grandmaster ™)	165,643	(507,517)	(379,174)	(721,048)	10,410	(724,721)	(546,903)	(1,411)	(1,262,625)	(1,983,673)	4,022,285	2,038,612	591	(42,369)	(28,285)	(70,063)
Fidelity VIP II Asset Manager (Grandmaster ™)	731,322	454,936	(4,441,940)	(3,255,682)	46,885	(1,775,384)	(669,342)	(5,771)	(2,403,612)	(5,659,294)	12,331,630	6,672,336	1,413	(51,422)	(23,251)	(73,260)
Fidelity VIP II Contrafund (Grandmaster ™)	(73,320)	1,181,479	(11,744,900)	(10,636,741)	42,378	(3,446,130)	(872,401)	(9,535)	(4,285,688)	(14,922,429)	27,333,486	12,411,057	1,064	(89,045)	(27,411)	(115,392)
Fidelity VIP II Index 500 (Grandmaster ™)	44,510	651,566	(4,028,969)	(3,332,893)	—	(1,415,220)	(636,881)	(4,147)	(2,056,248)	(5,389,141)	10,182,467	4,793,326	—	(48,075)	(24,080)	(72,155)
Fidelity VIP II Index 500 (IQ Annuity ™)	3,338	24,024	(315,036)	(287,674)	—	(137,651)	(31,328)	(597)	(169,576)	(457,250)	867,541	410,291	—	(14,893)	(3,332)	(18,225)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	27,248	(7,389)	(52,001)	(32,142)	—	(160,121)	(78,645)	(2,948)	(241,714)	(273,856)	877,625	603,769	—	(16,118)	(8,154)	(24,272)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,418	(20)	(5,954)	(3,556)	—	—	—	(10)	(10)	(3,566)	81,494	77,928	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	155,191	(71,683)	(277,332)	(193,824)	—	(919,244)	(886,740)	(1,745)	(1,807,729)	(2,001,553)	5,747,337	3,745,784	—	(30,564)	(29,186)	(59,750)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	34,140	(7,684)	(67,921)	(41,465)	—	(340,373)	(226,746)	(1,813)	(568,932)	(610,397)	1,319,747	709,350	—	(33,898)	(22,761)	(56,659)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	47,169	11,283	(106,983)	(48,531)	—	(268,146)	(785,201)	(661)	(1,054,008)	(1,102,539)	2,328,806	1,226,267	—	(18,564)	(53,514)	(72,078)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	5,434	1,018	(13,961)	(7,509)	—	(94,964)	(29,380)	(231)	(124,575)	(132,084)	275,266	143,182	—	(9,385)	(2,918)	(12,303)
Fidelity VIP III Balanced (Grandmaster ™)	15,165	26,024	(461,434)	(420,245)	—	(111,052)	(158,649)	(536)	(270,237)	(690,482)	1,412,565	722,083	—	(7,461)	(10,722)	(18,183)
Fidelity VIP III Growth & Income (Grandmaster ™)	51,768	167,870	(1,689,371)	(1,469,733)	9,722	(449,812)	(147,213)	(1,293)	(588,596)	(2,058,329)	3,766,984	1,708,655	555	(31,895)	(9,230)	(40,570)
Fidelity VIP III Growth Opportunities (Grandmaster ™)	(8,622)	55,145	(670,462)	(623,939)	3,912	(225,785)	(137,434)	(759)	(360,066)	(984,005)	1,408,044	424,039	311	(20,866)	(10,140)	(30,695)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (AnnuiChoice ™)	$10,842	$(21,059)	$(149,187)	$(159,404)	$—	$(48,928)	$(12,832)	$(1,312)	$(63,072)	$(222,476)	$390,372	$167,896	—	(6,271)	(2,071)	(8,342)
Fidelity VIP Overseas (AnnuiChoice II ™)	3,214	3,126	(53,889)	(47,549)	—	(6,645)	(3,654)	(180)	(10,479)	(58,028)	111,943	53,915	—	(828)	(575)	(1,403)
Fidelity VIP Overseas (Grandmaster ™)	185,393	1,155,388	(4,239,945)	(2,899,164)	—	(954,909)	(514,923)	(2,937)	(1,472,769)	(4,371,933)	7,457,089	3,085,156	—	(30,737)	(19,125)	(49,862)
Fidelity VIP Overseas (Grandmaster flex3 ™)	3,582	(112,554)	(6,162)	(115,134)	—	(18,987)	(126,761)	(1,095)	(146,843)	(261,977)	290,622	28,645	—	(2,296)	(20,285)	(22,581)
Fidelity VIP Overseas (IQ Annuity ™)	6,692	(27,702)	(91,164)	(112,174)	—	(58,029)	(122,320)	(156)	(180,505)	(292,679)	377,632	84,953	—	(7,292)	(13,892)	(21,184)
Fidelity VIP Overseas (Pinnacle Plus ™)	7,351	(90,540)	(56,324)	(139,513)	583	(40,512)	(77,793)	(510)	(118,232)	(257,745)	366,028	108,283	57	(3,576)	(12,571)	(16,090)
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	3,840	15,330	(123,698)	(104,528)	6,097	(19,689)	(23,209)	(248)	(37,049)	(141,577)	365,012	223,435	642	(2,025)	(2,746)	(4,129)
Touchstone Aggressive ETF (Annuichoice II ™)	5,485	8,160	(133,263)	(119,618)	283,639	(28,594)	(1,275)	(650)	253,120	133,502	165,330	298,832	26,814	(2,982)	(334)	23,498
Touchstone Aggressive ETF (Grandmaster flex3 ™)	3,175	10,757	(48,411)	(34,479)	650	(5,247)	66,525	(112)	61,816	27,337	134,075	161,412	69	(553)	10,370	9,886
Touchstone Aggressive ETF (IQ Advisor Standard ™)	238	364	(4,306)	(3,704)	12,979	—	333	—	13,312	9,608	203	9,811	1,407	—	(21)	1,386
Touchstone Aggressive ETF (Pinnacle Plus ™)	3,163	8,905	(53,070)	(41,002)	33,917	(24,963)	132,561	(146)	141,369	100,367	64,132	164,499	3,627	(3,081)	16,953	17,499
Touchstone Conservative ETF (Annuichoice ™)	6,176	8,438	(35,272)	(20,658)	—	(69,493)	122,189	(724)	51,972	31,314	225,528	256,842	—	(6,482)	12,013	5,531
Touchstone Conservative ETF (Annuichoice II ™)	5,247	(1,636)	(3,244)	367	686,052	(4,141)	(549,433)	(504)	131,974	132,341	85,364	217,705	71,799	(455)	(56,812)	14,532
Touchstone Conservative ETF (GrandMaster flex3 ™)	1,872	(3,810)	(12,710)	(14,648)	105,400	(23,973)	(17,446)	(60)	63,921	49,273	77,310	126,583	10,818	(2,506)	(1,880)	6,432
Touchstone Conservative ETF (IQ Advisor Standard ™)	(105)	2,075	(1,166)	804	—	(1,327)	(57,445)	—	(58,772)	(57,968)	59,228	1,260	—	(132)	(5,570)	(5,702)
Touchstone Conservative ETF (Pinnacle Plus ™)	1,155	686	(8,690)	(6,849)	—	(792)	50,321	(41)	49,488	42,639	23,888	66,527	—	(88)	5,143	5,055
Touchstone Enhanced ETF (Annuichoice ™)	7,986	(611)	(95,557)	(88,182)	18,233	(31,565)	(148,937)	(611)	(162,880)	(251,062)	371,631	120,569	1,971	(3,526)	(15,570)	(17,125)
Touchstone Enhanced ETF (Annuichoice II ™)	4,118	9,274	(39,600)	(26,208)	9,369	(1,749)	1,727	(102)	9,245	(16,963)	81,223	64,260	1,270	(205)	142	1,207
Touchstone Enhanced ETF (GrandMaster flex3 ™)	13,566	(19,240)	(96,252)	(101,926)	80,142	(11,765)	(96,649)	(135)	(28,407)	(130,333)	344,726	214,393	12,842	(1,452)	(14,255)	(2,865)
Touchstone Enhanced ETF (Pinnacle Plus ™)	19,533	65,048	(208,022)	(123,441)	10,202	(22,425)	92,047	(353)	79,471	(43,970)	329,375	285,405	1,092	(2,492)	11,086	9,686
Touchstone GMAB Aggressive (AnnuiChoice II ™)	1,558	14,081	(70,667)	(55,028)	100,000	(3,280)	(1)	(172)	96,547	41,519	102,727	144,246	9,796	(327)	—	9,469
Touchstone GMAB Conservative (AnnuiChoice ™)	155	227	(1,619)	(1,237)	—	—	—	(51)	(51)	(1,288)	11,270	9,982	—	(5)	—	(5)
Touchstone GMAB Conservative (AnnuiChoice II ™)	3,728	4,772	(40,776)	(32,276)	78,240	(8,470)	—	(416)	69,354	37,078	224,456	261,534	7,434	(967)	—	6,467
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	70	444	(8,615)	(8,101)	—	—	1	(15)	(14)	(8,115)	37,467	29,352	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	12	236	(5,612)	(5,364)	—	—	—	(30)	(30)	(5,394)	24,677	19,283	—	(3)	(1)	(4)
Touchstone Moderate ETF (AnnuiChoice ™)	8,575	(31,751)	(176,793)	(199,969)	20,755	(38,692)	297,370	(1,614)	277,819	77,850	702,320	780,170	1,743	(3,918)	27,883	25,708
Touchstone Moderate ETF (AnnuiChoice II ™)	8,665	(6,572)	(152,183)	(150,090)	617,562	(22,592)	5,200	(1,579)	598,591	448,501	247,516	696,017	59,971	(2,499)	544	58,016
Touchstone Moderate ETF (GrandM aster flex3 ™)	(20,749)	(351,387)	(250,205)	(622,341)	16,800	(94,974)	(2,000,084)	(739)	(2,078,997)	(2,701,338)	3,769,905	1,068,567	1,798	(10,766)	(233,616)	(242,584)
Touchstone Moderate ETF (IQ Advisor Standard ™)	221	216	(4,019)	(3,582)	—	—	2,599	—	2,599	(983)	16,019	15,036	—	—	297	297
Touchstone Moderate ETF (Pinnacle Plus ™)	4,561	4,374	(100,067)	(91,132)	116,502	(19,217)	371,241	(351)	468,175	377,043	96,432	473,475	12,688	(2,031)	40,590	51,247
Touchstone Money Market (AnnuiChoice ™)	135,785	—	—	135,785	4,553	(3,630,651)	6,673,562	(38,477)	3,008,987	3,144,772	4,002,349	7,147,121	947	(331,534)	605,672	275,085
Touchstone Money Market (AnnuiChoice II ™)	10,559	—	—	10,559	95,218	(210,888)	1,759,033	(793)	1,642,570	1,653,129	399,085	2,052,214	8,947	(19,913)	165,048	154,082
Touchstone Money Market (GrandMaster flex3 ™)	83,004	—	—	83,004	649,050	(3,538,209)	8,096,964	(3,522)	5,204,283	5,287,287	3,164,239	8,451,526	60,220	(329,116)	753,601	484,705
Touchstone Money Market (IQ Annuity ™)	118,040	—	—	118,040	985,774	(4,140,447)	7,965,462	(12,631)	4,798,158	4,916,198	5,358,425	10,274,623	91,234	(384,461)	737,964	444,737
Touchstone Money Market (Pinnacle Plus ™)	29,895	—	—	29,895	118,672	(578,073)	2,903,739	(4,508)	2,439,830	2,469,725	1,496,645	3,966,370	11,119	(54,490)	271,454	228,083
Touchstone Money Market (IQ Advisor Standard ™)	40,466	—	—	40,466	729,713	(330,417)	(103,338)	—	295,958	336,424	1,242,467	1,578,891	65,412	(29,413)	(9,017)	26,982
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	6,493	(13,422)	(363,516)	(370,445)	2,497	(52,120)	203	(231)	(49,651)	(420,096)	887,980	467,884	203	(4,564)	70	(4,291)
Fidelity VIP Growth (IQ Annuity ™)	(3,944)	16,965	(320,248)	(307,227)	—	(88,583)	(8,350)	(423)	(97,356)	(404,583)	710,989	306,406	—	(9,396)	(1,315)	(10,711)
Fidelity VIP High Income (IQ Annuity ™)	14,695	(17,867)	(43,669)	(46,841)	—	(48,984)	396,543	(151)	347,408	300,567	275,710	576,277	—	(5,057)	54,448	49,391
Fidelity VIP II Asset Manager (IQ Annuity ™)	14,468	8,851	(81,789)	(58,470)	—	(53,223)	39,885	(113)	(13,451)	(71,921)	233,643	161,722	—	(4,454)	4,204	(250)
Fidelity VIP II Contrafund (IQ Annuity ™)	(6,344)	(195,667)	(573,004)	(775,015)	3,765	(341,667)	(90,063)	(793)	(428,758)	(1,203,773)	2,253,032	1,049,259	266	(23,449)	416	(22,767)
Fidelity VIP III Balanced (IQ Annuity ™)	1,477	4,823	(53,927)	(47,627)	—	(20,600)	1	(97)	(20,696)	(68,323)	154,307	85,984	—	(1,804)	—	(1,804)
Fidelity VIP III Growth & Income (IQ Annuity ™)	3,682	17,721	(122,498)	(101,095)	—	(43,544)	535	(136)	(43,145)	(144,240)	269,054	124,814	—	(4,275)	51	(4,224)
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	(416)	(3,276)	(18,028)	(21,720)	1,330	—	(40,526)	(46)	(39,242)	(60,962)	74,475	13,513	—	—	(4,563)	(4,563)
Fidelity VIP III Mid Cap (Grandmaster ™)	103,794	(88,965)	(1,369,452)	(1,354,623)	—	(433,669)	(425,007)	(848)	(859,524)	(2,214,147)	3,747,964	1,533,817	—	(14,904)	(17,510)	(32,414)
Fidelity VIP III Mid Cap (IQ Annuity ™)	45,875	125,960	(803,154)	(631,319)	1,584	(99,172)	(104,224)	(453)	(202,265)	(833,584)	1,689,603	856,019	52	(3,168)	(3,576)	(6,692)
Fidelity VIP Overseas (IQ Annuity ™)	3,649	11,476	(73,470)	(58,345)	—	(16,278)	(17,573)	(91)	(33,942)	(92,287)	157,829	65,542	—	(1,152)	(1,237)	(2,389)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™) (February 25)*	278	(13)	(5,214)	(4,949)	9,752	—	9,174	—	18,926	13,977	—	13,977	1,016	—	911	1,927
Fidelity VIP Asset Manager (AnnuiChoice ™)	31,400	16,830	(173,620)	(125,390)	—	(60,628)	69,427	(1,425)	7,374	(118,016)	428,852	310,836	—	(5,609)	6,608	999
Fidelity VIP Asset Manager (AnnuiChoice II ™)	560	(1,398)	(5,994)	(6,832)	47,706	(26,057)	1	(4)	21,646	14,814	1,291	16,105	4,170	(2,353)	—	1,817
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	20,206	(359)	(102,106)	(82,259)	17,596	(7,139)	46,902	(149)	57,210	(25,049)	297,188	272,139	1,434	(731)	6,539	7,242
Fidelity VIP Asset Manager(IQ3 ™)	26,921	2,838	(154,853)	(125,094)	8,826	(86,939)	55,978	(532)	(22,667)	(147,761)	442,253	294,492	1,003	(8,060)	5,344	(1,713)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	12,313	(46,578)	(51,314)	(85,579)	3,259	(4,360)	(39,963)	(356)	(41,420)	(126,999)	233,929	106,930	259	(402)	(6,001)	(6,144)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AdvantEdge ™) (February 25)*	$239	$(16)	$(2,086)	$(1,863)	$15,685	$—	$1	$(5)	$15,681	$13,818	$—	$13,818	2,017	(1)	—	2,016
Fidelity VIP Balanced (AnnuiChoice ™)	13,332	(80,881)	(399,305)	(466,854)	3,002	(275,163)	(407,521)	(5,943)	(685,625)	(1,152,479)	1,605,608	453,129	276	(26,467)	(44,129)	(70,320)
Fidelity VIP Balanced (AnnuiChoice II ™)	1,028	(1,091)	(19,416)	(19,479)	15,399	(20,425)	22,198	(70)	17,102	(2,377)	52,475	50,098	1,483	(1,846)	2,518	2,155
Fidelity VIP Balanced (GrandMaster flex3 ™)	3,622	233	(151,048)	(147,193)	15,877	(116,483)	24,110	(335)	(76,831)	(224,024)	468,509	244,485	1,216	(9,295)	1,602	(6,477)
Fidelity VIP Balanced (Grandmaster ™)	15,860	(112,293)	(484,722)	(581,155)	2,563	(16,092)	(214,664)	(112)	(228,305)	(809,460)	1,657,653	848,193	230	(1,598)	(25,922)	(27,290)
Fidelity VIP Balanced (IQ3 ™)	7,036	(6,520)	(258,688)	(258,172)	16,198	(202,664)	(68,004)	(723)	(255,193)	(513,365)	898,181	384,816	1,412	(18,247)	(7,038)	(23,873)
Fidelity VIP Balanced (Pinnacle Plus ™)	1,485	(10,317)	(73,714)	(82,546)	5,073	(8,955)	65,809	(233)	61,694	(20,852)	147,493	126,641	408	(818)	4,083	3,673
Fidelity VIP Balanced (IQ Advisor Standard ™)	3,147	3,051	(65,502)	(59,304)	—	(2,402)	1	—	(2,401)	(61,705)	173,077	111,372	—	(226)	—	(226)
Fidelity VIP Contrafund (AdvantEdge ™) (February 25)*	269	(2,931)	(36,275)	(38,937)	114,251	(3,021)	30,758	(168)	141,820	102,883	—	102,883	12,131	(458)	4,763	16,436
Fidelity VIP Contrafund (AnnuiChoice ™)	(8,948)	(1,406,649)	(2,226,515)	(3,642,112)	22,486	(1,032,600)	(655,848)	(22,148)	(1,688,110)	(5,330,222)	9,994,832	4,664,610	1,773	(75,929)	(28,598)	(102,754)
Fidelity VIP Contrafund (AnnuiChoice II ™)	(412)	(174,691)	(203,061)	(378,164)	288,636	(123,871)	228,480	(1,078)	392,167	14,003	583,275	597,278	30,165	(13,474)	21,207	37,898
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(19,008)	(1,880,345)	(309,668)	(2,209,021)	134,577	(1,204,582)	17,109	(5,186)	(1,058,082)	(3,267,103)	7,391,975	4,124,872	8,357	(79,292)	66,438	(4,497)
Fidelity VIP Contrafund(IQ3 ™)	(32,828)	(355,731)	(2,477,495)	(2,866,054)	119,949	(535,819)	(93,828)	(4,392)	(514,090)	(3,380,144)	6,960,465	3,580,321	7,899	(39,021)	(3,654)	(34,776)
Fidelity VIP Contrafund (Pinnacle Plus ™)	(15,474)	(392,861)	(612,262)	(1,020,597)	45,317	(217,331)	184,569	(1,861)	10,694	(1,009,903)	2,205,909	1,196,006	2,596	(14,672)	7,569	(4,507)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	314	(1,324)	(70,823)	(71,833)	—	(395)	(17,032)	—	(17,427)	(89,260)	177,749	88,489	—	(34)	(1,284)	(1,318)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(1,195)	(8,034)	(65,774)	(75,003)	38	(39,255)	4,599	(643)	(35,261)	(110,264)	248,180	137,916	10	(4,769)	639	(4,120)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	(26)	(19)	(1,369)	(1,414)	—	—	—	(17)	(17)	(1,431)	4,080	2,649	—	(2)	—	(2)
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	(646)	(6,971)	(19,427)	(27,044)	—	(29,456)	(932)	(28)	(30,416)	(57,460)	101,720	44,260	—	(3,638)	(111)	(3,749)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(820)	(2,258)	(24,154)	(27,232)	600	(1,054)	(8,891)	(51)	(9,396)	(36,628)	85,987	49,359	72	(138)	(1,052)	(1,118)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,950)	(18,171)	(48,474)	(68,595)	573	(66,293)	(907)	(197)	(66,824)	(135,419)	243,909	108,490	77	(8,476)	(176)	(8,575)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	(567)	(986)	(16,669)	(18,222)	—	—	27,128	(47)	27,081	8,859	28,517	37,376	—	(6)	3,239	3,233
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	(623)	(26,336)	(14,376)	(41,335)	—	(4,965)	(41,467)	(302)	(46,734)	(88,069)	129,486	41,417	—	(380)	(3,329)	(3,709)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	45	(843)	(13,333)	(14,131)	40,458	(1,593)	4,013	(77)	42,801	28,670	7,188	35,858	4,311	(161)	596	4,746
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	(762)	(19,471)	(6,863)	(27,096)	900	(39,112)	(39,807)	(18)	(78,037)	(105,133)	125,226	20,093	65	(3,130)	(3,008)	(6,073)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	(641)	(21,049)	(6,260)	(27,950)	—	(547)	(96,997)	(15)	(97,559)	(125,509)	149,191	23,682	—	(47)	(7,169)	(7,216)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	(427)	(808)	(25,043)	(26,278)	—	(93)	72,887	(143)	72,651	46,373	3,441	49,814	—	(25)	5,845	5,820
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	(1,179)	(10,882)	(53,822)	(65,883)	3,593	(10,745)	64,062	(459)	56,451	(9,432)	112,349	102,917	272	(1,171)	5,359	4,460
Fidelity VIP Equity-Income (AnnuiChoice ™)	29,888	(257,091)	(1,323,725)	(1,550,928)	47,653	(372,028)	(295,075)	(10,770)	(630,220)	(2,181,148)	3,912,204	1,731,056	4,180	(36,491)	(30,582)	(62,893)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	2,936	(9,805)	(92,480)	(99,349)	64,828	(9,061)	24,265	(77)	79,955	(19,394)	167,358	147,964	7,217	(1,048)	2,415	8,584
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	3,250	(64,656)	(268,034)	(329,440)	19,336	(90,188)	(95,441)	(2,039)	(168,332)	(497,772)	876,897	379,125	1,536	(7,831)	(8,404)	(14,699)
Fidelity VIP Equity-Income (IQ3 ™)	8,780	(139,130)	(646,283)	(776,633)	18,316	(364,621)	(66,209)	(1,264)	(413,778)	(1,190,411)	2,084,538	894,127	1,703	(33,319)	(6,091)	(37,707)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	1,772	(31,845)	(187,254)	(217,327)	30,704	(44,603)	(29,053)	(449)	(43,401)	(260,728)	524,739	264,011	2,111	(3,403)	(2,352)	(3,644)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	457	(281)	(9,652)	(9,476)	5,562	(793)	20,415	—	25,184	15,708	—	15,708	445	(85)	1,651	2,011
Fidelity VIP Freedom 2010 (AdvantEdge ™) (February 25)*	2,179	1,064	(9,909)	(6,666)	64,645	—	779	(119)	65,305	58,639	—	58,639	7,523	(15)	112	7,620
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	(197)	(6,035)	958	(5,274)	—	(58,516)	347	(136)	(58,305)	(63,579)	67,207	3,628	—	(6,079)	5	(6,074)
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	3,317	(5,906)	(36,886)	(39,475)	—	(3,332)	115,792	(177)	112,283	72,808	40,591	113,399	—	(366)	11,364	10,998
Fidelity VIP Freedom 2010 (GrandMaster ™)	11,760	(4,754)	(67,816)	(60,810)	—	(40,055)	411,941	(30)	371,856	311,046	27,261	338,307	—	(4,349)	46,465	42,116
Fidelity VIP Freedom 2010 (GrandmMaster flex3 ™)	2,811	(1,253)	(35,056)	(33,498)	88,418	(12,940)	27,487	(72)	102,893	69,395	40,236	109,631	9,162	(1,383)	2,845	10,624
Fidelity VIP Freedom 2010 (IQ Annuity ™)	7,565	(3,551)	(90,258)	(86,244)	58,194	(23,215)	253,853	(128)	288,704	202,460	79,183	281,643	5,935	(2,520)	26,187	29,602
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	92	2,107	482	2,681	—	(90,537)	68,696	15	(21,826)	(19,145)	24,852	5,707	—	(11,727)	10,053	(1,674)
Fidelity VIP Freedom 2015 (AdvantEdge ™) (February 25)*	1,369	452	(15,587)	(13,766)	46,744	—	8,419	(119)	55,044	41,278	—	41,278	4,670	(15)	825	5,480
Fidelity VIP Freedom 2015 (AnnuiChoice ™)	684	397	(7,012)	(5,931)	—	—	26,360	(182)	26,178	20,247	—	20,247	—	(21)	2,760	2,739
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	4,472	(5,685)	(53,744)	(54,957)	2,800	(4,815)	118,295	(250)	116,030	61,073	84,897	145,970	373	(530)	11,679	11,522
Fidelity VIP Freedom 2015 (IQ Annuity ™)	3,335	3,423	(42,732)	(35,974)	40,063	—	32,172	(66)	72,169	36,195	73,733	109,928	4,077	(7)	3,714	7,784
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	1,836	803	(24,825)	(22,186)	—	—	42,230	(20)	42,210	20,024	45,373	65,397	—	(2)	4,512	4,510
Fidelity VIP Freedom 2020 (AdvantEdge ™) (February 25)*	1,856	1,043	(9,667)	(6,768)	53,346	—	871	(95)	54,122	47,354	—	47,354	6,626	(13)	113	6,726
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	4,639	(20,962)	(83,573)	(99,896)	—	(31,833)	15,726	(2,294)	(18,401)	(118,297)	277,603	159,306	—	(3,720)	11	(3,709)
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	8,782	38	(44,610)	(35,790)	145,272	—	95,685	(429)	240,528	204,738	24,781	229,519	21,412	(57)	9,871	31,226
Fidelity VIP Freedom 2020 (GrandMaster ™)	901	529	(8,498)	(7,068)	—	—	30,000	—	30,000	22,932	—	22,932	—	—	3,372	3,372
Fidelity VIP Freedom 2020 (GrandmMaster flex3 ™)	95	76	(1,632)	(1,461)	5,065	—	(66)	—	4,999	3,538	—	3,538	529	—	(7)	522
Fidelity VIP Freedom 2020 (IQ Annuity ™)	904	606	(13,971)	(12,461)	40,000	—	1	—	40,001	27,540	—	27,540	4,057	—	—	4,057
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	344	(5,374)	(861)	(5,891)	—	—	(8,238)	15	(8,223)	(14,114)	25,992	11,878	—	—	(784)	(784)
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	3,553	(6,176)	(47,747)	(50,370)	—	—	85,037	(552)	84,485	34,115	69,455	103,570	—	(61)	8,839	8,778
Fidelity VIP Freedom 2025 (GrandMaster ™)	46	35	(694)	(613)	135	—	1,720	—	1,855	1,242	—	1,242	16	—	171	187
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	166	(1,338)	(1,697)	(2,869)	—	—	(16,849)	15	(16,834)	(19,703)	24,836	5,133	—	—	(1,649)	(1,649)
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	5,077	1,005	(77,903)	(71,821)	120,225	—	97,172	(261)	217,136	145,315	—	145,315	12,584	(32)	10,566	23,118

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (IQ Annuity ™)	$543	$635	$(8,793)	$(7,615)	$3,900	$—	$19,989	$(46)	$23,843	$16,228	$1,019	$17,247	471	(5)	2,193	2,659
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	316	(992)	(8,812)	(9,488)	—	—	(1)	(25)	(26)	(9,514)	23,661	14,147	—	(3)	(35)	(38)
Fidelity VIP Growth & Income (AdvantEdge ™) (February 25)*	159	(5)	(1,394)	(1,240)	14,576	—	—	(7)	14,569	13,329	—	13,329	2,120	(1)	—	2,119
Fidelity VIP Growth & Income (AnnuiChoice ™)	17,467	86,185	(530,916)	(427,264)	399	(190,818)	(220,487)	(3,515)	(414,421)	(841,685)	1,311,736	470,051	46	(18,090)	(21,295)	(39,339)
Fidelity VIP Growth & Income (AnnuiChoice II ™)	690	(9,527)	(10,304)	(19,141)	13,282	(8,335)	(10)	(101)	4,836	(14,305)	41,210	26,905	1,721	(798)	(449)	474
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	4,007	12,964	(157,877)	(140,906)	223	(19,113)	(33,251)	(680)	(52,821)	(193,727)	358,777	165,050	18	(1,908)	(3,065)	(4,955)
Fidelity VIP Growth & Income (IQ3 ™)	9,224	(13,224)	(313,224)	(317,224)	4,372	(147,898)	(97,229)	(305)	(241,060)	(558,284)	864,521	306,237	397	(14,363)	(11,949)	(25,915)
Fidelity VIP Growth & Income (Pinnacle Plus ™)	4,061	30,073	(184,150)	(150,016)	28,481	(72,456)	(63,305)	(93)	(107,373)	(257,389)	425,034	167,645	2,093	(6,513)	(4,881)	(9,301)
Fidelity VIP Growth (AnnuiChoice ™)	(7,138)	89,672	(824,633)	(742,099)	3,926	(359,779)	(325,586)	(5,987)	(687,426)	(1,429,525)	2,075,362	645,837	552	(48,145)	(35,101)	(82,694)
Fidelity VIP Growth (AnnuiChoice II ™ )	(35)	(27,007)	(20,371)	(47,413)	92,265	(17,022)	18,720	(24)	93,939	46,526	5,979	52,505	9,511	(1,594)	(735)	7,182
Fidelity VIP Growth (GrandMaster ™)	(4,556)	(41,523)	(378,781)	(424,860)	34,895	(157,360)	223,469	(269)	100,735	(324,125)	884,094	559,969	3,686	(16,485)	29,300	16,501
Fidelity VIP Growth (GrandMaster flex3 ™)	(5,709)	(40,482)	(250,628)	(296,819)	1,800	(162,816)	(267,508)	(1,806)	(430,330)	(727,149)	958,166	231,017	167	(14,251)	(24,168)	(38,252)
Fidelity VIP Growth (IQ3 ™)	(8,148)	(266)	(503,453)	(511,867)	12,191	(139,689)	(862,398)	(545)	(990,441)	(1,502,308)	1,970,871	468,563	1,489	(15,982)	(86,777)	(101,270)
Fidelity VIP Growth (Pinnacle Plus ™)	(2,354)	(16,924)	(88,313)	(107,591)	1,002	(28,275)	35,946	(234)	8,439	(99,152)	183,908	84,756	78	(2,310)	889	(1,343)
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	(1,557)	(43,227)	(87,302)	(132,086)	41	(21,215)	(184,055)	(828)	(206,057)	(338,143)	418,355	80,212	18	(2,056)	(15,834)	(17,872)
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	(824)	(11,590)	(30,508)	(42,922)	—	(10,946)	(18,081)	(57)	(29,084)	(72,006)	91,223	19,217	—	(900)	(2,374)	(3,274)
Fidelity VIP Growth Opportunities (IQ3 ™)	(3,746)	(128,290)	(38,392)	(170,428)	1,695	(23,284)	(700,810)	(323)	(722,722)	(893,150)	955,461	62,311	174	(2,216)	(63,055)	(65,097)
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	(2,081)	(74,639)	(27,506)	(104,226)	3,631	(7,708)	(103,652)	(317)	(108,046)	(212,272)	236,547	24,275	276	(599)	(11,436)	(11,759)
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	(236)	(18,439)	(10,968)	(29,643)	—	(1,938)	(110,672)	—	(112,610)	(142,253)	153,045	10,792	—	(160)	(8,784)	(8,944)
Fidelity VIP Growth (IQ Advisor Standard ™)	(218)	(17,130)	(545)	(17,893)	—	(1,286)	(122,273)	—	(123,559)	(141,452)	144,019	2,567	—	(99)	(10,035)	(10,134)
Fidelity VIP High Income (AnnuiChoice ™)	27,969	(79,374)	(53,143)	(104,548)	635	(222,495)	521,066	(2,001)	297,205	192,657	702,342	894,999	109	(18,100)	57,836	39,845
Fidelity VIP High Income (AnnuiChoice II ™ )	803	(30)	(3,444)	(2,671)	7,879	—	(110)	(8)	7,761	5,090	2,726	7,816	748	(1)	(10)	737
Fidelity VIP High Income (GrandMaster flex3 ™)	15,850	(159,856)	14,485	(129,521)	1,645	(357,365)	819,859	(1,214)	462,925	333,404	897,635	1,231,039	142	(26,769)	82,881	56,254
Fidelity VIP High Income (IQ3 ™)	22,231	(84,635)	(35,026)	(97,430)	4,331	(143,034)	387,291	(666)	247,922	150,492	651,481	801,973	321	(11,150)	42,464	31,635
Fidelity VIP High Income (Pinnacle Plus ™)	5,074	(27,314)	(12,712)	(34,952)	—	(59,225)	(27,268)	(59)	(86,552)	(121,504)	187,885	66,381	—	(4,818)	(2,859)	(7,677)
Fidelity VIP Index 500 (AdvantEdge ™) (February 25)*	170	(82)	(4,659)	(4,571)	13,454	—	1,320	(66)	14,708	10,137	—	10,137	1,305	(8)	213	1,510
Fidelity VIP Index 500 (AnnuiChoice ™)	9,408	33,185	(833,697)	(791,104)	807	(441,151)	(179,300)	(6,666)	(626,310)	(1,417,414)	2,443,196	1,025,782	138	(50,647)	(21,630)	(72,139)
Fidelity VIP Index 500 (IQ3 ™)	7,000	(96,535)	(529,563)	(619,098)	33,378	(201,139)	(91,091)	(1,867)	(260,719)	(879,817)	1,862,394	982,577	3,571	(20,530)	(6,646)	(23,605)
Fidelity VIP Index 500 (AnnuiChoice II ™ )	2,745	(6,316)	(93,036)	(96,607)	42,067	(2,712)	86,616	(246)	125,725	29,118	160,935	190,053	5,873	(358)	9,192	14,707
Fidelity VIP Index 500 (Grandmaster ™)	3,568	(216,813)	(600,151)	(813,396)	712	(340,522)	18,998	(232)	(321,044)	(1,134,440)	2,174,834	1,040,394	99	(45,778)	(4,740)	(50,419)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	287	(75,822)	(133,427)	(208,962)	—	(231,349)	(44,952)	(1,425)	(277,726)	(486,688)	769,155	282,467	41	(26,287)	(5,537)	(31,783)
Fidelity VIP Index 500 (IQ Advisor Standard ™)	3,298	654	(106,897)	(102,945)	—	(4,277)	20,416	—	16,139	(86,806)	259,081	172,275	—	(553)	2,242	1,689
Fidelity VIP Index 500 (Pinnacle Plus ™)	797	(17,673)	(149,575)	(166,451)	5,100	(42,603)	19,671	(312)	(18,144)	(184,595)	438,966	254,371	370	(3,238)	983	(1,885)
Fidelity VIP Investment Grade Bond (AdvantEdge ™) (February 25)*	(233)	(414)	66	(581)	29,187	—	6,285	(10)	35,462	34,881	—	34,881	3,063	(1)	603	3,665
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	188,571	(284,411)	(159,827)	(255,667)	1,488	(1,374,774)	(294,100)	(26,709)	(1,694,095)	(1,949,762)	5,674,067	3,724,305	272	(108,003)	(25,934)	(133,665)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™ )	12,046	(9,346)	(35,707)	(33,007)	231,512	(58,309)	67,728	(1,199)	239,732	206,725	417,964	624,689	22,476	(5,777)	5,951	22,650
Fidelity VIP Investment Grade Bond (GrandMaster ™)	49,523	(63,049)	(106,967)	(120,493)	7,325	(675,254)	1,242,756	(372)	574,455	453,962	1,277,529	1,731,491	724	(67,477)	120,059	53,306
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	68,828	(36,757)	(112,862)	(80,791)	19,503	(939,178)	310,222	(1,835)	(611,288)	(692,079)	1,940,105	1,248,026	1,846	(87,064)	27,541	(57,677)
Fidelity VIP Investment Grade Bond (IQ3 ™)	134,217	(121,418)	(190,595)	(177,796)	232,533	(859,985)	(830,316)	(3,767)	(1,461,535)	(1,639,331)	4,347,255	2,707,924	18,565	(69,305)	(67,941)	(118,681)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	16,327	(20,668)	(39,927)	(44,268)	9,736	(98,443)	155,297	(1,067)	65,523	21,255	704,492	725,747	904	(9,358)	14,032	5,578
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	11,416	(449)	(30,390)	(19,423)	745	(2,316)	232,212	—	230,641	211,218	188,925	400,143	67	(210)	20,696	20,553
Fidelity VIP Mid Cap (AdvantEdge ™) (February 25)*	(523)	(3,151)	(40,008)	(43,682)	121,941	(2,981)	1,361	(65)	120,256	76,574	—	76,574	12,383	(431)	—	11,952
Fidelity VIP Mid Cap (AnnuiChoice ™)	186,036	(308,504)	(1,720,149)	(1,842,617)	10,692	(1,196,511)	(1,184,827)	(15,025)	(2,385,671)	(4,228,288)	6,154,743	1,926,455	571	(63,846)	(65,361)	(128,636)
Fidelity VIP Mid Cap (AnnuiChoice II ™ )	10,475	(33,366)	(137,311)	(160,202)	127,431	(89,069)	57,771	(284)	95,849	(64,353)	333,942	269,589	13,109	(8,232)	4,959	9,836
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	89,430	(289,337)	(754,861)	(954,768)	112,624	(766,480)	117,494	(4,452)	(540,814)	(1,495,582)	3,274,962	1,779,380	5,924	(42,206)	22,610	(13,672)
Fidelity VIP Mid Cap (Grandmaster ™)	106,413	(1,023,197)	(60,642)	(977,426)	5,750	(468,492)	(209,581)	(873)	(673,196)	(1,650,622)	3,704,651	2,054,029	355	(32,263)	17,628	(14,280)
Fidelity VIP Mid Cap (IQ Annuity ™)	89,972	(128,825)	(1,190,234)	(1,229,087)	73,613	(609,313)	138,767	(3,447)	(400,380)	(1,629,467)	3,308,664	1,679,197	3,592	(32,904)	7,745	(21,567)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	38,902	(139,196)	(491,836)	(592,130)	13,074	(68,310)	(260,291)	(1,839)	(317,366)	(909,496)	1,505,383	595,887	638	(3,769)	(19,945)	(23,076)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	456	1,412	(7,419)	(5,551)	—	—	—	—	—	(5,551)	13,846	8,295	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	997	(5,418)	(18,567)	(22,988)	—	(803)	(14,824)	—	(15,627)	(38,615)	65,444	26,829	—	(59)	(1,063)	(1,122)
Fidelity VIP Overseas (AdvantEdge ™) (February 25)*	1,830	(1,435)	(35,973)	(35,578)	94,575	(2,874)	10,790	(62)	102,429	66,851	—	66,851	10,306	(447)	1,189	11,048
Fidelity VIP Overseas (AnnuiChoice ™)	62,781	(216,685)	(723,362)	(877,266)	5,854	(598,688)	(584,591)	(5,500)	(1,182,925)	(2,060,191)	2,933,035	872,844	535	(48,091)	(41,166)	(88,722)
Fidelity VIP Overseas (AnnuiChoice II ™)	7,883	(3,307)	(125,515)	(120,939)	71,909	(15,486)	124,002	(253)	180,172	59,233	128,708	187,941	7,342	(1,544)	10,871	16,669
Fidelity VIP Overseas (GrandMaster ™)	39,107	(8,807)	(667,102)	(636,802)	16,377	(96,980)	(97,519)	(167)	(178,289)	(815,091)	1,532,145	717,054	1,784	(10,976)	(13,037)	(22,229)
Fidelity VIP Overseas (GrandMaster flex3 ™)	55,610	(380,245)	(146,712)	(471,347)	7,290	(246,689)	715,547	(2,821)	473,327	1,980	1,310,819	1,312,799	501	(17,454)	78,839	61,886
Fidelity VIP Overseas (IQ3 ™)	63,957	(196,904)	(611,014)	(743,961)	59,906	(334,072)	(675,196)	(1,418)	(950,780)	(1,694,741)	2,655,542	960,801	4,820	(27,653)	(36,059)	(58,892)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle Plus ™)	$18,105	$(159,402)	$(261,754)	$(403,051)	$29,760	$(202,997)	$(284,281)	$(832)	$(458,350)	$(861,401)	$1,154,370	$292,969	1,751	(11,562)	(19,434)	(29,245)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	712	1,741	(12,179)	(9,726)	—	—	—	—	—	(9,726)	21,901	12,175	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	15,410	18,576	(220,371)	(186,385)	—	(4,600)	(126,986)	—	(131,586)	(317,971)	533,246	215,275	—	(326)	(8,016)	(8,342)
Fidelity VIP Value Stratagies (AnnuiChoice ™) (May 1)*	4	(636)	(721)	(1,353)	—	—	3,167	—	3,167	1,814	—	1,814	—	—	348	348
Fidelity VIP Value Stratagies (AnnuiChoice II ™) (May 1)*	(118)	(4,446)	(20,132)	(24,696)	84,828	—	(37,925)	—	46,903	22,207	—	22,207	8,521	—	(4,261)	4,260
Fidelity VIP Value Stratagies (IQ Annuity ™) (May 1)*	51	(29)	(869)	(847)	—	(173)	9,776	(31)	9,572	8,725	—	8,725	—	(40)	1,717	1,677
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	29,841	(12,038)	(71,818)	(54,015)	—	(15,522)	(58,453)	(1,483)	(75,458)	(129,473)	398,624	269,151	—	(956)	(3,395)	(4,351)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	912	(29)	(2,791)	(1,908)	—	(753)	(10,481)	(28)	(11,262)	(13,170)	23,678	10,508	—	(70)	(934)	(1,004)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	10,579	(28,098)	(2,995)	(20,514)	—	(74,732)	(73,645)	(68)	(148,445)	(168,959)	230,148	61,189	—	(4,483)	(4,480)	(8,963)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	17,239	(1,836)	(54,476)	(39,073)	—	(35,929)	(42,764)	(885)	(79,578)	(118,651)	284,493	165,842	—	(2,186)	(2,702)	(4,888)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	85,484	(59,155)	(370,609)	(344,280)	—	(166,801)	(387,478)	(4,360)	(558,639)	(902,919)	1,369,467	466,548	—	(8,413)	(19,522)	(27,935)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	8,250	13,517	(61,358)	(39,591)	—	(2,099)	(10,729)	(164)	(12,992)	(52,583)	112,327	59,744	—	(275)	(1,337)	(1,612)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	42,705	(232,803)	19,093	(171,005)	—	(303,275)	(181,699)	(785)	(485,759)	(656,764)	841,976	185,212	—	(14,724)	(10,417)	(25,141)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	67,528	(135,569)	(217,564)	(285,605)	—	(168,991)	(157,326)	(904)	(327,221)	(612,826)	1,022,005	409,179	—	(8,652)	(8,196)	(16,848)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	22,899	145,598	(809,954)	(641,457)	20,154	(261,969)	(532,919)	(2,490)	(777,224)	(1,418,681)	2,148,491	729,810	1,256	(14,512)	(28,549)	(41,805)
Franklin Growth and Income Securities (AnnuiChoice ™)	107,680	(710,827)	(817,870)	(1,421,017)	11,718	(1,184,820)	(579,549)	(15,141)	(1,767,792)	(3,188,809)	4,972,355	1,783,546	970	(98,453)	(53,117)	(150,600)
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,390	(25,587)	(13,137)	(36,334)	59,966	(25,188)	(17,963)	(151)	16,664	(19,670)	83,099	63,429	7,078	(2,930)	(2,614)	1,534
Franklin Growth and Income Securities (GrandMaster flex3 ™)	29,041	(212,770)	(364,480)	(548,209)	5,616	(346,783)	(153,895)	(2,665)	(497,727)	(1,045,936)	1,821,923	775,987	440	(27,600)	(15,636)	(42,796)
Franklin Growth and Income Securities (Grandmaster ™)	27,018	(199,240)	(280,894)	(453,116)	3,230	(353,724)	(156,617)	(348)	(507,459)	(960,575)	1,560,786	600,211	265	(28,267)	(15,487)	(43,489)
Franklin Growth and Income Securities (IQ Annuity ™)	70,508	(97,597)	(1,313,937)	(1,341,026)	99,521	(571,838)	(109,778)	(2,295)	(584,390)	(1,925,416)	4,148,004	2,222,588	8,165	(45,156)	(10,074)	(47,065)
Franklin Growth and Income Securities (Pinnacle Plus ™)	14,456	(68,294)	(262,037)	(315,875)	14,699	(137,505)	(185,720)	(817)	(309,343)	(625,218)	1,130,115	504,897	1,318	(11,075)	(15,015)	(24,772)
Franklin Income Securities (AdvantEdge ™) (February 25)*	1,122	301	(12,941)	(11,518)	25,477	—	26,043	(2)	51,518	40,000	—	40,000	2,630	—	2,915	5,545
Franklin Income Securities (AnnuiChoice ™)	273,105	(256,586)	(1,639,856)	(1,623,337)	14,211	(1,174,297)	(1,694,801)	(17,847)	(2,872,734)	(4,496,071)	7,124,840	2,628,769	952	(78,469)	(117,011)	(194,528)
Franklin Income Securities (AnnuiChoice II ™)	32,218	(38,703)	(229,043)	(235,528)	257,500	(61,710)	(58,019)	(772)	136,999	(98,529)	643,391	544,862	26,665	(6,115)	(7,703)	12,847
Franklin Income Securities (GrandMaster flex3 ™)	238,106	(51,420)	(1,750,441)	(1,563,755)	183,566	(1,953,910)	(434,039)	(3,047)	(2,207,430)	(3,771,185)	6,623,707	2,852,522	11,733	(127,905)	(33,356)	(149,528)
Franklin Income Securities (Grandmaster ™)	227,393	(747,333)	(858,072)	(1,378,012)	10,509	(888,111)	(845,314)	(1,551)	(1,724,467)	(3,102,479)	6,146,055	3,043,576	681	(60,705)	(43,994)	(104,018)
Franklin Income Securities (IQ Annuity ™)	272,647	(173,289)	(2,051,034)	(1,951,676)	238,879	(1,794,194)	(551,649)	(6,063)	(2,113,027)	(4,064,703)	7,898,672	3,833,969	15,071	(117,255)	(38,475)	(140,659)
Franklin Income Securities (Pinnacle Plus ™)	107,558	(83,674)	(838,662)	(814,778)	50,927	(87,900)	(451,775)	(2,788)	(491,536)	(1,306,314)	2,781,627	1,475,313	3,509	(7,210)	(39,994)	(43,695)
Franklin Income Securities (IQ Advisor Enhanced ™)	507	141	(3,891)	(3,243)	—	—	—	—	—	(3,243)	10,732	7,489	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™)	255	(570)	(276)	(591)	—	(17)	(1,518)	—	(1,535)	(2,126)	4,015	1,889	—	(1)	(95)	(96)
Franklin Large Cap Growth Securities (AnnuiChoice ™)	6,398	(54,632)	(48,888)	(97,122)	1,421	(79,113)	(1,284)	(849)	(79,825)	(176,947)	375,780	198,833	120	(6,460)	1,658	(4,682)
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	1,462	(4,879)	(49,020)	(52,437)	182,691	(26,575)	(7,740)	(228)	148,148	95,711	44,287	139,998	18,544	(2,831)	(565)	15,148
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	6,402	(16,454)	(110,481)	(120,533)	3,412	(61,026)	(11,824)	(324)	(69,762)	(190,295)	379,491	189,196	271	(5,157)	(1,109)	(5,995)
Franklin Large Cap Growth Securities (Grandmaster ™)	1,069	2,409	(22,176)	(18,698)	—	(8,894)	(5,259)	(23)	(14,176)	(32,874)	63,956	31,082	—	(697)	(397)	(1,094)
Franklin Large Cap Growth Securities (IQ Annuity ™)	24,705	(102,260)	(157,697)	(235,252)	873	(108,122)	(8,975)	(996)	(117,220)	(352,472)	661,833	309,361	76	(8,770)	(3,962)	(12,656)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	4,810	9,434	(113,244)	(99,000)	33,051	(5,858)	(13,236)	(330)	13,627	(85,373)	265,571	180,198	2,838	(639)	(1,102)	1,097
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	8,340	(39,483)	(845)	(31,988)	—	(4,033)	(17,374)	—	(21,407)	(53,395)	61,722	8,327	—	(359)	(3,605)	(3,964)
Franklin Mutual Shares Securities (AdvantEdge ™) (February 25)*	1,667	1,486	(25,771)	(22,618)	59,316	—	12,973	(168)	72,121	49,503	—	49,503	5,964	(22)	1,507	7,449
Franklin Mutual Shares Securities (AnnuiChoice ™)	72,830	(647,106)	(580,557)	(1,154,833)	9,049	(531,687)	(1,594,184)	(10,273)	(2,127,095)	(3,281,928)	4,417,396	1,135,468	687	(35,322)	(110,942)	(145,577)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	9,606	(26,409)	(132,849)	(149,652)	129,094	(76,906)	41,851	(653)	93,386	(56,266)	323,920	267,654	13,860	(8,387)	4,179	9,652
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	69,655	(83,916)	(1,515,969)	(1,530,230)	123,291	(872,813)	(78,685)	(1,645)	(829,852)	(2,360,082)	4,491,883	2,131,801	7,861	(60,248)	(8,129)	(60,516)
Franklin Mutual Shares Securities (IQ Annuity ™)	41,433	(181,765)	(727,704)	(868,036)	53,875	(341,367)	(581,292)	(1,933)	(870,717)	(1,738,753)	2,879,671	1,140,918	3,618	(23,796)	(39,465)	(59,643)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	33,857	(160,549)	(537,221)	(663,913)	51,703	(134,632)	(460,126)	(2,211)	(545,266)	(1,209,179)	2,004,668	795,489	3,489	(10,954)	(37,707)	(45,172)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	15,818	8,041	(225,924)	(202,065)	—	(4,632)	217,801	—	213,169	11,104	431,510	442,614	—	(396)	19,123	18,727
Franklin Mutual Shares Securities(Grandmaster ™)	96,355	(1,098,095)	(436,088)	(1,437,828)	8,418	(826,574)	(454,715)	(1,168)	(1,274,039)	(2,711,867)	5,347,902	2,636,035	533	(56,329)	(6,983)	(62,779)
Franklin Small Cap Value Securities (AdvantEdge ™) (February 25)*	(8)	(1,538)	(14)	(1,560)	9,717	—	(7,879)	—	1,838	278	—	278	1,339	—	(1,299)	40
Franklin Small Cap Value Securities (Annuichoice ™)	183	(31,932)	(3,739)	(35,488)	—	(7,257)	130,549	(484)	122,808	87,320	23,141	110,461	—	(906)	17,015	16,109
Franklin Small Cap Value Securities (Annuichoice II ™)	176	(681)	(25,293)	(25,798)	33,986	(3,360)	19,945	—	50,571	24,773	31,469	56,242	4,294	(386)	2,104	6,012
Franklin Small Cap Value Securities (Grandmaster ™)	329	(1,619)	(23,908)	(25,198)	—	(5,057)	62,246	(9)	57,180	31,982	8,569	40,551	—	(634)	6,578	5,944
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(20)	(1,813)	(1,542)	(3,375)	—	—	1,745	—	1,745	(1,630)	4,786	3,156	—	—	—	—
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	(45)	(14)	(8,256)	(8,315)	—	—	25,001	—	25,001	16,686	—	16,686	—	—	2,807	2,807
Franklin Small Cap Value Securities (IQ Annuuity ™)	721	(13,237)	(17,492)	(30,008)	23,090	(8,556)	72,812	(991)	86,355	56,347	624	56,971	2,734	(1,412)	8,331	9,653
Franklin Small Cap Value Securities (Pinnacle Plus ™)	254	3,570	(29,910)	(26,086)	1,553	(15,581)	87,241	(268)	72,945	46,859	11,881	58,740	186	(1,890)	10,426	8,722
Templeton Foriegn Securities Fund (AdvantEdge ™) (February 25)*	221	994	(7,524)	(6,309)	9,752	—	10,592	—	20,344	14,035	—	14,035	1,021	—	1,139	2,160

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	$28,005	$3,380	$(671,817)	$(640,432)	$12,569	$(370,281)	$(825,096)	$(1,766)	$(1,184,574)	$(1,825,006)	$2,438,253	$613,247	757	(20,308)	(45,046)	(64,597)
Templeton Foriegn Securities Fund (Grandmaster ™)	8,718	22,765	(261,132)	(229,649)	1,333	(84,680)	(148,299)	(128)	(231,774)	(461,423)	743,438	282,015	67	(4,486)	(7,694)	(12,113)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	9,487	19,826	(305,576)	(276,263)	16,016	(8,561)	218,479	(1,049)	224,885	(51,378)	449,139	397,761	876	(578)	11,100	11,398
Templeton Foreign Securities Fund (AnnuiChoice ™)	36,579	199,437	(944,731)	(708,715)	5,006	(509,187)	(455,978)	(5,618)	(965,777)	(1,674,492)	2,503,252	828,760	317	(26,854)	(23,022)	(49,559)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	4,229	(14,839)	(86,750)	(97,360)	64,747	(9,613)	46,544	(116)	101,562	4,202	162,822	167,024	6,432	(896)	4,102	9,638
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	2,029	(6,695)	(23,540)	(28,206)	1,489	(2,575)	(51,194)	—	(52,280)	(80,486)	103,896	23,410	94	(178)	(3,600)	(3,684)
Templeton Growth Securities (AdvantEdge ™) (February 25)*	277	(3,052)	(12,301)	(15,076)	52,453	—	17	(154)	52,316	37,240	—	37,240	5,978	(21)	(64)	5,893
Templeton Growth Securities (AnnuiChoice ™)	9,772	(167,034)	(323,894)	(481,156)	1,255	(56,328)	(670,377)	(4,347)	(729,797)	(1,210,953)	1,683,486	472,533	75	(4,213)	(41,171)	(45,309)
Templeton Growth Securities (AnnuiChoice II ™)	2,344	(7,898)	(115,974)	(121,528)	96,407	(14,456)	(10,759)	(578)	70,614	(50,914)	227,895	176,981	10,219	(1,746)	(1,070)	7,403
Templeton Growth Securities (GrandMaster flex3 ™)	8,651	(20,962)	(873,744)	(886,055)	8,154	(117,654)	(154,547)	(854)	(264,901)	(1,150,956)	2,278,202	1,127,246	519	(7,806)	(8,655)	(15,942)
Templeton Growth Securities (Grandmaster ™)	5,626	21,531	(477,151)	(449,994)	—	(60,154)	(98,847)	(271)	(159,272)	(609,266)	1,150,905	541,639	—	(4,668)	(6,050)	(10,718)
Templeton Growth Securities (IQ Annuity ™)	6,752	(290,235)	(399,896)	(683,379)	20,297	(530,774)	41,001	(1,262)	(470,738)	(1,154,117)	1,933,514	779,397	1,332	(38,291)	6,513	(30,446)
Templeton Growth Securities (Pinnacle Plus ™)	2,936	(17,114)	(368,186)	(382,364)	45,548	(57,952)	(130,453)	(1,002)	(143,859)	(526,223)	987,517	461,294	2,972	(4,192)	(9,027)	(10,247)
Templeton Growth Securities (IQ Advisor Standard ™)	830	4,198	(57,165)	(52,137)	—	—	239,976	—	239,976	187,839	—	187,839	—	—	21,804	21,804
Van Kampen LIT Comstock (AdvantEdge ™) (February 25)*	(31)	(4)	(1,050)	(1,085)	14,576	—	—	(7)	14,569	13,484	—	13,484	2,030	(1)	—	2,029
Van Kampen LIT Comstock (AnnuiChoice ™)	12,530	(37,861)	(266,948)	(292,279)	2,056	(57,377)	(99,758)	(2,576)	(157,655)	(449,934)	871,777	421,843	138	(3,999)	(8,848)	(12,709)
Van Kampen LIT Comstock (AnnuiChoice II ™)	531	1,926	(43,838)	(41,381)	77,661	—	7,923	(188)	85,396	44,015	53,949	97,964	8,433	(26)	1,211	9,618
Van Kampen LIT Comstock (GrandMaster flex3 ™)	6,648	(159,474)	(11,682)	(164,508)	49,490	(195,177)	(117,640)	(450)	(263,777)	(428,285)	653,721	225,436	3,302	(13,379)	(8,578)	(18,655)
Van Kampen LIT Comstock (Grandmaster ™)	2,202	1,279	(73,374)	(69,893)	—	(37,219)	(36,706)	(35)	(73,960)	(143,853)	253,553	109,700	—	(2,518)	(2,477)	(4,995)
Van Kampen LIT Comstock (IQ Annuity ™)	11,025	(25,110)	(340,109)	(354,194)	43,641	(174,138)	(49,159)	(701)	(180,357)	(534,551)	1,095,941	561,390	3,523	(12,823)	(3,734)	(13,034)
Van Kampen LIT Comstock (IQ Advisor Standard ™) (June 19)*	(55)	(186)	(5,361)	(5,602)	—	(869)	20,417	—	19,548	13,946	—	13,946	—	(89)	1,730	1,641
Van Kampen LIT Comstock (Pinnacle Plus ™)	2,948	(26,007)	(79,082)	(102,141)	2,426	(23,050)	(34,064)	(441)	(55,129)	(157,270)	309,327	152,057	180	(1,958)	(2,903)	(4,681)
Van Kampen LIT Capital Growth (AnnuiChoice ™)	(301)	(26,722)	(3,864)	(30,887)	115	(7,572)	(86,848)	(218)	(94,523)	(125,410)	129,812	4,402	9	(651)	(7,012)	(7,654)
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	(71)	(15)	(4,380)	(4,466)	4,684	—	25	(36)	4,673	207	8,802	9,009	735	(4)	2	733
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	(670)	(4,140)	(11,580)	(16,390)	—	(6,910)	(70,889)	(14)	(77,813)	(94,203)	95,944	1,741	—	(598)	(5,412)	(6,010)
Van Kampen LIT Capital Growth (Grandmaster ™)	(90)	82	(4,834)	(4,842)	—	(908)	1	(3)	(910)	(5,752)	10,579	4,827	—	(62)	—	(62)
Van Kampen LIT Capital Growth (IQ Annuity ™)	(4,059)	(119,226)	(86,741)	(210,026)	—	(29,777)	261,408	(557)	231,074	21,048	69,152	90,200	—	(2,478)	9,639	7,161
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	(688)	(2,861)	(26,572)	(30,121)	3,406	(908)	31,909	(54)	34,353	4,232	27,739	31,971	268	(105)	2,493	2,656
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	12,133	(17,560)	(27,452)	(32,879)	2,233	(1,732)	64,171	(418)	64,254	31,375	128,630	160,005	237	(234)	6,024	6,027
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	7,496	1,340	(24,126)	(15,290)	52,908	(47)	8,923	(7)	61,777	46,487	50,187	96,674	5,423	(7)	948	6,364
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	22,147	(29,820)	(41,544)	(49,217)	1,333	(52,635)	(58,707)	(54)	(110,063)	(159,280)	323,972	164,692	78	(3,188)	(4,328)	(7,438)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	41,313	(33,192)	(91,965)	(83,844)	4,773	(113,692)	(22,745)	(315)	(131,979)	(215,823)	553,644	337,821	576	(11,753)	(3,588)	(14,765)
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	38,580	(31,031)	(74,480)	(66,931)	21,217	(88,930)	20,947	(1,113)	(47,879)	(114,810)	426,287	311,477	1,265	(5,529)	1,069	(3,195)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	20,013	(14,894)	(53,259)	(48,140)	—	(5,104)	56,233	(451)	50,678	2,538	221,972	224,510	—	(387)	3,518	3,131
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	67	(1,138)	95	(976)	745	(758)	(10,556)	—	(10,569)	(11,545)	19,849	8,304	54	(55)	(725)	(726)
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™) (February 25)*	994	3,358	(21,801)	(17,449)	26,488	—	15,417	(18)	41,887	24,438	—	24,438	3,042	(3)	2,203	5,242
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	61,267	(240,243)	(542,121)	(721,097)	4,174	(163,676)	(563,089)	(4,504)	(727,095)	(1,448,192)	1,840,773	392,581	173	(4,994)	(16,198)	(21,019)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	5,993	15,396	(94,327)	(72,938)	105,040	(2,841)	24,809	(45)	126,963	54,025	41,373	95,398	9,372	(231)	1,777	10,918
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	55,327	(303,198)	(439,545)	(687,416)	4,308	(129,004)	47,812	(3,142)	(80,026)	(767,442)	1,354,686	587,244	132	(4,303)	4,740	569
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	33,717	89,247	(517,074)	(394,110)	—	(64,007)	133,491	(123)	69,361	(324,749)	610,545	285,796	—	(1,930)	3,301	1,371
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	61,579	(150,111)	(708,609)	(797,141)	45,380	(692,483)	(1,032,106)	(2,745)	(1,681,954)	(2,479,095)	2,862,503	383,408	1,633	(18,736)	(28,574)	(45,677)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	36,080	(157,104)	(302,967)	(423,991)	16,178	(66,372)	10,120	(632)	(40,706)	(464,697)	724,353	259,656	564	(2,552)	(1,062)	(3,050)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	552	(12,678)	(4,220)	(16,346)	—	(1,317)	(111,498)	—	(112,815)	(129,161)	131,421	2,260	—	(47)	(4,119)	(4,166)
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice ™) (May 1)*	1,159	1,250	(16,540)	(14,131)	—	—	40,523	(82)	40,441	26,310	—	26,310	—	(11)	4,314	4,303
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™) (May 1)*	5,535	(4,319)	(10,305)	(9,089)	44,511	—	(20,215)	(2)	24,294	15,205	—	15,205	4,656	—	(2,166)	2,490
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™) (May 1)*	(16)	(5)	(1,557)	(1,578)	—	—	6,588	—	6,588	5,010	—	5,010	—	—	821	821
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™) (May 1)*	573	(1,202)	(9,090)	(9,719)	3,718	(1,172)	46,747	(169)	49,124	39,405	—	39,405	380	(223)	6,308	6,465
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus ™) (May 1)*	(4)	(1)	(350)	(355)	1,184	—	1	—	1,185	830	—	830	136	—	—	136

See accompanying notes

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (AdvantEdge ™) (February 25)*	$(18)	$(10)	$(2,441)	$(2,469)	$5,968	$—	$—	$—	$5,968	$3,499	$—	$3,499	569	—	—	569
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	37,993	(31,497)	(189,808)	(183,312)	13,236	(44,588)	90,665	(1,121)	58,192	(125,120)	421,306	296,186	1,944	(5,865)	11,912	7,991
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	16,484	41,982	(163,490)	(105,024)	165,438	(13,141)	59,307	(55)	211,549	106,525	58,884	165,409	21,662	(1,766)	7,498	27,394
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	31,958	(143,475)	(99,662)	(211,179)	20,933	(105,625)	(51,937)	(589)	(137,218)	(348,397)	603,437	255,040	1,149	(5,829)	(4,802)	(9,482)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	31,558	(76,334)	(123,830)	(168,606)	3,140	(81,940)	(92,116)	(170)	(171,086)	(339,692)	567,779	228,087	139	(3,923)	(4,810)	(8,594)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	35,956	(98,286)	(98,845)	(161,175)	6,677	(116,879)	57,104	(226)	(53,324)	(214,499)	493,556	279,057	1,022	(17,101)	11,406	(4,673)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	80,441	(333,671)	1,938	(251,292)	33,396	(132,199)	158,662	(1,266)	58,593	(192,699)	482,251	289,552	1,727	(6,603)	4,525	(351)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	32,552	(1,105)	(157,040)	(125,593)	—	(5,364)	(23,339)	—	(28,703)	(154,296)	322,921	168,625	—	(339)	(2,459)	(2,798)
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	9,846	29,699	(287,237)	(247,692)	660	(8,014)	(77,840)	(1,885)	(87,079)	(334,771)	769,630	434,859	50	(774)	(6,005)	(6,729)
DWS Small Cap Index (AnnuiChoice II ™)	503	771	(11,869)	(10,595)	12,630	(2,174)	(3,786)	(24)	6,646	(3,949)	26,104	22,155	1,373	(231)	(381)	761
DWS Small Cap Index (GrandMaster flex3 ™)	1,084	(70,386)	16,188	(53,114)	30	(14,930)	38,561	(400)	23,261	(29,853)	174,438	144,585	4	(1,294)	4,706	3,416
DWS Small Cap Index (Grandmaster ™)	1,552	2,047	(49,859)	(46,260)	—	(19,455)	12,762	(1)	(6,694)	(52,954)	144,161	91,207	—	(1,554)	1,299	(255)
DWS Small Cap Index (IQ3 ™)	5,149	(12,329)	(188,705)	(195,885)	13,445	(63,828)	59,646	(991)	8,272	(187,613)	534,015	346,402	1,168	(5,108)	4,025	85
DWS Small Cap Index (Pinnacle Plus ™)	935	(14,842)	(37,284)	(51,191)	583	(54,711)	(946)	(85)	(55,159)	(106,350)	187,940	81,590	41	(4,086)	(24)	(4,069)
DWS Small Cap Index (IQ Advisor Standard ™)	(53)	(218)	(6,161)	(6,432)	—	(838)	20,416	—	19,578	13,146	—	13,146	—	(84)	1,633	1,549
Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™) (May 1)*	2,853	(2,417)	(10,039)	(9,603)	—	(148)	72,741	(94)	72,499	62,896	—	62,896	—	(27)	7,651	7,624
Pimco VIT All Asset (AnnuiChoice II ™) (February 25)*	3,251	126	(16,383)	(13,006)	59,370	—	21,023	(1)	80,392	67,386	—	67,386	5,991	—	2,116	8,107
Pimco VIT All Asset (Grandmaster ™) (May 1)*	478	(1,581)	(1,341)	(2,444)	—	—	14,169	(5)	14,164	11,720	—	11,720	—	(1)	1,425	1,424
Pimco VIT All Asset (GrandMaster flex3 ™) (February 25)*	2,196	(126)	(12,376)	(10,306)	—	—	64,419	(3)	64,416	54,110	—	54,110	—	—	6,584	6,584
Pimco VIT All Asset (IQ Annuity ™) (May 1)*	716	(463)	(2,996)	(2,743)	5,413	(119)	13,529	(51)	18,772	16,029	—	16,029	669	(21)	1,301	1,949
Pimco VIT All Asset (Pinnacle Plus ™) (May 1)*	218	(3,643)	(244)	(3,669)	1,580	—	3,514	(32)	5,062	1,393	—	1,393	170	(3)	3	170
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™) (February 25)*	355	(7,075)	(6,033)	(12,753)	41,873	—	(22,646)	(18)	19,209	6,456	—	6,456	3,918	(3)	(2,568)	1,347
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™) (May 1)*	6,588	(35,382)	(117,430)	(146,224)	994	(2,562)	254,150	(333)	252,249	106,025	—	106,025	224	(307)	22,291	22,208
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™) (February 25)*	5,790	(440)	(110,043)	(104,693)	124,491	—	90,906	(9)	215,388	110,695	—	110,695	13,657	(1)	9,374	23,030
Pimco VIT Commodity Real Return Strategy (Grandmaster ™) (May 1)*	514	(6,475)	(11,248)	(17,209)	—	(633)	26,355	—	25,722	8,513	—	8,513	—	(99)	1,886	1,787
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™) (May 1)*	3,587	(2,483)	(55,677)	(54,573)	200	(26)	126,712	(2)	126,884	72,311	—	72,311	43	(3)	15,163	15,203
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™) (May 1)*	7,846	(87,162)	(77,778)	(157,094)	7,509	(85,622)	303,639	(632)	224,894	67,800	—	67,800	825	(8,818)	22,238	14,245
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™) (May 1)*	1,799	(43,907)	3,419	(38,689)	—	(3,424)	57,459	(97)	53,938	15,249	—	15,249	—	(453)	3,662	3,209
Pimco VIT Low Duration (AnnuiChoice ™) (May 1)*	413	291	(740)	(36)	—	—	28,513	(28)	28,485	28,449	—	28,449	—	(3)	2,929	2,926
Pimco VIT Low Duration (AnnuiChoice II ™) (February 25)*	200	135	(320)	15	—	—	14,349	—	14,349	14,364	—	14,364	—	—	1,483	1,483
Pimco VIT Low Duration (GrandMaster flex3 ™) (November 24)*	1,071	614	(2,317)	(632)	—	(2,389)	73,669	(40)	71,240	70,608	—	70,608	—	(250)	7,540	7,290
Pimco VIT Low Duration (IQ Annuity ™) (May 1)*	4,423	(6,623)	(6,234)	(8,434)	1,458	(36,778)	212,735	(72)	177,343	168,909	—	168,909	147	(3,801)	21,081	17,427
Pimco VIT Low Duration (Pinnacle Plus ™) (May 1)*	455	417	(279)	593	—	—	41,847	(21)	41,826	42,419	—	42,419	—	(2)	4,385	4,383
Pimco VIT Real Return (AdvantEdge ™) (February 25)*	129	(9)	(2,044)	(1,924)	16,270	—	(1)	—	16,269	14,345	—	14,345	1,612	—	—	1,612
Pimco VIT Real Return (AnnuiChoice ™) (May 1)*	1,786	(14,372)	(5,525)	(18,111)	—	(27,090)	161,577	(365)	134,122	116,011	—	116,011	—	(3,109)	16,080	12,971
Pimco VIT Real Return (AnnuiChoice II ™) (February 25)*	1,112	(30)	(9,394)	(8,312)	78,473	—	22,021	(1)	100,493	92,181	—	92,181	7,955	—	2,370	10,325
Pimco VIT Real Return (IQ Annuity ™) (May 1)*	9,402	(15,900)	(67,459)	(73,957)	30,583	(91,423)	768,067	(905)	706,322	632,365	—	632,365	3,203	(9,878)	77,595	70,920
Pimco VIT Real Return (Grandmaster ™) (May 1)*	1,089	(6,073)	(5,093)	(10,077)	—	(84,968)	248,404	(30)	163,406	153,329	—	153,329	—	(9,678)	26,862	17,184
Pimco VIT Real Return (GrandMaster flex3 ™) (May 1)*	931	(13,131)	5,036	(7,164)	—	(37,047)	212,253	(18)	175,188	168,024	—	168,024	—	(4,279)	23,136	18,857
Pimco VIT Real Return (Pinnacle Plus ™) (May 1)*	666	(76)	(8,729)	(8,139)	31,340	(168)	72,698	(77)	103,793	95,654	—	95,654	3,482	(26)	7,288	10,744
Pimco VIT Total Return (AdvantEdge ™) (February 25)*	1,443	(282)	(1,239)	(78)	58,358	—	97,229	(264)	155,323	155,245	—	155,245	5,766	(27)	9,573	15,312
Pimco VIT Total Return (AnnuiChoice ™) (May 1)*	21,022	5,554	21,427	48,003	—	(20,465)	1,054,174	(1,315)	1,032,394	1,080,397	—	1,080,397	—	(2,244)	109,898	107,654
Pimco VIT Total Return (AnnuiChoice II ™) (February 25)*	3,835	(456)	298	3,677	128,780	(25,820)	66,336	(50)	169,246	172,923	—	172,923	12,944	(2,657)	6,716	17,003
Pimco VIT Total Return (IQ Annuity ™) (May 1)*	13,446	(659)	(3,959)	8,828	38,291	(88,216)	878,624	(379)	828,320	837,148	—	837,148	3,932	(9,076)	88,815	83,671
Pimco VIT Total Return (Grandmaster ™) (May 1)*	10,130	37,209	6,045	53,384	—	(47,543)	255,379	(127)	207,709	261,093	—	261,093	—	(4,913)	30,991	26,078
Pimco VIT Total Return (GrandMaster flex3 ™) (May 1)*	8,165	(1,637)	8,914	15,442	200	(2,603)	697,423	(301)	694,719	710,161	—	710,161	20	(297)	71,304	71,027

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class 2 (continued):
Pimco VIT Total Return (Pinnacle Plus ™) (May 1)*	$7,871	$3,411	$8,152	$19,434	$32,921	$(2,172)	$418,985	$(229)	$449,505	$468,939	$—	$468,939	3,471	(247)	43,716	46,940
Investor Class:
Rydex VT Multi Hedge Strategies (AdvantEdge ™) (February 25)*	(69)	(1,053)	(2,069)	(3,191)	18,605	—	(5,457)	(67)	13,081	9,890	—	9,890	1,818	(7)	(632)	1,179
Rydex VT Multi Hedge Strategies (AnnuiChoice ™) (May 1)*	54	(2,200)	(9,254)	(11,400)	4,993	(2,068)	77,246	(189)	79,982	68,582	—	68,582	514	(229)	7,968	8,253
Rydex VT Multi Hedge Strategies (AnnuiChoice II ™) (February 25)*	68	(39)	(3,544)	(3,515)	33,836	—	5,985	(4)	39,817	36,302	—	36,302	3,655	—	658	4,313
Rydex VT Multi Hedge Strategies (Grandmaster ™) (May 1)*	3	—	28	31	—	—	1,247	(1)	1,246	1,277	—	1,277	—	—	154	154
Rydex VT Multi Hedge Strategies (IQ Annuity ™) (May 1)*	(2,715)	(36,380)	(6,250)	(45,345)	6,654	(29,445)	120,560	(555)	97,214	51,869	—	51,869	810	(3,102)	8,553	6,261
Rydex VT Hedged Equity (AnnuiChoice ™) (May 1)*	359	(128)	(7,226)	(6,995)	—	(164)	64,166	(140)	63,862	56,867	—	56,867	—	(37)	7,169	7,132
Rydex VT Hedged Equity (AnnuiChoice II ™) (February 25)*	181	(11)	(2,608)	(2,438)	21,559	—	2,278	(1)	23,836	21,398	—	21,398	2,355	—	256	2,611
Rydex VT Hedged Equity (IQ Annuity ™) (May 1)*	68	(4,527)	(3,725)	(8,184)	143	—	31,195	(55)	31,283	23,099	—	23,099	17	(7)	2,896	2,906
Rydes VT Hedged Equity (Pinnacle Plus ™) (May 1)*	55	(7)	(861)	(813)	1,580	—	9,614	—	11,194	10,381	—	10,381	176	—	1,132	1,308
Rydex VT All-Cap Opportunity (AdvantEdge ™) (February 25)*	(2)	—	29	27	—	—	1,961	—	1,961	1,988	—	1,988	—	—	299	299
Rydex VT All-Cap Opportunity (AnnuiChoice ™) (May 1)*	(232)	(1,833)	(38,813)	(40,878)	—	(259)	123,960	(295)	123,406	82,528	—	82,528	—	(70)	12,800	12,730
Rydex VT All-Cap Opportunity (AnnuiChoice II ™) (February 25)*	(2)	—	(388)	(390)	—	—	2,277	—	2,277	1,887	—	1,887	—	—	283	283
Rydex VT All-Cap Opportunity (IQ Annuity ™) (May 1)*	(153)	(187)	(12,708)	(13,048)	15,798	(1,555)	39,978	(40)	54,181	41,133	—	41,133	2,200	(181)	4,345	6,364
Rydex VT All-Cap Opportunity (GrandMaster flex3 ™) (May 1)*	(103)	(24)	(6,821)	(6,948)	—	—	18,295	(2)	18,293	11,345	—	11,345	—	—	1,757	1,757
Rydes VT All-Cap Opportunity (Pinnacle Plus ™) (May 1)*	(81)	(13)	(4,189)	(4,283)	—	—	14,044	—	14,044	9,761	—	9,761	—	—	1,513	1,513
Rydex VT Managed Futures Strategies (IQ Annuity ™) (November 24)*	—	—	(288)	(288)	25,000	—	—	—	25,000	24,712	—	24,712	2,599	—	—	2,599
Rydex VT Managed Futures Strategies (Pinnacle Plus ™) (November 24)*	(30)	(1)	(944)	(975)	—	—	22,698	(11)	22,687	21,712	—	21,712	—	(1)	2,285	2,284

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2009

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA.  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.  In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account.  Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); Van Kampen Life Investment Trust (“Van Kampen LIT Funds”); Columbia Management (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), and the Rydex Variable Trust (“Rydex Funds”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios. The Columbia VIT Funds are managed by Columbia Management.  The PIMCO Funds are managed by the Pacific Investment Management Company LLC.  The Rydex Funds are managed by Rydex Investments.

The contract holder’s account value in a Separate Account division will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund.  The Separate Account currently has 453 investment divisions available.  The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2009.  The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations.  Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-date.  Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value.  Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC.  Under the provisions of the policies, Integrity has the  right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2009 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2009) and the cost of shares held at December 31, 2009, for each division, were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)	$33,640	$764	$32,963
Touchstone Aggressive ETF (AnnuiChoice ™)	557,289	71,630	719,983
Touchstone Aggressive ETF (AnnuiChoice II ™)	697,080	221,152	514,583
Touchstone Aggressive ETF (AnnuiChoice II ™)	144,394	4,266	140,563
Touchstone Aggressive ETF (GrandMaster flex3 ™)	1,358,092	642,076	2,331,435
Touchstone Aggressive ETF (Grandmaster ™)	72,274	39,252	176,764
Touchstone Aggressive ETF (IQ Annuity ™)	265,994	191,475	3,687,298
Touchstone Aggressive ETF (IQ Advisor Standard™)	9,872	45	9,833
Touchstone Aggressive ETF (Pinnacle Plus ™)	501,178	375,076	238,803
Touchstone Baron Small Cap Growth (AdvantEdge ™)	156,026	2,987	177,100
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	105,951	55,955	166,142
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	288,897	507,955	1,052,069
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	99,156	107,071	999,111
Touchstone Baron Small Cap Growth (Grandmaster ™)	646,237	103,889	746,027
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	1	35	5,888
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	129,025	19,646	293,140
Touchstone Baron Small Cap Growth (IQ Annuity ™)	469,264	233,929	3,046,216
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	85,568	29,070	489,702
Touchstone Conservative ETF (AdavatEdge ™)	191,856	1,934	190,037
Touchstone Conservative ETF (AnnuiChoice ™)	346,843	354,529	733,926
Touchstone Conservative ETF (AnnuiChoice II ™)	685,756	6,915	679,478
Touchstone Conservative ETF (AnnuiChoice II ™)	10,265	162	10,116
Touchstone Conservative ETF (AnnuiChoice II ™)	268,198	16,324	252,279
Touchstone Conservative ETF (GrandMaster flex3 ™)	231,771	306,473	335,849
Touchstone Conservative ETF (Grandmaster ™)	92,544	19,553	680,983
Touchstone Conservative ETF (IQ Advisor Standard ™)	12,064	4,174	125,602
Touchstone Conservative ETF (IQ Annuity ™)	578,951	334,639	1,317,888
Touchstone Conservative ETF (Pinnacle Plus ™)	71,549	51,015	154,519
Touchstone Core Bond (AdvantEdge ™)	39,559	943	57,445
Touchstone Core Bond (AnnuiChoice ™)	141,947	402,992	983,930
Touchstone Core Bond (AnnuiChoice II ™)	90,237	7,176	139,617
Touchstone Core Bond (GrandMaster flex3 ™)	98,307	148,825	480,457
Touchstone Core Bond (Grandmaster ™)	145,042	97,020	537,914
Touchstone Core Bond (IQ Annuity ™)	96,955	205,334	531,334
Touchstone Core Bond (Pinnacle Plus ™)	39,698	357,027	322,412
Touchstone Core Bond (IQ Advisor Standard ™)	12,733	72,661	238,998
Touchstone Mid Cap Growth (AdvantEdge ™)	4,016	246	20,055
Touchstone Mid Cap Growth (AnnuiChoice ™)	133,609	635,224	2,524,989
Touchstone Mid Cap Growth (AnnuiChoice II ™)	158,364	31,532	1,421,927
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	37,370	69,816	450,287
Touchstone Mid Cap Growth (Grandmaster ™)	6,935	30,733	163,167

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Mid Cap Growth (IQ Annuity ™)	$52,084	$284,966	$839,651
Touchstone Mid Cap Growth (Pinnacle Plus ™)	147,717	66,581	432,745
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	4	50,471	2,512
Touchstone Large Cap Core Equity (AdvantEdge ™)	10,734	60	10,680
Touchstone Large Cap Core Equity (AnnuiChoice ™)	442,003	307,901	1,305,991
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	83,745	42,975	244,822
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	93,418	88,201	596,248
Touchstone Large Cap Core Equity (Grandmaster ™)	1,244,630	141,824	1,219,987
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	977	1,606	23,294
Touchstone Large Cap Core Equity (IQ Annuity ™)	53,063	201,964	870,062
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	170,773	29,729	553,367
Touchstone Enhanced ETF (AdvantEdge ™)	207,369	2,943	327,772
Touchstone Enhanced ETF (AnnuiChoice ™)	103,749	90,718	777,667
Touchstone Enhanced ETF (AnnuiChoice II ™)	87,326	861	86,583
Touchstone Enhanced ETF (GrandMaster flex3 ™)	293,345	3,182,054	1,268,392
Touchstone Enhanced ETF (Grandmaster ™)	18,496	483,320	237,288
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	1,097	258	45,432
Touchstone Enhanced ETF (IQ Advisor Standard ™)	4,764	2,208	224,766
Touchstone Enhanced ETF (IQ Annuity ™)	166,299	1,049,891	4,821,975
Touchstone Enhanced ETF (Pinnacle Plus ™)	246,721	21,095	264,769
Touchstone High Yield (AnnuiChoice ™)	226,395	168,886	448,720
Touchstone High Yield (AnnuiChoice II ™)	179,127	426,067	94,295
Touchstone High Yield (GrandMaster flex3 ™)	2,994,533	6,408,117	492,960
Touchstone High Yield (Grandmaster ™)	334,568	732,222	146,676
Touchstone High Yield (IQ Annuity ™)	1,196,155	576,303	1,274,304
Touchstone High Yield (IQ Advisor Standard™)	255,770	83,502	182,981
Touchstone High Yield (Pinnacle Plus ™)	216,216	80,695	517,180
Touchstone High Yield (AdvantEdge ™)	185,736	4,918	181,413
Touchstone Moderate ETF (AdvantEdge ™)	215,623	3,326	376,164
Touchstone Moderate ETF (AnnuiChoice ™)	850,472	1,305,400	3,561,024
Touchstone Moderate ETF (AnnuiChoice II ™)	1,571,629	96,819	1,528,514
Touchstone Moderate ETF (AnnuiChoice II ™)	29,572	367	29,244
Touchstone Moderate ETF (AnnuiChoice II ™)	19,416	282	19,165
Touchstone Moderate ETF (GrandMaster flex3 ™)	736,862	1,514,681	4,037,102
Touchstone Moderate ETF (Grandmaster ™)	103,562	295,610	232,095
Touchstone Moderate ETF (IQ Annuity ™)	164,949	313,031	2,511,175
Touchstone Moderate ETF (Pinnacle Plus ™)	651,969	373,722	697,523
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	1,222	287	39,650
Touchstone Moderate ETF (IQ Advisor Standard ™)	23,037	6,542	118,162
Touchstone Money Market (AdvantEdge ™)	3,203,722	2,038,913	1,355,558
Touchstone Money Market (AnnuiChoice ™)	8,152,064	5,274,393	2,938,277
Touchstone Money Market (AnnuiChoice II ™)	3,368,705	777,720	2,590,985
Touchstone Money Market (Grandmaster ™)	5,344,103	8,731,093	5,700,027
Touchstone Money Market (GrandMaster flex3™)	10,425,216	8,456,286	1,968,930
Touchstone Money Market (IQ Advisor Standard ™)	2,438,845	1,938,014	500,831
Touchstone Money Market (IQ Annuity ™)	2,231,827	2,578,560	302,318

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Money Market (IQ3 ™)	$9,525,905	$4,997,645	$4,528,260
Touchstone Money Market (Pinnacle Plus ™)	4,594,566	1,835,618	2,758,948
Touchstone Third Avenue Value (AdvantEdge ™)	472,302	2,342	503,467
Touchstone Third Avenue Value (AnnuiChoice ™)	565,753	1,546,057	4,355,006
Touchstone Third Avenue Value (AnnuiChoice II ™)	320,208	80,463	1,123,479
Touchstone Third Avenue Value (GrandMaster flex3 ™)	276,333	1,050,341	1,807,361
Touchstone Third Avenue Value (Grandmaster ™)	186,081	289,868	1,757,862
Touchstone Third Avenue Value (IQ Annuity ™)	393,361	625,332	4,240,814
Touchstone Third Avenue Value (Pinnacle Plus ™)	414,617	296,283	1,235,625
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	362	30	7,464
Touchstone Third Avenue Value (IQ Advisor Standard ™)	93,667	84,915	805,904
Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)	164,192	28,114	140,776
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)	405,446	134,488	293,175
JP Morgan IT Mid Cap Value (Grandmaster ™)	46,077	1,164	45,089
JP Morgan IT Mid Cap Value (IQ3 ™)	136,391	52,667	90,828
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)	143,741	4,164	140,268
Non-Affiliated Intial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	332,112	2,558,599	13,953,784
Fidelity VIP Growth (Grandmaster ™)	32,427	981,338	6,836,885
Fidelity VIP High Income (Grandmaster ™)	1,469,532	1,135,909	2,740,573
Fidelity VIP II Asset Manager (Grandmaster ™)	551,061	1,359,077	8,069,516
Fidelity VIP II Contrafund (Grandmaster ™)	415,727	3,485,357	18,332,241
Fidelity VIP II Index 500 (Grandmaster ™)	217,729	917,072	5,389,319
Fidelity VIP II Index 500 (IQ Annuity ™)	16,673	156,080	289,547
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	47,962	220,773	453,812
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	7,616	981	88,514
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	340,279	839,841	3,370,929
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	57,771	257,108	532,941
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	104,125	312,198	1,073,488
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	12,398	54,954	108,309
Fidelity VIP III Balanced (Grandmaster ™)	13,984	228,244	796,371
Fidelity VIP III Growth & Income (Grandmaster ™)	35,767	421,104	2,618,608
Fidelity VIP III Growth Opportunities (Grandmaster ™)	8,434	118,223	642,372
Fidelity VIP Overseas (AnnuiChoice ™)	3,723	36,556	228,027
Fidelity VIP Overseas (AnnuiChoice II ™)	1,448	1,388	101,413
Fidelity VIP Overseas (Grandmaster ™)	70,003	556,158	4,159,869
Fidelity VIP Overseas (Grandmaster flex3 ™)	693	3,038	18,556
Fidelity VIP Overseas (IQ Annuity ™)	1,018	55,972	58,946
Fidelity VIP Overseas (Pinnacle Plus ™)	2,328	26,640	100,869
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	8,358	190,446	537,896
Fidelity VIP Growth (IQ Annuity ™)	1,212	64,934	245,557
Fidelity VIP High Income (IQ Annuity ™)	1,767,657	1,490,109	985,443
Fidelity VIP II Asset Manager (IQ Annuity ™)	3,119	79,863	110,287
Fidelity VIP II Contrafund (IQ Annuity ™)	38,679	490,361	884,315

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class (continued):
Fidelity VIP III Balanced (IQ Annuity ™)	$1,836	$14,880	$104,835
Fidelity VIP III Growth & Income (IQ Annuity ™)	755	70,899	102,127
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	60,448	40,752	36,126
Fidelity VIP III Mid Cap (Grandmaster ™)	16,787	319,888	2,045,209
Fidelity VIP III Mid Cap (IQ Annuity ™)	9,976	195,129	1,121,282
Fidelity VIP Overseas (IQ Annuity ™)	1,135	23,975	78,714
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	65,082	1,175	82,844
Fidelity VIP Asset Manager (AnnuiChoice ™)	7,058	70,012	364,999
Fidelity VIP Asset Manager (AnnuiChoice II ™)	62,561	31,638	51,627
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	5,316	115,694	179,390
Fidelity VIP Asset Manager (IQ3 ™)	24,248	89,323	310,426
Fidelity VIP Asset Manager (Pinnacle Plus ™)	22,553	43,930	112,063
Fidelity VIP Balanced (AdvantEdge ™)	58,310	1,599	72,522
Fidelity VIP Balanced (AnnuiChoice ™)	106,621	106,014	642,929
Fidelity VIP Balanced (AnnuiChoice II ™)	73,493	5,217	135,355
Fidelity VIP Balanced (GrandMaster flex3 ™)	26,581	38,395	347,424
Fidelity VIP Balanced (Grandmaster ™)	49,256	204,863	1,079,567
Fidelity VIP Balanced (IQ3 ™)	145,802	93,296	584,155
Fidelity VIP Balanced (Pinnacle Plus ™)	106,600	33,894	257,457
Fidelity VIP Balanced (IQ Advisor Standard ™)	2,639	3,384	176,276
Fidelity VIP Contrafund (AdvantEdge ™)	236,818	64,772	272,118
Fidelity VIP Contrafund (AnnuiChoice ™)	332,500	2,050,528	3,888,210
Fidelity VIP Contrafund (AnnuiChoice II ™)	869,620	282,668	1,285,049
Fidelity VIP Contrafund (GrandMaster flex3 ™)	274,384	2,369,926	1,864,483
Fidelity VIP Contrafund (IQ3 ™)	297,913	856,627	5,540,766
Fidelity VIP Contrafund (Pinnacle Plus ™)	434,770	548,455	1,326,685
Fidelity VIP Contrafund (IQ Advisor Standard ™)	1,088	50,427	89,760
Fidelity VIP Disciplined Small Cap (AdvantEdge™)	1,503	17	1,488
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	42,571	62,491	161,462
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	24,365	10,304	17,007
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	10,189	6,782	69,615
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	7,966	14,067	68,928
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	19,116	63,849	104,617
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	773	31,290	14,743
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	6	14,985	45,370
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	15,307	7,918	54,259
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	3,413	6,214	29,250
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	7,866	12,337	27,209
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	11,412	921	85,273
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	1,548	7,679	149,250
Fidelity VIP Equity-Income (AdvantEdge ™)	21,926	1,175	20,983
Fidelity VIP Equity-Income (AnnuiChoice ™)	66,734	697,410	2,046,183
Fidelity VIP Equit-Income (AnnuiChoice II ™)	246,684	63,646	379,040
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	75,086	170,340	409,097
Fidelity VIP Equity-Income (IQ3 ™)	114,946	276,710	1,295,594

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus ™)	$30,816	$104,041	$316,443
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	1,108	1,509	24,208
Fidelity Freedom 2010 (Adnavtedge ™)	96,785	3,808	159,825
Fidelity Freedom 2010 (AnnuiChoice ™)	180	172	4,931
Fidelity Freedom 2010 (AnnuiChoice II ™)	19,249	3,846	165,736
Fidelity Freedom 2010 (GrandMaster ™)	32,062	194,083	212,786
Fidelity Freedom 2010 (GrandmMaster flex3 ™)	13,176	16,434	134,225
Fidelity Freedom 2010 (IQ Annuity ™)	40,562	28,760	372,803
Fidelity Freedom 2010 (Pinnacle Plus ™)	289	104	6,262
Fidelity Freedom 2015 (AdvantEdge ™)	32,078	1,078	87,570
Fidelity Freedom 2015 (AnnuiChoice ™)	1,090	342	27,914
Fidelity Freedom 2015 (AnnuiChoice II ™)	23,820	4,169	220,653
Fidelity Freedom 2015 (GrandMaster ™)	18,822	102	18,724
Fidelity Freedom 2015 (IQ Annuity ™)	4,676	23,599	121,366
Fidelity Freedom 2015 (Pinnacle Plus ™)	3,513	1,232	93,739
Fidelity Freedom 2020 (AdvantEdge ™)	119,542	2,095	173,746
Fidelity Freedom 2020 (AnnuiChoice ™)	3,001	120,973	62,339
Fidelity Freedom 2020 (AnnuiChoice II ™)	255,379	5,015	522,961
Fidelity Freedom 2020 (GrandMaster ™)	43,932	45,526	25,941
Fidelity Freedom 2020 (GrandmMaster flex3 ™)	334	71	5,403
Fidelity Freedom 2020 (IQ Annuity ™)	1,361	470	42,205
Fidelity Freedom 2020 (Pinnacle Plus ™)	585	220	14,015
Fidelity Freedom 2025 (AnnuiChoice ™)	11,554	68	11,494
Fidelity Freedom 2025 (AnnuiChoice II ™)	17,258	2,601	165,329
Fidelity Freedom 2025 (GrandMaster ™)	64	24	1,963
Fidelity Freedom 2025 (Pinnacle Plus ™)	265	95	7,822
Fidelity Freedom 2030 (AnnuiChoice II ™)	21,850	2,762	240,583
Fidelity Freedom 2030 (GrandmMaster flex3 ™)	38,889	154	38,742
Fidelity Freedom 2030 (IQ Annuity ™)	4,593	291	30,161
Fidelity VIP Growth & Income (AdvantEdge ™)	10,835	359	25,204
Fidelity VIP Growth & Income (AnnuiChoice ™)	32,969	125,795	667,173
Fidelity VIP Growth & Income (AnnuiChoice II ™)	99,393	18,571	110,027
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	4,952	26,938	251,701
Fidelity VIP Growth & Income (IQ3 ™)	18,271	63,557	452,098
Fidelity VIP Growth & Income (Pinnacle Plus ™)	1,578	6,385	264,995
Fidelity VIP Growth (AdvantEdge ™)	15,531	1,003	14,561
Fidelity VIP Growth (AnnuiChoice ™)	9,051	160,713	861,745
Fidelity VIP Growth (AnnuiChoice II ™)	161,344	21,171	207,387
Fidelity VIP Growth (GrandMaster ™)	113,183	181,994	655,775
Fidelity VIP Growth (GrandMaster flex3 ™)	23,761	78,827	309,803
Fidelity VIP Growth (IQ3 ™)	48,731	157,565	619,977
Fidelity VIP Growth (Pinnacle Plus ™)	5,238	13,982	122,985
Fidelity VIP Growth Opportunities (AdvantEdge ™)	13,065	742	12,462
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	138,293	60,136	188,349
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)	16,476	1,065	15,616
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	43	4,647	29,805

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (IQ3 ™)	$1,332,069	$789,407	$624,796
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	12,180	6,226	49,820
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	292,880	186,998	122,879
Fidelity VIP Growth (IQ Advisor Standard ™)	8	16	4,436
Fidelity VIP High Income (AdvantEdge ™)	1,968,937	433,849	1,547,256
Fidelity VIP High Income (AnnuiChoice ™)	2,149,260	1,915,126	1,319,515
Fidelity VIP High Income (AnnuiChoice II ™)	514,269	78,532	450,142
Fidelity VIP High Income (GrandMaster flex3 ™)	11,027,051	4,166,652	8,496,256
Fidelity VIP High Income (IQ3 ™)	2,433,288	1,601,207	1,790,729
Fidelity VIP High Income (Pinnacle Plus ™)	6,420	14,813	80,830
Fidelity VIP Index 500 (AdvantEdge ™)	45,988	28,066	31,109
Fidelity VIP Index 500 (AnnuiChoice ™)	244,254	332,892	1,384,397
Fidelity VIP Index 500 (IQ3 ™)	1,139,518	694,703	1,554,732
Fidelity VIP Index 500 (AnnuiChoice II ™)	267,709	57,054	458,179
Fidelity VIP Index 500 (Grandmaster ™)	70,304	188,329	1,439,983
Fidelity VIP Index 500 (Grandmaster flex3 ™)	155,312	138,421	353,922
Fidelity VIP Index 500 (IQ Advisor Standard ™)	219,590	86,468	356,553
Fidelity VIP Index 500 (Pinnacle Plus ™)	47,822	72,484	315,714
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	102,181	3,876	133,057
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	1,175,947	1,184,171	3,861,567
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	351,641	152,971	839,137
Fidelity VIP Investment Grade Bond (GrandMaster ™)	1,804,866	1,111,886	2,452,693
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	529,510	717,320	1,078,355
Fidelity VIP Investment Grade Bond (IQ3 ™)	633,905	765,606	2,697,324
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	207,696	83,707	886,709
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	339,075	260,381	498,388
Fidelity VIP Mid Cap (AdvantEdge ™)	43,193	13,867	137,311
Fidelity VIP Mid Cap (AnnuiChoice ™)	754,901	707,407	2,733,072
Fidelity VIP Mid Cap (AnnuiChoice II ™)	173,625	98,838	401,880
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	156,161	959,835	938,054
Fidelity VIP Mid Cap (Grandmaster ™)	1,429,417	1,907,852	1,381,423
Fidelity VIP Mid Cap (IQ Annuity ™)	1,874,702	1,705,154	2,006,155
Fidelity VIP Mid Cap (Pinnacle Plus ™)	246,189	66,494	1,150,120
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	97	77	12,813
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	332,985	200,867	171,728
Fidelity VIP Overseas (AdvantEdge ™)	80,251	14,998	160,759
Fidelity VIP Overseas (AnnuiChoice ™)	86,029	393,071	689,937
Fidelity VIP Overseas (AnnuiChoice II ™)	173,306	63,231	354,664
Fidelity VIP Overseas (GrandMaster ™)	142,393	190,822	1,123,401
Fidelity VIP Overseas (GrandMaster flex3 ™)	50,385	892,142	337,427
Fidelity VIP Overseas (IQ3 ™)	172,682	564,775	576,332
Fidelity VIP Overseas (Pinnacle Plus ™)	13,368	77,359	375,738
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	301	103	17,218
Fidelity VIP Overseas (IQ Advisor Standard ™)	5,189	37,361	362,778
Fidelity VIP Value Stratagies (AdvantEdge ™)	12,991	11,710	2,999
Fidelity VIP Value Stratagies (AnnuiChoice ™)	53,994	5,886	50,401

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Value Stratagies (AnnuiChoice II ™)	$14,164	$26,794	$14,612
Fidelity VIP Value Stratagies (GrandMaster™)	10,379	1,676	8,872
Fidelity VIP Value Stratagies (IQ Annuity ™)	59,438	32,877	40,975
Fidelity VIP Value Stratagies (Pinnacle Plus ™)	54,440	2,778	52,552
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	20,474	93,472	254,898
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	960	170	14,751
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	5,218	5,513	67,696
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	13,557	38,321	185,248
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	12,562	105,770	669,168
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	1,894	11,546	126,836
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	5,956	63,609	182,848
Van Kampen UIF U.S. Real Estate (IQ3 ™)	11,883	84,225	683,732
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	161,435	152,678	1,133,762
Franklin Growth and Income Securities (AdvantEdge ™)	30,498	492	30,049
Franklin Growth and Income Securities (AnnuiChoice ™)	150,046	651,148	2,170,065
Franklin Growth and Income Securities (AnnuiChoice II ™)	43,934	21,728	92,155
Franklin Growth and Income Securities (GrandMaster flex3 ™)	128,049	258,211	1,037,925
Franklin Growth and Income Securities (Grandmaster ™)	69,584	137,113	935,572
Franklin Growth and Income Securities (IQ Annuity ™)	206,533	582,119	3,199,384
Franklin Growth and Income Securities (Pinnacle Plus ™)	36,025	124,947	733,405
Franklin Income Securities (AdvantEdge ™)	59,737	12,533	92,623
Franklin Income Securities (AnnuiChoice ™)	665,843	673,946	3,632,142
Franklin Income Securities (AnnuiChoice II ™)	263,701	82,562	931,020
Franklin Income Securities (GrandMaster flex3 ™)	694,863	786,503	3,913,121
Franklin Income Securities (Grandmaster ™)	1,461,388	1,862,461	2,425,197
Franklin Income Securities (IQ Annuity ™)	680,576	1,574,242	4,392,969
Franklin Income Securities (Pinnacle Plus ™)	355,368	560,144	1,739,976
Franklin Income Securities (IQ Advisor Enhanced ™)	690	68	10,611
Franklin Income Securities (IQ Advisor Standard ™)	3,834	2,717	3,228
Franklin Large Cap Growth Securities (AdvantEdge ™)	18,000	112	17,893
Franklin Large Cap Growth Securities (AnnuiChoice ™)	193,225	155,253	231,107
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	62,726	33,170	206,747
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	6,323	60,952	202,985
Franklin Large Cap Growth Securities (Grandmaster ™)	465	672	47,213
Franklin Large Cap Growth Securities (IQ Annuity ™)	465,991	659,136	143,630
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	79,335	64,898	262,663
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	109,396	113,888	8,389
Franklin Mutual Shares Securities (AdvantEdge ™)	156,528	5,115	224,718
Franklin Mutual Shares Securities (AnnuiChoice ™)	176,885	238,768	1,592,733
Franklin Mutual Shares Securities (AnnuiChoice II ™)	461,400	95,306	711,858
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	212,766	559,834	2,788,377
Franklin Mutual Shares Securities (IQ Annuity ™)	102,771	408,979	1,370,831
Franklin Mutual Shares Securities (Pinnacle Plus ™)	183,058	213,918	1,129,200
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	14,822	74,129	575,416

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities(Grandmaster ™)	$85,008	$1,697,986	$706,808
Franklin Small Cap Value Securities (AdvantEdge ™)	111,160	104,313	13,915
Franklin Small Cap Value Securities (Annuichoice ™)	17,218	70,887	34,175
Franklin Small Cap Value Securities (Annuichoice II ™)	33,444	16,801	93,107
Franklin Small Cap Value Securities (Grandmaster ™)	8,701	6,895	62,918
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	26,755	15,539	15,156
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	13,660	160	38,378
Franklin Small Cap Value Securities (IQ Annuuity ™)	31,264	58,526	33,702
Franklin Small Cap Value Securities (Pinnacle Plus ™)	12,991	2,651	97,822
Templeton Foriegn Securities Fund (AdvantEdge ™)	33,025	2,722	50,766
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	155,516	176,815	894,947
Templeton Foriegn Securities Fund (Grandmaster ™)	157,554	162,716	348,452
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	47,549	26,973	660,704
Templeton Foreign Securities Fund (AnnuiChoice ™)	225,076	293,080	1,096,094
Templeton Foreign Securities Fund (AnnuiChoice II ™)	226,615	58,421	365,277
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	2,841	1,975	39,741
Templeton Growth Securities (AdvantEdge ™)	15,820	4,479	58,241
Templeton Growth Securities (AnnuiChoice ™)	116,591	101,383	745,196
Templeton Growth Securities (AnnuiChoice II ™)	34,931	46,921	253,518
Templeton Growth Securities (GrandMaster flex3 ™)	112,781	348,990	1,514,371
Templeton Growth Securities (Grandmaster ™)	24,550	172,289	692,020
Templeton Growth Securities (IQ Annuity ™)	67,433	240,855	898,034
Templeton Growth Securities (Pinnacle Plus ™)	49,270	110,821	661,447
Templeton Growth Securities (IQ Advisor Standard ™)	14,330	75,548	159,112
Van Kampen LIT Comstock (AdvantEdge ™)	341,920	1,269	355,270
Van Kampen LIT Comstock (AnnuiChoice ™)	22,711	174,924	410,251
Van Kampen LIT Comstock (AnnuiChoice II ™)	159,041	81,034	180,889
Van Kampen LIT Comstock (GrandMaster flex3 ™)	36,122	69,992	175,337
Van Kampen LIT Comstock (Grandmaster ™)	8,833	15,298	159,550
Van Kampen LIT Comstock (IQ Annuity ™)	69,787	133,990	772,522
Van Kampen LIT Comstock (IQ Advisor Standard ™)	28,093	1,672	45,238
Van Kampen LIT Comstock (Pinnacle Plus ™)	29,744	28,673	212,988
Van Kampen LIT Capital Growth (AdvantEdge ™)	14,972	3,960	11,789
Van Kampen LIT Capital Growth (AnnuiChoice ™)	83,957	7,840	83,069
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	30,689	358	42,478
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	38,512	176	41,213
Van Kampen LIT Capital Growth (Grandmaster ™)	1	88	8,040
Van Kampen LIT Capital Growth (IQ Advisor Standard™)	216,320	158,112	53,694
Van Kampen LIT Capital Growth (IQ Annuity ™)	130,766	28,846	256,664
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	92,907	75,345	63,179
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)	19,530	97	19,435
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	75,313	39,276	215,401
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	285,030	18,468	383,826
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	451,083	97,135	542,883
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	3,889,780	430,581	3,821,935
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	343,135	184,245	505,472

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	$40,258	$48,205	$258,264
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	636	1,389	8,238
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	79,211	15,353	97,765
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	228,516	142,144	597,463
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	95,564	60,114	151,474
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	143,473	388,008	386,433
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	141,305	182,709	380,845
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	349,368	224,959	665,868
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	47,218	29,246	458,383
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	220,007	84,528	139,587
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge ™)	39,706	5,598	35,089
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)	98,734	16,973	98,984
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	28,746	8,143	27,660
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)	20,673	28,509	33,712
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	18,530	305	23,997
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	128,675	119,943	379,517
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	77,684	69,565	183,584
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	51,481	40,560	387,127
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	37,143	121,430	188,763
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	84,228	231,009	103,908
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	78,333	130,126	276,405
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	30,811	17,806	325,078
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	40,827	131,198	545,918
DWS Small Cap Index (AnnuiChoice II ™)	51,232	784	84,163
DWS Small Cap Index (GrandMaster flex3 ™)	14,139	36,790	104,367
DWS Small Cap Index (Grandmaster ™)	12,327	25,606	109,707
DWS Small Cap Index (IQ3 ™)	286,026	273,016	369,745
DWS Small Cap Index (Pinnacle Plus ™)	25,761	9,830	122,827
DWS Small Cap Index (IQ Advisor Standard ™)	1,892	1,538	18,959
Columbia VIT Mid Cap Value (AdvantEdge ™)	10,959	26	10,934
Columbia VIT Mid Cap Value (AnnuiChoice ™)	6,991	27	6,966
Columbia VIT Mid Cap Value (AnnuiChoice II ™)	6,254	217	6,080
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)	1,546	547	1,091
Columbia VIT Small Cap Value (AdvantEdge ™)	6,001	37	5,965
Columbia VIT Small Cap Value (AnnuiChoice ™)	58,867	193	58,690
Columbia VIT Small Cap Value (AnnuiChoice II ™)	30,670	4,138	27,004
Columbia VIT Small Cap Value (Grandmaster flex3 ™)	26,850	868	26,113
Columbia VIT Small Cap Value (Grandmaster ™)	149	—	149
Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)	29,955	103	29,856
Pimco VIT All Asset (AnnuiChoice ™)	3,154	19,705	48,644
Pimco VIT All Asset (AnnuiChoice II ™)	51,581	31,320	92,598
Pimco VIT All Asset (Grandmaster ™)	108,031	16,467	105,725
Pimco VIT All Asset (GrandMaster flex3 ™)	91,362	40,497	113,544
Pimco VIT All Asset (IQ Annuity ™)	87,756	20,980	83,511

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	$67,687	$3,111	$74,206
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	81,974	19,938	263,749
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	153,872	66,931	218,539
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	73,960	3,950	85,836
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	196,030	21,774	285,123
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	1,237,774	54,698	1,270,856
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	115,325	7,376	121,178
Pimco VIT Low Duration (AnnuiChoice ™)	258,579	12,709	275,312
Pimco VIT Low Duration (AnnuiChoice II ™)	594,722	1,357	608,067
Pimco VIT Low Duration (Grandmaster™)	282,094	20,391	263,161
Pimco VIT Low Duration (GrandMaster flex3 ™)	108,586	16,319	164,339
Pimco VIT Low Duration (IQ Annuity ™)	178,136	18,452	334,929
Pimco VIT Low Duration (Pinnacle Plus ™)	23,311	2,026	63,993
Pimco VIT Real Return (AdvantEdge ™)	2,703	3,111	15,930
Pimco VIT Real Return (AnnuiChoice ™)	582,320	200,697	511,237
Pimco VIT Real Return (AnnuiChoice II ™)	158,330	2,252	257,582
Pimco VIT Real Return (IQ Annuity ™)	104,263	549,774	223,963
Pimco VIT Real Return (Grandmaster ™)	127,248	46,172	244,468
Pimco VIT Real Return (GrandMaster flex3 ™)	94,833	164,252	103,677
Pimco VIT Real Return (Pinnacle Plus ™)	25,499	41,869	86,667
Pimco VIT Total Return (AdvantEdge ™)	574,165	143,094	587,500
Pimco VIT Total Return (AnnuiChoice ™)	1,656,076	1,384,150	1,395,646
Pimco VIT Total Return (AnnuiChoice II ™)	1,412,013	411,488	1,187,777
Pimco VIT Total Return (IQ Annuity ™)	975,699	566,438	1,253,367
Pimco VIT Total Return (Grandmaster ™)	4,186,227	2,598,372	1,955,683
Pimco VIT Total Return (GrandMaster flex3 ™)	2,394,278	542,603	2,577,111
Pimco VIT Total Return (Pinnacle Plus ™)	337,479	370,797	448,778
Investor Class:
Rydex VT Multi Hedge Strategies (AdvantEdge ™)	2,615	265	14,233
Rydex VT Multi Hedge Strategies (AnnuiChoice ™)	39,046	48,526	57,527
Rydex VT Multi Hedge Strategies (AnnuiChoice II ™)	48,803	18,309	67,122
Rydex VT Multi Hedge Strategies (Grandmaster ™)	32,642	9,436	24,353
Rydex VT Multi Hedge Strategies (Grandmaster flex3 ™)	11,030	102	10,929
Rydex VT Multi Hedge Strategies (IQ Annuity ™)	51,028	40,690	60,129
Rydex VT Multi Hedge Strategies (Pinnacle Plus ™)	8,836	82	8,755
Rydex VT Alternative Strategies Allocation (AdvantEdge ™)	55,385	47,955	10,171
Rydex VT Alternative Strategies Allocation (AdvantEdge ™)	128,535	684	127,880
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™)	90,792	1,098	89,745
Rydex VT Alternative Strategies Allocation (Grandmaster flex3 ™)	45,524	26,023	20,858
Rydex VT Alternative Strategies Allocation (IQ Annuity ™)	34,237	34,184	1,010
Rydex VT All-Cap Opportunity (AdvantEdge ™)	22,371	3,372	20,485
Rydex VT All-Cap Opportunity (AnnuiChoice ™)	6,775	57,209	38,078
Rydex VT All-Cap Opportunity (AnnuiChoice II ™)	16,332	281	18,245
Rydex VT All-Cap Opportunity (IQ Annuity ™)	14,742	6,369	57,567
Rydes VT All-Cap Opportunity (Grandmaster ™)	2,527	36	2,497
Rydex VT All-Cap Opportunity (GrandMaster flex3 ™)	155	3,143	13,878

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Investor Class (continued):
Rydes VT All-Cap Opportunity (Pinnacle Plus ™)	$19,423	$21,115	$8,823
Rydex VT Managed Futures Strategies (AdvantEdge ™)	60,368	760	59,590
Rydex VT Managed Futures Strategies (AnnuiChoice ™)	120,831	119,097	443
Rydex VT Managed Futures Strategies (AnnuiChoice II ™)	52,482	980	51,498
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™)	13,935	208	13,731
Rydex VT Managed Futures Strategies (IQ Annuity ™)	2,205,020	2,143,133	66,034
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	11,975	21,195	11,777

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3.  Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate.  Nine contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge have a deferred sales load charge.  IQ Annuity, IQ3, has IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge a annual rate of 1.3% and 0.15% of net assets. AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15% of net assets. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold be fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date )as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2009, 2008, 2007, 2006, and 2005 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2009 and 2008).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge ™)
	2009	4	$8.89	$35	5.89%	1.60%	19.80%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2009	69	10.52	731	4.58%	1.00%	20.51%
	2008	22	8.73	190	1.93%	1.00%	(29.84)%
	2007	29	12.45	362	1.93%	1.00%	4.08%
	2006	30	11.96	359	1.69%	1.00%	12.39%
	2005	17	10.64	176	0.00%	1.00%	3.59%
Touchstone Aggressive ETF (AnnuiChoice II ™)
	2009	49	12.64	616	2.84%	1.15%	26.43%
Touchstone Aggressive ETF (AnnuiChoice II ™)
	2009	13	12.59	170	3.33%	1.15%	25.90%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2009	209	10.23	2,141	3.63%	1.55%	19.84%
	2008	151	8.54	1,290	2.22%	1.55%	(30.23)%
	2007	178	12.23	2,178	1.86%	1.55%	3.50%
	2006	167	11.82	1,974	1.30%	1.55%	11.77%
	2005	243	10.58	2,575	0.00%	1.55%	3.01%
Touchstone Aggressive ETF (Grandmaster ™)
	2009	17	10.34	180	2.27%	1.35%	20.08%
	2008	13	8.61	109	2.42%	1.35%	(30.08)%
	2007	16	12.31	196	1.23%	1.35%	3.72%
	2006	30	11.87	361	1.38%	1.35%	11.99%
	2005	35	10.60	373	0.00%	1.35%	3.22%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Annuity ™)
	2009	300	$10.28	$3,089	2.49%	1.45%	19.96%
	2008	302	8.57	2,591	2.33%	1.45%	(30.16)%
	2007	323	12.27	3,966	1.95%	1.45%	3.56%
	2006	328	11.85	3,887	1.41%	1.45%	11.88%
	2005	332	10.59	3,514	0.00%	1.45%	3.12%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2009	28	10.17	288	2.75%	1.67%	19.69%
	2008	12	8.49	104	2.45%	1.67%	(30.31)%
	2007	12	12.19	150	2.03%	1.67%	3.37%
	2006	9	11.79	106	1.64%	1.67%	11.63%
	2005	7	10.56	78	0.00%	1.67%	2.89%
Touchstone Aggressive ETF (IQ Advisor Standard ™)
	2009	1	11.32	12	3.35%	0.60%	20.99%
Touchstone Baron Small Cap Growth (Advantedge ™)
	2009	20	9.15	187	0.00%	1.60%	30.84%
	2008	2	6.99	16	0.00%	1.60%	(30.07)%
Touchstone Baron Small Cap Growth (AnnuiChoice ™)
	2009	64	15.77	1,010	0.00%	1.00%	31.61%
	2008	81	11.99	971	0.00%	1.00%	(34.31)%
	2007	123	18.25	2,252	0.00%	1.00%	1.70%
	2006	134	17.94	2,398	0.00%	1.00%	17.09%
	2005	157	15.32	2,411	0.00%	1.00%	6.62%
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)
	2009	20	9.89	202	0.00%	1.15%	31.41%
	2008	15	7.52	110	0.00%	1.15%	(34.41)%
	2007	10	11.47	113	0.00%	1.15%	1.60%
	2006	1	11.29	14	0.00%	1.15%	0.00%
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)
	2009	58	14.10	817	0.00%	1.55%	30.88%
	2008	59	10.77	635	0.00%	1.55%	(34.68)%
	2007	83	16.49	1,376	0.00%	1.55%	1.17%
	2006	91	16.30	1,476	0.00%	1.55%	16.44%
	2005	82	14.00	1,149	0.00%	1.55%	6.03%
Touchstone Baron Small Cap Growth (Grandmaster ™)
	2009	66	12.71	836	0.00%	1.35%	31.14%
	2008	17	9.69	166	0.00%	1.35%	(34.54)%
	2007	22	14.81	330	0.00%	1.35%	1.35%
	2006	26	14.61	387	0.00%	1.35%	16.67%
	2005	34	12.52	423	0.00%	1.35%	6.24%
Touchstone Baron Small Cap Growth (IQ Annuity ™)
	2009	166	15.24	2,528	0.00%	1.45%	31.01%
	2008	148	11.63	1,724	0.00%	1.45%	(34.61)%
	2007	180	17.79	3,208	0.00%	1.45%	1.24%
	2006	195	17.57	3,427	0.00%	1.45%	16.56%
	2005	233	15.07	3,517	0.00%	1.45%	6.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)

	2009	26		$14.72	$387	0.00%	1.67%	30.72%
	2008	21		11.26	241	0.00%	1.67%	(34.76)%
	2007	30		17.26	509	0.00%	1.67%	1.06%
	2006	28		17.08	486	0.00%	1.67%	16.30%
	2005	27		14.69	391	0.00%	1.67%	5.90%
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)
	2009	—	*	13.69	5	0.00%	0.80%	31.87%
	2008	—	*	10.38	4	0.00%	0.80%	(34.18)%
	2007	—	*	15.77	6	0.00%	0.80%	1.93%
	2006	—	*	15.47	6	0.00%	0.80%	17.32%
	2005	—	*	13.19	5	0.00%	0.80%	6.83%
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)
	2009	19		13.85	267	0.00%	0.60%	32.14%
	2008	10		10.48	107	0.00%	0.60%	(34.04)%
	2007	14		15.89	216	0.00%	0.60%	2.15%
	2006	11		15.56	175	0.00%	0.60%	17.56%
	2005	7		13.24	95	0.00%	0.60%	7.04%
Touchstone Conservative ETF (AdvantEdge ™)
	2009	19		10.03	194	7.60%	1.60%	10.03%
Touchstone Conservative ETF (AnnuiChoice ™)
	2009	65		11.56	748	3.14%	1.00%	10.67%
	2008	67		10.44	695	2.78%	1.00%	(10.40)%
	2007	77		11.65	894	1.77%	1.00%	4.71%
	2006	88		11.13	976	0.91%	1.00%	7.07%
	2005	70		10.40	727	0.00%	1.00%	2.30%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2009	62		11.29	698	6.98%	1.15%	12.90%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2009	1		11.25	11	4.79%	1.00%	12.55%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2009	24		11.24	273	4.77%	1.15%	12.43%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2009	31		11.23	344	3.60%	1.55%	10.06%
	2008	40		10.21	409	1.13%	1.55%	(10.90)%
	2007	162		11.45	1,850	1.59%	1.55%	4.13%
	2006	189		11.00	2,081	1.65%	1.55%	6.48%
	2005	55		10.33	572	0.00%	1.55%	1.73%
Touchstone Conservative ETF (Grandmaster ™)
	2009	58		11.35	654	3.49%	1.35%	10.28%
	2008	53		10.29	542	3.41%	1.35%	(10.72)%
	2007	59		11.53	678	1.42%	1.35%	4.31%
	2006	73		11.05	810	1.47%	1.35%	6.69%
	2005	21		10.36	216	0.00%	1.35%	1.93%
Touchstone Conservative ETF (IQ Annuity ™)
	2009	115		11.29	1,299	4.27%	1.45%	10.17%
	2008	98		10.25	1,006	2.69%	1.45%	(10.81)%
	2007	137		11.49	1,573	2.15%	1.45%	4.17%
	2006	85		11.03	939	0.84%	1.45%	6.58%
	2005	80		10.34	823	0.00%	1.45%	1.83%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus ™)
	2009	14	$11.16	$156	3.64%	1.67%	9.93%
	2008	13	10.15	128	2.17%	1.67%	(11.01)%
	2007	20	11.41	232	2.04%	1.67%	4.02%
	2006	3	10.97	38	1.02%	1.67%	6.35%
	2005	2	10.32	24	0.00%	1.67%	1.61%
Touchstone Conservative ETF (IQ Advisor Standard ™)
	2009	11	12.17	132	3.48%	0.60%	11.12%
	2008	11	10.96	116	3.07%	0.60%	(10.04)%
	2007	11	12.18	129	1.80%	0.60%	5.16%
	2006	11	11.58	122	0.83%	0.60%	7.50%
	2005	11	10.78	114	0.00%	0.60%	2.71%
Touchstone Core Bond (Advantedge ™)
	2009	5	10.82	59	7.69%	1.60%	13.09%
	2008	2	9.57	18	49.09%	1.60%	(4.33)%
Touchstone Core Bond (AnnuiChoice ™)
	2009	72	13.72	988	4.58%	1.00%	13.75%
	2008	95	12.06	1,152	2.84%	1.00%	(4.23)%
	2007	169	12.59	2,129	5.62%	1.00%	4.43%
	2006	142	12.06	1,708	3.99%	1.00%	3.02%
	2005	166	11.71	1,940	0.00%	1.00%	0.67%
Touchstone Core Bond (AnnuiChoice II ™)
	2009	12	11.50	140	7.85%	1.15%	13.58%
	2008	5	10.12	52	4.37%	1.15%	(4.38)%
	2007	5	10.59	56	10.48%	1.15%	4.22%
	2006	2	10.16	20	28.27%	1.15%	0.00%
Touchstone Core Bond (GrandMaster flex3 ™)
	2009	39	12.46	491	5.01%	1.55%	13.12%
	2008	45	11.02	499	4.01%	1.55%	(4.77)%
	2007	51	11.57	592	4.46%	1.55%	3.77%
	2006	53	11.15	586	3.64%	1.55%	2.45%
	2005	65	10.88	708	0.00%	1.55%	0.11%
Touchstone Core Bond (Grandmaster ™)
	2009	45	11.91	537	5.53%	1.35%	13.35%
	2008	43	10.51	450	4.04%	1.35%	(4.57)%
	2007	11	11.01	118	4.16%	1.35%	4.05%
	2006	8	10.58	88	4.63%	1.35%	2.65%
	2005	7	10.31	74	0.00%	1.35%	0.31%
Touchstone Core Bond (IQ Annuity ™)
	2009	42	13.01	546	4.48%	1.45%	13.23%
	2008	52	11.49	597	3.22%	1.45%	(4.67)%
	2007	81	12.05	978	4.55%	1.45%	3.91%
	2006	58	11.60	675	3.08%	1.45%	2.55%
	2005	86	11.31	971	0.00%	1.45%	0.21%
Touchstone Core Bond (Pinnacle Plus ™)
	2009	29	11.55	333	3.89%	1.67%	12.98%
	2008	60	10.22	614	4.30%	1.67%	(4.88)%
	2007	69	10.75	740	6.53%	1.67%	3.66%
	2006	37	10.37	383	4.60%	1.67%	2.32%
	2005	27	10.13	269	0.00%	1.67%	(0.01)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (IQ Advisor Standard ™)
	2009	20		$12.22	$240	4.51%	0.60%	14.21%
	2008	26		10.70	275	4.40%	0.60%	(3.85)%
	2007	17		11.12	187	22.81%	0.60%	11.24%
Touchstone Mid Cap Growth (Advantedge ™)
	2009	2		8.80	21	0.12%	1.60%	36.80%
	2008	2		6.43	12	24.18%	1.60%	(35.66)%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2009	139		14.79	2,054	0.09%	1.00%	37.60%
	2008	178		10.75	1,909	3.56%	1.00%	(40.31)%
	2007	232		18.01	4,179	3.69%	1.00%	13.25%
	2006	198		15.90	3,146	0.00%	1.00%	15.02%
	2005	192		13.82	2,648	4.67%	1.00%	14.15%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2009	106		10.03	1,061	0.12%	1.15%	37.39%
	2008	91		7.30	665	3.98%	1.15%	(40.40)%
	2007	70		12.24	859	4.99%	1.15%	13.16%
	2006	8		10.82	85	0.00%	1.15%	0.00%
Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2009	26		14.52	380	0.10%	1.55%	36.84%
	2008	29		10.61	303	1.73%	1.55%	(40.64)%
	2007	154		17.87	2,760	5.28%	1.55%	12.61%
	2006	121		15.87	1,925	0.00%	1.55%	14.38%
	2005	113		13.87	1,562	4.65%	1.55%	13.51%
Touchstone Mid Cap Growth (Grandmaster ™)
	2009	10		12.89	133	0.09%	1.35%	37.11%
	2008	12		9.40	116	3.13%	1.35%	(40.52)%
	2007	24		15.81	381	4.47%	1.35%	12.84%
	2006	7		14.01	100	0.00%	1.35%	14.61%
	2005	16		12.22	191	15.22%	1.35%	13.74%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2009	47		14.79	700	0.10%	1.45%	36.97%
	2008	69		10.80	743	2.99%	1.45%	(40.58)%
	2007	157		18.18	2,846	4.74%	1.45%	12.76%
	2006	52		16.12	843	0.00%	1.45%	14.50%
	2005	63		14.08	885	5.27%	1.45%	13.63%
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2009	28		15.05	427	0.11%	1.67%	36.67%
	2008	21		11.01	232	3.39%	1.67%	(40.71)%
	2007	31		18.57	585	4.44%	1.67%	12.50%
	2006	13		16.51	207	0.00%	1.67%	14.24%
	2005	25		14.45	357	7.39%	1.67%	13.38%
Touchstone Mid Cap Growth (IQ Advisor Standard ™)
	2009	—	*	13.54	4	0.02%	0.60%	38.16%
	2008	5		9.80	53	3.11%	0.60%	(40.06)%
	2007	7		16.35	114	4.54%	0.60%	13.76%
	2006	4		14.37	61	0.00%	0.60%	15.48%
Touchstone Large Cap Core Equity (AdvantEdge ™)
	2009	1		8.49	11	3.89%	1.60%	22.11%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2009	127		$9.63	$1,222	1.53%	1.00%	22.82%
	2008	114		7.84	891	1.73%	1.00%	(35.85)%
	2007	19		12.23	229	2.80%	1.00%	4.23%
	2006	20		11.73	235	1.91%	1.00%	25.31%
	2005	21		9.36	196	0.00%	1.00%	(4.02)%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2009	25		8.97	222	1.64%	1.15%	22.64%
	2008	20		7.31	147	2.26%	1.15%	(35.95)%
	2007	2		11.42	25	2.73%	1.15%	4.07%
	2006	2		10.97	21	15.02%	1.15%	0.00%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2009	52		9.97	521	1.41%	1.55%	22.14%
	2008	52		8.16	424	1.20%	1.55%	(36.21)%
	2007	104		12.80	1,332	4.09%	1.55%	3.71%
	2006	118		12.34	1,452	3.88%	1.55%	24.62%
	2005	150		9.91	1,488	0.00%	1.55%	(4.55)%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2009	131		10.28	1,343	2.71%	1.35%	22.39%
	2008	12		8.40	102	2.76%	1.35%	(36.08)%
	2007	—	*	13.14	6	1.97%	1.35%	3.87%
	2006	2		12.65	21	3.97%	1.35%	24.87%
	2005	2		10.13	21	0.00%	1.35%	(4.36)%
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2009	76		9.47	724	1.26%	1.45%	22.27%
	2008	95		7.74	735	1.67%	1.45%	(36.14)%
	2007	49		12.13	600	3.41%	1.45%	3.74%
	2006	28		11.69	327	3.39%	1.45%	24.75%
	2005	28		9.37	263	0.00%	1.45%	(4.46)%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2009	46		11.00	506	1.69%	1.67%	21.99%
	2008	32		9.02	289	2.05%	1.67%	(36.29)%
	2007	11		14.15	153	2.88%	1.67%	3.54%
	2006	11		13.67	151	3.85%	1.67%	24.47%
	2005	5		10.98	50	0.00%	1.67%	(4.67)%
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)
	2009	2		10.40	19	1.34%	0.60%	23.32%
	2008	2		8.44	16	0.56%	0.60%	(35.59)%
	2007	10		13.10	135	4.42%	0.60%	4.70%
	2006	4		14.37	61	0.00%	0.60%	15.48%
Touchstone Enhanced ETF (Advantedge ™)
	2009	39		8.86	347	5.56%	1.60%	20.25%
	2008	16		7.37	117	28.51%	1.60%	(26.35)%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2009	59		10.65	630	3.52%	1.00%	20.95%
	2008	59		8.81	522	5.89%	1.00%	(32.09)%
	2007	87		12.97	1,127	2.00%	1.00%	3.02%
	2006	20		11.73	235	1.91%	1.00%	25.31%
	2005	68		11.02	748	0.00%	1.00%	4.96%
Touchstone Enhanced ETF (AnnuiChoice II ™)
	2009	8		12.63	102	5.07%	1.15%	26.30%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2009	148	$10.35	$1,535	1.95%	1.55%	20.28%
	2008	493	8.61	4,244	5.13%	1.55%	(32.47)%
	2007	777	12.75	9,898	1.71%	1.55%	2.38%
	2006	1,126	12.45	14,019	0.79%	1.55%	13.60%
	2005	537	10.96	5,888	0.00%	1.55%	4.38%
Touchstone Enhanced ETF (Grandmaster ™)
	2009	28	10.46	289	2.02%	1.35%	20.52%
	2008	86	8.68	746	6.33%	1.35%	(32.33)%
	2007	116	12.83	1,486	2.02%	1.35%	2.62%
	2006	116	12.50	1,452	1.00%	1.35%	13.83%
	2005	42	10.98	463	0.00%	1.35%	4.59%
Touchstone Enhanced ETF (IQ Annuity ™)
	2009	355	10.41	3,691	3.02%	1.45%	20.40%
	2008	465	8.64	4,019	6.68%	1.45%	(32.40)%
	2007	487	12.79	6,227	2.04%	1.45%	2.54%
	2006	463	12.47	5,779	0.75%	1.45%	13.72%
	2005	364	10.97	3,989	0.00%	1.45%	4.49%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2009	31	10.29	316	4.27%	1.67%	20.13%
	2008	4	8.56	33	2.59%	1.67%	(32.55)%
	2007	20	12.70	252	2.13%	1.67%	2.24%
	2006	15	12.42	182	0.78%	1.67%	13.47%
	2005	12	10.94	128	0.00%	1.67%	4.25%
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)
	2009	3	11.57	37	3.40%	0.80%	21.20%
	2008	3	9.55	31	6.90%	0.80%	(31.95)%
	2007	3	14.03	45	2.01%	0.80%	3.17%
	2006	4	13.60	48	0.72%	0.80%	14.47%
	2005	4	11.88	42	0.00%	0.80%	5.17%
Touchstone Enhanced ETF (IQ Advisor Standard ™)
	2009	14	11.70	162	3.40%	0.60%	21.44%
	2008	14	9.63	135	5.40%	0.60%	(31.82)%
	2007	22	14.13	308	1.28%	0.60%	3.43%
	2006	44	13.66	604	0.78%	0.60%	14.70%
	2005	18	11.91	214	0.00%	0.60%	5.38%
Touchstone High Yield (AnnuiChoice ™)
	2009	28	16.37	462	7.68%	1.00%	45.17%
	2008	27	11.28	307	5.65%	1.00%	(24.94)%
	2007	39	15.02	593	7.60%	1.00%	0.76%
	2006	56	14.91	832	7.25%	1.00%	6.82%
	2005	61	13.96	852	0.00%	1.00%	2.24%
Touchstone High Yield (AnnuiChoice II ™)
	2009	10	11.45	114	4.80%	1.15%	44.95%
	2008	44	7.90	344	33.37%	1.15%	(25.06)%
	2007	8	10.54	88	27.28%	1.15%	5.42%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (GrandMaster flex3 ™)
	2009	42	$15.09	$640	2.84%	1.55%	44.37%
	2008	379	10.45	3,959	34.45%	1.55%	(25.36)%
	2007	71	14.00	989	7.45%	1.55%	0.16%
	2006	90	13.98	1,253	7.49%	1.55%	6.23%
	2005	103	13.16	1,358	0.00%	1.55%	1.67%
Touchstone High Yield (Grandmaster ™)
	2009	15	12.57	189	4.11%	1.35%	44.66%
	2008	61	8.69	532	24.06%	1.35%	(25.21)%
	2007	10	11.62	115	4.64%	1.35%	0.43%
	2006	51	11.57	593	9.43%	1.35%	6.45%
	2005	83	10.87	901	0.00%	1.35%	1.88%
Touchstone High Yield (IQ Annuity ™)
	2009	95	15.59	1,484	8.52%	1.45%	44.51%
	2008	57	10.79	614	6.89%	1.45%	(25.29)%
	2007	58	14.44	843	8.25%	1.45%	0.29%
	2006	61	14.40	874	6.79%	1.45%	6.34%
	2005	86	13.54	1,166	0.00%	1.45%	1.78%
Touchstone High Yield (IQ Advisor Standard ™)
	2009	15	13.07	196	10.65%	0.60%	45.76%
Touchstone High Yield (Pinnacle Plus ™)
	2009	40	13.18	524	7.60%	1.67%	44.19%
	2008	30	9.14	272	6.44%	1.67%	(25.45)%
	2007	29	12.26	358	8.81%	1.67%	0.08%
	2006	27	12.25	335	7.97%	1.67%	6.10%
	2005	26	11.55	302	0.00%	1.67%	1.55%
Touchstone High Yield (AdvantEdge ™)
	2009	16	11.07	177	38.45%	1.60%	44.33%
Touchstone Moderate ETF (Advantedge ™)
	2009	38	9.46	363	6.97%	1.60%	15.59%
	2008	17	8.19	138	4.04%	1.60%	(18.13)%
Touchstone Moderate ETF (AnnuiChoice ™)
	2009	313	11.08	3,464	3.07%	1.00%	16.27%
	2008	366	9.53	3,484	1.76%	1.00%	(21.14)%
	2007	301	12.08	3,640	1.43%	1.00%	4.22%
	2006	318	11.59	3,691	1.09%	1.00%	9.87%
	2005	235	10.55	2,482	0.00%	1.00%	2.89%
Touchstone Moderate ETF (AnnuiChoice II ™)
	2009	180	9.36	1,682	6.02%	1.15%	16.10%
	2008	6	8.06	45	2.59%	1.15%	(19.38)%
Touchstone Moderate ETF (AnnuiChoice II ™)
	2009	3	11.99	34	4.71%	1.00%	19.87%
Touchstone Moderate ETF (AnnuiChoice II ™)
	2009	2	11.97	22	4.71%	1.15%	19.74%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2009	366	10.76	3,936	2.94%	1.55%	15.63%
	2008	449	9.31	4,181	1.53%	1.55%	(21.58)%
	2007	555	11.87	6,591	1.42%	1.55%	3.59%
	2006	532	11.46	6,094	1.68%	1.55%	9.26%
	2005	245	10.49	2,571	0.00%	1.55%	2.32%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster ™)
	2009	21	$10.88	$230	2.02%	1.35%	15.86%
	2008	39	9.39	370	1.23%	1.35%	(21.42)%
	2007	55	11.95	653	1.45%	1.35%	3.80%
	2006	66	11.51	761	1.20%	1.35%	9.48%
	2005	58	10.51	607	0.00%	1.35%	2.53%
Touchstone Moderate ETF (IQ Annuity ™)
	2009	216	10.82	2,340	3.26%	1.45%	15.74%
	2008	236	9.35	2,205	1.57%	1.45%	(21.50)%
	2007	252	11.91	3,001	1.58%	1.45%	3.74%
	2006	224	11.48	2,567	1.08%	1.45%	9.37%
	2005	188	10.50	1,975	0.00%	1.45%	2.43%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2009	75	10.70	799	3.63%	1.67%	15.49%
	2008	43	9.26	403	1.99%	1.67%	(21.68)%
	2007	23	11.83	267	1.42%	1.67%	3.47%
	2006	23	11.43	260	1.05%	1.67%	9.13%
	2005	22	10.47	233	0.00%	1.67%	2.20%
Touchstone Moderate ETF (IQ Advisor Enhanced ™)
	2009	3	11.68	40	3.41%	0.80%	16.51%
	2008	3	10.03	34	1.70%	0.80%	(20.98)%
	2007	4	12.69	52	1.47%	0.80%	4.37%
	2006	4	12.16	49	0.83%	0.80%	10.09%
	2005	6	11.04	63	0.00%	0.80%	3.10%
Touchstone Moderate ETF (IQ Advisor Standard ™)
	2009	11	11.81	126	3.55%	0.60%	16.74%
	2008	9	10.12	94	1.77%	0.60%	(20.82)%
	2007	10	12.78	123	1.47%	0.60%	4.59%
	2006	10	12.22	118	1.04%	0.60%	10.31%
	2005	10	11.08	105	0.00%	0.60%	3.31%
Touchstone Money Market (Advantedge ™)
	2009	135	10.04	1,356	0.55%	1.60%	(0.71)%
	2008	19	10.11	191	2.53%	1.60%	1.12%
Touchstone Money Market (AnnuiChoice ™)
	2009	256	11.47	2,938	0.65%	1.00%	(0.12)%
	2008	5	11.48	61	2.93%	1.00%	1.96%
	2007	5	11.26	60	5.05%	1.00%	4.08%
	2006	7	10.82	72	4.79%	1.00%	3.89%
	2005	16	10.41	164	3.12%	1.00%	2.13%
Touchstone Money Market (AnnuiChoice II ™)
	2009	260	9.96	2,591	0.54%	1.15%	(0.42)%
Touchstone Money Market (Grandmaster ™)
	2009	517	11.02	5,700	0.97%	1.35%	(0.48)%
	2008	821	11.07	9,087	2.91%	1.35%	1.60%
	2007	602	10.90	6,562	5.03%	1.35%	3.76%
	2006	568	10.50	5,963	4.83%	1.35%	3.52%
	2005	638	10.14	6,468	3.06%	1.35%	1.77%
Touchstone Money Market (Grandmaster flex3 ™)
	2009	182	10.84	1,969	0.67%	1.55%	(0.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Affiliated (continued):
Touchstone Money Market (IQ Advisor Standard ™)
	2009	50	$10.00	$501	0.60%	0.60%	(0.04)%
Touchstone Money Market (IQ Annuity ™)
	2009	27	11.00	302	0.95%	1.45%	(0.58)%
	2008	59	11.07	649	2.95%	1.45%	1.49%
	2007	53	10.90	581	5.03%	1.45%	3.65%
	2006	43	10.52	453	4.89%	1.45%	3.42%
	2005	82	10.17	839	3.18%	1.45%	1.67%
Touchstone Money Market (IQ3 ™)
	2009	412	11.00	4,528	0.59%	1.45%	10.02%
	2008	10	11.07	105	2.93%	1.45%	1.49%
	2007	10	10.90	106	5.04%	1.45%	3.65%
	2006	13	10.52	136	4.83%	1.45%	3.42%
	2005	19	10.17	193	3.08%	1.45%	1.67%
Touchstone Money Market (Pinnacle Plus ™)
	2009	278	9.92	2,759	0.58%	1.67%	(0.78)%
Touchstone Third Avenue Value (Adavantedge ™)
	2009	62	8.26	513	6.33%	1.60%	29.31%
	2008	3	6.39	19	4.48%	1.60%	(36.12)%
Touchstone Third Avenue Value (AnnuiChoice ™)
	2009	206	15.72	3,245	1.80%	1.00%	30.07%
	2008	300	12.09	3,624	1.55%	1.00%	(39.12)%
	2007	452	19.86	8,972	0.73%	1.00%	(2.76)%
	2006	406	20.42	8,302	1.11%	1.00%	14.72%
	2005	439	17.80	7,808	0.85%	1.00%	16.24%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2009	107	8.39	895	2.45%	1.15%	29.88%
	2008	81	6.46	526	2.25%	1.15%	(39.21)%
	2007	54	10.63	578	1.20%	1.15%	(2.93)%
	2006	4	10.95	41	5.52%	1.15%	0.00%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2009	141	13.02	1,832	1.88%	1.55%	29.35%
	2008	236	10.07	2,375	1.83%	1.55%	(39.46)%
	2007	319	16.63	5,296	0.77%	1.55%	(3.33)%
	2006	327	17.20	5,630	1.26%	1.55%	14.09%
	2005	347	15.07	5,228	1.10%	1.55%	15.60%
Touchstone Third Avenue Value (Grandmaster ™)
	2009	99	12.27	1,214	2.06%	1.35%	29.61%
	2008	119	9.46	1,130	1.69%	1.35%	(39.34)%
	2007	163	15.60	2,546	0.75%	1.35%	(3.11)%
	2006	123	16.10	1,984	1.03%	1.35%	14.32%
	2005	121	14.09	1,708	1.48%	1.35%	15.83%
Touchstone Third Avenue Value (IQ Annuity ™)
	2009	208	13.83	2,872	2.03%	1.45%	29.48%
	2008	248	10.68	2,645	1.62%	1.45%	(39.40)%
	2007	372	17.63	6,551	0.69%	1.45%	(3.20)%
	2006	442	18.21	8,050	0.98%	1.45%	14.20%
	2005	572	15.95	9,120	0.91%	1.45%	15.71%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2009	73		$14.71	$1,074	2.13%	1.67%	29.19%
	2008	68		11.38	775	1.62%	1.67%	(39.53)%
	2007	95		18.83	1,797	0.73%	1.67%	(3.45)%
	2006	83		19.50	1,618	1.14%	1.67%	13.95%
	2005	80		17.11	1,368	1.01%	1.67%	15.46%
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)
	2009	—	*	12.33	4	2.16%	0.80%	30.34%
	2008	—	*	9.46	3	1.94%	0.80%	(39.00)%
	2007	—	*	15.50	6	1.07%	0.80%	55.04%
Touchstone Third Avenue Value (IQ Advisor Standard ™)
	2009	49		12.48	611	2.01%	0.60%	30.60%
	2008	52		9.55	499	2.60%	0.60%	(38.87)%
	2007	32		15.63	498	1.75%	0.60%	(2.39)%
	2006	10		16.01	163	1.20%	0.60%	15.18%
	2005	8		13.90	111	0.94%	0.60%	16.71%

Non-Affiliated:
JP Morgan IT Mid Cap Value (AnnuiChoice ™)
	2009	14		13.17	183	0.00%	1.00%	31.71%
JP Morgan IT Mid Cap Value (GrandMaster flex3 ™)
	2009	29		13.12	382	0.00%	1.55%	31.20%
JP Morgan IT Mid Cap Value (Grandmaster ™)
	2009	4		13.14	59	0.00%	1.35%	31.38%
JP Morgan IT Mid Cap Value (IQ3 ™)
	2009	9		13.13	118	0.00%	1.45%	31.29%
JP Morgan IT Mid Cap Value (Pinnacle Plus ™)
	2009	14		13.11	182	0.00%	1.67%	31.09%

Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)
	2009	245		42.17	10,341	2.18%	1.35%	28.45%
	2008	315		32.83	10,352	2.24%	1.35%	(43.43)%
	2007	410		58.03	23,768	2.19%	1.35%	0.15%
	2006	499		57.94	28,918	4.79%	1.35%	18.58%
	2005	702		48.86	34,308	2.21%	1.35%	4.44%
Fidelity VIP Growth (Grandmaster ™)
	2009	149		46.14	6,864	0.52%	1.35%	26.56%
	2008	172		36.46	6,284	0.74%	1.35%	(47.88)%
	2007	217		69.96	15,151	0.96%	1.35%	25.24%
	2006	301		55.86	16,805	0.43%	1.35%	5.41%
	2005	406		52.99	21,500	0.54%	1.35%	4.38%
Fidelity VIP High Income (Grandmaster ™)
	2009	165		19.01	3,144	8.44%	1.35%	42.02%
	2008	152		13.39	2,039	7.01%	1.35%	(26.00)%
	2007	222		18.09	4,022	8.11%	1.35%	1.40%
	2006	268		17.84	4,775	6.83%	1.35%	9.74%
	2005	455		16.26	7,395	16.92%	1.35%	1.32%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster ™)
	2009	213	$34.75	$7,409	2.54%	1.35%	27.37%
	2008	245	27.28	6,672	8.48%	1.35%	(29.68)%
	2007	318	38.80	12,332	5.87%	1.35%	13.95%
	2006	379	34.05	12,892	2.94%	1.35%	5.87%
	2005	493	32.17	15,860	2.93%	1.35%	2.64%
Fidelity VIP II Contrafund (Grandmaster ™)
	2009	339	35.84	12,148	1.37%	1.35%	33.88%
	2008	464	26.77	12,411	0.99%	1.35%	(43.29)%
	2007	579	47.21	27,333	5.18%	1.35%	16.01%
	2006	714	40.69	29,048	1.26%	1.35%	10.21%
	2005	783	36.92	28,895	0.33%	1.35%	15.36%
Fidelity VIP II Index 500 (Grandmaster ™)
	2009	184	26.57	4,900	2.47%	1.35%	24.90%
	2008	225	21.27	4,793	1.96%	1.35%	(37.85)%
	2007	297	34.23	10,182	3.50%	1.35%	4.01%
	2006	391	32.91	12,857	1.93%	1.35%	14.17%
	2005	544	28.82	15,684	1.99%	1.35%	3.41%
Fidelity VIP II Index 500 (IQ Annuity ™)
	2009	39	8.78	343	2.13%	1.45%	24.77%
	2008	58	7.04	410	1.99%	1.45%	(37.92)%
	2007	76	11.34	868	3.55%	1.45%	3.95%
	2006	92	10.91	1,008	1.86%	1.45%	14.06%
	2005	116	9.57	1,105	1.96%	1.45%	3.31%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2009	41	11.18	458	9.40%	1.00%	14.57%
	2008	62	9.76	604	4.51%	1.00%	(4.22)%
	2007	86	10.19	878	0.10%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)
	2009	8	11.13	89	9.05%	1.15%	14.39%
	2008	8	9.73	78	4.15%	1.15%	(4.36)%
	2007	8	10.18	81	0.12%	1.15%	1.77%
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2009	103	33.24	3,424	9.36%	1.35%	14.16%
	2008	129	29.11	3,746	4.79%	1.35%	(4.56)%
	2007	188	30.50	5,747	4.60%	1.35%	2.92%
	2006	274	29.64	8,107	4.25%	1.35%	2.95%
	2005	346	28.79	9,956	4.58%	1.35%	0.82%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)
	2009	49	11.01	538	9.70%	1.55%	13.93%
	2008	73	9.67	709	5.04%	1.55%	(4.75)%
	2007	130	10.15	1,320	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)
	2009	69	15.73	1,083	9.09%	1.45%	14.05%
	2008	89	13.79	1,226	4.60%	1.45%	(4.66)%
	2007	161	14.47	2,329	2.56%	1.45%	2.81%
	2006	98	14.07	1,384	4.26%	1.45%	2.84%
	2005	119	13.68	1,622	4.59%	1.45%	0.71%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2009	10	$10.98	$109	8.79%	1.67%	13.79%
	2008	15	9.65	143	4.72%	1.67%	(4.87)%
	2007	27	10.14	275	0.12%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster ™)
	2009	48	14.90	721	2.02%	1.35%	36.73%
	2008	66	10.90	722	2.78%	1.35%	(34.85)%
	2007	84	16.73	1,413	6.38%	1.35%	7.58%
	2006	122	15.55	1,896	2.17%	1.35%	10.20%
	2005	163	14.11	2,303	2.94%	1.35%	4.34%
Fidelity VIP III Growth & Income (Grandmaster ™)
	2009	117	14.16	1,655	1.06%	1.35%	25.49%
	2008	151	11.28	1,709	3.16%	1.35%	(42.49)%
	2007	192	19.62	3,767	4.62%	1.35%	10.58%
	2006	243	17.74	4,312	1.42%	1.35%	11.66%
	2005	589	15.88	9,349	1.62%	1.35%	6.19%
Fidelity VIP III Growth Opportunities (Grandmaster ™)
	2009	50	9.41	472	0.46%	1.35%	43.88%
	2008	65	6.54	424	0.36%	1.35%	(55.63)%
	2007	96	14.74	1,408	0.00%	1.35%	21.51%
	2006	132	12.13	1,604	0.81%	1.35%	4.04%
	2005	210	11.66	2,449	1.04%	1.35%	7.43%
Fidelity VIP Overseas (AnnuiChoice ™)
	2009	22	7.40	165	2.40%	1.00%	25.27%
	2008	28	5.91	168	4.77%	1.00%	(44.37)%
	2007	37	10.62	390	2.42%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2009	9	7.37	67	2.55%	1.15%	25.08%
	2008	9	5.89	54	4.87%	1.15%	(44.45)%
	2007	11	10.61	112	2.22%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster ™)
	2009	121	26.25	3,188	2.42%	1.35%	24.82%
	2008	147	21.03	3,085	4.87%	1.35%	(44.57)%
	2007	197	37.94	7,457	3.26%	1.35%	15.73%
	2006	278	32.78	9,111	1.62%	1.35%	16.49%
	2005	355	28.14	9,987	1.28%	1.35%	17.45%
Fidelity VIP Overseas (Grandmaster flex3 ™)
	2009	4	7.29	32	2.53%	1.55%	24.57%
	2008	5	5.85	29	3.45%	1.55%	(44.68)%
	2007	27	10.58	291	1.67%	1.55%	5.77%
Fidelity VIP Overseas (IQ Annuity ™)
	2009	6	7.31	43	1.53%	1.45%	24.70%
	2008	14	5.86	85	4.36%	1.45%	(44.62)%
	2007	36	10.58	378	2.54%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2009	15	$7.27	$106	2.25%	1.67%	24.42%
	2008	19	5.84	108	4.61%	1.67%	(44.75)%
	2007	35	10.57	366	2.39%	1.67%	5.68%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)
	2009	37	10.00	366	1.92%	1.45%	28.15%
	2008	60	7.80	468	2.39%	1.45%	(43.54)%
	2007	64	13.82	888	1.94%	1.45%	(0.09)%
	2006	89	13.83	1,228	4.58%	1.45%	18.34%
	2005	102	11.68	1,186	2.28%	1.45%	4.23%
Fidelity VIP Growth (IQ Annuity ™)
	2009	43	7.46	319	0.40%	1.45%	26.29%
	2008	52	5.91	306	0.68%	1.45%	(48.00)%
	2007	63	11.36	711	0.71%	1.45%	25.01%
	2006	81	9.09	732	0.30%	1.45%	5.19%
	2005	112	8.64	966	0.51%	1.45%	4.15%
Fidelity VIP High Income (IQ Annuity ™)
	2009	95	10.69	1,021	11.83%	1.45%	41.69%
	2008	76	7.55	576	6.31%	1.45%	(26.15)%
	2007	27	10.22	276	4.56%	1.45%	1.16%
	2006	64	10.10	650	5.90%	1.45%	9.57%
	2005	150	9.22	1,379	16.05%	1.45%	1.04%
Fidelity VIP II Asset Manager (IQ Annuity ™)
	2009	10	11.02	108	2.14%	1.45%	27.07%
	2008	19	8.67	162	9.15%	1.45%	(29.86)%
	2007	19	12.37	234	5.70%	1.45%	13.66%
	2006	22	10.88	234	3.13%	1.45%	5.69%
	2005	34	10.29	348	2.67%	1.45%	2.43%
Fidelity VIP II Contrafund (IQ Annuity ™)
	2009	60	13.20	790	1.19%	1.45%	33.70%
	2008	106	9.88	1,049	1.03%	1.45%	(43.45)%
	2007	129	17.46	2,253	5.44%	1.45%	15.81%
	2006	154	15.08	2,323	1.26%	1.45%	9.98%
	2005	214	13.71	2,941	0.25%	1.45%	15.16%
Fidelity VIP III Balanced (IQ Annuity ™)
	2009	9	10.84	101	2.04%	1.45%	36.35%
	2008	11	7.95	86	2.73%	1.45%	(34.98)%
	2007	13	12.23	154	5.57%	1.45%	7.29%
	2006	14	11.40	158	2.32%	1.45%	10.03%
	2005	22	10.36	223	3.40%	1.45%	4.08%
Fidelity VIP III Growth & Income (IQ Annuity ™)
	2009	9	8.77	80	0.69%	1.45%	25.32%
	2008	18	7.00	125	3.35%	1.45%	(42.62)%
	2007	22	12.20	269	4.32%	1.45%	10.40%
	2006	26	11.05	284	1.00%	1.45%	11.38%
	2005	42	9.92	418	2.09%	1.45%	5.97%
Fidelity VIP III Growth Opportunities (IQ Annuity ™)
	2009	7	$6.13	$44	0.43%	1.45%	43.61%
	2008	3	4.27	14	0.24%	1.45%	(55.72)%
	2007	8	9.64	74	0.00%	1.45%	21.20%
	2006	13	7.95	104	0.70%	1.45%	3.78%
	2005	24	7.66	187	0.88%	1.45%	7.29%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster ™)
	2009	58		$29.94	$1,740	1.07%	1.35%	38.13%
	2008	71		21.68	1,534	5.08%	1.35%	(40.33)%
	2007	103		36.33	3,748	0.99%	1.35%	13.92%
	2006	265		31.89	8,461	0.99%	1.35%	11.08%
	2005	200		28.71	5,743	0.00%	1.35%	16.62%
Fidelity VIP III Mid Cap (IQ Annuity ™)
	2009	30		31.17	934	1.09%	1.45%	37.99%
	2008	38		22.59	856	4.94%	1.45%	(40.39)%
	2007	45		37.89	1,690	0.88%	1.45%	13.79%
	2006	64		33.30	2,140	1.49%	1.45%	10.96%
	2005	88		30.01	2,649	0.00%	1.45%	16.51%
Fidelity VIP Overseas (IQ Annuity ™)
	2009	5		11.35	54	2.10%	1.45%	24.61%
	2008	7		9.11	66	4.90%	1.45%	(44.68)%
	2007	10		16.47	158	3.16%	1.45%	15.47%
	2006	16		14.26	229	1.44%	1.45%	16.24%
	2005	21		12.26	257	1.15%	1.45%	17.25%

Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge ™)
	2009	10		9.19	90	3.58%	1.60%	26.73%
	2008	2		7.25	14	4.04%	1.60%	(27.46)%
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2009	28		11.49	319	2.17%	1.00%	27.47%
	2008	34		9.01	311	9.18%	1.00%	(29.62)%
	2007	33		12.81	429	5.98%	1.00%	14.06%
	2006	41		11.23	463	2.60%	1.00%	6.07%
	2005	56		10.59	596	2.86%	1.00%	2.75%
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2009	5		10.65	54	1.97%	1.15%	27.28%
	2008	2		8.36	16	4.41%	1.15%	(29.73)%
	2007	—	*	11.90	1	6.25%	1.15%	19.03%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2009	18		11.23	201	2.16%	1.55%	26.77%
	2008	31		8.86	272	8.99%	1.55%	(30.01)%
	2007	23		12.65	297	5.36%	1.55%	13.39%
	2006	26		11.16	289	1.53%	1.55%	5.48%
	2005	12		10.58	125	0.96%	1.55%	2.18%
Fidelity VIP Asset Manager (IQ3 ™)
	2009	25		11.37	286	2.32%	1.45%	26.90%
	2008	33		8.96	294	8.51%	1.45%	(29.94)%
	2007	35		12.79	442	5.70%	1.45%	13.47%
	2006	41		11.27	457	4.20%	1.45%	5.59%
	2005	104		10.67	1,115	3.10%	1.45%	2.28%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)		Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2009	9		$11.66	$110		2.14%	1.67%	26.61%
	2008	12		9.21	107		7.22%	1.67%	(30.10)%
	2007	18		13.18	234		10.23%	1.67%	13.20%
	2006	10		11.64	111		2.78%	1.67%	5.35%
	2005	12		11.04	137		2.81%	1.67%	2.05%
Fidelity VIP Balanced (Advantedge ™)
	2009	9		9.33	86		2.84%	1.60%	36.14%
	2008	2		6.85	14		9.70%	1.60%	(31.47)%
Fidelity VIP Balanced (AnnuiChoice ™)
	2009	52		11.56	600		2.11%	1.00%	36.94%
	2008	54		8.44	453		2.13%	1.00%	(34.81)%
	2007	124		12.95	1,606		5.67%	1.00%	7.63%
	2006	132		12.03	1,590		1.83%	1.00%	10.39%
	2005	137		10.90	1,491		2.67%	1.00%	4.48%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2009	15		10.12	152		2.43%	1.15%	36.73%
	2008	7		7.40	50		3.26%	1.15%	(34.91)%
	2007	5		11.37	52		4.50%	1.15%	7.44%
	2006	—	*	10.58	—	*	0.00%	1.15%	0.00%
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2009	26		12.46	318		2.02%	1.55%	36.18%
	2008	27		9.15	244		2.48%	1.55%	(35.17)%
	2007	33		14.11	469		5.49%	1.55%	7.04%
	2006	34		13.18	448		1.51%	1.55%	9.78%
	2005	31		12.01	369		2.08%	1.55%	3.90%
Fidelity VIP Balanced (Grandmaster ™)
	2009	83		11.43	946		2.07%	1.35%	36.46%
	2008	101		8.38	848		2.49%	1.35%	(35.04)%
	2007	129		12.90	1,658		3.73%	1.35%	28.96%
Fidelity VIP Balanced (IQ3 ™)
	2009	48		11.31	541		2.43%	1.45%	36.32%
	2008	46		8.30	385		2.48%	1.45%	(35.11)%
	2007	70		12.78	898		5.18%	1.45%	7.16%
	2006	62		11.93	739		1.58%	1.45%	9.89%
	2005	60		10.86	653		2.83%	1.45%	4.00%
Fidelity VIP Balanced (Pinnacle Plus ™)
	2009	22		11.53	259		2.36%	1.67%	36.01%
	2008	15		8.48	127		2.51%	1.67%	(35.25)%
	2007	11		13.10	147		4.93%	1.67%	6.90%
	2006	6		12.25	71		2.14%	1.67%	9.64%
	2005	8		11.17	89		3.06%	1.67%	3.77%
Fidelity VIP Balanced (IQ Advisor Standard ™)
	2009	13		11.68	150		2.07%	0.60%	37.49%
	2008	13		8.49	111		2.72%	0.60%	(34.54)%
	2007	13		12.97	173		16.95%	0.60%	29.73%
Fidelity VIP Contrafund (Advantedge ™)
	2009	41		8.35	340		1.63%	1.60%	33.33%
	2008	16		6.26	103		2.13%	1.60%	(37.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice ™)
	2009	287		$13.13	$3,765	1.12%	1.00%	34.11%
	2008	477		9.79	4,665	0.88%	1.00%	(43.27)%
	2007	579		17.25	9,995	5.96%	1.00%	16.11%
	2006	583		14.86	8,656	1.07%	1.00%	10.32%
	2005	505		13.47	6,803	0.15%	1.00%	15.48%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2009	154		9.43	1,456	1.68%	1.15%	33.91%
	2008	85		7.04	597	1.09%	1.15%	(43.35)%
	2007	47		12.43	583	9.17%	1.15%	15.96%
	2006	8		10.72	83	3.91%	1.15%	0.00%
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2009	184		13.49	2,482	1.08%	1.55%	33.37%
	2008	408		10.11	4,125	1.14%	1.55%	(43.58)%
	2007	412		17.92	7,392	5.58%	1.55%	15.49%
	2006	568		15.52	8,810	1.22%	1.55%	9.71%
	2005	580		14.15	8,200	0.16%	1.55%	14.85%
Fidelity VIP Contrafund (IQ3)
	2009	305		13.46	4,105	1.17%	1.45%	33.51%
	2008	355		10.08	3,580	0.85%	1.45%	(43.53)%
	2007	390		17.85	6,960	5.19%	1.45%	15.62%
	2006	466		15.44	7,193	1.04%	1.45%	9.82%
	2005	588		14.06	8,274	0.13%	1.45%	14.96%
Fidelity VIP Contrafund (Pinnacle Plus ™)
	2009	101		13.88	1,401	1.24%	1.67%	33.21%
	2008	115		10.42	1,196	0.84%	1.67%	(43.65)%
	2007	119		18.50	2,206	5.56%	1.67%	15.32%
	2006	115		16.04	1,848	1.09%	1.67%	9.58%
	2005	100		14.64	1,457	0.11%	1.67%	14.71%
Fidelity VIP Contrafund (IQ Advisor Standard ™)
	2009	5		13.05	66	0.83%	0.60%	34.66%
	2008	9		9.69	88	0.83%	0.60%	(43.04)%
	2007	10		17.01	178	4.88%	0.60%	16.60%
	2006	12		14.59	177	1.05%	0.60%	10.77%
	2005	12		13.17	153	0.09%	0.60%	15.95%
Fidelity VIP Disciplined Small Cap (AdvantEdge ™)
	2009	—	*	8.59	2	0.44%	1.60%	20.02%
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)
	2009	20		7.13	142	0.23%	1.00%	20.72%
	2008	23		5.90	138	0.37%	1.00%	(34.63)%
	2007	27		9.03	248	0.41%	1.00%	(9.71)%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)
	2009	3		7.10	18	0.91%	1.15%	20.54%
	2008	—	*	5.89	3	0.40%	1.15%	(34.73)%
	2007	—	*	9.02	4	0.47%	1.15%	(9.80)%
Fidelity VIP Disciplined Small Cap (GrandMaster ™)
	2009	8		7.06	57	0.25%	1.35%	20.30%
	2008	8		5.87	44	0.35%	1.35%	(34.86)%
	2007	11		9.01	102	0.33%	1.35%	(9.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)		Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined (GrandMaster flex3 ™)
	2009	8		$7.02	$55		0.22%	1.55%	20.05%
	2008	8		5.85	49		0.37%	1.55%	(35.00)%
	2007	10		8.99	86		0.42%	1.55%	(10.05)%
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)
	2009	12		7.04	85		0.17%	1.45%	20.18%
	2008	19		5.86	108		0.33%	1.45%	(34.93)%
	2007	27		9.00	244		0.43%	1.45%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)
	2009	2		7.00	13		0.09%	1.67%	19.91%
	2008	6		5.83	37		0.43%	1.67%	(35.08)%
	2007	3		8.99	29		0.46%	1.67%	(10.13)%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)
	2009	3		12.24	39		0.01%	1.00%	34.43%
	2008	5		9.10	41		0.31%	1.00%	(41.94)%
	2007	8		15.68	129		3.92%	1.00%	5.66%
	2006	9		14.84	140		0.40%	1.00%	12.68%
	2005	2		13.17	25		0.00%	1.00%	19.47%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)
	2009	7		8.96	61		0.02%	1.15%	34.23%
	2008	5		6.68	36		1.46%	1.15%	(42.02)%
	2007	1		11.52	7		10.20%	1.15%	5.48%
	2006	—	*	10.92	—	*	0.00%	1.15%	0.00%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)
	2009	2		11.49	23		0.02%	1.55%	33.69%
	2008	2		8.60	20		0.23%	1.55%	(42.26)%
	2007	8		14.89	125		6.98%	1.55%	5.08%
	2006	4		14.17	61		0.33%	1.55%	12.06%
	2005	3		12.65	36		0.00%	1.55%	18.81%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)
	2009	2		11.63	24		0.02%	1.35%	33.96%
	2008	3		8.68	24		0.27%	1.35%	(42.14)%
	2007	10		15.00	149		6.72%	1.35%	5.27%
	2006	7		14.25	105		0.30%	1.35%	12.28%
	2005	2		12.69	30		0.00%	1.35%	19.05%
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)
	2009	7		11.00	78		0.02%	1.45%	33.82%
	2008	6		8.22	50		0.64%	1.45%	(42.20)%
	2007	—	*	14.22	3		3.98%	1.45%	5.16%
	2006	1		13.52	11		0.07%	1.45%	12.17%
	2005	1		12.05	8		0.00%	1.45%	18.93%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)
	2009	12		11.41	132		0.02%	1.67%	33.52%
	2008	12		8.55	103		0.63%	1.67%	(42.33)%
	2007	8		14.82	112		5.50%	1.67%	4.91%
	2006	7		14.13	94		0.20%	1.67%	11.92%
	2005	8		12.62	107		0.00%	1.67%	18.67%
Fidelity VIP Equity-Income (AdvantEdge ™)
	2009	3		7.77	25		3.15%	1.60%	27.84%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2009	145		$9.89	$1,437	1.84%	1.00%	28.59%
	2008	225		7.69	1,731	2.03%	1.00%	(43.39)%
	2007	288		13.59	3,912	2.18%	1.00%	0.28%
	2006	285		13.55	3,869	4.52%	1.00%	18.73%
	2005	374		11.41	4,273	1.87%	1.00%	4.52%
Fidelity VIP Equity-Income (AnnuiChoice II ™)
	2009	49		7.98	388	2.86%	1.15%	28.39%
	2008	24		6.22	148	2.80%	1.15%	(43.47)%
	2007	15		11.00	167	5.27%	1.15%	0.07%
	2006	—	*	10.99	1	17.76%	1.15%	0.00%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2009	34		9.97	336	2.00%	1.55%	27.87%
	2008	49		7.79	379	2.10%	1.55%	(43.70)%
	2007	63		13.84	877	1.51%	1.55%	(0.27)%
	2006	113		13.88	1,564	4.21%	1.55%	18.08%
	2005	159		11.76	1,865	1.96%	1.55%	3.94%
Fidelity VIP Equity-Income (IQ3 ™)
	2009	97		9.53	926	2.02%	1.45%	28.00%
	2008	120		7.44	894	2.06%	1.45%	(43.64)%
	2007	158		13.21	2,085	1.70%	1.45%	(0.19)%
	2006	282		13.23	3,731	4.28%	1.45%	18.20%
	2005	209		11.20	2,345	2.04%	1.45%	4.05%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2009	23		10.88	248	1.90%	1.67%	27.72%
	2008	31		8.52	264	2.10%	1.67%	(43.77)%
	2007	35		15.15	525	2.53%	1.67%	(0.40)%
	2006	26		15.21	391	4.70%	1.67%	17.93%
	2005	41		12.90	531	1.50%	1.67%	3.81%
Fidelity VIP Equity-Income (IQ Advisor Standard ™)
	2009	2		10.08	20	2.12%	0.60%	29.11%
	2008	2		7.81	16	4.27%	0.60%	(43.16)%
Fidelity Freedom 2010 (Advantedge ™)
	2009	17		9.39	161	8.12%	1.60%	22.00%
	2008	8		7.70	59	13.52%	1.60%	(23.04)%
Fidelity Freedom 2010 (AnnuiChoice ™)
	2009	—	*	9.33	4	4.11%	1.00%	22.72%
	2008	—	*	7.60	4	0.44%	1.00%	(25.92)%
	2007	7		10.26	67	23.13%	1.00%	2.59%
Fidelity Freedom 2010 (AnnuiChoice II ™)
	2009	16		9.29	152	4.35%	1.15%	22.53%
	2008	15		7.58	113	3.95%	1.15%	(26.03)%
	2007	4		10.25	41	13.75%	1.15%	2.48%
Fidelity Freedom 2010 (GrandMaster ™)
	2009	26		9.24	242	2.96%	1.35%	22.28%
	2008	45		7.55	338	8.08%	1.35%	(26.18)%
	2007	3		10.23	27	41.67%	1.35%	2.34%
Fidelity Freedom 2010 (GrandmMaster flex3 ™)
	2009	14		9.19	125	4.16%	1.55%	22.04%
	2008	15		7.53	110	4.03%	1.55%	(26.33)%
	2007	4		10.22	40	10.43%	1.55%	2.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2010 (IQ Annuity ™)
	2009	38	$9.21	$346	4.25%	1.45%	22.16%
	2008	37	7.54	282	4.08%	1.45%	(26.26)%
	2007	8	10.23	79	15.34%	1.45%	2.27%
Fidelity Freedom 2010 (Pinnacle Plus ™)
	2009	1	9.16	7	4.20%	1.67%	21.89%
	2008	1	7.51	6	2.75%	1.67%	(26.42)%
	2007	2	10.21	25	19.64%	1.67%	2.12%
Fidelity Freedom 2015 (Advantedge ™)
	2009	9	9.27	79	6.09%	1.60%	23.05%
	2008	5	7.53	41	6.36%	1.60%	(24.68)%
Fidelity Freedom 2015 (AnnuiChoice ™)
	2009	3	9.15	25	4.49%	1.00%	23.77%
	2008	3	7.39	20	4.48%	1.00%	(28.03)%
Fidelity Freedom 2015 (AnnuiChoice II ™)
	2009	22	9.11	196	4.63%	1.15%	23.58%
	2008	20	7.37	146	4.00%	1.15%	(28.13)%
	2007	8	10.26	85	8.87%	1.15%	2.61%
Fidelity Freedom 2015 (Grandmaster ™)
	2009	2	9.06	19	9.55%	1.35%	23.34%
Fidelity Freedom 2015 (IQ Annuity ™)
	2009	12	9.04	107	4.38%	1.45%	23.21%
	2008	15	7.34	110	4.84%	1.45%	(28.35)%
	2007	7	10.24	74	27.54%	1.45%	2.39%
Fidelity Freedom 2015 (Pinnacle Plus ™)
	2009	9	8.98	80	4.49%	1.67%	22.94%
	2008	9	7.31	65	4.75%	1.67%	(28.51)%
	2007	4	10.22	45	18.72%	1.67%	2.24%
Fidelity Freedom 2020 (Advantedge ™)
	2009	20	8.91	175	8.07%	1.60%	26.52%
	2008	7	7.04	47	14.70%	1.60%	(29.60)%
Fidelity Freedom 2020 (AnnuiChoice ™)
	2009	7	8.71	59	2.31%	1.00%	27.26%
	2008	23	6.84	159	3.01%	1.00%	(33.47)%
	2007	27	10.28	278	10.27%	1.00%	2.82%
Fidelity Freedom 2020 (AnnuiChoice II ™)
	2009	63	8.67	543	5.63%	1.15%	27.07%
	2008	34	6.82	230	9.70%	1.15%	(33.58)%
	2007	2	10.27	25	22.59%	1.15%	2.72%
Fidelity Freedom 2020 (GrandMaster ™)
	2009	3	8.62	29	2.97%	1.35%	26.81%
	2008	3	6.80	23	13.61%	1.35%	(33.71)%
Fidelity Freedom 2020 (GrandMaster flex3 ™)
	2009	1	8.58	5	4.10%	1.55%	26.56%
	2008	1	6.78	4	4.08%	1.55%	(33.85)%
Fidelity Freedom 2020 (IQ Annuity ™)
	2009	4	8.60	35	4.02%	1.45%	26.69%
	2008	4	6.79	28	5.88%	1.45%	(33.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2020 (Pinnacle Plus ™)
	2009	2		$8.55	$15	4.02%	1.67%	26.40%
	2008	2		6.76	12	5.02%	1.67%	(33.93)%
	2007	3		10.23	26	19.29%	1.67%	2.35%
Fidelity Freedom 2025 (AnnuiChoice ™)
	2009	2		8.59	13	6.05%	1.00%	28.50%
Fidelity Freedom 2025 (AnnuiChoice II ™)
	2009	17		8.55	147	4.02%	1.15%	28.30%
	2008	16		6.67	104	4.35%	1.15%	(35.12)%
	2007	7		10.27	69	7.47%	1.15%	2.74%
Fidelity Freedom 2025 (GrandMaster ™)
	2009	—	*	8.51	2	3.96%	1.35%	28.04%
	2008	—	*	6.64	1	6.25%	1.35%	(35.25)%
Fidelity Freedom 2025 (Pinnacle Plus ™)
	2009	1		8.43	7	3.97%	1.67%	27.63%
	2008	1		6.61	5	5.33%	1.67%	(35.46)%
	2007	2		10.24	25	19.74%	1.67%	2.37%
Fidelity Freedom 2030 (AnnuiChoice II ™)
	2009	26		8.15	209	2.63%	1.15%	29.67%
	2008	23		6.29	145	5.02%	1.15%	(38.89)%
Fidelity Freedom 2030 (Grandmaster flex3 ™)
	2009	5		8.06	41	7.24%	1.55%	29.15%
Fidelity Freedom 2030 (IQ Annuity ™)
	2009	3		8.08	27	2.73%	1.45%	29.28%
	2008	3		6.25	17	4.68%	1.45%	(39.07)%
	2007	—	*	10.26	1	5.75%	1.45%	2.64%
Fidelity VIP Growth & Income (Advantedge ™)
	2009	4		7.86	28	1.13%	1.60%	25.01%
	2008	2		6.29	13	8.86%	1.60%	(37.09)%
Fidelity VIP Growth & Income (AnnuiChoice ™)
	2009	54		9.09	494	0.85%	1.00%	25.75%
	2008	65		7.23	470	2.98%	1.00%	(42.48)%
	2007	104		12.57	1,312	4.11%	1.00%	10.76%
	2006	98		11.35	1,110	1.01%	1.00%	11.73%
	2005	199		10.16	2,020	1.33%	1.00%	6.33%
Fidelity VIP Growth & Income (AnnuiChoice II ™)
	2009	14		8.57	123	1.55%	1.15%	25.56%
	2008	4		6.83	27	3.03%	1.15%	(42.57)%
	2007	3		11.88	41	1.73%	1.15%	18.84%
	2006	—	*	10.55	4	0.00%	1.15%	0.00%
Fidelity VIP Growth & Income (GrandMaster flex3 ™)
	2009	18		10.14	183	0.84%	1.55%	25.05%
	2008	20		8.11	165	2.98%	1.55%	(42.80)%
	2007	25		14.17	359	4.47%	1.55%	10.11%
	2006	32		12.87	414	0.75%	1.55%	11.11%
	2005	43		11.58	504	1.29%	1.55%	5.74%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (IQ3 ™)
	2009	36		$9.12	$330	0.85%	1.45%	25.18%
	2008	42		7.28	306	2.88%	1.45%	(42.74)%
	2007	68		12.72	865	4.29%	1.45%	10.23%
	2006	74		11.54	857	0.70%	1.45%	11.22%
	2005	99		10.38	1,026	1.40%	1.45%	5.85%
Fidelity VIP Growth & Income (Pinnacle Plus ™)
	2009	20		10.09	205	0.89%	1.67%	24.90%
	2008	21		8.08	168	3.03%	1.67%	(42.87)%
	2007	30		14.15	425	4.02%	1.67%	10.00%
	2006	29		12.86	374	0.86%	1.67%	10.98%
	2005	41		11.59	475	1.22%	1.67%	5.61%
Fidelity VIP Growth (AdvantEdge ™)
	2009	2		7.25	17	0.54%	1.60%	25.95%
Fidelity VIP Growth (AnnuiChoice ™)
	2009	96		6.69	642	0.27%	1.00%	26.69%
	2008	122		5.28	646	0.46%	1.00%	(47.84)%
	2007	205		10.12	2,075	0.46%	1.00%	25.46%
	2006	185		8.07	1,494	0.19%	1.00%	5.51%
	2005	255		7.65	1,951	0.33%	1.00%	4.45%
Fidelity VIP Growth (AnnuiChoice II ™)
	2009	25		8.70	219	0.52%	1.15%	26.49%
	2008	8		6.88	53	1.07%	1.15%	(47.92)%
	2007	—	*	13.20	6	0.42%	1.15%	25.15%
Fidelity VIP Growth (GrandMaster ™)
	2009	78		7.68	603	0.31%	1.35%	26.24%
	2008	92		6.09	560	0.72%	1.35%	(48.02)%
	2007	75		11.71	884	0.16%	1.35%	17.10%
Fidelity VIP Growth (GrandMaster flex3 ™)
	2009	27		8.76	236	0.26%	1.55%	25.98%
	2008	33		6.95	231	0.42%	1.55%	(48.13)%
	2007	71		13.41	958	0.50%	1.55%	24.71%
	2006	64		10.75	688	0.16%	1.55%	4.93%
	2005	62		10.25	632	0.34%	1.55%	3.87%
Fidelity VIP Growth (IQ3 ™)
	2009	68		6.91	470	0.27%	1.45%	26.11%
	2008	86		5.48	469	0.49%	1.45%	(48.08)%
	2007	187		10.55	1,971	0.42%	1.45%	24.86%
	2006	114		8.45	960	0.34%	1.45%	5.03%
	2005	147		8.05	1,186	0.39%	1.45%	3.98%
Fidelity VIP Growth (Pinnacle Plus ™)
	2009	10		9.86	97	0.29%	1.67%	25.83%
	2008	11		7.84	85	0.45%	1.67%	(48.19)%
	2007	12		15.13	184	0.44%	1.67%	24.52%
	2006	7		12.15	81	0.21%	1.67%	4.80%
	2005	12		11.59	139	0.28%	1.67%	3.75%
Fidelity VIP Growth Opportunities (AdvantEdge ™)
	2009	2		7.32	16	0.38%	1.60%	43.17%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (AnnuiChoice ™)
	2009	24		$8.51	$205	0.30%	1.00%	44.01%
	2008	14		5.91	80	0.10%	1.00%	(55.59)%
	2007	31		13.30	418	0.00%	1.00%	21.71%
	2006	8		10.93	87	0.74%	1.00%	4.07%
	2005	8		10.51	82	0.72%	1.00%	7.59%
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)
	2009	2		8.74	19	0.40%	1.15%	43.79%
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)
	2009	2		9.22	21	0.24%	1.55%	43.21%
	2008	3		6.44	19	0.08%	1.55%	(55.84)%
	2007	6		14.57	91	0.00%	1.55%	21.04%
	2006	3		12.04	38	0.55%	1.55%	3.49%
	2005	5		11.64	57	1.03%	1.55%	7.00%
Fidelity VIP Growth Opportunities (IQ3 ™)
	2009	92		7.93	727	0.30%	1.45%	43.35%
	2008	11		5.53	62	0.05%	1.45%	(55.79)%
	2007	76		12.51	955	0.00%	1.45%	21.13%
	2006	10		10.33	103	3.04%	1.45%	3.60%
	2005	16		9.97	164	0.66%	1.45%	7.11%
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)
	2009	4		9.74	41	0.27%	1.67%	43.03%
	2008	4		6.81	24	0.07%	1.67%	(55.89)%
	2007	15		15.44	237	0.00%	1.67%	20.88%
	2006	3		12.77	39	0.36%	1.67%	3.37%
	2005	2		12.36	28	0.56%	1.67%	6.87%
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)
	2009	15		9.29	144	0.29%	0.60%	44.59%
	2008	2		6.42	11	0.06%	0.60%	(55.41)%
	2007	11		14.40	153	0.00%	0.60%	44.05%
Fidelity VIP Growth (IQ Advisor Standard ™)
	2009	—	*	9.15	3	0.29%	0.60%	27.20%
	2008	—	*	7.19	3	0.06%	0.60%	(47.63)%
	2007	10		13.73	144	0.23%	0.60%	37.28%
Fidelity VIP High Income (AdvantEdge ™)
	2009	149		10.74	1,602	15.95%	1.60%	41.20%
Fidelity VIP High Income (AnnuiChoice ™)
	2009	102		13.35	1,363	12.09%	1.00%	42.03%
	2008	95		9.40	895	5.47%	1.00%	(25.89)%
	2007	55		12.68	702	5.61%	1.00%	1.54%
	2006	105		12.49	1,318	7.70%	1.00%	9.92%
	2005	72		11.37	814	14.59%	1.00%	1.29%
Fidelity VIP High Income (AnnuiChoice II ™)
	2009	46		11.17	515	12.42%	1.15%	41.82%
	2008	1		7.87	8	14.08%	1.15%	(26.00)%
	2007	—	*	10.64	3	11.95%	1.15%	6.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (GrandMaster flex3 ™)
	2009	678	$14.30	$9,695	11.26%	1.55%	41.24%
	2008	122	10.12	1,231	3.49%	1.55%	(26.30)%
	2007	65	13.74	898	5.24%	1.55%	0.94%
	2006	146	13.61	1,985	8.13%	1.55%	9.31%
	2005	163	12.45	2,029	11.51%	1.55%	0.73%
Fidelity VIP High Income (IQ3 ™)
	2009	138	14.36	1,978	10.66%	1.45%	41.39%
	2008	79	10.16	802	4.73%	1.45%	(26.23)%
	2007	47	13.77	651	5.06%	1.45%	1.03%
	2006	114	13.63	1,549	5.53%	1.45%	9.42%
	2005	349	12.45	4,346	18.70%	1.45%	0.83%
Fidelity VIP High Income (Pinnacle Plus ™)
	2009	6	13.21	78	7.72%	1.67%	41.07%
	2008	7	9.37	66	5.19%	1.67%	(26.39)%
	2007	15	12.73	188	11.67%	1.67%	0.84%
	2006	9	12.62	117	7.88%	1.67%	9.18%
	2005	9	11.56	99	15.09%	1.67%	0.61%
Fidelity VIP Index 500 (Advantedge ™)
	2009	4	8.35	34	3.07%	1.60%	24.31%
	2008	2	6.71	10	3.98%	1.60%	(32.86)%
Fidelity VIP Index 500 (AnnuiChoice ™)
	2009	133	8.57	1,139	2.30%	1.00%	25.04%
	2008	150	6.85	1,026	1.52%	1.00%	(37.79)%
	2007	222	11.01	2,443	2.78%	1.00%	4.17%
	2006	131	10.57	1,383	1.64%	1.00%	14.29%
	2005	174	9.25	1,608	1.79%	1.00%	3.51%
Fidelity VIP Index 500 (IQ3 ™)
	2009	199	9.00	1,792	2.33%	1.45%	24.47%
	2008	136	7.23	983	1.97%	1.45%	(38.07)%
	2007	159	11.68	1,862	2.68%	1.45%	3.64%
	2006	84	11.27	949	1.62%	1.45%	13.77%
	2005	103	9.91	1,022	1.81%	1.45%	3.04%
Fidelity VIP Index 500 (AnnuiChoice II ™)
	2009	60	7.65	462	3.18%	1.15%	24.85%
	2008	31	6.13	190	2.49%	1.15%	(37.88)%
	2007	16	9.86	161	3.46%	1.15%	(1.39)%
Fidelity VIP Index 500 (Grandmaster ™)
	2009	146	7.61	1,112	2.30%	1.35%	24.60%
	2008	170	6.10	1,040	1.55%	1.35%	(38.01)%
	2007	221	9.85	2,175	2.51%	1.35%	(1.52)%
Fidelity VIP Index 500 (Grandmaster flex3 ™)
	2009	49	7.56	367	2.43%	1.55%	24.34%
	2008	46	6.08	282	1.62%	1.55%	(38.14)%
	2007	78	9.83	769	2.32%	1.55%	(1.66)%
Fidelity VIP Index 500 (IQ Advisor Standard ™)
	2009	49	7.76	379	2.48%	0.60%	25.54%
	2008	28	6.18	172	2.07%	0.60%	(37.54)%
	2007	26	9.90	259	3.83%	0.60%	(1.01)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus ™)
	2009	23	$11.11	$260	2.48%	1.67%	24.19%
	2008	28	8.95	254	1.90%	1.67%	(38.21)%
	2007	30	14.48	439	3.03%	1.67%	3.41%
	2006	2	14.00	23	1.50%	1.67%	13.52%
	2005	2	12.33	20	1.58%	1.67%	2.82%
Fidelity VIP Investment Grade Bond (Advantedge ™)
	2009	13	10.82	138	8.44%	1.60%	13.65%
	2008	4	9.52	35	0.00%	1.60%	(4.82)%
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2009	270	14.53	3,925	8.87%	1.00%	14.32%
	2008	293	12.71	3,724	4.56%	1.00%	(4.43)%
	2007	427	13.30	5,674	4.17%	1.00%	3.07%
	2006	446	12.90	5,749	4.02%	1.00%	3.10%
	2005	533	12.52	6,674	4.35%	1.00%	0.88%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2009	75	11.38	854	9.31%	1.15%	14.14%
	2008	63	9.97	625	3.27%	1.15%	(4.57)%
	2007	40	10.45	418	1.09%	1.15%	4.49%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2009	231	11.00	2,538	8.13%	1.35%	13.91%
	2008	179	9.66	1,731	3.64%	1.35%	(4.77)%
	2007	126	10.14	1,278	0.16%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2009	96	11.74	1,123	8.92%	1.55%	13.68%
	2008	121	10.33	1,248	5.70%	1.55%	(4.96)%
	2007	178	10.87	1,940	2.67%	1.55%	2.45%
	2006	88	10.61	936	3.24%	1.55%	2.53%
	2005	71	10.35	738	2.18%	1.55%	0.32%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2009	198	13.69	2,708	9.05%	1.45%	13.80%
	2008	225	12.03	2,708	4.94%	1.45%	(4.86)%
	2007	344	12.65	4,347	4.05%	1.45%	2.57%
	2006	353	12.33	4,352	4.01%	1.45%	2.63%
	2005	384	12.01	4,609	4.13%	1.45%	0.42%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2009	77	11.61	899	8.42%	1.67%	13.54%
	2008	71	10.22	726	3.79%	1.67%	(5.08)%
	2007	65	10.77	704	3.87%	1.67%	2.37%
	2006	57	10.52	597	3.71%	1.67%	2.40%
	2005	55	10.28	569	4.07%	1.67%	0.20%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)
	2009	41	12.22	495	10.22%	0.60%	14.78%
	2008	38	10.65	400	3.90%	0.60%	(4.04)%
	2007	17	11.10	189	3.68%	0.60%	3.42%
	2006	6	10.73	65	3.91%	0.60%	3.51%
	2005	5	10.36	47	4.19%	0.60%	1.29%
Fidelity VIP Mid Cap (Advantedge ™)
	2009	15	8.81	132	1.28%	1.60%	37.55%
	2008	12	6.41	77	0.28%	1.60%	(35.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2009	140	$18.86	$2,644	1.05%	1.00%	38.36%
	2008	141	13.63	1,926	5.50%	1.00%	(40.21)%
	2007	270	22.80	6,155	0.62%	1.00%	14.16%
	2006	337	19.97	6,734	1.14%	1.00%	11.28%
	2005	327	17.94	5,872	0.00%	1.00%	16.85%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2009	46	9.86	456	1.12%	1.15%	38.15%
	2008	38	7.14	270	4.26%	1.15%	(40.30)%
	2007	28	11.96	334	0.50%	1.15%	14.03%
	2006	7	10.49	72	0.00%	1.15%	0.00%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2009	77	16.88	1,294	0.92%	1.55%	37.59%
	2008	145	12.27	1,779	5.51%	1.55%	(40.55)%
	2007	159	20.63	3,275	0.66%	1.55%	13.55%
	2006	258	18.17	4,695	1.43%	1.55%	10.67%
	2005	265	16.42	4,354	0.00%	1.55%	16.20%
Fidelity VIP Mid Cap (Grandmaster ™)
	2009	104	14.77	1,533	1.28%	1.35%	37.87%
	2008	192	10.72	2,054	5.30%	1.35%	(40.42)%
	2007	206	17.99	3,705	0.35%	1.35%	13.77%
	2006	2	15.81	26	0.54%	1.35%	10.89%
	2005	1	14.26	8	0.00%	1.55%	16.43%
Fidelity VIP Mid Cap (IQ Annuity ™)
	2009	135	18.52	2,495	0.97%	1.45%	37.73%
	2008	125	13.44	1,679	4.91%	1.45%	(40.49)%
	2007	146	22.59	3,309	0.62%	1.45%	13.68%
	2006	212	19.87	4,219	1.24%	1.45%	10.78%
	2005	222	17.94	3,977	0.00%	1.45%	16.32%
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2009	57	17.75	1,010	1.15%	1.67%	37.42%
	2008	46	12.91	596	4.89%	1.67%	(40.62)%
	2007	69	21.75	1,505	0.66%	1.67%	13.39%
	2006	64	19.18	1,234	1.10%	1.67%	10.53%
	2005	47	17.35	812	0.00%	1.67%	16.06%
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)
	2009	1	15.23	12	1.01%	0.80%	38.63%
	2008	1	10.99	8	4.72%	0.80%	(40.09)%
	2007	1	18.34	14	0.60%	0.80%	14.40%
	2006	1	16.03	12	1.24%	0.80%	11.51%
	2005	1	14.37	11	0.00%	0.80%	17.08%
Fidelity VIP Mid Cap (IQ Advisor Standard ™)
	2009	13	15.41	198	1.16%	0.60%	38.91%
	2008	2	11.10	27	3.46%	0.60%	(39.97)%
	2007	4	18.48	65	0.59%	0.60%	14.67%
	2006	5	16.12	76	0.52%	0.60%	11.73%
	2005	1	14.43	13	0.00%	0.60%	17.31%
Fidelity VIP Overseas (Advantedge ™)
	2009	22	7.52	168	2.58%	1.60%	24.23%
	2008	11	6.05	67	6.40%	1.60%	(39.49)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice ™)
	2009	63		$10.62	$664	2.16%	1.00%	24.96%
	2008	103		8.50	873	4.74%	1.00%	(44.52)%
	2007	191		15.33	2,933	3.13%	1.00%	15.84%
	2006	81		13.23	1,067	1.04%	1.00%	16.60%
	2005	54		11.34	617	0.68%	1.00%	17.60%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2009	40		8.73	349	2.90%	1.15%	24.77%
	2008	27		7.00	188	5.06%	1.15%	(44.61)%
	2007	10		12.63	129	2.99%	1.15%	15.68%
	2006	2		10.92	23	0.00%	1.15%	0.00%
Fidelity VIP Overseas (GrandMaster ™)
	2009	113		7.28	824	2.28%	1.35%	24.52%
	2008	123		5.84	717	4.78%	1.35%	(44.72)%
	2007	145		10.57	1,532	2.57%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2009	37		11.84	437	1.72%	1.55%	24.27%
	2008	138		9.53	1,313	6.90%	1.55%	(44.83)%
	2007	76		17.27	1,311	2.52%	1.55%	15.21%
	2006	50		14.99	748	1.49%	1.55%	15.95%
	2005	31		12.93	399	0.19%	1.55%	16.95%
Fidelity VIP Overseas (IQ3 ™)
	2009	61		10.68	652	2.10%	1.45%	24.39%
	2008	112		8.59	961	5.98%	1.45%	(44.78)%
	2007	171		15.55	2,656	2.81%	1.45%	15.35%
	2006	61		13.48	821	1.39%	1.45%	16.07%
	2005	84		11.61	978	0.74%	1.45%	17.07%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2009	20		14.56	289	2.09%	1.67%	24.11%
	2008	25		11.73	293	4.27%	1.67%	(44.90)%
	2007	54		21.29	1,154	2.69%	1.67%	15.09%
	2006	14		18.50	261	1.43%	1.67%	15.81%
	2005	6		15.97	100	0.99%	1.67%	16.81%
Fidelity VIP Overseas (IQ Advisor Enhanced ™)
	2009	1		12.15	15	2.33%	0.80%	25.21%
	2008	1		9.70	12	4.86%	0.80%	(44.41)%
	2007	1		17.46	22	2.91%	0.80%	16.14%
	2006	1		15.03	19	1.29%	0.80%	16.83%
	2005	1		12.87	16	1.02%	0.80%	17.84%
Fidelity VIP Overseas (IQ Advisor Standard ™)
	2009	19		12.30	230	2.16%	0.60%	25.46%
	2008	22		9.80	215	5.04%	0.60%	(44.30)%
	2007	30		17.60	533	3.67%	0.60%	16.38%
	2006	9		15.12	140	1.28%	0.60%	17.07%
	2005	10		12.92	124	0.00%	0.60%	18.07%
Fidelity VIP Value Stratagies (AdvantEdge ™)
	2009	—		8.04	3	0.24%	1.55%	54.72%
Fidelity VIP Value Stratagies (AnnuiChoice ™)
	2009	6		8.12	52	0.95%	1.00%	55.58%
	2008	—	*	5.22	2	1.35%	1.00%	(47.82)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Value Stratagies (AnnuiChoice II ™)
	2009	2	$8.10	$17	0.39%	1.15%	55.35%
	2008	4	5.21	22	0.72%	1.15%	(47.88)%
Fidelity VIP Overseas (Grandmaster ™)
	2009	1	8.07	10	0.77%	1.35%	55.03%
Fidelity VIP Overseas (IQ Annuity ™)
	2009	5	8.06	44	0.56%	1.45%	54.88%
	2008	2	5.20	9	3.99%	1.45%	(47.98)%
Fidelity VIP Overseas (Pinnancle Plus ™)
	2009	9	8.03	71	0.52%	1.67%	54.53%

Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2009	12	19.66	242	8.04%	1.00%	28.91%
	2008	18	15.25	269	9.49%	1.00%	(15.83)%
	2007	22	18.12	399	7.84%	1.00%	5.47%
	2006	24	17.18	420	3.74%	1.00%	9.70%
	2005	18	15.66	283	9.11%	1.00%	11.13%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2009	1	12.04	13	7.95%	1.15%	28.71%
	2008	1	9.35	11	7.29%	1.15%	(15.96)%
	2007	2	11.13	24	8.75%	1.15%	5.26%
	2006	2	10.57	23	0.00%	1.15%	0.00%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2009	4	18.80	73	7.81%	1.55%	28.19%
	2008	4	14.67	61	8.93%	1.55%	(16.30)%
	2007	13	17.52	230	8.73%	1.55%	4.86%
	2006	39	16.71	657	3.12%	1.55%	9.10%
	2005	22	15.31	340	10.27%	1.55%	10.52%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2009	9	19.04	173	7.86%	1.45%	28.32%
	2008	11	14.84	166	8.98%	1.45%	(16.21)%
	2007	16	17.71	284	8.04%	1.45%	4.96%
	2006	26	16.87	435	5.72%	1.45%	9.21%
	2005	47	15.45	720	7.07%	1.45%	10.63%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2009	26	17.08	446	3.28%	1.00%	27.07%
	2008	35	13.44	467	9.91%	1.00%	(38.52)%
	2007	63	21.86	1,369	2.14%	1.00%	(17.92)%
	2006	106	26.63	2,818	1.21%	1.00%	36.67%
	2005	125	19.48	2,436	1.44%	1.00%	15.89%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2009	9	7.25	64	3.43%	1.15%	26.88%
	2008	10	5.71	60	9.61%	1.15%	(38.61)%
	2007	12	9.30	112	2.59%	1.15%	(18.03)%
	2006	4	11.35	45	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2009	9	$16.56	$155	3.43%	1.55%	26.36%
	2008	14	13.11	185	9.71%	1.55%	(38.86)%
	2007	39	21.44	842	2.25%	1.55%	(18.35)%
	2006	99	26.26	2,590	1.53%	1.55%	35.92%
	2005	107	19.32	2,073	1.47%	1.55%	15.24%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2009	26	16.24	415	3.29%	1.45%	26.49%
	2008	32	12.84	409	9.81%	1.45%	(38.80)%
	2007	49	20.98	1,022	2.03%	1.45%	(18.29)%
	2006	88	25.67	2,252	1.29%	1.45%	36.05%
	2005	80	18.87	1,501	1.68%	1.45%	15.36%
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)
	2009	53	17.20	905	3.43%	1.45%	35.06%
	2008	57	12.74	730	3.22%	1.45%	(41.25)%
	2007	99	21.68	2,148	2.14%	1.45%	13.75%
	2006	89	19.06	1,697	1.19%	1.45%	19.69%
	2005	124	15.92	1,972	0.77%	1.45%	8.58%
Franklin Growth and Income Securities (AdvantEdge ™)
	2009	4	8.34	33	0.00%	1.60%	24.56%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2009	129	11.72	1,515	4.82%	1.00%	25.29%
	2008	191	9.36	1,784	4.03%	1.00%	(35.79)%
	2007	341	14.57	4,972	3.89%	1.00%	(4.70)%
	2006	107	15.29	1,636	2.69%	1.00%	15.59%
	2005	142	13.22	1,873	2.46%	1.00%	2.48%
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2009	12	8.28	101	5.01%	1.15%	25.10%
	2008	10	6.62	63	4.20%	1.15%	(35.89)%
	2007	8	10.33	83	3.88%	1.15%	(4.82)%
	2006	2	10.85	24	0.00%	1.15%	0.00%
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2009	67	11.27	755	4.82%	1.55%	24.59%
	2008	86	9.05	776	3.79%	1.55%	(36.15)%
	2007	129	14.17	1,822	4.02%	1.55%	(5.20)%
	2006	47	14.95	698	2.73%	1.55%	14.95%
	2005	34	13.01	445	2.41%	1.55%	1.92%
Franklin Growth and Income Securities (Grandmaster ™)
	2009	55	11.44	629	4.80%	1.35%	24.85%
	2008	66	9.16	600	3.90%	1.35%	(36.02)%
	2007	109	14.32	1,561	3.99%	1.35%	(5.00)%
	2006	43	15.07	646	2.75%	1.35%	15.18%
	2005	44	13.09	578	2.76%	1.35%	2.12%
Franklin Growth and Income Securities (IQ Annuity ™)
	2009	197	11.35	2,237	4.87%	1.45%	24.72%
	2008	244	9.10	2,223	3.66%	1.45%	(36.09)%
	2007	291	14.24	4,148	3.94%	1.45%	(5.10)%
	2006	64	15.01	956	2.90%	1.45%	15.07%
	2005	122	13.05	1,598	2.42%	1.45%	2.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2009	46	$10.84	$495	4.78%	1.67%	24.44%
	2008	58	8.71	505	3.57%	1.67%	(36.23)%
	2007	83	13.66	1,130	3.78%	1.67%	(5.34)%
	2006	27	14.43	396	2.86%	1.67%	14.81%
	2005	16	12.57	206	2.31%	1.67%	1.79%
Franklin Income Securities (Advantedge ™)
	2009	10	9.63	100	6.82%	1.60%	33.46%
	2008	6	7.21	40	6.12%	1.60%	(27.86)%
Franklin Income Securities (AnnuiChoice ™)
	2009	200	16.10	3,223	7.74%	1.00%	34.24%
	2008	219	11.99	2,629	6.48%	1.00%	(30.36)%
	2007	414	17.22	7,125	3.69%	1.00%	2.69%
	2006	480	16.77	8,052	3.83%	1.00%	17.06%
	2005	398	14.32	5,697	3.91%	1.00%	0.59%
Franklin Income Securities (AnnuiChoice II ™)
	2009	87	10.17	884	7.66%	1.15%	34.04%
	2008	72	7.59	545	6.09%	1.15%	(30.47)%
	2007	59	10.91	643	2.30%	1.15%	2.58%
	2006	20	10.64	216	0.00%	1.15%	0.00%
Franklin Income Securities (GrandMaster flex3 ™)
	2009	225	15.48	3,485	8.30%	1.55%	33.50%
	2008	246	11.60	2,853	6.40%	1.55%	(30.75)%
	2007	395	16.75	6,624	3.63%	1.55%	2.13%
	2006	393	16.40	6,444	3.80%	1.55%	16.41%
	2005	323	14.09	4,551	4.06%	1.55%	0.04%
Franklin Income Securities (Grandmaster ™)
	2009	184	15.71	2,890	6.24%	1.35%	33.77%
	2008	259	11.74	3,044	6.45%	1.35%	(30.61)%
	2007	363	16.92	6,146	3.67%	1.35%	2.36%
	2006	409	16.53	6,755	4.75%	1.35%	16.65%
	2005	204	14.17	2,889	3.49%	1.35%	0.24%
Franklin Income Securities (IQ Annuity ™)
	2009	247	15.59	3,845	8.46%	1.45%	33.63%
	2008	329	11.67	3,834	6.20%	1.45%	(30.68)%
	2007	469	16.83	7,899	3.46%	1.45%	2.27%
	2006	442	16.46	7,279	3.12%	1.45%	16.53%
	2005	256	14.13	3,620	4.27%	1.45%	0.14%
Franklin Income Securities (Pinnacle Plus ™)
	2009	113	13.69	1,550	7.91%	1.67%	33.33%
	2008	144	10.27	1,475	6.38%	1.67%	(30.83)%
	2007	187	14.84	2,782	4.11%	1.67%	2.02%
	2006	181	14.55	2,627	3.68%	1.67%	16.27%
	2005	119	12.51	1,495	2.79%	1.67%	(0.09)%
Franklin Income Securities (IQ Advisor Enhanced ™)
	2009	1	12.72	10	8.11%	0.80%	34.51%
	2008	1	9.45	7	6.12%	0.80%	(30.22)%
	2007	1	13.55	11	3.55%	0.80%	2.95%
	2006	1	13.16	10	3.76%	0.80%	17.30%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Advisor Standard ™)
	2009	—	*	$12.87	$4	1.80%	0.60%	34.78%
	2008	—	*	9.55	2	9.22%	0.60%	(30.08)%
	2007	—	*	13.66	4	5.98%	0.60%	36.56%
Franklin Large Cap Growth Securities (AdvantEdge ™)
	2009	2		8.87	19	0.00%	1.60%	27.69%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2009	23		12.27	282	1.16%	1.00%	28.44%
	2008	21		9.55	199	3.86%	1.00%	(35.18)%
	2007	25		14.74	376	0.69%	1.00%	5.13%
	2006	25		14.02	353	0.72%	1.00%	9.79%
	2005	18		12.77	236	0.69%	1.00%	0.05%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2009	23		9.43	219	1.38%	1.15%	28.24%
	2008	19		7.35	140	3.02%	1.15%	(35.28)%
	2007	4		11.36	44	0.56%	1.15%	4.96%
	2006	—	*	10.82	3	0.00%	1.15%	0.00%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2009	14		11.80	167	1.38%	1.55%	27.72%
	2008	20		9.24	189	3.75%	1.55%	(35.55)%
	2007	26		14.34	379	0.60%	1.55%	4.56%
	2006	28		13.71	379	0.75%	1.55%	9.18%
	2005	43		12.55	542	0.48%	1.55%	(0.50)%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2009	3		11.97	39	1.37%	1.35%	27.98%
	2008	3		9.35	31	3.72%	1.35%	(35.42)%
	2007	4		14.48	64	0.57%	1.35%	4.78%
	2006	7		13.82	92	0.82%	1.35%	9.40%
	2005	11		12.63	137	0.60%	1.35%	(0.30)%
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2009	15		11.88	183	3.20%	1.45%	27.85%
	2008	33		9.30	309	5.70%	1.45%	(35.48)%
	2007	46		14.41	662	0.95%	1.45%	4.71%
	2006	17		13.76	230	0.77%	1.45%	9.29%
	2005	29		12.59	369	1.01%	1.45%	(0.40)%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2009	24		10.74	253	1.13%	1.67%	27.57%
	2008	21		8.42	180	3.72%	1.67%	(35.63)%
	2007	20		13.08	266	0.69%	1.67%	4.47%
	2006	21		12.52	265	0.71%	1.67%	9.05%
	2005	26		11.48	300	0.69%	1.67%	(0.62)%
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)
	2009	1		10.36	11	5.45%	0.60%	28.95%
	2008	1		8.03	8	9.37%	0.60%	(34.92)%
	2007	5		12.34	62	0.63%	0.60%	23.43%
Franklin Mutual Shares Securities (Advantedge ™)
	2009	28		8.24	235	2.07%	1.60%	24.06%
	2008	7		6.65	50	6.35%	1.60%	(33.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2009	95		$13.84	$1,315		1.99%	1.00%	24.79%
	2008	102		11.09	1,135		3.79%	1.00%	(37.74)%
	2007	248		17.82	4,417		2.03%	1.00%	2.45%
	2006	251		17.39	4,367		2.02%	1.00%	17.20%
	2005	264		14.84	3,916		0.99%	1.00%	9.45%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2009	85		8.56	723		1.95%	1.15%	24.60%
	2008	39		6.87	268		4.14%	1.15%	(37.83)%
	2007	29		11.05	324		1.65%	1.15%	2.29%
	2006	4		10.80	41		0.00%	1.15%	0.00%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2009	170		13.31	2,262		1.94%	1.55%	24.10%
	2008	199		10.73	2,132		3.53%	1.55%	(38.09)%
	2007	259		17.33	4,492		2.01%	1.55%	1.87%
	2006	244		17.01	4,148		2.07%	1.55%	16.55%
	2005	191		14.60	2,786		0.97%	1.55%	8.85%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2009	78		13.41	1,043		1.90%	1.45%	24.22%
	2008	106		10.79	1,141		3.59%	1.45%	(38.02)%
	2007	165		17.42	2,880		2.36%	1.45%	1.97%
	2006	167		17.08	2,846		1.99%	1.45%	16.67%
	2005	155		14.64	2,264		0.83%	1.45%	8.96%
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2009	77		12.19	932		2.04%	1.67%	23.95%
	2008	81		9.83	795		3.99%	1.67%	(38.16)%
	2007	126		15.90	2,005		2.25%	1.67%	1.73%
	2006	112		15.63	1,743		2.24%	1.67%	16.41%
	2005	78		13.42	1,043		0.72%	1.67%	8.72%
Franklin Mutual Shares Securities (IQ Advisor Standard ™)
	2009	42		11.57	486		1.95%	0.60%	25.29%
	2008	48		9.23	443		4.28%	0.60%	(37.49)%
	2007	29		14.77	432		2.04%	0.60%	2.82%
	2006	9		14.36	130		0.43%	0.60%	17.67%
	2005	1		12.20	8		1.20%	0.60%	9.89%
Franklin Mutual Shares Securities (Grandmaster ™)
	2009	67		13.50	901		1.37%	1.35%	24.35%
	2008	243		10.86	2,636		3.91%	1.35%	(37.96)%
	2007	306		17.50	5,348		1.86%	1.35%	2.07%
	2006	151		17.15	2,593		1.98%	1.35%	16.79%
	2005	150		14.68	2,202		0.85%	1.35%	9.07%
Franklin Small Cap Value Securities (Advantedge ™)
	2009	2		8.76	15		0.16%	1.60%	27.12%
	2008	—	*	6.89	—	*	0.00%	1.60%	(31.10)%
Franklin Small Cap Value Securities (Annuichoice ™)
	2009	5		7.55	41		1.28%	1.00%	27.87%
	2008	19		5.90	110		1.31%	1.00%	(33.69)%
	2007	3		8.90	23		0.00%	1.00%	(10.96)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued)
Franklin Small Cap Value Securities (Annuichoice II ™ )
	2009	12		$7.52	$90	1.56%	1.15%	27.67%
	2008	10		5.89	56	1.47%	1.15%	(33.79)%
	2007	4		8.89	31	0.00%	1.15%	(11.05)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2009	7		7.48	51	1.66%	1.35%	27.41%
	2008	7		5.87	41	1.98%	1.35%	(33.92)%
	2007	1		8.88	9	4.52%	1.45%	(11.18)%
Franklin Small Cap Value Securities (Grandmaster flex3 ™)
	2009	2		7.44	15	1.03%	1.55%	27.16%
	2008	1		5.85	3	1.19%	1.55%	(34.06)%
	2007	1		8.87	5	0.00%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ Annuuity ™)
	2009	5		7.46	39	1.26%	1.45%	27.28%
	2008	10		5.86	57	3.06%	1.45%	(33.99)%
	2007	—	*	8.88	1	0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2009	11		7.41	82	1.61%	1.67%	27.00%
	2008	10		5.84	59	2.17%	1.67%	(34.14)%
	2007	1		8.86	12	0.00%	1.67%	(11.37)%
Franklin Small Cap Value Securities (IQ Advisor Standard ™)
	2009	5		7.63	36	1.87%	0.60%	28.38%
	2008	3		5.94	17	0.00%	0.60%	(33.42)%
Templeton Foriegn Securities Fund (Advantedge ™)
	2009	6		8.76	51	1.98%	1.60%	34.88%
	2008	2		6.50	14	3.55%	1.60%	(35.02)%
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)
	2009	43		17.08	736	3.50%	1.55%	34.92%
	2008	48		12.66	613	3.63%	1.55%	(41.31)%
	2007	113		21.57	2,438	2.08%	1.55%	13.65%
	2006	89		18.98	1,686	1.20%	1.55%	19.57%
	2005	99		15.87	1,579	1.08%	1.55%	8.47%
Templeton Foriegn Securities Fund (Grandmaster ™)
	2009	21		17.33	356	3.14%	1.35%	35.19%
	2008	22		12.82	282	3.30%	1.35%	(41.19)%
	2007	34		21.79	743	1.79%	1.35%	13.91%
	2006	29		19.13	560	1.31%	1.35%	19.81%
	2005	44		15.97	695	1.20%	1.35%	8.69%
Templeton Foriegn Securities Fund (Pinnacle Plus ™)
	2009	33		15.90	527	3.20%	1.67%	34.76%
	2008	34		11.80	398	3.62%	1.67%	(41.38)%
	2007	22		20.12	449	2.33%	1.67%	13.50%
	2006	20		17.73	356	1.17%	1.67%	19.42%
	2005	21		14.84	316	1.13%	1.67%	8.34%
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2009	54		17.76	960	3.51%	1.00%	35.67%
	2008	63		13.09	829	3.42%	1.00%	(40.98)%
	2007	113		22.18	2,503	2.12%	1.00%	14.32%
	2006	93		19.40	1,809	1.14%	1.00%	20.24%
	2005	104		16.14	1,682	1.10%	1.00%	9.07%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice II ™ )
	2009	40	$9.99	$402	2.53%	1.15%	35.47%
	2008	23	7.37	167	3.49%	1.15%	(41.07)%
	2007	13	12.51	163	1.95%	1.15%	14.16%
	2006	5	10.96	56	0.00%	1.15%	0.00%
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)
	2009	2	14.11	31	3.28%	0.60%	36.22%
	2008	2	10.36	23	3.95%	0.60%	(40.74)%
	2007	6	17.48	104	3.13%	0.60%	14.77%
	2006	4	15.23	66	1.49%	0.60%	20.72%
	2005	5	12.62	67	1.19%	0.60%	9.51%
Templeton Growth Securities (Advantedge ™)
	2009	7	8.15	60	2.93%	1.60%	29.04%
	2008	6	6.32	37	2.95%	1.60%	(36.81)%
Templeton Growth Securities (AnnuiChoice ™)
	2009	43	14.00	601	2.97%	1.00%	29.79%
	2008	44	10.79	473	2.12%	1.00%	(42.90)%
	2007	89	18.89	1,683	1.71%	1.00%	1.34%
	2006	195	18.64	3,636	1.38%	1.00%	20.59%
	2005	129	15.46	1,989	1.19%	1.00%	7.78%
Templeton Growth Securities (AnnuiChoice II ™)
	2009	26	8.24	218	3.14%	1.15%	29.60%
	2008	28	6.36	177	2.25%	1.15%	(42.99)%
	2007	20	11.15	228	1.27%	1.15%	1.17%
	2006	2	11.02	20	0.00%	1.15%	0.00%
Templeton Growth Securities (GrandMaster flex3 ™)
	2009	87	13.47	1,171	3.16%	1.55%	29.07%
	2008	108	10.43	1,127	2.08%	1.55%	(43.22)%
	2007	124	18.37	2,278	1.62%	1.55%	0.73%
	2006	153	18.24	2,793	1.27%	1.55%	19.93%
	2005	133	15.21	2,028	1.14%	1.55%	7.18%
Templeton Growth Securities (Grandmaster ™)
	2009	36	13.66	491	3.30%	1.35%	29.33%
	2008	51	10.56	542	2.04%	1.35%	(43.10)%
	2007	62	18.56	1,151	1.77%	1.35%	0.98%
	2006	256	18.38	4,706	1.83%	1.35%	20.17%
	2005	69	15.30	1,052	1.08%	1.35%	7.40%
Templeton Growth Securities (IQ Annuity ™)
	2009	57	13.56	779	3.20%	1.45%	29.20%
	2008	74	10.50	779	1.98%	1.45%	(43.16)%
	2007	105	18.47	1,934	1.92%	1.45%	0.85%
	2006	136	18.31	2,492	1.24%	1.45%	20.05%
	2005	109	15.25	1,662	1.09%	1.45%	7.29%
Templeton Growth Securities (Pinnacle Plus ™)
	2009	41	12.42	510	3.25%	1.67%	28.92%
	2008	48	9.64	461	2.11%	1.67%	(43.29)%
	2007	58	16.99	988	1.72%	1.67%	0.65%
	2006	66	16.88	1,108	1.38%	1.67%	19.78%
	2005	38	14.10	530	0.62%	1.67%	7.05%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (IQ Advisor Standard ™)
	2009	16		$11.23	$180	3.20%	0.60%	30.32%
	2008	22		8.61	188	1.56%	0.60%	(42.67)%
Van Kampen LIT Comstock (Advantedge ™)
	2009	45		8.40	378	6.78%	1.60%	26.38%
	2008	2		6.64	13	0.00%	1.60%	(33.55)%
Van Kampen LIT Comstock (AnnuiChoice ™)
	2009	25		13.23	333	4.37%	1.00%	27.12%
	2008	41		10.40	422	2.86%	1.00%	(36.45)%
	2007	53		16.37	872	1.77%	1.00%	(3.31)%
	2006	68		16.93	1,153	2.63%	1.00%	14.89%
	2005	72		14.74	1,056	0.83%	1.00%	3.07%
Van Kampen LIT Comstock (AnnuiChoice II ™)
	2009	26		8.41	222	5.05%	1.15%	26.93%
	2008	15		6.63	98	2.01%	1.15%	(36.54)%
	2007	5		10.44	54	1.35%	1.15%	(3.50)%
	2006	—	*	10.82	4	0.00%	1.15%	0.00%
Van Kampen LIT Comstock (GrandMaster flex3 ™)
	2009	18		12.72	235	4.09%	1.55%	26.42%
	2008	22		10.06	225	3.15%	1.55%	(36.80)%
	2007	41		15.92	654	1.90%	1.55%	(3.86)%
	2006	67		16.56	1,116	2.60%	1.55%	14.25%
	2005	63		14.49	918	0.96%	1.55%	2.50%
Van Kampen LIT Comstock (Grandmaster ™)
	2009	10		12.90	125	4.20%	1.35%	26.68%
	2008	11		10.18	110	2.73%	1.35%	(36.67)%
	2007	16		16.08	254	2.07%	1.35%	(3.64)%
	2006	26		16.69	427	2.90%	1.35%	14.48%
	2005	44		14.58	639	1.11%	1.35%	2.71%
Van Kampen LIT Comstock (IQ Annuity ™)
	2009	48		12.81	617	4.25%	1.45%	26.55%
	2008	55		10.12	561	2.79%	1.45%	(36.74)%
	2007	68		16.00	1,096	1.82%	1.45%	(3.78)%
	2006	88		16.63	1,459	2.52%	1.45%	14.37%
	2005	86		14.54	1,252	0.84%	1.45%	2.61%
Van Kampen LIT Comstock (Pinnacle Plus ™)
	2009	16		11.65	192	4.27%	1.67%	26.26%
	2008	16		9.23	152	2.92%	1.67%	(36.88)%
	2007	21		14.62	309	1.73%	1.67%	(3.94)%
	2006	22		15.22	330	2.54%	1.67%	14.11%
	2005	21		13.34	284	0.74%	1.67%	2.38%
Van Kampen LIT Comstock (IQ Advisor Standard ™)
	2009	4		10.84	44	6.09%	0.60%	27.64%
	2008	2		8.50	14	0.00%	0.60%	(36.19)%
Van Kampen LIT Capital Growth (AdvantEdge ™)
	2009	2		9.13	16	0.00%	1.60%	63.03%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Capital Growth (AnnuiChoice ™)
	2009	7		$13.07	$97	0.00%	1.00%	63.99%
	2008	1		7.97	4	0.12%	1.00%	(49.63)%
	2007	8		15.82	130	0.00%	1.00%	15.46%
	2006	3		13.70	34	0.00%	1.00%	1.60%
	2005	4		13.48	57	0.01%	1.00%	6.57%
Van Kampen LIT Capital Growth (AnnuiChoice II ™)
	2009	5		10.24	54	0.00%	1.15%	63.74%
	2008	1		6.25	9	0.18%	1.15%	(49.70)%
	2007	1		12.43	9	0.00%	1.15%	15.32%
	2006	1		10.78	7	0.00%	1.15%	0.00%
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)
	2009	3		12.57	43	0.00%	1.55%	63.08%
	2008	—	*	7.71	2	0.28%	1.55%	(49.91)%
	2007	6		15.39	96	0.00%	1.55%	14.82%
	2006	7		13.40	92	0.00%	1.55%	1.04%
	2005	6		13.26	80	0.01%	1.55%	5.98%
Van Kampen LIT Capital Growth (Grandmaster ™)
	2009	1		12.75	8	0.00%	1.35%	63.41%
	2008	1		7.80	5	0.19%	1.35%	(49.80)%
	2007	1		15.54	11	0.00%	1.35%	15.04%
	2006	2		13.51	20	0.00%	1.35%	1.24%
	2005	4		13.34	49	0.02%	1.35%	6.19%
Van Kampen LIT Capital Growth (IQ Annuity ™)
	2009	21		12.66	267	0.00%	1.45%	63.24%
	2008	12		7.75	90	0.04%	1.45%	(49.86)%
	2007	4		15.46	69	0.00%	1.45%	14.97%
	2006	—	*	13.45	4	0.00%	1.45%	1.14%
	2005	1		13.30	11	0.01%	1.45%	6.08%
Van Kampen LIT Capital Growth (Pinnacle Plus ™)
	2009	8		11.10	89	0.00%	1.67%	62.88%
	2008	5		6.81	32	0.16%	1.67%	(49.97)%
	2007	2		13.62	28	0.00%	1.67%	14.72%
	2006	1		11.87	17	0.00%	1.67%	0.92%
	2005	1		11.77	9	0.01%	1.67%	5.85%
Van Kampen LIT Capital Growth (IQ Advisor Standard ™)
	2009	6		10.93	65	0.00%	0.60%	64.65%
Van Kampen UIF Emerging Markets Debt (AdvantEdge ™)
	2009	2		10.76	20	0.00%	1.60%	28.06%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2009	21		11.06	230	7.47%	1.00%	28.81%
	2008	19		8.58	160	9.00%	1.00%	(15.83)%
	2007	13		10.20	129	4.05%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2009	37		11.01	404	9.62%	1.15%	28.62%
	2008	11		8.56	97	10.70%	1.15%	(15.96)%
	2007	5		10.19	50	1.74%	1.15%	1.89%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2009	31		$18.47	$572	9.75%	1.35%	28.36%
	2008	11		14.39	165	9.47%	1.35%	(16.13)%
	2007	19		17.16	324	6.45%	1.35%	4.93%
	2006	17		16.35	279	8.22%	1.35%	9.31%
	2005	22		14.95	331	9.60%	1.35%	10.63%
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)
	2009	376		10.89	4,097	10.81%	1.55%	28.10%
	2008	40		8.50	338	9.65%	1.55%	(16.30)%
	2007	54		10.16	554	6.54%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)
	2009	29		18.34	530	9.11%	1.45%	28.23%
	2008	22		14.30	311	9.84%	1.45%	(16.22)%
	2007	25		17.07	426	8.04%	1.45%	4.85%
	2006	6		16.28	104	7.69%	1.45%	9.20%
	2005	15		14.91	228	10.37%	1.45%	10.52%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2009	16		15.92	256	8.04%	1.67%	27.94%
	2008	18		12.44	225	10.21%	1.67%	(16.40)%
	2007	15		14.88	222	6.65%	1.67%	4.60%
	2006	10		14.23	135	10.03%	1.67%	8.96%
	2005	7		13.06	90	5.83%	1.67%	10.27%
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)
	2009	1		15.10	9	7.82%	0.60%	29.33%
	2008	1		11.67	8	1.16%	0.60%	(15.49)%
	2007	1		13.81	20	13.06%	0.60%	38.11%
Van Kampen UIF Emerging Markets Equity (Advantedge ™)
	2009	17		7.81	129	0.00%	1.60%	67.44%
	2008	5		4.66	24	7.75%	1.60%	(53.38)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2009	23		31.71	729	0.00%	1.00%	68.42%
	2008	21		18.83	393	7.49%	1.00%	(57.18)%
	2007	42		43.96	1,841	0.80%	1.00%	39.04%
	2006	31		31.62	982	0.71%	1.00%	35.80%
	2005	40		23.28	920	0.35%	1.00%	32.43%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2009	18		11.97	217	0.00%	1.15%	68.16%
	2008	13		7.12	95	9.27%	1.15%	(57.24)%
	2007	2		16.65	41	0.80%	1.15%	38.83%
	2006	—	*	11.99	5	0.00%	1.15%	0.00%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2009	21		30.50	653	0.00%	1.55%	67.48%
	2008	32		18.21	587	7.48%	1.55%	(57.42)%
	2007	32		42.76	1,355	0.87%	1.55%	38.30%
	2006	30		30.92	942	0.62%	1.55%	35.05%
	2005	41		22.90	946	0.12%	1.55%	31.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2009	12		$30.93	$377	0.00%	1.35%	67.82%
	2008	16		18.43	286	8.14%	1.35%	(57.33)%
	2007	14		43.19	611	0.91%	1.35%	38.53%
	2006	13		31.18	403	0.69%	1.35%	35.32%
	2005	11		23.04	247	0.34%	1.35%	31.97%

Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2009	25		30.71	755	0.00%	1.45%	67.65%
	2008	21		18.32	383	6.39%	1.45%	(57.37)%
	2007	67		42.98	2,863	0.69%	1.45%	38.41%
	2006	35		31.05	1,094	1.10%	1.45%	35.19%
	2005	46		22.97	1,057	0.50%	1.45%	31.83%

Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2009	17		26.56	465	0.00%	1.67%	67.28%
	2008	16		15.88	260	8.25%	1.67%	(57.47)%
	2007	19		37.33	724	0.86%	1.67%	38.12%
	2006	12		27.03	326	0.73%	1.67%	34.89%
	2005	6		20.04	113	0.32%	1.67%	31.54%

Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)
	2009	7		22.02	150	0.00%	0.60%	69.10%
	2008	—	*	13.02	2	2.34%	0.60%	(57.00)%
	2007	4		30.28	131	0.40%	0.60%	39.62%
	2006	1		21.69	20	0.00%	0.60%	36.35%

Van Kampen UIF U.S. Mid Cap Value (AdvantEdge ™)
	2009	6		8.35	50	1.26%	1.60%	36.97%

Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)
	2009	14		8.40	116	0.65%	1.15%	37.56%
	2008	2		6.11	15	37.86%	1.15%	(38.92)%

Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)
	2009	4		8.37	37	1.17%	1.35%	37.28%
	2008	1		6.10	5	0.00%	1.35%	(39.01)%
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)
	2009	5		8.36	38	0.60%	1.45%	37.14%
	2008	6		6.10	39	6.37%	1.45%	(39.05)%
Van Kampen UIF U.S. Real Estate (Advantedge ™)
	2009	3		7.78	26	1.59%	1.60%	26.47%
	2008	1		6.15	3	0.00%	1.60%	(38.46)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2009	63		6.02	382	3.03%	1.00%	27.21%
	2008	63		4.73	296	9.91%	1.00%	(38.68)%
	2007	55		7.72	421	2.09%	1.00%	(22.80)%
Van Kampen UIF U.S Real Estate (AnnuiChoice II ™)
	2009	33		6.00	195	2.82%	1.15%	27.02%
	2008	35		4.72	165	11.68%	1.15%	(38.77)%
	2007	8		7.71	59	2.72%	1.15%	(22.88)%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)
	2009	21		14.99	318	2.80%	1.67%	26.35%
	2008	21		11.86	255	8.97%	1.67%	(39.09)%
	2007	31		19.48	603	2.04%	1.67%	(18.67)%
	2006	30		23.95	723	1.23%	1.67%	35.38%
	2005	23		17.69	413	1.27%	1.67%	14.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2009	10		$17.53	$177	2.69%	1.35%	26.76%
	2008	16		13.83	228	8.81%	1.35%	(38.90)%
	2007	25		22.63	568	2.04%	1.35%	(18.38)%
	2006	39		27.73	1,095	1.28%	1.35%	35.82%
	2005	45		20.42	915	1.34%	1.35%	15.18%
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)
	2009	24		5.93	145	2.22%	1.55%	26.50%
	2008	60		4.69	279	9.34%	1.55%	(39.02)%
	2007	64		7.69	494	2.20%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)
	2009	16		17.41	284	2.85%	1.45%	26.63%
	2008	21		13.75	290	14.35%	1.45%	(38.96)%
	2007	21		22.52	482	2.30%	1.45%	(18.47)%
	2006	30		27.62	837	1.25%	1.45%	35.68%
	2005	30		20.36	610	1.43%	1.45%	15.06%
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)
	2009	16		13.79	220	2.86%	0.60%	27.72%
	2008	16		10.79	169	11.21%	0.60%	(38.43)%
	2007	18		17.53	323	1.94%	0.60%	(17.77)%
	2006	8		21.32	176	0.74%	0.60%	36.84%
	2005	3		15.58	44	1.41%	0.60%	16.05%
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)
	2009	33		12.17	404	1.61%	1.00%	25.01%
	2008	45		9.74	435	2.63%	1.00%	(34.99)%
	2007	51		14.98	770	1.10%	1.00%	(3.13)%
	2006	61		15.46	943	0.55%	1.00%	16.02%
	2005	54		13.33	714	0.66%	1.00%	2.96%
DWS Small Cap Index (AnnuiChoice II ™)
	2009	10		8.54	84	1.02%	1.15%	24.82%
	2008	3		6.84	22	2.87%	1.15%	(35.08)%
	2007	2		10.54	26	1.06%	1.15%	(3.26)%
	2006	—	*	10.90	4	0.00%	1.15%	0.00%
DWS Small Cap Index (Grandmaster ™)
	2009	8		10.69	88	1.60%	1.35%	24.57%
	2008	11		8.58	91	2.65%	1.35%	(35.22)%
	2007	11		13.25	144	1.07%	1.35%	(3.52)%
	2006	7		13.73	101	0.14%	1.35%	15.61%
	2005	8		11.87	98	0.17%	1.35%	2.59%
DWS Small Cap Index (GrandMaster flex3 ™)
	2009	12		11.58	137	1.55%	1.55%	24.31%
	2008	16		9.31	145	2.36%	1.55%	(35.35)%
	2007	12		14.40	174	1.31%	1.55%	(3.66)%
	2006	22		14.95	335	0.54%	1.55%	15.38%
	2005	24		12.96	309	0.64%	1.55%	2.39%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)		Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (IQ3 ™)
	2009	36		$11.66	$421		1.83%	1.45%	24.44%
	2008	37		9.37	346		2.58%	1.45%	(35.28)%
	2007	37		14.48	534		0.99%	1.45%	(3.56)%
	2006	43		15.01	646		0.56%	1.45%	15.50%
	2005	52		13.00	681		0.78%	1.45%	2.49%
DWS Small Cap Index (Pinnacle Plus ™)
	2009	9		12.13	114		1.43%	1.67%	24.16%
	2008	8		9.77	82		2.48%	1.67%	(35.43)%
	2007	12		15.13	188		1.00%	1.67%	(3.79)%
	2006	11		15.73	168		0.53%	1.67%	15.24%
	2005	13		13.65	181		0.64%	1.67%	2.26%
DWS Small Cap Index (IQ Advisor Standard ™)
	2009	1		10.65	16		1.56%	0.60%	25.51%
	2008	2		8.48	13		0.00%	0.60%	(34.72)%
Columbia VIT Mid Cap Value (AdvantEdge ™)
	2009	1		12.93	11		0.00%	1.60%	29.33%
Columbia VIT Mid Cap Value (AnnuiChoice ™)
	2009	1		12.99	8		0.00%	1.00%	29.86%
Columbia VIT Mid Cap Value (AnnuiChoice II ™)
	2009	1		12.97	7		0.00%	1.15%	29.72%
Columbia VIT Mid Cap Value (Grandmaster flex3 ™)
	2009	—	*	12.94	1		2.16%	1.55%	29.37%
Columbia VIT Small Cap Value (AdvantEdge ™)
	2009	1		12.50	6		0.00%	1.60%	24.97%
Columbia VIT Small Cap Value (AnnuiChoice ™)
	2009	5		12.55	62		0.00%	1.00%	25.48%
Columbia VIT Small Cap Value (AnnuiChoice II ™)
	2009	2		12.53	28		0.00%	1.15%	25.35%
Columbia VIT Small Cap Value (Grandmaster flex3 ™)
	2009	2		12.50	26		0.15%	1.55%	25.01%
Columbia VIT Small Cap Value (Grandmaster ™)
	2009	—	*	12.52	—	*	0.00%	1.35%	25.18%

Advisor Class:
Pimco VIT All Asset (AdvantEdge ™)
	2009	3		9.90	29		23.40%	1.60%	19.51%
Pimco VIT All Asset (AnnuiChoice ™)
	2009	5		9.92	50		6.39%	1.00%	20.21%
	2008	8		8.25	63		10.07%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II ™)
	2009	9		9.98	94		7.23%	1.15%	20.03%
	2008	8		8.31	67		8.88%	1.15%	(16.88)%
Pimco VIT All Asset (Grandmaster ™)
	2009	11		9.86	112		9.99%	1.35%	19.79%
	2008	1		8.23	12		8.20%	1.35%	(17.70)%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2009	13		9.83	128		6.93%	1.55%	19.55%
	2008	7		8.22	54		10.02%	1.55%	(17.81)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Advisor Class (continued):
Pimco VIT All Asset (IQ Annuity ™)
	2009	10	$9.84	$94	8.18%	1.45%	19.67%
	2008	2	8.22	16	8.98%	1.45%	(17.75)%
Pimco VIT Commodity Real Return Strategy (Advantedge ™)
	2009	12	6.68	77	17.46%	1.60%	39.38%
	2008	1	4.79	6	6.68%	1.60%	(52.08)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2009	29	6.69	194	12.69%	1.00%	40.20%
	2008	22	4.77	106	7.31%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2009	33	6.73	220	13.08%	1.15%	39.99%
	2008	23	4.81	111	9.14%	1.15%	(51.93)%
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2009	13	6.65	86	17.38%	1.35%	39.71%
	2008	2	4.76	9	6.98%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2009	42	6.63	281	14.08%	1.55%	39.42%
	2008	15	4.76	72	11.25%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2009	180	6.64	1,196	33.95%	1.45%	39.56%
	2008	14	4.76	68	4.46%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2009	20	6.62	131	17.74%	1.67%	39.25%
	2008	3	4.75	15	6.69%	1.67%	(52.48)%
Pimco VIT Low Duration (AnnuiChoice ™)
	2009	25	10.90	276	7.51%	1.00%	12.08%
	2008	3	9.72	28	6.66%	1.00%	(2.78)%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2009	55	10.84	597	10.55%	1.15%	11.91%
	2008	1	9.68	14	6.77%	1.15%	(3.16)%
Pimco VIT Low Duration (GrandMaster ™)
	2009	24	10.83	265	7.82%	1.35%	11.68%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2009	15	10.80	164	7.50%	1.55%	11.46%
	2008	7	9.69	71	5.69%	1.55%	(3.14)%
Pimco VIT Low Duration (IQ Annuity ™)
	2009	31	10.81	337	6.73%	1.45%	11.57%
	2008	17	9.69	169	4.58%	1.45%	(3.08)%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2009	6	10.77	66	6.22%	1.67%	11.32%
	2008	4	9.68	42	7.74%	1.67%	(3.22)%
Pimco VIT Real Return (Advantedge ™)
	2009	2	10.36	16	6.56%	1.60%	16.38%
	2008	2	8.90	14	3.58%	1.60%	(11.00)%
Pimco VIT Real Return (AnnuiChoice ™)
	2009	50	10.47	525	8.65%	1.00%	17.06%
	2008	13	8.94	116	3.52%	1.00%	(10.56)%
Pimco VIT Real Return (AnnuiChoice II ™)
	2009	25	10.44	257	8.96%	1.15%	16.88%
	2008	10	8.93	92	3.55%	1.15%	(10.72)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Advisor Class (continued):
Pimco VIT Real Return (IQ Annuity ™)
	2009	23		$10.39	$240	5.03%	1.45%	16.53%
	2008	71		8.92	632	3.45%	1.45%	(10.83)%
Pimco VIT Real Return (Grandmaster ™)
	2009	25		10.41	257	7.07%	1.35%	16.65%
	2008	17		8.92	153	3.70%	1.35%	(10.77)%
Pimco VIT Real Return (GrandMaster flex3 ™)
	2009	10		10.37	108	6.68%	1.55%	16.41%
	2008	19		8.91	168	3.58%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2009	9		10.35	90	6.13%	1.67%	16.27%
	2008	11		8.90	96	3.63%	1.67%	(10.97)%
Pimco VIT Total Return (Advantedge ™)
	2009	52		11.37	588	7.18%	1.60%	12.13%
	2008	15		10.14	155	5.79%	1.60%	1.39%
Pimco VIT Total Return (AnnuiChoice ™)
	2009	126		11.32	1,421	6.70%	1.00%	12.79%
	2008	108		10.04	1,080	8.64%	1.00%	0.36%
Pimco VIT Total Return (AnnuiChoice II ™)
	2009	104		11.45	1,192	7.18%	1.15%	12.62%
	2008	17		10.17	173	7.37%	1.15%	1.70%
Pimco VIT Total Return (IQ Annuity ™)
	2009	113		11.23	1,270	6.85%	1.45%	12.27%
	2008	84		10.01	837	6.48%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster ™)
	2009	180		11.25	2,031	6.63%	1.35%	12.39%
	2008	26		10.01	261	5.30%	1.35%	0.12%
Pimco VIT Total Return (GrandMaster flex3 ™)
	2009	235		11.21	2,638	6.86%	1.55%	12.16%
	2008	71		10.00	710	8.13%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus ™)
	2009	42		11.19	466	6.60%	1.67%	12.02%
	2008	47		9.99	469	9.36%	1.67%	(0.10)%
Investor Class:
Rydex VT Multi Hedge Strategies (Advantedge ™)
	2009	1		7.99	12	1.21%	1.60%	(4.81)%
	2008	1		8.39	10	0.70%	1.60%	(16.09)%
Rydex VT Multi Hedge Strategies (AnnuiChoice ™)
	2009	7		7.96	56	1.01%	1.00%	(4.25)%
	2008	8		8.31	69	1.16%	1.00%	(16.90)%
Rydex VT Multi Hedge Strategies (AnnuiChoice II ™)
	2009	8		8.05	66	1.28%	1.15%	(4.40)%
	2008	4		8.42	36	1.83%	1.15%	(15.82)%
Rydex VT Multi Hedge Strategies (Grandmaster ™)
	2009	3		7.91	24	0.59%	1.35%	(4.59)%
	2008	—	*	8.29	1	2.41%	1.35%	(17.09)%
Rydex VT Multi Hedge Strategies (Grandmaster flex3 ™)
	2009	1		7.88	11	1.86%	1.55%	(4.78)%
Rydex VT Multi Hedge Strategies (IQ Annuity ™)
	2009	8		7.90	60	1.26%	1.45%	(4.69)%
	2008	6		8.28	52	0.13%	1.45%	(17.15)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Division	Year	Units (000s)		Unit Value	Net Assets (000s)		Investment Income Ratio (1)	Expense Ratio (1)	Total Return (2)
Investor Class (continued):
Rydex VT Multi Hedge Strategies (Pinnacle Plus ™)
	2009	1		$7.87	$9		1.89%	1.67%	(4.90)%
Rydex VT Alternative Strategies Allocation (AdvantEdge ™)
	2009	1		9.83	11		0.00%	1.55%	(0.71)%
Rydex VT Alternative Strategies Allocation (AdvantEdge ™)
	2009	13		9.82	130		0.00%	1.60%	(0.74)%
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™)
	2009	9		9.87	92		0.00%	1.15%	(0.31)%
Rydex VT Alternative Strategies Allocation (Grandmaster flex3 ™)
	2009	2		9.85	21		0.00%	1.35%	(0.51)%
Rydex VT Alternative Strategies Allocation (IQ Annuity ™)
	2009	—		9.84	1		0.00%	1.45%	(0.61)%
Rydex VT All-Cap Opportunity (Advantedge ™)
	2009	3		8.32	24		0.19%	1.60%	25.29%
	2008	—	*	6.64	2		0.55%	1.60%	(33.57)%
Rydex VT All-Cap Opportunity (AnnuiChoice ™)
	2009	5		8.17	38		0.09%	1.00%	26.02%
	2008	13		6.48	83		0.45%	1.00%	(35.17)%
Rydex VT All-Cap Opportunity (AnnuiChoice II ™)
	2009	3		8.38	22		0.14%	1.15%	25.83%
	2008	—	*	6.66	2		0.81%	1.15%	(33.37)%
Rydex VT All-Cap Opportunity (IQ Annuity ™)
	2009	7		8.11	59		0.10%	1.45%	25.45%
	2008	6		6.46	41		0.48%	1.45%	(35.37)%
Rydes VT All-Cap Opportunity (Grandmaster ™)
	2009	—	*	8.12	4		0.11%	1.35%	25.58%
Rydex VT All-Cap Opportunity (GrandMaster flex3 ™)
	2009	1		8.09	11		0.08%	1.55%	25.32%
	2008	2		6.46	11		0.31%	1.55%	(35.41)%
Rydex VT All-Cap Opportunity (Pinnacle Plus ™)
	2009	2		8.08	12		0.07%	1.67%	25.17%
	2008	2		6.45	10		0.36%	1.67%	(35.47)%
Rydex VT Managed Futures Strategies (AdvantEdge ™)
	2009	6		8.98	58		0.00%	1.60%	(5.53)%
Rydex VT Managed Futures Strategies (AnnuiChoice ™)
	2009	—	*	9.04	—	*	0.00%	1.00%	(4.97)%
Rydex VT Managed Futures Strategies (AnnuiChoice II ™)
	2009	6		9.02	52		0.00%	1.15%	(5.12)%
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™)
	2009	2		9.00	14		0.00%	1.35%	(5.31)%
Rydex VT Managed Futures Strategy (IQ Annuity ™)
	2009	7		8.99	66		0.00%	1.45%	(5.41)%
	2008	3		9.51	25		0.00%	1.45%	(4.92)%
Rydex VT Managed Futures Strategy (Pinnacle Plus ™)
	2009	1		8.97	12		0.00%	1.67%	(5.62)%
	2008	2		9.51	22		0.00%	1.67%	(4.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets and for the statutory reserve valuation for variable annuity reserves related to product guarantees.  In 2008, the Company changed its methods of accounting for deferred tax assets and for the separate account assets and liabilities related to its market value adjusted annuity products.  Further, in 2008 and 2007, the Company changed the valuation bases of its statutory reserves for certain annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 23, 2010

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2009	2008
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$2,123,976	$1,741,443
Preferred and common stocks	129,682	109,637
Investment in common stock of subsidiary	225,590	184,548
Mortgage loans	61,409	62,794
Policy loans	116,674	117,015
Cash, cash equivalents and short-term investments	126,648	112,542
Receivable for securities	7,185	2,301
Other invested assets	54,073	113,423
Total cash and invested assets	2,845,237	2,443,703

Investment income due and accrued	27,898	24,680
Current federal income taxes recoverable from parent	—	22,906
Net deferred income tax asset	28,754	29,485
Receivables from parent, subsidiaries and affiliates	410	6,835
Amounts receivable on reinsurance contracts	23,762	27,750
Other admitted assets	1,838	1,936
Separate account assets	2,486,133	2,331,204
Total admitted assets	$5,414,032	$4,888,499

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,980,804	$1,723,034
Liability for deposit-type contracts	295,138	257,551
Policy and contract claims	169	230
Deposits on policies to be issued	6,459	9,584
Total policy and contract liabilities	2,282,570	1,990,399

General expense due and accrued	756	700
Current federal income taxes payable to parent	4,971	—
Transfer to separate accounts due and accrued, net	26,875	61,802
Asset valuation reserve	12,557	7,677
Interest maintenance reserve	517	—
Amounts payable on reinsurance contracts	35,879	37,480
Other liabilities	62,246	46,693
Borrowed money and interest	—	37,122
Separate account liabilities	2,486,133	2,331,204
Total liabilities	4,912,504	4,513,077

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	507,967
Accumulated deficit	(114,636)	(135,545)
Total capital and surplus	501,528	375,422
Total liabilities and capital and surplus	$5,414,032	$4,888,499

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$554,046	$691,139	$500,769
Net investment income	135,468	123,912	103,599
Considerations for supplementary contracts with life contingencies	1,976	1,512	2,628
Amortization of the interest maintenance reserve	(1,877)	(2,428)	(2,123)
Reserve adjustments on reinsurance ceded	(109,597)	(87,659)	(207,171)
Fees from management of separate account	7,402	10,198	13,216
Other revenues	4,677	5,083	4,896
Total premiums and other revenues	592,095	741,757	415,814

Benefits paid or provided:
Death benefits	7,544	7,923	5,419
Annuity benefits	68,996	68,780	54,807
Surrender benefits	285,532	280,131	344,824
Payments on supplementary contracts	2,105	2,086	1,974
Other benefits	18,010	8,667	15,812
Increase (decrease) in policy reserves and other policyholders’ funds	253,795	269,091	114,539
Total benefits paid or provided	635,982	636,678	537,375

Insurance expenses and other deductions:
Commissions	29,014	35,580	27,492
Commissions and expenses on reinsurance assumed	134	126	136
General expenses	19,929	22,009	21,716
Net transfers to (from) separate account	(88,885)	68,834	(181,352)
Other deductions	917	2,869	4,559
Total insurance expenses and other deductions	(38,891)	129,418	(127,449)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	(4,996)	(24,339)	5,888
Federal income tax expense (benefit), excluding tax on capital gains	(1,698)	(12,681)	(3,626)
Gain (loss) from operations before net realized capital gains (losses)	(3,298)	(11,658)	9,514
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(9,099)	(15,752)	20,992

Net income (loss)	$(12,397)	$(27,410)	$30,506

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2009, 2008 and 2007

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2007	$3,000	$405,795	$(70,422)	$338,373

Net income (loss)	—	—	30,506	30,506
Change in net deferred income tax	—	—	(22,733)	(22,733)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($7,802))	—	—	(1,438)	(1,438)
Net change in nonadmitted assets and related items	—	—	14,161	14,161
Change in asset valuation reserve	—	—	(4,182)	(4,182)
Change in reserve on account of change in valuation basis	—	—	5,135	5,135
Change in surplus in separate accounts	—	—	(4,481)	(4,481)
Balance, December 31, 2007	3,000	405,795	(53,454)	355,341

Net income (loss)	—	—	(27,410)	(27,410)
Change in net deferred income tax	—	—	(7,369)	(7,369)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($16,155))	—	—	(81,802)	(81,802)
Net change in nonadmitted assets and related items	—	—	(12,497)	(12,497)
Change in asset valuation reserve	—	—	42,664	42,664
Change in deferred tax asset from permitted accounting practice	—	—	10,254	10,254
Changes in reserves on account of changes in valuation bases	—	—	8,391	8,391
Change in surplus in separate accounts	—	—	(14,322)	(14,322)
Capital contribution	—	102,172	—	102,172
Balance, December 31, 2008	3,000	507,967	(135,545)	375,422

Net income (loss)	—	—	(12,397)	(12,397)
Change in net deferred income tax	—	—	(690)	(690)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($4,152))	—	—	21,646	21,646
Net change in nonadmitted assets and related items	—	—	11,627	11,627
Change in asset valuation reserve	—	—	(4,880)	(4,880)
Change in deferred tax asset from permitted accounting practice	—	—	(10,254)	(10,254)
Change in surplus from additional deferred tax asset (SSAP 10R)	—	—	7,314	7,314
Changes in reserves on account of changes in valuation basis	—	—	(866)	(866)
Cumulative effects of changes in accounting principle	—	—	8,522	8,522
Change in surplus in separate accounts	—	—	887	887
Capital contribution	—	105,197	—	105,197
Balance, December 31, 2009	$3,000	$613,164	$(114,636)	$501,528

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$523,177	$766,403	$548,875
Net investment income received	126,905	115,871	101,165
Benefits paid	(453,504)	(694,304)	(643,952)
Net transfers from (to) separate accounts	58,510	(10,252)	152,533
Commissions and expense paid	(49,569)	(60,787)	(52,669)
Federal income taxes recovered (paid)	23,862	16,520	11,771
Other, net	12,079	15,281	18,111
Net cash from (for) operations	241,460	148,732	135,834

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	420,632	1,046,815	1,146,872
Preferred and common stocks	36,478	68,225	128,003
Mortgage loans	1,974	781	836
Other invested assets	59,794	4,331	19,391
Miscellaneous proceeds	—	2,475	673
Net proceeds from investments sold, matured or repaid	518,878	1,122,627	1,295,775

Cost of investments acquired:
Debt securities	(726,639)	(1,353,809)	(1,284,285)
Preferred and common stocks	(28,216)	(108,953)	(61,071)
Mortgage loans	(982)	(919)	(20,279)
Other invested assets	(6,927)	(12,176)	(43,650)
Miscellaneous applications	(819)	—	(2)
Total cost of investments acquired	(763,583)	(1,475,857)	(1,409,287)

Net change in policy and other loans	340	(1,279)	714
Net cash from (for) investments	(244,365)	(354,509)	(112,798)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	8,000	40,000	—
Borrowed money	(37,122)	(10,726)	(7,122)
Net deposits on deposit-type contract funds and other insurance liabilities	36,847	215,982	62
Other cash provided (applied)	9,286	(3,473)	(12,503)
Net cash from (for) financing and miscellaneous sources	17,011	241,783	(19,563)

Net change in cash, cash equivalents and short-term investments	14,106	36,006	3,473
Cash, cash equivalents and short-term investments:
Beginning of year	112,542	76,536	73,063
End of year	$126,648	$112,542	$76,536

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stock	$105,197	$18,528	$—
Capital contribution from parent in the form of debt securities and accrued interest	—	35,644	—

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2009

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of Ohio and currently licensed in 45 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2009, approximately 36% of the gross premiums and annuity considerations for the Company were derived from Pennsylvania, Florida, New Jersey, and California.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in 8 states and the District of Columbia and distributes similar products, principally in the state of New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.   The Department has the right to permit other specific practices that deviate from NAIC SAP.  Effective for the year ended December 31, 2008, the Company has received written approval from the Department to deviate from NAIC SAP by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying SSAP 10, Income Taxes (SSAP 10), deferred tax asset admittance test, as described in Department Bulletin 2009-04.   At December 31, 2008, the statutory surplus of the Company using the permitted practice was $10.3 million greater than it would have been if NAIC SAP had been followed with respect to determining admitted deferred tax assets.  At December 31, 2009, the permitted practice for the deferred tax admittance test was no longer in effect.  Therefore, the Company reversed the $10.3 million increase to surplus as a result of the permitted practice.  At December 31, 2009, there are no differences in the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio.  Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, all debt security other-than-temporary impairments are recorded to the extent the company has the intent to sell the security or it is more likely than not that it will be required to sell the security and the present value of expected future cash flows is below amortized cost.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.  The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves.  Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2009	2008
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$501,528	$375,422
Adjustments to customer deposits	(137,946)	(117,489)
Adjustments to invested asset carrying values	100,558	(200,236)
Asset valuation reserve	12,557	7,677
Value of insurance in force	6,573	95,516
Deferred policy acquisition costs	117,177	201,715
Deferred sales inducements	9,984	16,233
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	49,980	(151,039)
Federal income taxes	20,436	90,246
Western and Southern reinsurance	(114,361)	(126,056)
Other, net	526	(14)
Stockholder’s equity, GAAP basis	$567,012	$191,975

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2009	2008	2007
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$(12,397)	$(27,410)	$30,506
Deferred policy acquisition costs, net of amortization	19,884	15,387	10,894
Deferred sales inducements, net of amortization	1,120	599	1,689
Adjustments to customer deposits	(20,016)	1,126	(4,445)
Adjustments to invested asset carrying values at acquisition date	(10,967)	(2,735)	18,953
Amortization of value of insurance in force	(4,412)	(8,676)	(10,074)
Amortization of interest maintenance reserve	1,877	2,880	2,123
Adjustments for realized investment gains/losses	(61,384)	(19,666)	8,860
Adjustments for federal income tax expense	23,877	10,103	(27,838)
Investment in subsidiary	9,273	(34,980)	9,832
Income from MODCO reinsurance treaty	11,695	(19,887)	(13,328)
Other	—	—	963
Net income (loss), GAAP basis	$(41,450)	$(83,259)	$28,135

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiary is reported at its underlying statutory equity.  The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies (including hedge funds) are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.  Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments.  As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Borrowed Money and Interest

The Company has entered into dollar-roll repurchase agreements.  The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  At December 31, 2009, the Company had no dollar-roll repurchase agreements.  At December 31, 2008 the Company’s total admitted assets subject to these agreements were $36.9 million and the collateral held for these transactions was $37.1 million.

Securities Lending

As of December 31, 2009, the Company has loaned $62.9 million and $71.8 million in the general and separate account, respectively, of various US Treasury, corporate bonds, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon.  As of December 31, 2008, the Company had loaned $61.6 million and $69.2 million, in the general and separate account, respectively, of various US Treasury and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with SSAP 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in investment-grade debt securities and cash equivalents with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2009, the collateral for all securities on loan could be requested to be returned on demand by the borrower in both general and separate accounts.  At December 31, 2009, the fair value of the total collateral is $136.7 million, $100.5 million of which is unrestricted and $36.2 million of which is restricted.  At December 31, 2008, the fair value of the total collateral was $134.0 million, $85.5 million of which was unrestricted and $48.5 million of which was restricted.  There is no difference in the policy and procedures for the separate account.  In addition, the separate account collateral is held in the general account with the corresponding payable and receivable between the general and separate accounts.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for non-guaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.  Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $14.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and a decrease to surplus of $4.8 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R  requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amounts of $5.6 million and $2.9 million through cumulative effect of changes in accounting principle on the statements of changes in capital and surplus, which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively.  The cumulative effect adjustment is net of federal income taxes of $3.0 million for the general account and $1.6 million for the separate account.  SSAP 43R resulted in an increase in bonds of $8.5 million, an increase in separate account assets of  $4.6 million and a decrease in deferred tax assets of $4.6 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $7.3 million at December 31, 2009.  SSAP 10R is effective for 2009 and 2010 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

During 2009, the NAIC held discussions regarding the appropriate classification of hybrid securities (primarily preferred securities with characteristics of both debt and equity) on an insurer’s balance sheet.  These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations.  As a result of these discussions, the NAIC required that various securities be reclassified from preferred stocks to debt securities in the balance sheet.  During 2009, the Company reclassified 27 securities held at December 31, 2008, with a book adjusted carry value of $69.8 million and a fair value of $50.2 million.  Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM.  SSAP No. 51 — Life Contracts (SSAP 51) requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded a decrease of $0.9 million directly to surplus as a result of the change in valuation basis through the change in reserve on account of valuation basis on the statements of changes in capital and surplus.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

In 2008, the Company changed the statutory valuation rate for single premium immediate annuity contracts.  SSAP 51 requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded an increase of $13.1 million directly to surplus as a result of the change in valuation bases through the changes in reserves on account of changes in valuation bases line on the statements of changes in capital and surplus.

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP 51 requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  SSAP 56, Separate Accounts, requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $5.1 million increase directly to surplus as a result of the change in valuation bases through the changes in reserves on account of changes in valuation bases line on the statements of changes in capital and surplus.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2009 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 23, 2010.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$25,387	$218	$(82)	$25,523
Debt securities issued by states of the U.S. and political subdivisions of the states	56,555	486	(724)	56,317
Corporate securities	1,526,233	80,828	(37,614)	1,569,447
Commercial mortgage-backed securities	172,603	4,570	(1,405)	175,768
Residential mortgage-backed securities	343,198	11,438	(56,891)	297,745
Asset-backed securities	—	—	—	—
Total	$2,123,976	$97,540	$(96,716)	$2,124,800

The Company holds investments in hybrid securities that are classified in the corporate securities line above.  The book/adjusted carry value and fair value of these hybrid securities are $70.7 million and $62.1 million, respectively, at December 31, 2009.  These hybrid securities were classified as preferred stock at December 31, 2008.  See the Accounting Changes section in Note 1 for further discussion.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$5,354	$449	$—	$5,803
Debt securities issued by states of the U.S. and political subdivisions of the states	36,445	486	(1,556)	35,375
Corporate securities	1,212,718	25,240	(127,548)	1,110,410
Commercial mortgage-backed securities	153,828	469	(15,944)	138,353
Residential mortgage-backed securities	328,650	8,076	(48,917)	287,809
Asset-backed securities	4,448	—	(1,525)	2,923
Total	$1,741,443	$34,720	$(195,490)	$1,580,673

At December 31, 2009 and 2008, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $205.4 million and $83.4 million, respectively, with an aggregate fair value of $183.1 million and $72.7 million, respectively.  Such holdings amount to 9.7% and 4.8%, respectively, of the Company’s investments in debt securities and 3.8% and 1.7%, respectively, of the Company’s total admitted assets as December 31, 2009 and 2008.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Unrealized gains and losses on investment in common stocks and unaffiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$115,822	$19,117	$(5,257)	$129,682
Common stock of subsidiary	228,982	—	(3,392)	225,590
	$344,804	$19,117	$(8,649)	$355,272

At December 31, 2008:
Preferred stocks	$76,841	$409	$(20,166)	$57,084

Common stocks, unaffiliated	$22,157	$15,360	$(4,721)	$32,796
Common stock of subsidiary	217,297	—	(32,749)	184,548
	$239,454	$15,360	$(37,470)	$217,344

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(82)	$19,986	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(724)	28,201	—	—
Corporate securities	(2,897)	162,814	(34,717)	295,713
Commercial mortgage-backed securities	(89)	8,426	(1,316)	24,011
Residential mortgage-backed securities	(4,177)	44,263	(52,714)	124,388
Asset-backed securities	—	—	—	—
Total	$(7,969)	$263,690	$(88,747)	$444,112

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(4,727)	$40,422	$(530)	$4,725

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,364)	10,446	(192)	4,808
Corporate securities/asset-backed securities	(80,025)	603,052	(47,523)	168,323
Commercial mortgage-backed securities	(10,586)	102,127	(5,358)	31,476
Residential mortgage-backed securities	(32,472)	144,933	(16,445)	49,644
Asset-backed securities	(3)	506	(1,522)	2,416
Total	$(124,450)	$861,064	$(71,040)	$256,667

Preferred stocks	$(2,224)	$23,231	$(17,942)	$26,895
Common stocks, unaffiliated	$(4,130)	$16,035	$(591)	$2,190

Investments that are impaired at December 31, 2009 and 2008, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 11.9% and 15.7% of the carrying value of these securities at December 31, 2009 and 2008, respectively. At December 31, 2009, there were a total of 372 securities held that are considered temporarily impaired, 188 of which have been impaired for 12 months or longer.  At December 31, 2008, there were a total of 542 securities held that are considered temporarily impaired, 158 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $21.6 million, $31.3 million, and $3.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the three month periods ended December 31, 2009, and September 30, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Description	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value
For the three month period ended December 31, 2009:

05950NBU1	BAFC2006-5 B1	$1,515,025	$657,848	$857,177	$657,848	$1,148,252
32052RAX8	FHASI 2006-3 B1	1,778,166	1,230,137	548,029	1,230,137	1,194,756
52522HAN2	LXS 2006-8 3A5	1,950,652	1,733,739	216,913	1,733,739	1,225,190
75970JAJ5	RAMC 2007-1 AF6	2,257,749	2,180,785	76,964	2,180,785	1,300,725
93934FEQ1	WMALT 2005-9 2A4	686,403	650,808	35,595	650,808	591,413
Total		$8,187,995	$6,453,317	$1,734,678	$6,453,317	$5,460,336

For the three month period ended September 30, 2009:

05950NBU1	BAFC 2006-5 B1	$2,152,505	$1,579,098	$573,407	$1,579,098	$1,156,443
12543PAQ6	CWHL 2006-21 A15	1,778,332	1,617,220	161,112	1,617,220	1,203,068
32052RAX8	FHASI 2006-3 B1	2,595,305	1,797,360	797,945	1,797,360	1,234,325
32056FAG7	FHASI 2007-5 B1	302,352	72,289	230,063	72,289	62,926
40432BBH1	HALO 2007-2 B1	553,261	171,089	382,172	171,089	151,855
52524MAV1	LXS 2007-9 WF3	861,647	758,127	103,520	758,127	317,713
Total		$8,243,402	$5,995,183	$2,248,219	$5,995,183	$4,126,330

The Company had no other-than-temporary impairments on loan-backed securities for the three month periods ended December 31, 2009, and September 30, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2009, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$34,804	$35,499
After one through five	416,602	425,999
After five through ten	571,256	599,236
After ten	585,513	590,553
Mortgage-backed securities/Asset-backed securities	515,801	473,513
Total	$2,123,976	$2,124,800

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2009, 2008 and 2007 were $304.3 million, $186.7 million, and $663.6 million; gross gains of $9.5 million, $2.1 million, and $5.8 million, and gross losses of $1.2 million, $5.0 million, and $3.4 million were realized on those sales, respectively.

Proceeds from the sales of investments in equity securities during 2009, 2008 and 2007 were $32.6 million, $48.8 million, and $82.3 million; gross gains of $12.0 million, $1.4 million, and $2.6 million and gross losses of $3.9 million, $2.6 million, and $4.1 million were realized on those sales in 2009, 2008 and 2007, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

	2009	2008	2007
	(in thousands)
Realized capital gains (losses)	$(278)	$(37,275)	$(1,103)
Less amount transferred to IMR (net of related taxes (benefits) of $1,667 in 2009, ($1,192) in 2008 and $1,827 in 2007)	3,095	(2,214)	3,393
Less federal income tax expense (benefit) on realized capital gains (losses)	5,726	(19,309)	(25,488)
Net realized capital gains (losses)	$(9,099)	$(15,752)	$20,992

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2009	2008	2007
	(in thousands)

Debt securities	$119,807	$99,828	$78,760
Equity securities	717	6,970	9,810
Mortgage loans	5,374	5,396	4,826
Policy loans	9,095	9,096	9,118
Cash, cash equivalents and short-term investments	707	869	2,396
Other invested assets	1,100	2,457	344
Other	620	1,166	130
Gross investment income	137,420	125,782	105,384
Investment expenses	1,952	1,870	1,785
Net investment income	$135,468	$123,912	$103,599

The Company’s investments in mortgage loans principally involve commercial real estate.  At December 31, 2009, 69.7% of such mortgages, or $42.8 million, involved properties located in California and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $21.1 million.  During 2009, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security is exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

At December 31, 2009, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2009, the Company did not reduce interest rates on any outstanding mortgages.

The Company has an investment in a debt security that contains an underlying host instrument and underlying credit derivatives.  The debt security contains risk characteristics similar to a basket of high yield debt securities, which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments.  The investment is included in debt securities on the balance sheet and has a book and fair value of $19.8 million and $21.3 million, respectively, at December 31, 2009.  The debt security is rated B3 by Moody’s and has stated maturity of June 2013.  The maximum loss the Company can incur as of December 31, 2009 is equal to the security’s book value.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include credit default swaps that must be priced using valuation models that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Derivatives

The fair values of credit default swaps have been determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2009:
Assets:
Common stocks, unaffiliated	$129,682	$129,682	$—	$—
Separate account assets*	571,476	571,476	—	—
Total assets	$701,158	$701,158	$—	$—

Liabilities:
Derivatives	$(44)	$—	$—	$(44)

At December 31, 2008:
Assets:
Common stocks, unaffiliated	$32,796	$32,796	$—	$—
Separate accounts assets*	515,264	515,264	—	—
Total assets	$548,060	$548,060	$—	$—

Liabilities:
Derivatives	$(1,438)	$—	$—	$(1,438)

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2009	Net Income	Surplus	and Settlements	In (Out) of Level 3	December 31, 2009	Positions Still Held
	(in thousands)
Liabilities: Derivatives	$(1,438)	$—	$1,394	$—	$—	$(44)	$—

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2008	Net Income	Surplus	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Liabilities: Derivatives	$173	$—	$(1,611)	$—	$—	$(1,438)	$—

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009 and 2008.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2009		December 31, 2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$2,123,976	$2,124,800	$1,741,443	$1,580,673
Preferred stocks	—	—	76,841	57,084
Unaffiliated common stocks	129,682	129,682	32,796	32,796
Mortgage loans	61,409	53,127	62,794	57,446
Cash, cash equivalents and short-term investments	126,648	126,648	112,542	112,542
Separate account assets	2,486,133	2,528,573	2,331,204	2,170,717

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,256,367	$1,378,968	$1,018,037	$1,031,743
Borrowed money and securities lending liability	47,238	47,238	77,728	77,728
Separate account liabilities*	1,896,881	2,096,926	1,839,475	1,854,234

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services, Inc. (IFS), perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2009, the Company paid $11.6 million, $1.6 million and $7.1 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2008, the Company paid $11.9 million, $1.5 million, and $8.3 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2007, the Company paid $12.6 million, $1.4 million, and $5.6 million to Western and Southern, Fort Washington, and IFS, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions (continued)

The Company received a $105.2 million capital contribution from Western and Southern during 2009.  The contribution was in the form of common stock at fair value.  The Company received $102.2 million in capital contributions from Western and Southern during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.6 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution from W&S to be received in the form of cash.  The cash was received on January 20, 2009.  The Company did not receive a capital contribution from Western and Southern during 2007.

During 2009, the Company recorded $11.7 million in capital contributions to National Integrity.  The capital contributions consisted of $6.7 million in cash, which was contributed on March 24, 2009 and $5.0 million which was accrued for on December 31, 2009.  The cash was paid on January 11, 2010. During 2008, the Company recorded $94.2 million in capital contributions to National Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  The Company did not record a capital contribution to National Integrity in 2007.  The Company paid no dividends during 2009, 2008 and 2007.

The Company has entered into a reinsurance agreement with Western and Southern.  See Note 5 for a further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2009	2008	2007
	(in thousands)
Direct premiums	$553,873	$694,878	$502,554
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	159	141	169
Ceded premiums:
Affiliates	594	(3,176)	(727)
Non-affiliates	(580)	(704)	(1,227)
Net premiums	$554,046	$691,139	$500,769

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2009	2008	2007
	(in thousands)
Benefits paid or provided:
Affiliates	$95,186	$108,149	$218,086
Non-affiliates	2,974	3,526	4,812
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	11,571	12,110	11,283

In 2009 and 2008, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2009, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2009, if all reinsurance ceded agreements were cancelled.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(5.0) million and $22.9 million at December 31, 2009 and 2008, respectively.  The tax years of 2009, 2008, 2007 and 2006 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2009, in the event of future net losses is $2.5 million, $0.0 million, and $0.0 million from 2009, 2008, 2007, respectively.

The components of other tax-related carryovers for the Company are as follows:

	Carryover	Expiration Dates
	(in thousands)
General business credit carryover	$338	2010
Foreign tax credit carryover	145	2010
Alternative minimum tax (AMT) credit carryover	2,459	Indefinitely

The change in net deferred income taxes is comprised of the following:

	Ordinary	Capital	Total
	(in thousands)
2009:
Total gross deferred tax assets (DTA)	$52,479	$8,489	$60,968
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	52,479	8,489	60,968
Nonadmitted adjusted gross DTA	13,494	—	13,494
Admitted adjusted DTA	$38,985	$8,489	$47,474

Admitted gross DTA (SSAP 10R, para. 10 a.)	$—	$2,539	$2,539
Admitted gross DTA (SSAP 10R, para. 10 b.i.)	12,951	5,950	18,901
Admitted gross DTA (SSAP 10R, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 c.)	18,720	—	18,720
Admitted gross DTA (SSAP 10R, para. 10 e.i.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.ii.a.)	7,314	—	7,314
Admitted gross DTA (SSAP 10R, para. 10 e.ii.b.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.iii.)	—	—	—
Total admitted gross DTA	38,985	8,489	47,474
Total gross deferred tax liabilities	21	18,699	18,720
Net admitted deferred tax asset (liability)	$38,964	$(10,210)	$28,754

(Increase) decrease in DTA nonadmitted before application of SSAP 10R, para. 10 e.	$3,336	$—	$3,336
Increase (decrease) in DTA admitted from use of SSAP 10R, para. 10 e.	7,314	—	7,314

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit deferred tax assets pursuant to SSAP No. 10R.  Such election was not available in 2008.  See Note 1 related to the 2008 permitted practice related to deferred tax assets.

The following table provides the Company’s assets, capital and surplus, and RBC information with the deferred tax assets calculated under SSAP No. 10R paragraphs 10 a. to c. and the additional deferred tax assets determined under SSAP No. 10R paragraph 10 e. as of December 31, 2009:

	SSAP 10R	SSAP 10R
	Para. 10 a-c.	Para. 10 e.	Difference
	(in thousands)
Admitted DTA	$21,440	$28,754	$7,314
Admitted assets	5,406,718	5,414,032	7,314
Statutory surplus	494,214	501,528	7,314
Total adjusted capital	512,673	519,987	7,314
RBC authorized control level	76,140	76,323	183

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	Ordinary	Capital	Total
	(in thousands)
2008:
Total gross DTA	$47,556	$7,270	$54,826
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	47,556	7,270	54,826
Nonadmitted adjusted gross DTA	13,890	—	13,890
Admitted adjusted DTA	$33,666	$7,270	$40,936

Admitted gross DTA (SSAP 10, para. 10 a.)	$—	$—	$—
Admitted gross DTA (SSAP 10, para. 10 b.i.)	11,961	7,270	19,231
Admitted gross DTA (SSAP 10, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 c.)	11,451	—	11,451
Admitted gross DTA (SSAP 10, para. 10 e.i.*)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 e.ii.*)	10,254	—	10,254
Total admitted gross DTA	33,666	7,270	40,936
Total gross deferred tax liabilities	—	11,451	11,451
Net admitted deferred tax asset (liability)	$33,666	$(4,181)	$29,485

(Increase) decrease in DTA nonadmitted before use of SSAP 10, para. 10 e.*	$15,441	$—	$15,441
Increase (decrease) in DTA admitted from use of SSAP 10, para. 10 e.*	10,254	—	10,254

The Authorized Control level Risk-Based Capital used in applying paragraph 10.d* of the Department’s Bulletin 2009-04 was 602%.  This ratio was calculated using Authorized Control level required capital of $62.1 million and total adjusted capital of $373.6 million.

* As amended per Department Bulletin 2009-04 (See Note 1 for permitted practice disclosure).

	2009	2008	Change
	(in thousands)
Change:
Net deferred tax asset (liability) before nonadmitted	$42,247	$43,375	$(1,128)
Less tax (expense) benefit from unrealized gains/losses and cumulative effect adjustment			(438)
Change in net deferred income taxes			$(690)

Nonadmitted deferred tax assets (increased) decreased by $0.4 million, $(5.2) million and $10.1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes for the years ended December 31, consist of the following major components:

	2009	2008	2007
	(in thousands)
Federal income tax expense (benefit) on operating income	$(3,174)	$(12,806)	$634
Federal income tax expense (benefit) on capital gains (losses)	5,726	(19,309)	(3,363)
Tax credits	(13)	—	—
Capital loss carryforward utilized	—	—	(22,125)
Prior year under (over) accrual	1,489	125	(4,260)
Current income taxes	$4,028	$(31,990)	$(29,114)

The main components of the deferred tax amounts at December 31, are as follows:

	2009	2008	Change
	(in thousands)
DTA:
Reserves	$22,371	$20,338	$2,033
Stocks / bonds / short-term investments	8,488	7,270	1,218
Deferred acquisition costs	8,808	8,697	111
Acquisition related goodwill	647	796	(149)
Deferred hedge losses	925	1,156	(231)
Tax credit carryovers	2,942	2,942	—
Reinsurance ceded	7,508	7,508	—
Separate account adjustment	3,483	5,945	(2,462)
Other invested assets	5,629	—	5,629
Other	167	174	(7)
Total DTA	$60,968	$54,826	$6,142

DTA nonadmitted	$13,494	$13,890	$(396)

Deferred tax liabilities:
Stocks / bonds / short-term investments	$18,699	$11,451	$7,248
Reserve strengthening	21	—	21
Total deferred tax liabilities	$18,720	$11,451	$7,269

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2009	Tax Rate	2008	Tax Rate	2007	Tax Rate
Provision computed at statutory rate	$(1,749)	(35.00)%	$(8,519)	(35.00)%	$2,061	35.00%
Dividends received deduction	1,158	23.17	(1,905)	(7.82)	(7,222)	(122.66)
Tax credits	(13)	(0.26)	—	—	—	—
Nonadmitted assets	—	—	91	0.38	5	0.09
Separate account adjustment	1,026	20.54	(5,013)	(20.59)	(1,568)	(26.64)
Security transfer(1)	3,728	74.63	—	—	—	—
Other	665	13.30	3,770	15.48	730	12.41
Total	$4,815	96.38%	$(11,576)	(47.55)%	$(5,994)	(101.80)%

Federal income taxes incurred	$(1,698)	(33.99)%	$(12,681)	(52.09)%	$(3,626)	(61.58)%
Change in net deferred income taxes(2)	6,513	130.37	1,105	4.54	(2,368)	(40.22)
Total statutory income taxes	$4,815	96.38%	$(11,576)	(47.55)%	$(5,994)	(101.80)%

(1)	Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)	Excludes change in net deferred income taxes on certain realized gains/losses of $(5,823), $6,264 and $25,101 for the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code.  This amount could become taxable to the extent that future shareholder dividends are paid from this account.

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2009 and 2008, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31.  The Company may not pay any dividends during 2009 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2009, the Company does not have any material lease agreements for office space or equipment.

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2009, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$1,796,835	40.2%
At book value less current surrender charge of 5% or more	767,470	17.2
At fair value	553,455	12.4
Total with adjustment or at market value	3,117,760	69.8
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	277,863	6.2
Not subject to discretionary withdrawal	1,071,785	24.0
Total annuity reserves and deposit fund liabilities (before reinsurance)	4,467,408	100.0%
Less reinsurance ceded	9,010
Net annuity reserves and deposit fund liabilities	$4,458,398

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options).  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.  The Company’s equity-indexed annuities provide participation in the S&P 500 price index.

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

The Company’s nonguaranteed separate accounts primarily include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative.  Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2009, is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$39,247	$173,756	$30,899	$243,902

Reserves for separate accounts with assets at:
(a) Fair value	$—	$—	$562,434	$562,434
(b) Amortized cost	431,377	1,465,509	—	1,896,886
(c) Total reserves	$431,377	$1,465,509	$562,434	$2,459,320

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With fair value adjustment	$408,597	$1,386,752	$—	$1,795,349
At book value without fair value adjustment and with current surrender charge of 5% or more	22,780	78,757	—	101,537
At fair value	—	—	562,434	562,434
Subtotal	431,377	1,465,509	562,434	2,459,320
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts liabilities	$431,377	$1,465,509	$562,434	$2,459,320

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2009, is presented below:

2009
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$243,902
Transfers from separate accounts	327,559
Net transfers to separate accounts	(83,657)

Reconciling adjustments:
Policy deductions and other expense reported elsewhere in the statement of operations	(6,115)
Other changes in surplus in separate account statement	887
Transfers as reported in the summary of operations of the Company	$(88,885)

11. Direct Premiums Written by Managing General Agents/Third Party Administrators

The Company issued business through the following managing general agents in 2009:

Name and Address	EIN	Exclusive Contract	Type of Business Written	Authority Granted	Total Premiums Written
					(in thousands)
AXA Network LLC 4251 Crums Mill Road Harrisburg, PA 17112	06-1555494	No	Fixed Annuities	Writing premium	$29,000

The aggregate remaining premiums written by other managing general agents for 2009 were $320.6 million.

42

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$34,386	$34,523	$34,386
States, municipalities and political subdivisions	191,722	191,475	191,722
Foreign governments	8,589	8,760	8,589
Public utilities	—	—	—
All other corporate bonds	1,889,279	1,890,042	1,889,279
Preferred stocks	—	—	—
Total fixed maturities	2,123,976	2,124,800	2,123,976

Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	115,822	129,682	129,682
Total equity securities	115,822	129,682	129,682

Mortgage loans on real estate	61,409		61,409
Real estate	—		—
Policy loans	116,674		116,674
Other long-term investments	54,073		54,073
Cash, cash equivalents and short-term investments	126,648		126,648
Total investments	$2,598,602		$2,612,462

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

44

Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2009
Individual life	$265,642	$—	$4	$2,613	$27,412	$11,048	$1,427
Individual health	—	—	—	—	—	—	—	$—
Group life and health	18,116	—	—	—	1,097	(1,518)	82	—
Annuity	1,697,046	—	165	553,409	106,959	626,452	18,420
	$1,980,804	$—	$169	$556,022	$135,468	$635,982	$19,929

Year ended December 31, 2008
Individual life	$270,425	$—	$5	$2,159	$27,635	$11,883	$1,669
Individual health	—	—	—	—	—	—	—	$—
Group life and health	21,744	—	—	—	1,302	(140)	114	—
Annuity	1,430,865	—	225	690,492	94,975	624,935	20,226
	$1,723,034	$—	$230	$692,651	$123,912	$636,678	$22,009

Year ended December 31, 2007
Individual life	$274,468	$—	$5	$2,827	$28,103	$13,461	$1,769
Individual health	—	—	—	—	—	—	—	$—
Group life and health	22,771	—	—	—	1,366	365	122	—
Annuity	1,170,679	—	60	500,570	74,130	523,549	19,825
	$1,467,918	$—	$65	$503,397	$103,599	$537,375	$21,716

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

45

Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$509,072	$254,691	$33,926	$288,307	12%
Premiums:
Individual life	$2,901	$447	$159	$2,613	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,948	(461)	—	553,409	0%
	$555,849	$(14)	$159	$556,022	0%

Year ended December 31, 2008
Life insurance in force	$543,468	$267,618	$36,970	$312,820	12%
Premiums:
Individual life	$2,535	$517	$141	$2,159	7%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	693,855	3,363	—	690,492	0%
	$696,390	$3,880	$141	$692,651	0%

Year ended December 31, 2007
Life insurance in force	$571,983	$288,850	$35,246	$318,379	11%
Premiums:
Individual life	$3,651	$993	$169	$2,827	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	501,531	961	—	500,570	0%
	$505,182	$1,954	$169	$503,397	0%

46

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 23, 2010

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2009	2008
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,504,612	$3,076,672
Preferred and common stocks	686,732	1,192,592
Investments in common stocks of subsidiaries	1,857,301	1,561,500
Mortgage loans	44,950	46,599
Policy loans	168,162	162,874
Real estate:
Properties held for the production of income	8,174	34,462
Properties occupied by the Company	30,044	30,861
Cash, cash equivalents and short-term investments	138,092	170,150
Receivable for securities	1,708	1,344
Other invested assets	550,297	606,293
Total cash and invested assets	6,990,072	6,883,347

Investment income due and accrued	44,546	48,493
Premiums deferred and uncollected	54,282	55,090
Current federal income taxes recoverable	16,234	33,762
Net deferred income tax asset	103,167	93,954
Receivables from parent, subsidiaries and affiliates	14,692	6,510
Other admitted assets	39,943	33,901
Separate account assets	692,470	602,406
Total admitted assets	$7,955,406	$7,757,463

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,621,805	$2,602,243
Accident and health reserves	236,573	259,839
Liability for deposit-type contracts	256,347	258,138
Policy and contract claims	44,068	40,389
Dividends payable to policyholders	40,594	41,210
Premiums received in advance	6,231	6,309
Total policy and contract liabilities	3,205,618	3,208,128

General expense due and accrued	11,690	11,446
Current federal income taxes payable	14,442	—
Asset valuation reserve	119,715	25,794
Interest maintenance reserve	41,249	34,169
Other liabilities	171,721	267,112
Liability for postretirement benefits other than pensions	233,625	229,470
Borrowed money and interest	—	76,954
Separate account liabilities	692,470	602,406
Total liabilities	4,490,530	4,455,479

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	5,000
Accumulated surplus	3,438,873	3,295,984
Total capital and surplus	3,464,876	3,301,984
Total liabilities and capital and surplus	$7,955,406	$7,757,463

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$286,465	$363,952	$370,598
Net investment income	264,658	384,162	469,515
Considerations for supplementary contracts with life contingencies	—	14	—
Amortization of the interest maintenance reserve	3,743	4,653	6,872
Reserve adjustments on reinsurance ceded	392	1,098	1,527
Change in reserve from elimination of MODCO reinsurance agreement	—	776,000	—
Recapture fee from elimination of MODCO reinsurance agreement	—	74,122	—
Other revenues	2,152	81	593
Total premiums and other revenues	557,410	1,604,082	849,105

Benefits paid or provided:
Death benefits	139,613	192,585	198,612
Annuity benefits	87,863	89,456	95,138
Disability and accident and health benefits	23,739	26,245	27,106
Surrender benefits	101,454	142,010	247,659
Payments on supplementary contracts	152	144	130
Other benefits	15,497	17,551	15,941
Increase (decrease) in policy reserves and other policyholders’ funds	(3,677)	14,363	35,328
Total benefits paid or provided	364,641	482,354	619,914

Insurance expenses and other deductions:
Commissions	50,650	44,377	46,809
Commissions and expenses on reinsurance assumed	2,109	22,613	24,495
General expenses	153,526	142,066	151,614
Net transfers to (from) separate account	(42,092)	(41,636)	(40,425)
Reserve adjustments on reinsurance assumed	(109,349)	(142,858)	(263,510)
Reserve adjustment from elimination of MODCO reinsurance agreement	—	776,000	—
Other deductions	28,473	9,003	40,737
Total insurance expenses and other deductions	83,317	809,565	(40,280)

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	109,452	312,163	269,471

Dividends to policyholders	57,884	58,336	58,729
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	51,568	253,827	210,742
Federal income tax expense (benefit), excluding tax on capital gains	134	20,500	286
Gain (loss) from operations before net realized capital gains (losses)	51,434	233,327	210,456
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	27,404	61,724	53,889

Net income (loss)	$78,838	$295,051	$264,345

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2009, 2008 and 2007

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2007	$1,000	$5,000	$3,509,012	$3,515,012

Net income (loss)	—	—	264,345	264,345
Change in net deferred income tax	—	—	32,421	32,421
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	1,000	5,000	3,699,965	3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	1,000	5,000	3,295,984	3,301,984

Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from additional deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	$1,000	$25,003	$3,438,873	$3,464,876

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$285,427	$367,260	$372,885
Net investment income received	218,919	380,520	443,089
Benefits paid	(330,121)	(441,094)	(549,812)
Net transfers from (to) separate accounts	41,969	41,636	40,425
Commissions and expense paid	(132,627)	(105,055)	(23,692)
Dividends paid to policyholders	(58,499)	(58,350)	(57,967)
Federal income taxes recovered (paid)	4,278	(77,363)	(72,477)
Other, net	—	74,122	—
Net cash from (for) operations	29,346	181,676	152,451

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	899,899	1,371,226	3,672,971
Preferred and common stocks	775,666	1,090,291	934,338
Mortgage loans	1,649	6,548	3,027
Real estate	25,893	8,380	7,925
Other invested assets	135,559	42,033	139,091
Net gains (losses) on cash, cash equivalents and short-term investments	(740)	4	81
Miscellaneous proceeds	—	—	850
Net proceeds from investments sold, matured or repaid	1,837,926	2,518,482	4,758,283

Cost of investments acquired:
Debt securities	(1,203,004)	(1,506,112)	(3,446,280)
Preferred and common stocks	(496,986)	(933,130)	(1,049,524)
Mortgage loans	—	(275)	—
Real estate	(1,245)	(2,158)	(271)
Other invested assets	(90,513)	(90,456)	(287,399)
Miscellaneous applications	(412)	(676)	(7,152)
Total cost of investments acquired	(1,792,160)	(2,532,807)	(4,790,626)

Net change in policy and other loans	(5,288)	(1,867)	(2,133)
Net cash from (for) investments	40,478	(16,192)	(34,476)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(76,954)	74,667	(22,918)
Net deposits on deposit-type contract funds and other insurance liabilities	16,669	(3,083)	(2,807)
Dividends paid to stockholder	—	—	(58,750)
Other cash provided (applied)	(41,597)	(186,611)	(92,525)
Net cash from (for) financing and miscellaneous sources	(101,882)	(115,027)	(177,000)

Net change in cash, cash equivalents and short-term investments	(32,058)	50,457	(59,025)
Cash, cash equivalents and short-term investments:
Beginning of year	170,150	119,693	178,718
End of year	$138,092	$170,150	$119,693

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$—	$120,761	$—
the form of common stock	111,484	75,000	—
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	—	35,644	—
the form of common stock	105,197	18,528	—
Capital contribution to Columbus Life Insurance Company in
the form of common stock	40,216	—	—
Capital contribution from Western & Southern Financial Group in
the form of common stock	20,003	—	—
Dividend income received from Columbus Life Insurance Company
in the form of debt securities	—	23,735	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2009

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2009, approximately 68.4% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity).  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,506.0 million and $2,436.5 million were allocated to the Closed Block as of December 31, 2009 and 2008, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, all debt security other-than-temporary impairments are recorded to the extent the company has the intent to sell the security or it is more likely than not that it will be required to sell the security and the present value of expected future cash flows is below amortized cost.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2009	2008
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,464,876	$3,301,984
Deferred policy acquisition costs	247,006	342,721
Policy reserves	86,271	88,688
Asset valuation and interest maintenance reserves	160,964	59,963
Unrecognized benefit plan adjustments	(1,948)	(2,038)
Employee benefits	(147,851)	(103,302)
Income taxes	(90,110)	(75,691)
Net unrealized on available-for-sale securities	31,043	(211,322)
Subsidiary equity	499,763	(310,381)
Policyholder dividend obligation	(97,600)	(25,633)
Subsidiary reinsurance recoverable	113,427	125,094
Other, net	31,271	3,104
Stockholder’s equity, GAAP basis	$4,297,112	$3,193,187

	2009	2008	2007
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$78,838	$295,051	$264,345
Deferred policy acquisition costs	10,785	(14,198)	(3,444)
Policy reserves	(3,980)	5,819	(2,153)
Employee benefit income	3,105	1,096	2,766
Income taxes	28,788	33,507	16,381
Interest maintenance reserve	7,080	(6,928)	(10,789)
SAP vs. GAAP subsidiary income	29,246	(141,219)	139,933
Private equity adjustments	(11,232)	(5,507)	(1,839)
Investment write-downs	41,872	(20,654)	10,457
Recapture fee from elimination of MODCO reinsurance	—	(74,122)	—
Dividends from subsidiaries	—	(50,000)	(92,000)
Other, net	11,505	(17,831)	6,549
Net income (loss), GAAP basis	$196,007	$5,014	$330,206

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2009	2008
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	12%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	27	28
1980 Commissioners Standard Ordinary, 4% – 6%	35	34
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	3	2
Other, 2-1/2% – 6%	6	6
	97	97
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	3	3
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2009 and 2008, reserves of $40.1 million and $46.1 million, respectively, were recorded on inforce amounts of $1,787.9 million and $1,996.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2009 and 2008.  The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money and Interest

The Company has entered into dollar-roll repurchase agreements.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  At December 31, 2009, the Company had no dollar-roll repurchase agreements.  At December 31, 2008 the Company’s total admitted assets subject to these agreements were $73.7 million and the collateral held for these transactions was $77.0 million.

Securities Lending

The Company loaned $134.7 million and $196.1 million of various US Treasury, corporate bonds, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon as of December 31, 2009 and 2008, respectively.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with Statement of Statutory Accounting Principles 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in investment-grade debt securities and cash equivalents with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2009, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2009, the fair value of the total collateral is $137.1 million, of which $78.9 million is unrestricted and $58.2 million is restricted.  At December 31, 2008, the fair value of the total collateral was $199.0 million, of which $129.0 million was unrestricted and $70.0 million was restricted.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R  requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R.  The cumulative effect adjustment is net of federal income taxes of $4.4 million.  SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009.  SSAP 10R is effective for 2009 and 2010 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

During 2009, the NAIC held discussions regarding the appropriate classification of hybrid securities (primarily preferred securities with characteristics of both debt and equity) on an insurer’s balance sheet.  These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations.  As a result of these discussions, the NAIC required that various securities be reclassified from preferred stocks to debt securities in the balance sheet.  During 2009, the Company reclassified 17 securities held at December 31, 2008, with a book adjusted carry value of $72.0 million and a fair value of $51.8 million.  Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).  SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2009 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 23, 2010.

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$153,700	$2,567	$(165)	$156,102
Debt securities issued by states of the U.S. and political subdivisions of the states	20,826	83	(595)	20,314
Corporate securities	2,329,586	155,840	(39,300)	2,446,126
Commercial mortgage-backed securities	170,608	3,670	(500)	173,778
Residential mortgage-backed securities	786,430	8,874	(104,391)	690,913
Asset-backed securities	43,462	3,386	—	46,848
Total	$3,504,612	$174,420	$(144,951)	$3,534,081

The Company holds investments in hybrid securities that are classified in the corporate securities line above.  The book/adjusted carry value and fair value of these hybrid securities are $110.5 million and $104.2 million, respectively, at December 31, 2009.  These hybrid securities were classified as preferred stock at December 31, 2008.  See the Accounting Changes section in Note 1 for further discussion.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$60,981	$6,392	$—	$67,373
Debt securities issued by states of the U.S. and political subdivisions of the states	26,056	47	(1,028)	25,075
Corporate securities	2,332,694	75,753	(170,791)	2,237,656
Commercial mortgage-backed securities	153,758	1,956	(11,291)	144,423
Residential mortgage-backed securities	485,665	5,705	(91,533)	399,837
Asset-backed securities	17,518	—	(94)	17,424
Total	$3,076,672	$89,853	$(274,737)	$2,891,788

At December 31, 2009 and 2008, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $307.3 million and $97.9 million, respectively, and an aggregate fair value of $249.3 million and $79.1 million, respectively. Such holdings amounted to 8.8% and 3.2%, respectively, of the Company’s investments in debt securities and 3.9% and 1.3%, respectively, of the Company’s total admitted assets as of December 31, 2009 and 2008.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in unaffiliated common stocks and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2009:
Preferred stocks	$2,401	$1	$—	$2,402

Common stocks, unaffiliated	$432,091	$268,907	$(16,667)	$684,331
Common stocks of subsidiaries and affiliates	1,523,699	362,314	(28,712)	1,857,301
	$1,955,790	$631,221	$(45,379)	$2,541,632

At December 31, 2008:
Preferred stocks	$131,802	$807	$(29,836)	$102,773

Common stocks, unaffiliated	$799,156	$425,060	$(163,426)	$1,060,790
Common stocks of subsidiaries and affiliates	1,342,221	314,311	(95,032)	1,561,500
	$2,141,377	$739,371	$(258,458)	$2,622,290

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(165)	$104,418	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(24)	4,976	(571)	8,004
Corporate securities	(3,432)	190,665	(35,868)	270,305
Commercial mortgage-backed securities	(500)	62,098	—	—
Residential mortgage-backed securities	(5,148)	126,133	(99,243)	231,602
Asset-backed securities	—	—	—	—
Total	$(9,269)	$488,290	$(135,682)	$509,911

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,943)	$23,088	$(14,724)	$140,873

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(853)	9,722	(175)	2,825
Corporate securities	(91,967)	803,760	(78,824)	332,291
Commercial mortgage-backed securities	(8,393)	99,361	(2,898)	23,281
Residential mortgage-backed securities	(27,576)	110,646	(63,957)	169,288
Asset-backed securities	(94)	17,424	—	—
Total	$(128,883)	$1,040,913	$(145,854)	$527,685

Preferred stocks	$(11,941)	$41,323	$(17,895)	$40,787
Common stocks, unaffiliated	$(128,384)	$553,448	$(35,042)	$101,349

Investments that are impaired at December 31, 2009 and 2008, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks.  The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 12.2% and 18.3% of the carrying value of these securities at December 31, 2009 and 2008, respectively.  At December 31, 2009, there were a total of 375 securities held that are considered temporarily impaired, 215 of which have been impaired for 12 months or longer.  At December 31, 2008, there were a total of 506 securities held that are considered temporarily impaired, 160 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $76.9 million, $103.0 million and $35.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the three month periods ended December 31, 2009, and September 30, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Description	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value
For the three month period ended December 31, 2009:

12668BYF4	CWALT 2006-7CB 1A14	$1,837,676	$1,748,993	$88,683	$1,748,993	$1,376,634
65538PAF5	NAA 2007-1 1A5	8,206,560	8,023,394	183,166	8,023,394	5,763,721
75970JAJ5	RAMC 2007-1 AF6	8,744,010	8,445,937	298,073	8,445,937	5,037,563
761118MD7	RALI 2005-QS16 A4	21,594,084	20,587,886	1,006,198	20,587,886	14,524,272
Total		$40,382,330	$38,806,210	$1,576,120	$38,806,210	$26,702,190

For the three month period ended September 30, 2009:

059515BF2	BAFC 2007-3 XA2	$3,809,941	$3,348,844	$461,097	$3,348,844	$2,735,128
872225AF4	TBW 2006-5 A5A	2,989,826	1,845,600	1,144,226	1,845,600	803,439
Total		$6,799,767	$5,194,444	$1,605,323	$5,194,444	$3,538,567

The Company had no other-than-temporary impairments on loan-backed securities for the three month periods ended December 31, 2009, and September 30, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2009, by contractual maturity, is as follows:

	Book Adjusted
	Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$57,046	$57,714
After one through five	562,027	578,682
After five through ten	574,591	605,280
After ten	1,310,448	1,380,866
Mortgage-backed/Asset-backed securities	1,000,500	911,539
Total	$3,504,612	$3,534,081

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2009, 2008 and 2007 were $723.8 million, $789.8 million, and $3,270.6 million; gross gains of $15.3 million, $5.8 million, and $6.9 million and gross losses of $8.7 million, $6.0 million, and $15.9 million were realized on these sales in 2009, 2008 and 2007, respectively.

Proceeds from the sales of investments in equity securities during 2009, 2008 and 2007 were $438.7 million, $1,046.2 million, and $902.8 million; gross gains of $130.0 million, $245.5 million, and $124.5 million and gross losses of $51.5 million, $125.8 million, and $38.7 million were realized on these sales in 2009, 2008 and 2007, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2009	2008	2007
	(in thousands)
Realized capital gains (losses)	$65,783	$83,267	$97,583
Less amount transferred to IMR (net of related taxes (benefits) of $5,827 in 2009, ($1,225) in 2008 and ($2,109) in 2007)	10,823	(2,275)	(3,917)
Less federal income tax expense (benefit) of realized capital gains (losses)	27,556	23,818	47,611
Net realized capital gains (losses)	$27,404	$61,724	$53,889

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2009	2008	2007
	(in thousands)

Debt securities	$194,731	$190,830	$205,822
Equity securities	37,725	129,017	177,149
Mortgage loans	2,989	3,681	3,654
Real estate	18,219	21,310	22,835
Policy loans	11,143	10,581	10,342
Cash, cash equivalents and short-term investments	1,533	6,913	11,574
Other invested assets	16,340	38,374	60,760
Other	2,192	5,849	1,951
Gross investment income	284,872	406,555	494,087
Investment expenses	20,214	22,393	24,572
Net investment income	$264,658	$384,162	$469,515

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2009, 67.7% of such mortgages ($30.4 million) involved properties located in Texas and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.9 million.  During 2009, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

At December 31, 2009, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2009, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2009, 2008 and 2007 were $25.9 million, $8.4 million and $7.9 million, respectively, with a gross gain of $0.7 million realized in 2007. No gross gains were realized on those sales during 2009 and 2008.  No gross losses were realized on the sales of real estate in 2009, 2008 and 2007.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2009:
Assets:
Common stocks, unaffiliated	$684,331	$684,331	$—	$—
Separate account assets	692,470	369,106	193,663	129,701
Total assets	$1,376,801	$1,053,437	$193,663	$129,701

At December 31, 2008:
Assets:
Common stocks, unaffiliated	$1,060,790	$1,060,790	$—	$—
Separate accounts assets	602,406	326,208	171,562	104,636
Total assets	$1,663,196	$1,386,998	$171,562	$104,636

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1,	Net			and	In (Out)	December 31,	Positions
	2009	Income	Surplus	Other	Settlements	of Level 3	2009	Still Held
	(in thousands)
Assets:
Separate account assets	$104,636	$—	$—	$14,065	$11,000	$—	$129,701	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2008	Net Income	Surplus	Other	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Assets:
Separate account assets	$113,835	$—	$—	$(11,263)	$2,064	$—	$104,636	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009 and 2008.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2009		December 31, 2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,504,612	$3,534,081	$3,076,672	$2,891,788
Preferred stocks	2,401	2,402	131,802	102,773
Unaffiliated common stocks	684,331	684,331	1,060,790	1,060,790
Mortgage loans	44,950	45,535	46,599	46,256
Cash, cash equivalents and short-term investments	138,092	138,092	170,150	170,150
Separate account assets	692,470	692,470	602,406	602,406

Liabilities:
Borrowed money and securities lending liability	79,707	79,707	207,245	207,245

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $72.8 million, $68.5 million and $67.6 million, and $5.6 million, $5.6 million and $7.1 million in 2009, 2008 and 2007, respectively.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $18.8 million, $19.0 million and $20.1 million in 2009, 2008 and 2007, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $239.9 million and $217.2 million at December 31, 2009 and 2008, respectively.

At December 31, 2009 and 2008, the Company had $79.0 million and $111.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company, respectively.  The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, Western & Southern Financial Group, Inc., in the amount of $20.0 million.  The contribution was in the form of common stock at fair value.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.  On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life in the form of cash.  A portion of this dividend, $25.7 million, was extraordinary.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions (continued)

On July 30, 2007, and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $ 674.2 million and $701.6 million at December 31, 2009 and 2008, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $ 16.6 million and $18.2 million at December 31, 2009 and 2008, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $ 0.9 million and $1.0 million at December 31, 2009 and 2008, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2009	2008	2007
	(in thousands)
Direct premiums	$292,220	$292,948	$296,303
Assumed premiums:
Affiliates	226	80,617	84,426
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(5,981)	(9,613)	(10,131)
Net premiums	$286,465	$363,952	$370,598

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2009	2008	2007
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	2,682	5,739	7,683
Policy and contract liabilities:
Affiliates	674,214	701,573	729,869
Non-affiliates	15,067	13,009	13,542

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

During 2009, 2008, and 2007, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2009, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2009, if all reinsurance agreements were cancelled.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due (to) from the subsidiaries for federal income taxes were $16.2 million and $(113.7) million at December 31, 2009 and 2008, respectively.  The tax years of 2009, 2008, 2007 and 2006 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2009, in the event of future net losses is $34.3 million, $43.2 million, and $45.1 million from 2009, 2008, and 2007, respectively.

The change in net deferred income taxes is comprised of the following:

	Ordinary	Capital	Total
	(in thousands)
2009:
Total gross deferred tax assets (DTA)	$228,503	$29,946	$258,449
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	228,503	29,946	258,449
Nonadmitted adjusted gross DTA	—	—	—
Admitted adjusted DTA	$228,503	$29,946	$258,449

Admitted gross DTA (SSAP 10R, para. 10 a.)	$55,923	$29,946	$85,869
Admitted gross DTA (SSAP 10R, para. 10 b.i.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 c.)	155,283	—	155,283
Admitted gross DTA (SSAP 10R, para. 10 e.i.)	17,297	—	17,297
Admitted gross DTA (SSAP 10R, para. 10 e.ii.a.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.ii.b.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.iii.)	—	—	—
Total admitted gross DTA	228,503	29,946	258,449
Total gross deferred tax liabilities	38,794	116,488	155,282
Net admitted deferred tax asset (liability)	$189,709	$(86,542)	$103,167

(Increase) decrease in DTA nonadmitted before application of SSAP 10R, para. 10 e.	$(17,297)	$—	$(17,297)
Increase (decrease) in DTA admitted from use of SSAP 10R, para. 10 e.	17,297	—	17,297

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit deferred tax assets pursuant to SSAP No. 10R.  Such election was not available in 2008.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The following table provides the Company’s assets, capital and surplus, and RBC information with the deferred tax assets calculated under SSAP No. 10R paragraphs 10 a. to c. and the additional deferred tax assets determined under SSAP No. 10R paragraph 10 e. as of December 31, 2009:

	SSAP 10R	SSAP 10R
	Para. 10 a-c.	Para. 10 e.	Difference
	(in thousands)
Admitted DTA	$85,870	$103,167	$17,297
Admitted assets	7,938,109	7,955,406	17,297
Statutory surplus	3,447,579	3,464,876	17,297
Total adjusted capital	3,637,772	3,655,069	17,297
RBC authorized control level	388,713	389,146	433

	Ordinary	Capital	Total
	(in thousands)
2008:
Total gross DTA	$247,528	$97,125	$344,653
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	247,528	97,125	344,653
Nonadmitted adjusted gross DTA	—	—	—
Admitted adjusted DTA	$247,528	$97,125	$344,653

Admitted gross DTA (SSAP 10, para. 10 a.)	$60,497	$33,457	$93,954
Admitted gross DTA (SSAP 10, para. 10 b.i.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 c.)	187,031	63,668	250,699
Total admitted gross DTA	247,528	97,125	344,653
Total gross deferred tax liabilities	28,995	221,704	250,699
Net admitted deferred tax asset (liability)	$218,533	$(124,579)	$93,954

(Increase) decrease in DTA nonadmitted	$—	$—	$—

	2009	2008	Change
	(in thousands)
Change:
Net deferred tax asset (liability) before nonadmitted	$103,167	$93,954	$9,213
Less tax (expense) benefit from unrealized gains/losses and cumulative effect adjustment			(22,541)
Change in net deferred income taxes			$31,754

Nonadmitted deferred tax assets did not change for the years ended December 31, 2009, 2008 and 2007, respectively.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2009	2008	2007
	(in thousands)
Federal income tax expense on operating income	$6,783	$25,117	$20,109
Federal income tax expense on capital gains	27,556	23,818	47,611
Tax credits	(39)	(39)	(39)
Change in tax contingency reserves	—	—	(29,500)
Prior year under (over) accrual	(6,610)	(4,578)	9,716
Current income taxes	$27,690	$44,318	$47,897

The main components of the deferred tax amounts at December 31 are as follows:

	2009	2008	Change
	(in thousands)
DTA:
Reserves	$72,175	$77,728	$(5,553)
Deferred acquisition costs	34,739	36,329	(1,590)
Benefit for employees and agents	112,424	123,723	(11,299)
Stocks / bonds / short-term investments	29,946	97,124	(67,178)
Other	9,165	9,749	(584)
Total DTA	$258,449	$344,653	$(86,204)

DTA nonadmitted	$—	$—	$—

Deferred tax liabilities:
Stocks / bonds / short-term investments	$116,488	$221,704	$(105,216)
Other invested assets	13,801	2,316	11,485
Other	24,993	26,679	(1,686)
Total deferred tax liabilities	$155,282	$250,699	$(95,417)

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2009	Tax Rate	2008	Tax Rate	2007	Tax Rate
Provision computed at statutory rate	$18,049	35.00%	$88,839	35.00%	$73,760	35.00%
Dividends received deduction	(2,586)	(5.01)	(28,225)	(11.12)	(51,392)	(24.39)
Tax credits	(1,792)	(3.48)	(309)	(0.12)	(193)	(0.09)
Other invested assets	5,563	10.79	(7,462)	(2.94)	(626)	(0.30)
Additional minimum pension liability	9,814	19.03	(9,814)	(3.87)	—	—
Change in tax contingency reserves	—	—	(7,880)	(3.10)	(29,500)	(14.00)
Security transfer(1)	(54,845)	(106.35)	(23,864)	(9.40)	—	—
Other	(1,291)	(2.51)	(2,044)	(0.81)	(8,299)	(3.93)
Total	$(27,088)	(52.53)%	$9,241	3.64%	$(16,250)	(7.71)%

Federal income taxes incurred	$134	0.26%	$20,500	8.08%	$286	0.14%
Change in net deferred income taxes(2)	(27,222)	(52.79)	(11,259)	(4.44)	(16,536)	(7.85)
Total statutory income taxes	$(27,088)	(52.53)%	$9,241	3.64%	$(16,250)	(7.71)%

(1)	Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)	Excludes change in net deferred income taxes on certain realized gains/losses of $(4,532), $5,326 and $(15,885) for the years ended December 31, 2009, 2008 and 2007, respectively.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2009 and 2008, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2010, the Company has $346.5 million available for payment of dividends based on capital and surplus of $3,464.9 million at December 31, 2009, as no dividends were paid in 2009.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2009, the Company does not have any material lease agreements as a lessee for office space or equipment.

The Company has future commitments to provide additional capital contributions of $275.2 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2009, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$417,089	37.9%
Not subject to discretionary withdrawal	682,521	62.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,099,610	100.0%
Less reinsurance ceded	160,577
Net annuity reserves and deposit fund liabilities	$939,033

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.  Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$682,929	$678,962	$192,497	$227,627
Service cost	13,266	12,633	5,788	5,924
Interest cost	41,759	40,102	11,311	11,243
Medicare Part D payments received	—	—	1,787	1,680
Contribution by plan participants	—	—	2,550	2,356
Actuarial (gain) loss	31,554	(8,257)	383	(41,812)
Benefits paid	(41,323)	(40,732)	(14,333)	(14,521)
Plan amendments	—	221	—	—
Benefit obligation at end of year	$728,185	$682,929	$199,983	$192,497

Change in plan assets:
Fair value of plan assets at beginning of year	$601,295	$826,556	$—	$—
Actual return on plan assets	107,705	(184,529)	—	—
Employer contribution	—	—	9,996	10,485
Plan participants’ contributions	—	—	2,550	2,356
Medicare Part D payments received	—	—	1,787	1,680
Benefits paid	(41,323)	(40,732)	(14,333)	(14,521)
Fair value of plan assets at end of year	$667,677	$601,295	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(60,508)	$(81,634)	$(199,984)	$(192,497)
Unamortized prior service cost	9,473	11,059	(30,130)	(33,002)
Unrecognized net (gain) or loss	557,116	593,054	(3,511)	(3,971)
Prepaid assets* (accrued liabilities)	$506,081	$522,479	$(233,625)	$(229,470)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$667,192	$629,334	$199,983	$192,497

Benefit obligation for non-vested employees:
Projected pension obligation	$6,990	$5,660	$—	$—
Accumulated benefit obligation	$4,250	$3,418	$—	$—

* Indicates non-admitted

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2009	2008	2007
Service cost	$13,266	$12,633	$14,494
Interest cost	41,759	40,102	38,620
Expected return on plan assets	(68,561)	(72,226)	(70,849)
Amount of recognized gains and losses	28,348	24,279	24,818
Amount of prior service cost recognized	1,586	1,586	1,565
Total net periodic benefit cost (benefit)	$16,398	$6,374	$8,648

Components of net periodic benefit cost:

	Postretirement Medical
	2009	2008	2007
Service cost	$5,788	$5,924	$8,954
Interest cost	11,311	11,243	13,283
Amount of recognized gains and losses	(76)	(40)	1,855
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$14,151	$14,255	$21,220

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008

Weighted average discount rate	6.25%	6.00%	6.25%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008

Weighted average discount rate	6.13%	6.25%	6.13%	6.25%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has no additional minimum pension liability for 2009.  The Company recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.  This was reversed in unassigned funds (surplus) in 2009.

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2009 and 2008, and the target allocation for 2010 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2010	2009	2008
Asset category:
Equity securities	55%	55%	54%
Fixed income securities	40	23	26
Short-term investments	—	—	—
Other	5	22	20
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.  The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability.  The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity Funds

The fair values of private equity funds have been determined utilizing the net asset values of the funds.

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The fair value of the pension plan’s assets by asset category is as follows:

	December 31, 2009
	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Debt securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,696	$—	$7,696	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,754	—	2,754	—
Debt securities issued by foreign governments	2,688	—	2,688	—
Corporate securities	108,953	—	108,953	—
Residential mortgage-backed securities	23,313	—	23,313	—
Commercial mortgage-backed securities	9,229	—	9,229	—
Equity securities
Common equity	237,616	237,616	—	—
Mutual funds	131,489	131,489	—	—
Other invested assets
Private equity	119,298	—	—	119,298
Other assets	24,641	—	14,237	10,404
Total plan assets	$667,677	$369,105	$168,870	$129,702

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

	For the Year Ended December 31, 2009
		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2009	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales and Settlements	Transfers In (Out) of Level 3	Ending Assets as of December 31, 2009
	(in thousands)
Other invested assets
Private equity	$104,636	$12,375	$1,690	$597	$—	$119,298
Other assets	—	—	—	10,404	—	10,404
Total	$104,636	$12,375	$1,690	$11,001	$—	$129,702

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2010.  The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2009, by $21.6 million and $(18.5) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2009 by $2.1 million and $(1.7) million, respectively.

The Company made contributions to the postretirement medical plan of $11.8 million in 2009 and expects to contribute $192.1 million between 2010 and 2019, inclusive.  The Company received $1.8 million of subsidies in 2009 and expects to receive $24.4 million of subsidies between 2010 and 2019, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2009 and 2008, the pension plan had $121.3 million and $83.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2009, future benefit payments for the pension plan are expected as follows (in millions):

2010	$43.1
2011	43.9
2012	45.1
2013	46.4
2014	47.7
Five years thereafter	260.4

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2010	$15.7
2011	16.3
2012	16.4
2013	16.5
2014	16.8
Five years thereafter	86.1

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2010.  The Company expects to contribute approximately $15.7 million during 2010 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.8 million, $1.3 million, and $3.1 million for 2009, 2008 and 2007, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2009, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$10,892	$642
Ordinary renewal	78,529	53,422
Accident and health renewal	212	66
Assumed investment type contracts	152	152
Total	$89,785	$54,282

48

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$181,569	$184,957	$181,569
States, municipalities and political subdivisions	448,804	454,363	448,804
Foreign governments	46,462	47,909	46,462
All other corporate bonds	2,820,953	2,840,029	2,820,953
Preferred stocks	2,401	2,402	2,401
Total fixed maturities	3,500,189	3,529,660	3,500,189

Equity securities
Common stocks:
Industrial, miscellaneous and all other	432,091	684,331	684,331

Mortgage loans on real estate	44,950		44,950
Real estate	38,218		38,218
Policy loans	168,162		168,162
Other long-term investments	94,831		94,831
Cash, cash equivalents and short-term investments	138,092		138,092
Total investments	$4,416,533		$4,668,773

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

50

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85%
	$296,303	$10,131	$84,426	$370,598	23%

52

INT Sep Acct I	April 2010

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2009

Statements of Operations for the Year Ended December 31, 2009

Statements of Changes in Net Assets for the Years Ended December 31, 2009 and 2008

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2009 and 2008

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2009 and 2008

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.               Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.               Not applicable.

3.

a.         Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

b.        Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

4.

a.         Form of variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

b.        Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(H) to Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File

1

INT Sep Acct I	April 2010

No. 033-51268), filed February 17, 2006.

c.         Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

d.        Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

e.         Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

5.               Form of Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

6.

a.               Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed on July 19, 2006.

b.              By-Laws of Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876), filed July 19, 2006.

7.

a.               Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed May 1, 1996.

b.              Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.

c.               Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999  and May 1, 2000  to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed April 24, 2009.

8.

a.               Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.              Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.               Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.              Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

e.               Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

f.                 Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 3, 2004.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

g.              Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

2

INT Sep Acct I	April 2010

h.              Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

i.                  Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

j.                  Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

k.               Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

l.                  Selling Agreement between Allianz Global Investors Distributors LLC and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

m.            Services Agreement between Pacific Investment Management Company LLC and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

n.              Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

o.              Services Agreement between Rydex Distributors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

p.              Administrative Services Agreement between PADCO Advisors II and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654), filed December 5, 2007.

q.              Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated April 30, 2001.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654), filed October 15, 2001.

r.                 Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

s.               Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and Integrity dated December 31, 2009.  Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

t.                 22c-2 Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2008.  Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

u.              Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

v.              Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

w.            22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

3

INT Sep Acct I	April 2010

x.                Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and Integrity dated May 1, 2001.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

y.              Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

z.                Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated May 1, 2004.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

aa.         Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and Integrity dated July 22, 2006.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

bb.       Administrative services letter between Deutsche Investment Management Americas Inc. and Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

cc.         Distribution and Services Agreement between PFPC Distributors, Inc. and Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

dd.       Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(DD) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

ee.         Participation Agreement among The Universal Institutional Funds, Inc.,  Morgan Stanley  & Co. Incorporated, Morgan Stanley Investment Management Inc and Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

ff.             Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

gg.       Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

hh.       Administrative Services Letter between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

ii.               22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley  & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

jj.               Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

kk.         Administrative Services Agreement between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

ll.               Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

mm.Amendment No. 1 to Participation Agreement among Van Kampen Life Investments Trust, Van

4

INT Sep Acct I	April 2010

Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

nn.       Administrative Services Letter among Van Kampen Funds Inc., Van Kampen Asset Management, Inc. and Integrity dated July 31, 2006.  Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

oo.       Shareholder Service Agreement between Van Kampen Funds Inc. and Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(OO) to Registrant’s Post-Effective Amendment No. 34 to registration statement on form N-4 (File No. 033-51268), filed April 23, 2010.

pp.       22c-2 Agreement between Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

qq.       Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

rr.             Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

ss.         Agreement between Columbia Management Distributors, Inc. and Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268), filed April 24, 2009.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of each members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, Jo Ann Davidson, Eugene P. Ruehlmann, George H. Walker, III, and Thomas L. Williams, each dated March 9, 2010, James N. Clark dated March 5, 2010 and Donald A Bliss dated March 12, 2010.  Incorporated by reference to Exhibit 99.13 to Registrant’s Post-Effective Amendment No. 34 to registration statement on Form N-4 (File No. 033-51268) filed on April 23, 2010.

14.         Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268), filed February 12, 2007.

Item 25.       Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
Donald J. Wuebbling	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President

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INT Sep Acct I	April 2010

Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President
Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
Brian A. Eichhold	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Comptroller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patty J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Marvin J. Cox, Jr.	Manager, New Business
Michael W. Collier	Manager, Financial Services
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Baker(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

(3) Principal Business Address: 301 Merritt 7, Norwalk, Connecticut 06851

Item 26.                     Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate
Baton Rouge Cottages Investor,	Ohio	LLC	100% owned by Baton Rouge Housing	real estate

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INT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
LLC			Holdings, LLC
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned Capital Analysts Incorporated	general insurance agency
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and investment advisor
Capital Analysts Insurance Agency, Inc.	Massachu-setts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carmenere, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc.	Ohio	Corporation	100% owned by Eagle Realty Group,	real estate

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INT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
(ERI)			LLC
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC ; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate

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INT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
IFS Agency Services, Inc.	Penn-sylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate
North Pittsburgh Hotel LLC	Penn- sylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate

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INT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by ERI)	real estate
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by ERI	real estate
Queen City Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by ERI)	real estate
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by ERI	real estate
SBDC Management, LLC	California	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Seasons Health Care LP	Ohio	LP	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	LP	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Sedona Apts Investors L.P.	Texas	LP	100% owned by North Braeswood Meritage Holdings, LLC	real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor,	Ohio	LLC	100% owned by Shelbourne Holdings,	ownership in real estate

10

INT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
LLC			LLC	entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 25% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group	Ohio	Corporation	100% owned by IFS	general insurance agency

11

INT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Distributors, Inc.
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Penn-sylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Holding Co		Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
Windsor Hotel LLC	CT	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by a trust for Separate Account A	real estate
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	real estate
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate

12

INT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate

Item 27.     Number of Contract Owners

As of March 22, 2010, there were 5,172 contract owners of Separate Account I of Integrity, including qualified and non-qualified contracts.

Item 28.     Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)       The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)      To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)     Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

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INT Sep Acct I	April 2010

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)       (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)      Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)     Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)       The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the  heirs, executors, and administrators of such a person.

(g)      The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

14

INT Sep Acct I	April 2010

Item 29.     Principal Underwriters

(a)     Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts II and VUL of Integrity Life Insurance Company, Separate Accounts I and II of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Brian E. Hirsch	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)                Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)   to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)   to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)   to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)   to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract

15

INT Sep Acct I	April 2010

owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, the Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

16

INT Sep Acct I	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

INT Sep Acct I	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 12, 2010

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 12, 2010

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 12, 2010

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 12, 2010	April 12, 2010

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 12, 2010	April 12, 2010

/s/ Jill T. McGruder
Jill T. McGruder
April 12, 2010

INT Sep Acct I	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 12, 2010

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2010

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2010

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 12, 2010	Eugene P. Ruehlmann
April 12, 2010

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 12, 2010	April 12, 2010

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 12, 2010	April 12, 2010

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 12, 2010